UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number   811-4707

Fidelity Advisor Series II

 (Exact name of registrant as specified in charter)

245 Summer St., Boston, Massachusetts  02210

 (Address of principal executive offices)       (Zip code)

William C. Coffey, Secretary

245 Summer St.

Boston, Massachusetts  02210

(Name and address of agent for service)

Registrant's telephone number, including area code:

617-563-7000

Date of fiscal year end:	December 31

Date of reporting period:	December 31, 2018

Item 1.

Reports to Stockholders

Fidelity Advisor® Strategic Income Fund Class A, Class M, Class C, Class I and Class Z Annual Report December 31, 2018

Beginning on January 1, 2021, as permitted by regulations adopted by the Securities and Exchange Commission, paper copies of a fund’s shareholder reports will no longer be sent by mail, unless you specifically request paper copies of the reports from the fund or from your financial intermediary, such as a financial advisor, broker-dealer or bank. Instead, the reports will be made available on a website, and you will be notified by mail each time a report is posted and provided with a website link to access the report.

If you already elected to receive shareholder reports electronically, you will not be affected by this change and you need not take any action. You may elect to receive shareholder reports and other communications from a fund electronically, by contacting your financial intermediary. For Fidelity customers, visit Fidelity's web site or call Fidelity using the contact information listed below.

You may elect to receive all future reports in paper free of charge. If you wish to continue receiving paper copies of your shareholder reports, you may contact your financial intermediary or, if you are a Fidelity customer, visit Fidelity’s website, or call Fidelity at the applicable toll-free number listed below. Your election to receive reports in paper will apply to all funds held with the fund complex/your financial intermediary.

Account Type	Website	Phone Number
Brokerage, Mutual Fund, or Annuity Contracts:	fidelity.com/mailpreferences	1-800-343-3548
Employer Provided Retirement Accounts:	netbenefits.fidelity.com/preferences (choose 'no' under Required Disclosures to continue to print)	1-800-343-0860
Advisor Sold Accounts Serviced Through Your Financial Intermediary:	Contact Your Financial Intermediary	Your Financial Intermediary's phone number
Advisor Sold Accounts Serviced by Fidelity:	institutional.fidelity.com	1-877-208-0098

Contents

Performance
Management's Discussion of Fund Performance
Investment Summary
Schedule of Investments
Financial Statements
Notes to Financial Statements
Report of Independent Registered Public Accounting Firm
Trustees and Officers
Shareholder Expense Example
Distributions
Board Approval of Investment Advisory Contracts and Management Fees

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov.

You may also call 1-877-208-0098 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third-party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2019 FMR LLC. All rights reserved.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the Fund. This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC’s web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330.

For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.institutional.fidelity.com, or http://www.401k.com, as applicable.

NOT FDIC INSURED •MAY LOSE VALUE •NO BANK GUARANTEE

Neither the Fund nor Fidelity Distributors Corporation is a bank.

Performance: The Bottom Line

Average annual total return reflects the change in the value of an investment, assuming reinvestment of distributions from dividend income and capital gains (the profits earned upon the sale of securities that have grown in value, if any) and assuming a constant rate of performance each year. The hypothetical investment and the average annual total returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. During periods of reimbursement by Fidelity, a fund’s total return will be greater than it would be had the reimbursement not occurred. How a fund did yesterday is no guarantee of how it will do tomorrow.

Average Annual Total Returns

For the periods ended December 31, 2018	Past 1 year	Past 5 years	Past 10 years
Class A (incl. 4.00% sales charge)	(6.83)%	2.06%	6.32%
Class M (incl. 4.00% sales charge)	(6.83)%	2.04%	6.32%
Class C (incl. contingent deferred sales charge)	(4.54)%	2.13%	5.96%
Fidelity® Strategic Income Fund	(2.71)%	3.13%	7.00%
Class I	(2.71)%	3.13%	7.00%
Class Z	(2.70)%	3.14%	7.00%

 Class C shares' contingent deferred sales charges included in the past one year, past five years and past ten years total return figures are 1%, 0% and 0%, respectively.

 The initial offering of Class Z shares took place on October 2, 2018. Returns prior to October 2, 2018, are those of Class I.

 The initial offering of Fidelity® Strategic Income Fund shares took place on April 13, 2018. Returns prior to April 13, 2018 are those of Class I.

$10,000 Over 10 Years

Let's say hypothetically that $10,000 was invested in Fidelity Advisor® Strategic Income Fund - Class A on December 31, 2008, and the current 4.00% sales charge was paid.

The chart shows how the value of your investment would have changed, and also shows how the Bloomberg Barclays U.S. Universal Bond Index performed over the same period.

Period Ending Values
$18,460	Fidelity Advisor® Strategic Income Fund - Class A
$14,884	Bloomberg Barclays U.S. Universal Bond Index

Management's Discussion of Fund Performance

Market Recap:  In 2018, the U.S. economy continued its robust expansion, even as volatile financial markets in the fourth quarter suggested investors were becoming nervous about the pace of that growth. Against this backdrop, the Fidelity Strategic Income Composite Index℠ returned -1.44%, with three of the five asset classes reflected in this index losing ground. Non-U.S. developed-market bonds struggled amid a variety of factors, including escalating trade tension, a surging U.S. dollar, tepid economic growth in Europe, global central bank tightening, concerns about Italy’s budget stalemate with the EU, and weakness in China. For the year, the Bloomberg Barclays Global Aggregate Developed Markets GDP Weighted ex USD Index returned -3.08%. Several of these aforementioned factors, coupled with the generally “risk off” environment that spurred higher-quality bonds to outperform riskier credits, also weighed on emerging-market bonds, as the Bloomberg Barclays Emerging Markets Aggregate USD Bond Index returned -2.46%. Meanwhile, U.S. high-yield bonds, as measured by the ICE BofAML®U.S. High Yield Constrained Index, returned -2.27%, reflecting widening credit spreads. U.S. Treasuries gained modest ground, with the Bloomberg Barclays US Government Bond Index adding 0.88%. Of final note, following a turbulent December, floating-rate bank loans eked out a 0.60% gain in 2018, as measured by the S&P/LSTA® Leveraged Performing Loan Index.

Comments from Portfolio Manager Adam Kramer:  For the year, the fund's share classes (excluding sales charges, if applicable) returned about -3% to -4%, lagging the -0.25% result of our primary benchmark, the Bloomberg Barclays U.S. Universal Bond Index, as well as the -1.44% return of the Fidelity Strategic Income Composite Index℠. We see the Composite index, given its mix of investments, as a closer match for the fund. By far, the biggest negative came from subpar security selection in the fund's high-yield bond subportfolio. Security selection in the fund's emerging-markets debt subportfolio also detracted, though to a lesser extent. On the positive side, asset allocation was positive overall, including our decision to overweight floating-rate debt. These securities' high yields and limited duration added to their performance in a mostly rising interest-rate environment. Another source of added value was our small position in long-dated U.S. Treasury futures, which we added to the portfolio around midyear. This modest out-of-benchmark allocation contributed to relative performance, given that Treasuries outperformed the Composite index. Another positive performance factor was our underweighting in non-U.S. developed market debt, the worst-performing category in the fund's investment universe. In contrast, the only negative performance factor stemming from asset allocation was our slight underweighting in U.S. government bonds, which in total outperformed the index for the year.

The views expressed above reflect those of the portfolio manager(s) only through the end of the period as stated on the cover of this report and do not necessarily represent the views of Fidelity or any other person in the Fidelity organization. Any such views are subject to change at any time based upon market or other conditions and Fidelity disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a Fidelity fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any Fidelity fund.

Notes to Shareholders:  On December 1, 2018, Timothy Gill assumed co-management responsibilities for the emerging-markets debt subportfolio, joining Co-Manager Jonathan Kelly. On March 28, 2019, Ario Emami Nejad and Rosie McMellin will assume co-management responsibilities for the Developed Market Debt subportfolio, succeeding David Simner.

Investment Summary (Unaudited)

The information in the following tables is based on the combined investments of the Fund and its pro-rata share of the investments of Fidelity's Fixed-Income Central Funds.

Top Five Holdings as of December 31, 2018

(by issuer, excluding cash equivalents)	% of fund's net assets
U.S. Treasury Obligations	16.0
Freddie Mac	2.4
Ginnie Mae guaranteed REMIC pass-thru certificates	2.4
Japan Government	2.3
Ally Financial, Inc.	1.6
24.7

Top Five Market Sectors as of December 31, 2018

% of fund's net assets
Financials	13.0
Energy	8.4
Communication Services	7.6
Consumer Discretionary	5.9
Information Technology	4.3

Quality Diversification (% of fund's net assets)

As of December 31, 2018
U.S. Government and U.S. Government Agency Obligations*	23.7%
AAA,AA,A	9.2%
BBB	6.4%
BB	21.0%
B	20.9%
CCC,CC,C	5.0%
Not Rated	1.3%
Equities	4.9%
Short-Term Investments and Net Other Assets	7.6%

 * Includes NCUA Guaranteed Notes

We have used ratings from Moody's Investors Service, Inc. Where Moody's® ratings are not available, we have used S&P® ratings. All ratings are as of the date indicated and do not reflect subsequent changes.

Asset Allocation (% of fund's net assets)

As of December 31, 2018*,**
Preferred Securities	5.1%
Corporate Bonds	33.6%
U.S. Government and U.S. Government Agency Obligations***	23.7%
Foreign Government & Government Agency Obligations	14.7%
Bank Loan Obligations	9.6%
Stocks	4.9%
Other Investments	0.8%
Short-Term Investments and Net Other Assets (Liabilities)	7.6%

 * Futures and Swaps - 5.0%

 ** Foreign investments - 31.5%

 *** Includes NCUA Guaranteed Notes

An unaudited holdings listing for the Fund, which presents direct holdings as well as the pro-rata share of any securities and other investments held indirectly through its investment in underlying non-money market Fidelity Central Funds, is available at fidelity.com and/or institutional.fidelity.com, as applicable.

Percentages in the above tables are adjusted for the effect of TBA Sale Commitments.

Schedule of Investments December 31, 2018

Showing Percentage of Net Assets

Corporate Bonds - 33.3%
		Principal Amount (000s)(a)	Value (000s)
Convertible Bonds - 0.0%
CONSUMER DISCRETIONARY - 0.0%
Auto Components - 0.0%
Exide Technologies 7% 4/30/25 pay-in-kind (b)		$2,080	$1,144
Nonconvertible Bonds - 33.3%
COMMUNICATION SERVICES - 5.7%
Diversified Telecommunication Services - 1.6%
AT&T, Inc. 3.15% 9/4/36	EUR	23,750	25,930
Axtel S.A.B. de CV 6.375% 11/14/24 (c)		5,315	5,046
C&W Senior Financing Designated Activity Co. 6.875% 9/15/27 (c)		2,835	2,601
Citizens Communications Co.:
7.875% 1/15/27		7,400	3,589
9% 8/15/31		7,200	3,852
Colombia Telecomunicaciones SA 5.375% 9/27/22 (c)		3,629	3,615
Frontier Communications Corp. 8.5% 4/1/26 (c)		18,610	16,284
GCI, Inc. 6.875% 4/15/25		8,000	7,760
GTH Finance BV:
6.25% 4/26/20 (c)		1,915	1,939
7.25% 4/26/23 (c)		13,950	14,295
Oztel Holdings SPC Ltd. 5.625% 10/24/23 (c)		3,445	3,287
Sable International Finance Ltd. 6.875% 8/1/22 (c)		22,320	22,778
SFR Group SA:
7.375% 5/1/26 (c)		62,475	57,321
8.125% 2/1/27 (c)		4,495	4,237
Sprint Capital Corp.:
6.875% 11/15/28		17,187	16,242
8.75% 3/15/32		23,773	25,081
Telefonica Celular del Paraguay SA 6.75% 12/13/22 (c)		7,090	7,150
Telenet Finance Luxembourg Notes SARL 5.5% 3/1/28 (c)		15,000	13,575
Turk Telekomunikasyon A/S 3.75% 6/19/19 (c)		3,585	3,534
U.S. West Communications:
6.875% 9/15/33		4,080	3,647
7.25% 9/15/25		955	984
UPCB Finance IV Ltd. 5.375% 1/15/25 (c)		8,745	8,178
Virgin Media Finance PLC 4.875% 2/15/22		10,085	9,959
			260,884
Entertainment - 0.6%
Lions Gate Entertainment Corp. 5.875% 11/1/24 (c)		2,640	2,587
Livent, Inc. 9.375% 10/15/04 (d)(e)		300	0
Netflix, Inc.:
4.375% 11/15/26		7,840	7,089
5.375% 2/1/21		4,090	4,141
5.75% 3/1/24		7,090	7,187
5.875% 2/15/25		19,110	19,277
5.875% 11/15/28 (c)		38,210	37,233
New Cotai LLC/New Cotai Capital Corp. 10.625% 5/1/19 pay-in-kind (b)(c)		18,089	9,949
WMG Acquisition Corp. 5.625% 4/15/22 (c)		1,458	1,454
			88,917
Media - 2.3%
Altice SA 7.625% 2/15/25 (c)		23,445	17,525
Block Communications, Inc. 6.875% 2/15/25 (c)		5,740	5,754
Cablevision SA 6.5% 6/15/21 (c)		2,466	2,377
CCO Holdings LLC/CCO Holdings Capital Corp.:
5% 2/1/28 (c)		32,070	29,504
5.125% 2/15/23		18,635	18,169
5.125% 5/1/23 (c)		10,230	9,949
5.125% 5/1/27 (c)		42,005	39,123
5.375% 5/1/25 (c)		10,230	9,808
5.5% 5/1/26 (c)		12,355	11,876
5.75% 9/1/23		4,645	4,622
5.75% 1/15/24		8,170	8,088
5.75% 2/15/26 (c)		13,895	13,617
5.875% 5/1/27 (c)		10,315	10,006
CSC Holdings LLC:
5.125% 12/15/21 (c)		11,900	11,662
5.375% 2/1/28 (c)		13,855	12,742
5.5% 5/15/26 (c)		31,192	29,398
7.5% 4/1/28 (c)		8,475	8,454
Globo Comunicacao e Participacoes SA:
4.843% 6/8/25 (c)		6,195	5,833
4.875% 4/11/22 (c)		3,540	3,501
5.125% 3/31/27 (c)		2,505	2,318
iHeartCommunications, Inc. 11.25% 3/1/21 (c)(d)		7,710	4,934
Liberty Media Corp.:
8.25% 2/1/30		4,695	4,578
8.5% 7/15/29		6,265	6,296
Nielsen Finance LLC/Nielsen Finance Co. 5% 4/15/22 (c)		4,490	4,288
Quebecor Media, Inc. 5.75% 1/15/23		14,205	14,276
Sirius XM Radio, Inc.:
4.625% 5/15/23 (c)		4,550	4,357
5% 8/1/27 (c)		8,740	7,986
5.375% 4/15/25 (c)		8,845	8,381
5.375% 7/15/26 (c)		7,940	7,424
Tegna, Inc. 5.5% 9/15/24 (c)		1,640	1,589
TV Azteca SA de CV 8.25% 8/9/24 (Reg. S)		23,015	22,095
Videotron Ltd. 5.125% 4/15/27 (c)		7,325	6,922
VTR Finance BV 6.875% 1/15/24 (c)		10,062	10,062
Ziggo Bond Finance BV:
5.875% 1/15/25 (c)		825	745
6% 1/15/27 (c)		7,930	6,939
Ziggo Secured Finance BV 5.5% 1/15/27 (c)		15,855	14,190
			379,388
Wireless Telecommunication Services - 1.2%
America Movil S.A.B. de CV 6.45% 12/5/22	MXN	139,360	6,258
Comcel Trust 6.875% 2/6/24 (c)		9,890	10,070
Digicel Group Ltd. 6.75% 3/1/23(c)		4,120	3,260
Intelsat Jackson Holdings SA 5.5% 8/1/23		16,050	13,964
Millicom International Cellular SA 6% 3/15/25 (c)		4,210	4,160
MTN (Mauritius) Investments Ltd.:
5.373% 2/13/22 (c)		1,400	1,358
6.5% 10/13/26 (c)		2,670	2,598
MTS International Funding Ltd. 5% 5/30/23 (c)		2,855	2,779
Sprint Communications, Inc. 6% 11/15/22		21,320	20,922
Sprint Corp.:
7.125% 6/15/24		40,417	40,056
7.625% 2/15/25		22,495	22,495
7.625% 3/1/26		14,410	14,230
7.875% 9/15/23		20,450	20,987
T-Mobile U.S.A., Inc.:
6% 4/15/24		6,630	6,630
6.375% 3/1/25		12,399	12,523
TBG Global Pte. Ltd. 5.25% 2/10/22 (Reg. S)		5,650	5,528
			187,818
TOTAL COMMUNICATION SERVICES			917,007
CONSUMER DISCRETIONARY - 3.0%
Auto Components - 0.2%
Allison Transmission, Inc. 5% 10/1/24 (c)		7,960	7,642
Delphi Technologies PLC 5% 10/1/25 (c)		7,945	6,674
Exide Technologies 11% 4/30/22 pay-in-kind (b)(c)		2,037	1,629
Metalsa SA de CV 4.9% 4/24/23 (c)		19,202	18,264
Tenneco, Inc. 5% 7/15/26		5,815	4,473
			38,682
Automobiles - 0.2%
Renault SA 2% 9/28/26 (Reg. S)	EUR	25,500	28,870
Distributors - 0.0%
LKQ Corp. 4.75% 5/15/23		2,025	1,924
Hotels, Restaurants & Leisure - 1.9%
1011778 BC Unlimited Liability Co./New Red Finance, Inc. 5% 10/15/25 (c)		39,105	35,977
Boyd Gaming Corp.:
6% 8/15/26		3,845	3,595
6.375% 4/1/26		2,425	2,346
Cedar Fair LP/Canada's Wonderland Co. 5.375% 4/15/27		4,130	3,903
Choice Hotels International, Inc. 5.75% 7/1/22		2,690	2,744
Churchill Downs, Inc. 4.75% 1/15/28 (c)		5,405	4,890
Delta Merger Sub, Inc. 6% 9/15/26 (c)		4,775	4,512
Eldorado Resorts, Inc. 6% 4/1/25		13,365	12,892
FelCor Lodging LP 6% 6/1/25		7,895	8,073
Golden Nugget, Inc.:
6.75% 10/15/24 (c)		14,400	13,572
8.75% 10/1/25 (c)		14,520	13,976
Hilton Domestic Operating Co., Inc. 5.125% 5/1/26 (c)		10,820	10,387
Hilton Worldwide Finance LLC/Hilton Worldwide Finance Corp.:
4.625% 4/1/25		11,100	10,517
4.875% 4/1/27		5,210	4,884
International Game Technology PLC 6.25% 1/15/27 (c)		9,960	9,562
Jacobs Entertainment, Inc. 7.875% 2/1/24 (c)		1,815	1,869
KFC Holding Co./Pizza Hut Holding LLC:
4.75% 6/1/27 (c)		5,590	5,199
5% 6/1/24 (c)		6,145	5,930
5.25% 6/1/26 (c)		6,145	5,945
LHMC Finco SARL 7.875% 12/20/23 (c)		7,190	7,102
LTF Merger Sub, Inc. 8.5% 6/15/23 (c)		5,255	5,321
Marriott Ownership Resorts, Inc. 6.5% 9/15/26 (c)		5,580	5,385
MCE Finance Ltd. 4.875% 6/6/25 (c)		17,840	16,382
Merlin Entertainments PLC 5.75% 6/15/26 (c)		7,215	7,125
MGM Growth Properties Operating Partnership LP 5.625% 5/1/24		4,740	4,693
MGM Mirage, Inc.:
4.625% 9/1/26		5,545	4,977
5.75% 6/15/25		15,170	14,436
Penn National Gaming, Inc. 5.625% 1/15/27 (c)		1,475	1,320
Silversea Cruises 7.25% 2/1/25 (c)		3,090	3,267
Six Flags Entertainment Corp.:
4.875% 7/31/24 (c)		4,070	3,836
5.5% 4/15/27 (c)		2,160	2,036
Stars Group Holdings BV 7% 7/15/26 (c)		9,450	9,190
Station Casinos LLC 5% 10/1/25 (c)		7,275	6,584
Studio City Co. Ltd.:
5.875% 11/30/19 (c)		5,135	5,174
7.25% 11/30/21 (c)		13,360	13,609
Viking Cruises Ltd. 5.875% 9/15/27 (c)		3,395	3,166
Voc Escrow Ltd. 5% 2/15/28 (c)		6,285	5,798
Wynn Las Vegas LLC/Wynn Las Vegas Capital Corp. 5.25% 5/15/27 (c)		5,644	4,967
Wynn Macau Ltd.:
4.875% 10/1/24 (c)		7,965	7,089
5.5% 10/1/27 (c)		14,445	12,567
			304,797
Household Durables - 0.4%
Lennar Corp. 4.75% 11/29/27		7,175	6,475
LGI Homes, Inc. 6.875% 7/15/26 (c)		7,205	6,466
Reynolds Group Issuer, Inc./Reynolds Group Issuer LLC/Reynolds Group Issuer (Luxembourg) SA:
5.125% 7/15/23 (c)		16,005	15,245
7% 7/15/24 (c)		4,630	4,410
Taylor Morrison Communities, Inc./Monarch Communities, Inc. 5.875% 4/15/23 (c)		6,160	5,944
Toll Brothers Finance Corp.:
4.375% 4/15/23		4,998	4,686
5.625% 1/15/24		2,345	2,298
TRI Pointe Homes, Inc.:
4.375% 6/15/19		2,335	2,317
5.875% 6/15/24		11,770	10,505
William Lyon Homes, Inc.:
5.875% 1/31/25		4,625	3,931
6% 9/1/23		4,385	3,947
			66,224
Internet & Direct Marketing Retail - 0.3%
Netflix, Inc. 4.875% 4/15/28		16,980	15,491
Zayo Group LLC/Zayo Capital, Inc.:
5.75% 1/15/27 (c)		19,125	17,069
6% 4/1/23		8,385	7,934
6.375% 5/15/25		1,440	1,339
			41,833
Specialty Retail - 0.0%
Penske Automotive Group, Inc. 5.5% 5/15/26		5,975	5,557
Sonic Automotive, Inc. 6.125% 3/15/27		1,900	1,663
			7,220
TOTAL CONSUMER DISCRETIONARY			489,550
CONSUMER STAPLES - 1.0%
Beverages - 0.0%
Central American Bottling Corp. 5.75% 1/31/27 (c)		1,295	1,267
Food & Staples Retailing - 0.2%
ESAL GmbH 6.25% 2/5/23 (c)		26,065	25,805
Food Products - 0.8%
B&G Foods, Inc. 4.625% 6/1/21		9,715	9,472
CF Industries Holdings, Inc.:
4.95% 6/1/43		7,270	5,634
5.15% 3/15/34		7,265	6,103
5.375% 3/15/44		7,275	5,893
JBS Investments GmbH 7.25% 4/3/24 (c)		27,930	28,154
JBS Investments II GmbH 7% 1/15/26 (c)		9,110	8,928
JBS U.S.A. LLC/JBS U.S.A. Finance, Inc.:
5.75% 6/15/25 (c)		14,440	13,790
5.875% 7/15/24 (c)		4,435	4,346
6.75% 2/15/28 (c)		10,725	10,457
Lamb Weston Holdings, Inc.:
4.625% 11/1/24 (c)		5,230	5,086
4.875% 11/1/26 (c)		5,285	5,074
Pilgrim's Pride Corp. 5.75% 3/15/25 (c)		12,675	11,883
Post Holdings, Inc.:
5% 8/15/26 (c)		12,030	10,947
5.5% 3/1/25 (c)		6,385	6,128
5.75% 3/1/27 (c)		4,885	4,580
			136,475
Personal Products - 0.0%
First Quality Finance Co., Inc. 5% 7/1/25 (c)		2,840	2,542
TOTAL CONSUMER STAPLES			166,089
ENERGY - 6.6%
Energy Equipment & Services - 0.8%
Borets Finance DAC 6.5% 4/7/22 (c)		7,425	7,273
Compressco Partners LP/Compressco Finance, Inc. 7.5% 4/1/25 (c)		7,195	6,691
Ensco PLC:
4.5% 10/1/24		8,597	5,588
5.2% 3/15/25		3,525	2,344
5.75% 10/1/44		7,690	4,298
7.75% 2/1/26		4,330	3,204
Exterran Energy Solutions LP 8.125% 5/1/25		3,270	3,139
Exterran Partners LP/EXLP Finance Corp. 6% 10/1/22		6,090	5,725
Forum Energy Technologies, Inc. 6.25% 10/1/21		10,950	9,636
Jonah Energy LLC 7.25% 10/15/25 (c)		8,485	5,430
Noble Holding International Ltd. 8.95% 4/1/45 (b)		1,500	1,140
SESI LLC 7.75% 9/15/24		4,340	3,450
Southern Gas Corridor CJSC 6.875% 3/24/26 (c)		6,240	6,739
Summit Midstream Holdings LLC 5.75% 4/15/25		5,285	4,862
The Oil and Gas Holding Co.:
7.5% 10/25/27 (c)		6,075	5,984
7.625% 11/7/24 (c)		2,150	2,205
Transocean Guardian Ltd. 5.875% 1/15/24 (c)		10,290	9,853
Transocean Pontus Ltd. 6.125% 8/1/25 (c)		6,475	6,248
Transocean, Inc.:
7.25% 11/1/25 (c)		7,140	6,230
7.5% 1/15/26 (c)		7,620	6,687
9% 7/15/23 (c)		15,685	15,607
Trinidad Drilling Ltd. 6.625% 2/15/25 (c)		3,045	3,071
Unit Corp. 6.625% 5/15/21		1,660	1,511
Weatherford International, Inc. 9.875% 3/1/25 (c)		2,880	1,750
			128,665
Oil, Gas & Consumable Fuels - 5.8%
American Energy-Permian Basin LLC/AEPB Finance Corp. 13% 11/30/20 (c)		12,505	13,005
Antero Midstream Partners LP/Antero Midstream Finance Corp. 5.375% 9/15/24		3,090	2,881
Antero Resources Corp.:
5.125% 12/1/22		570	536
5.625% 6/1/23 (Reg. S)		7,956	7,558
Antero Resources Finance Corp. 5.375% 11/1/21		3,965	3,826
Callon Petroleum Co. 6.125% 10/1/24		2,855	2,655
Carrizo Oil & Gas, Inc. 6.25% 4/15/23		5,395	4,990
Cheniere Corpus Christi Holdings LLC:
5.125% 6/30/27		7,485	7,066
5.875% 3/31/25		4,590	4,567
7% 6/30/24		9,150	9,653
Cheniere Energy Partners LP 5.625% 10/1/26 (c)		7,160	6,695
Chesapeake Energy Corp. 8% 1/15/25		4,005	3,534
Citgo Holding, Inc. 10.75% 2/15/20 (c)		39,018	39,798
CNX Midstream Partners LP 6.5% 3/15/26 (c)		3,935	3,738
Comstock Escrow Corp. 9.75% 8/15/26 (c)		26,880	22,714
Consolidated Energy Finance SA:
3 month U.S. LIBOR + 3.750% 6.5382% 6/15/22 (b)(c)(f)		1,820	1,815
6.5% 5/15/26 (c)		7,215	6,908
6.875% 6/15/25 (c)		3,640	3,466
Crestwood Midstream Partners LP/Crestwood Midstream Finance Corp. 5.75% 4/1/25		5,550	5,148
CVR Refining LLC/Coffeyville Finance, Inc. 6.5% 11/1/22		18,040	17,769
DCP Midstream LLC 5.85% 5/21/43 (b)(c)		10,780	8,624
Denbury Resources, Inc.:
4.625% 7/15/23		9,115	5,355
5.5% 5/1/22		23,895	15,771
6.375% 8/15/21		13,425	9,767
7.5% 2/15/24 (c)		16,300	13,122
9% 5/15/21 (c)		26,295	24,586
9.25% 3/31/22 (c)		3,260	3,007
Diamondback Energy, Inc.:
4.75% 11/1/24		6,530	6,301
5.375% 5/31/25		3,090	3,013
DTEK Finance PLC 10.75% 12/31/24 pay-in-kind (b)		17,195	15,795
Endeavor Energy Resources LP/EER Finance, Inc.:
5.5% 1/30/26 (c)		3,070	3,147
5.75% 1/30/28 (c)		3,090	3,152
Energy Transfer Equity LP 5.5% 6/1/27		12,065	11,763
EnLink Midstream Partners LP:
4.15% 6/1/25		5,990	5,403
4.4% 4/1/24		5,980	5,635
EP Energy LLC/Everest Acquisition Finance, Inc.:
7.75% 5/15/26 (c)		35,125	31,086
8% 11/29/24 (c)		5,850	4,358
Extraction Oil & Gas, Inc. 7.375% 5/15/24 (c)		4,315	3,560
Frontera Energy Corp. 9.7% 6/25/23 (c)		5,595	5,518
Genesis Energy LP/Genesis Energy Finance Corp. 6.25% 5/15/26		5,405	4,635
Georgian Oil & Gas Corp. 6.75% 4/26/21 (c)		5,493	5,495
Global Partners LP/GLP Finance Corp.:
6.25% 7/15/22		1,980	1,871
7% 6/15/23		8,125	7,719
Gran Tierra Energy International Holdings Ltd. 6.25% 2/15/25 (c)		2,615	2,429
Hess Infrastructure Partners LP 5.625% 2/15/26 (c)		9,140	8,843
Hilcorp Energy I LP/Hilcorp Finance Co.:
5% 12/1/24 (c)		7,550	6,682
5.75% 10/1/25 (c)		8,135	7,240
6.25% 11/1/28 (c)		7,130	6,274
Holly Energy Partners LP/Holly Finance Corp. 6% 8/1/24 (c)		4,995	4,895
Indigo Natural Resources LLC 6.875% 2/15/26 (c)		8,240	7,086
Indika Energy Capital II Pte. Ltd. 6.875% 4/10/22 (c)		10,270	10,289
KazMunaiGaz Finance Sub BV 4.75% 4/24/25 (c)		2,570	2,544
Kosmos Energy Ltd.:
7.875% 8/1/21 (c)		15,172	15,096
7.875% 8/1/21 (c)		10,115	10,014
Magnolia Oil & Gas Operating LLC 6% 8/1/26 (c)		3,625	3,498
Medco Strait Services Pte. Ltd. 8.5% 8/17/22 (c)		2,455	2,392
Murphy Oil U.S.A., Inc. 5.625% 5/1/27		3,665	3,518
Newfield Exploration Co.:
5.375% 1/1/26		6,813	6,677
5.625% 7/1/24		1,375	1,392
NGL Energy Partners LP/NGL Energy Finance Corp. 6.125% 3/1/25		7,455	6,411
NGPL PipeCo LLC:
4.375% 8/15/22 (c)		1,800	1,764
4.875% 8/15/27 (c)		1,800	1,697
Nine Energy Service, Inc. 8.75% 11/1/23 (c)		3,620	3,439
Nostrum Oil & Gas Finance BV 8% 7/25/22 (c)		24,410	16,380
Pan American Energy LLC 7.875% 5/7/21 (c)		9,575	9,587
Parsley Energy LLC/Parsley:
5.25% 8/15/25 (c)		4,560	4,127
5.625% 10/15/27 (c)		3,480	3,162
6.25% 6/1/24 (c)		5,070	4,918
PBF Holding Co. LLC/PBF Finance Corp.:
7% 11/15/23		20,663	19,733
7.25% 6/15/25		13,580	12,765
PBF Logistics LP/PBF Logistics Finance, Inc. 6.875% 5/15/23		6,110	6,003
PDC Energy, Inc. 6.125% 9/15/24		2,480	2,294
Pemex Project Funding Master Trust:
6.625% 6/15/35		19,815	17,298
8.625% 12/1/23 (b)		930	986
Petrobras Energia SA 7.375% 7/21/23 (c)		3,785	3,400
Petrobras Global Finance BV:
5.999% 1/27/28		3,737	3,518
6.125% 1/17/22		1,177	1,208
6.25% 3/17/24		7,075	7,178
8.75% 5/23/26		33,655	37,744
Petrobras International Finance Co. Ltd. 6.875% 1/20/40		1,383	1,316
Petroleos de Venezuela SA:
5.375% 4/12/27 (d)		4,625	670
6% 5/16/24 (c)(d)		6,665	983
6% 11/15/26 (c)(d)		10,480	1,546
12.75% 2/17/22 (c)(d)		1,010	192
Petroleos Mexicanos:
4.875% 1/18/24		2,550	2,377
5.5% 1/21/21		2,230	2,221
6.375% 1/23/45		9,705	7,813
6.5% 3/13/27		5,200	4,888
6.5% 6/2/41		31,285	25,904
6.625% (c)(g)		6,663	5,480
6.75% 9/21/47		21,514	17,790
PT Pertamina Persero 6.5% 5/27/41 (c)		1,955	2,048
QEP Resources, Inc. 5.25% 5/1/23		11,035	9,766
Range Resources Corp. 5% 3/15/23		16,915	14,885
Sabine Pass Liquefaction LLC 5% 3/15/27		5,950	5,973
Sanchez Energy Corp.:
6.125% 1/15/23		19,995	3,599
7.25% 2/15/23 (c)		14,310	11,663
SemGroup Corp.:
6.375% 3/15/25		3,700	3,413
7.25% 3/15/26		6,750	6,311
SM Energy Co.:
5.625% 6/1/25		3,965	3,450
6.625% 1/15/27		5,635	5,015
6.75% 9/15/26		3,175	2,842
Southern Star Central Corp. 5.125% 7/15/22 (c)		4,930	4,733
Southwestern Energy Co.:
4.1% 3/15/22		10,780	9,810
7.5% 4/1/26		5,460	5,160
7.75% 10/1/27		4,900	4,655
SRC Energy, Inc. 6.25% 12/1/25		4,370	3,627
Sunoco LP/Sunoco Finance Corp.:
4.875% 1/15/23		5,390	5,255
5.5% 2/15/26		6,865	6,505
Targa Resources Partners LP/Targa Resources Partners Finance Corp.:
5% 1/15/28		7,200	6,516
5.125% 2/1/25		1,885	1,767
5.375% 2/1/27		1,885	1,767
5.875% 4/15/26 (c)		10,820	10,522
Teine Energy Ltd. 6.875% 9/30/22 (c)		8,820	8,555
Tennessee Gas Pipeline Co. 7.625% 4/1/37		2,585	3,058
Tesoro Logistics LP/Tesoro Logistics Finance Corp. 6.375% 5/1/24		3,185	3,289
Transportadora de Gas del Sur SA 6.75% 5/2/25 (c)		7,320	6,652
Tullow Oil PLC 7% 3/1/25 (c)		3,280	3,049
Ultra Resources, Inc. 11% 7/12/24 pay-in-kind		6,357	4,768
W&T Offshore, Inc. 9.75% 11/1/23 (c)		24,200	21,175
Whiting Petroleum Corp. 6.625% 1/15/26		4,965	4,257
WPX Energy, Inc.:
5.25% 9/15/24		6,080	5,502
5.75% 6/1/26		5,410	4,896
6% 1/15/22		12,461	12,118
YPF SA:
8.5% 3/23/21 (c)		2,730	2,696
8.75% 4/4/24 (c)		27,260	25,624
			935,587
TOTAL ENERGY			1,064,252
FINANCIALS - 7.8%
Banks - 2.4%
Access Bank PLC 9.25% 6/24/21 (b)(c)		6,328	6,281
Akbank TAS/Ak Finansal Kiralama A/S:
4% 1/24/20 (c)		5,935	5,828
7.2% 3/16/27 (b)(c)		3,780	3,318
Banco de Bogota SA 6.25% 5/12/26 (c)		3,475	3,514
Banco de Reservas de La Republica Dominicana 7% 2/1/23 (c)		3,660	3,660
Banco Do Brasil SA:
4.625% 1/15/25 (c)		2,150	2,040
4.875% 4/19/23 (c)		3,280	3,228
Banco Hipotecario SA 9.75% 11/30/20 (c)		20,790	20,322
Banco Macro SA 6.75% 11/4/26 (b)(c)		13,695	11,059
Banque Centrale de Tunisie 5.75% 1/30/25 (c)		2,985	2,504
Barclays PLC 2% 2/7/28 (Reg. S) (b)	EUR	34,250	36,282
BBVA Bancomer SA 7.25% 4/22/20 (c)		5,550	5,747
Biz Finance PLC 9.625% 4/27/22 (c)		11,558	11,306
BTA Bank JSC 5.5% 12/21/22 (c)		2,640	2,587
CaixaBank SA 2.75% 7/14/28 (Reg. S) (b)	EUR	24,500	27,538
CBOM Finance PLC 5.55% 2/14/23 (c)		3,465	3,243
CIT Group, Inc. 5% 8/15/22		6,207	6,122
Development Bank of Mongolia 7.25% 10/23/23 (c)		2,230	2,189
Export Credit Bank of Turkey 5.875% 4/24/19 (c)		2,390	2,382
Export-Import Bank of Korea 6.2% 8/7/21 (c)	INR	272,100	3,773
Fidelity Bank PLC 10.5% 10/16/22 (c)		6,000	6,008
HBOS PLC 4.5% 3/18/30 (b)	EUR	16,290	19,453
Intesa Sanpaolo SpA 3.928% 9/15/26 (Reg. S)	EUR	4,850	5,553
Itau Unibanco Holding SA:
5.125% 5/13/23 (Reg. S)		6,095	6,116
5.5% 8/6/22 (c)		5,655	5,782
JSC BGEO Group 6% 7/26/23 (c)		9,370	9,090
Lloyds Banking Group PLC 0.625% 1/15/24 (b)	EUR	22,500	24,542
Oschadbank Via SSB #1 PLC 9.375% 3/10/23 (c)		2,725	2,682
SB Capital SA 5.5% 2/26/24 (b)(c)		5,010	5,010
T.C. Ziraat Bankasi A/S:
4.25% 7/3/19 (c)		270	267
4.75% 4/29/21 (c)		1,370	1,291
Trade and Development Bank of Mongolia LLC 9.375% 5/19/20 (c)		6,948	7,233
Turkiye Garanti Bankasi A/S:
4.75% 10/17/19 (c)		2,150	2,121
6.125% 5/24/27 (b)(c)		4,255	3,633
6.25% 4/20/21 (c)		2,805	2,779
Turkiye Is Bankasi A/S 5.5% 4/21/22 (c)		4,140	3,743
Turkiye Vakiflar Bankasi TAO:
5.75% 1/30/23 (c)		10,320	9,058
6.875% 2/3/25 (Reg. S) (b)		4,720	3,993
UniCredit SpA:
3 month EURIBOR + 2.750% 2.432% 5/3/25 (b)(f)	EUR	7,300	7,971
6.95% 10/31/22 (Reg. S)	EUR	51,490	66,024
Zenith Bank PLC:
6.25% 4/22/19 (c)		20,150	20,097
7.375% 5/30/22 (c)		13,395	13,281
			388,650
Capital Markets - 0.2%
AssuredPartners, Inc. 7% 8/15/25 (c)		2,930	2,641
Balboa Merger Sub, Inc. 11.375% 12/1/21 (c)		15,325	16,053
CyrusOne LP/CyrusOne Finance Corp.:
5% 3/15/24		1,985	1,945
5.375% 3/15/27		1,700	1,649
MSCI, Inc.:
5.25% 11/15/24 (c)		5,165	5,139
5.75% 8/15/25 (c)		5,060	5,098
			32,525
Consumer Finance - 2.5%
Ally Financial, Inc.:
4.125% 2/13/22		15,375	14,933
4.625% 3/30/25		12,530	12,138
5.125% 9/30/24		39,666	39,369
8% 11/1/31		155,842	172,985
8% 11/1/31		16,761	18,563
Credito Real S.A.B. de CV 7.5% 3/13/19 (c)		1,205	1,200
Navient Corp.:
5.875% 10/25/24		20,960	17,502
6.5% 6/15/22		5,655	5,179
7.25% 9/25/23		3,440	3,156
SLM Corp.:
5.5% 1/25/23		29,395	25,721
6.125% 3/25/24		10,325	8,854
7.25% 1/25/22		22,745	21,949
Springleaf Financial Corp.:
6.875% 3/15/25		30,605	27,391
7.125% 3/15/26		41,215	36,298
			405,238
Diversified Financial Services - 1.4%
1MDB Global Investments Ltd. 4.4% 3/9/23		18,000	16,115
Cimpor Financial Operations BV 5.75% 7/17/24 (c)		10,445	8,669
Eagle Intermediate Global Holding BV 7.5% 5/1/25 (c)		2,775	2,596
Grinding Media, Inc./MC Grinding Media Canada, Inc. 7.375% 12/15/23 (c)		4,800	4,644
Icahn Enterprises LP/Icahn Enterprises Finance Corp.:
5.875% 2/1/22		33,705	33,031
6% 8/1/20		13,675	13,658
6.25% 2/1/22		12,145	11,993
6.375% 12/15/25		32,405	31,190
6.75% 2/1/24		6,490	6,425
j2 Cloud Services LLC/j2 Global Communications, Inc. 6% 7/15/25 (c)		4,875	4,765
James Hardie International Finance Ltd.:
4.75% 1/15/25 (c)		5,220	4,750
5% 1/15/28 (c)		5,270	4,506
PT Bukit Makmur Mandiri Utama 7.75% 2/13/22 (c)		8,105	8,076
Sistema International Funding SA 6.95% 5/17/19 (c)		9,880	9,921
Solera LLC/Solera Finance, Inc. 10.5% 3/1/24 (c)		21,015	22,381
Sparc Em Spc 0% 12/5/22 (c)		743	673
Starfruit Finco BV / Starfruit U.S. Holdco LLC 8% 10/1/26 (c)		14,250	13,181
TMK Capital SA:
6.75% 4/3/20 (c)		460	467
6.75% 4/3/20 (Reg. S)		2,375	2,409
Valvoline, Inc. 5.5% 7/15/24		2,920	2,854
Venator Finance SARL/Venator Capital Management Ltd. 5.75% 7/15/25 (c)		6,205	4,964
Wendel SA 2.75% 10/2/24 (Reg. S)	EUR	19,800	23,323
			230,591
Insurance - 1.0%
Acrisure LLC / Acrisure Finance, Inc. 7% 11/15/25 (c)		10,530	8,977
Alliant Holdings Co.-Issuer, Inc./Wayne Merger Sub LLC 8.25% 8/1/23 (c)		9,695	9,616
AmWINS Group, Inc. 7.75% 7/1/26 (c)		3,600	3,402
Assicurazioni Generali SpA 7.75% 12/12/42 (b)	EUR	38,700	51,546
Aviva PLC 6.125% 7/5/43 (b)	EUR	11,333	14,429
Centene Escrow Corp. 5.375% 6/1/26 (c)		18,035	17,539
Credit Agricole Assurances SA 2.625% 1/29/48 (b)	EUR	34,800	34,615
HUB International Ltd. 7% 5/1/26 (c)		6,980	6,334
USIS Merger Sub, Inc. 6.875% 5/1/25 (c)		7,305	6,713
			153,171
Mortgage Real Estate Investment Trusts - 0.0%
Starwood Property Trust, Inc. 4.75% 3/15/25		6,855	6,170
Thrifts & Mortgage Finance - 0.3%
Nationwide Building Society 2% 7/25/29 (Reg. S) (b)	EUR	42,555	45,147
TOTAL FINANCIALS			1,261,492
HEALTH CARE - 2.8%
Health Care Equipment & Supplies - 0.1%
Hill-Rom Holdings, Inc. 5.75% 9/1/23 (c)		3,995	3,995
Hologic, Inc.:
4.375% 10/15/25 (c)		3,700	3,441
4.625% 2/1/28 (c)		2,505	2,255
Teleflex, Inc. 4.625% 11/15/27		2,930	2,705
			12,396
Health Care Providers & Services - 1.7%
Community Health Systems, Inc.:
6.875% 2/1/22		27,337	12,438
8.125% 6/30/24 (c)		28,152	20,551
8.625% 1/15/24 (c)		28,810	28,450
11% 6/30/23(c)(h)		12,397	9,546
Encompass Health Corp. 5.75% 11/1/24		17,225	17,053
Enterprise Merger Sub, Inc. 8.75% 10/15/26 (c)		21,380	18,494
HCA Holdings, Inc.:
4.75% 5/1/23		11,330	11,160
5.25% 4/15/25		25,000	24,875
5.25% 6/15/26		9,875	9,801
5.375% 2/1/25		14,275	13,918
5.375% 9/1/26		7,690	7,335
5.625% 9/1/28		9,400	8,932
5.875% 3/15/22		10,760	11,029
5.875% 5/1/23		11,900	12,049
5.875% 2/15/26		17,697	17,609
MPH Acquisition Holdings LLC 7.125% 6/1/24 (c)		4,280	3,991
Polaris Intermediate Corp. 8.5% 12/1/22 pay-in-kind (b)(c)		12,155	11,087
Quintiles Transnational Corp. 4.875% 5/15/23 (c)		6,300	6,174
Rede D Oregon Finance Sarl 4.95% 1/17/28 (c)		1,390	1,225
Sabra Health Care LP/Sabra Capital Corp. 5.375% 6/1/23		4,550	4,482
Tenet Healthcare Corp.:
4.625% 7/15/24		3,640	3,385
5.125% 5/1/25		3,640	3,394
7.5% 1/1/22 (c)		4,490	4,557
Vizient, Inc. 10.375% 3/1/24 (c)		8,645	9,164
Wellcare Health Plans, Inc.:
5.25% 4/1/25		5,705	5,491
5.375% 8/15/26 (c)		4,655	4,492
West Street Merger Sub, Inc. 6.375% 9/1/25 (c)		3,635	3,217
			283,899
Pharmaceuticals - 1.0%
Catalent Pharma Solutions 4.875% 1/15/26 (c)		2,365	2,241
Inventiv Group Holdings, Inc. / Investment 7.5% 10/1/24 (c)		2,805	2,917
NVA Holdings, Inc. 6.875% 4/1/26 (c)		3,860	3,455
Teva Pharmaceutical Finance Co. BV:
2.95% 12/18/22		3,125	2,764
3.65% 11/10/21		1,950	1,847
Teva Pharmaceutical Finance IV BV 3.65% 11/10/21		8,710	8,252
Teva Pharmaceutical Finance IV LLC 2.25% 3/18/20		3,685	3,586
Valeant Pharmaceuticals International, Inc.:
5.5% 11/1/25 (c)		53,605	49,987
5.875% 5/15/23 (c)		30,835	28,522
6.5% 3/15/22 (c)		7,395	7,444
7% 3/15/24 (c)		11,095	11,206
8.5% 1/31/27 (c)		7,200	6,984
9% 12/15/25 (c)		28,010	27,870
			157,075
TOTAL HEALTH CARE			453,370
INDUSTRIALS - 1.4%
Aerospace & Defense - 0.4%
BBA U.S. Holdings, Inc. 5.375% 5/1/26 (c)		2,610	2,473
BWX Technologies, Inc. 5.375% 7/15/26 (c)		4,990	4,801
DAE Funding LLC 4% 8/1/20 (c)		3,095	3,018
TransDigm UK Holdings PLC 6.875% 5/15/26 (c)		21,085	20,083
TransDigm, Inc.:
6.375% 6/15/26		34,215	31,820
6.5% 5/15/25		9,710	9,273
			71,468
Air Freight & Logistics - 0.1%
Rumo Luxembourg Sarl 7.375% 2/9/24 (c)		11,060	11,529
XPO Logistics, Inc. 6.125% 9/1/23 (c)		6,235	6,001
			17,530
Airlines - 0.2%
Air Canada 2013-1 Pass Through Trust 5.375% 11/15/22 (c)		1,971	1,992
Allegiant Travel Co. 5.5% 7/15/19		2,440	2,440
Azul Investments LLP 5.875% 10/26/24 (c)		3,505	3,273
Continental Airlines, Inc. pass-thru trust certificates 6.903% 4/19/22		335	344
Delta Air Lines, Inc. pass-thru trust certificates 8.021% 2/10/24		2,900	3,156
Hawaiian Airlines pass-thru certificates Series 2013-1 Class B, 4.95% 7/15/23		3,460	3,451
Mexico City Airport Trust 5.5% 10/31/46 (c)		2,681	2,359
U.S. Airways pass-thru certificates:
Series 2011-1 Class A, 7.125% 10/22/23		5,544	6,050
Series 2012-2 Class B, 6.75% 6/3/21		2,507	2,602
Series 2013-1 Class B, 5.375% 11/15/21		3,293	3,393
			29,060
Building Products - 0.0%
USG Corp. 4.875% 6/1/27 (c)		930	937
Commercial Services & Supplies - 0.3%
ADS Waste Holdings, Inc. 5.625% 11/15/24 (c)		6,910	6,755
CD&R Waterworks Merger Sub LLC 6.125% 8/15/25 (c)		2,830	2,512
Covanta Holding Corp.:
5.875% 3/1/24		5,895	5,541
5.875% 7/1/25		1,995	1,835
6% 1/1/27		7,080	6,337
KAR Auction Services, Inc. 5.125% 6/1/25 (c)		6,210	5,605
Kissner Holdings LP/Kissner Milling Co. Ltd./BSC Holding, Inc./Kissner U.S.A. 8.375% 12/1/22 (c)		6,490	6,458
Ritchie Brothers Auctioneers, Inc. 5.375% 1/15/25 (c)		2,315	2,246
Tervita Escrow Corp. 7.625% 12/1/21 (c)		3,225	3,072
The Brink's Co. 4.625% 10/15/27 (c)		7,200	6,572
			46,933
Construction & Engineering - 0.1%
AECOM 5.125% 3/15/27		7,490	6,404
Cementos Progreso Trust 7.125% 11/6/23 (c)		4,610	4,737
Odebrecht Finance Ltd.:
4.375% 4/25/25 (c)(d)		18,549	2,435
5.25% 6/27/29 (c)(d)		6,800	925
7.125% 6/26/42 (c)(d)		16,424	2,299
			16,800
Electrical Equipment - 0.1%
Sensata Technologies BV 5% 10/1/25 (c)		8,215	7,722
Industrial Conglomerates - 0.0%
Turk Sise ve Cam Fabrikalari A/S 4.25% 5/9/20 (c)		1,375	1,332
Machinery - 0.0%
Stevens Holding Co., Inc. 6.125% 10/1/26 (c)		1,880	1,852
Marine - 0.1%
Navios Maritime Acquisition Corp./Navios Acquisition Finance U.S., Inc. 8.125% 11/15/21 (c)		2,000	1,500
Navios South American Logistics, Inc./Navios Logistics Finance U.S., Inc. 7.25% 5/1/22 (c)		7,680	6,950
			8,450
Professional Services - 0.0%
IHS Markit Ltd.:
4% 3/1/26 (c)		3,175	2,953
4.75% 2/15/25 (c)		2,675	2,632
			5,585
Road & Rail - 0.0%
JSC Georgian Railway 7.75% 7/11/22 (c)		2,095	2,163
Trading Companies & Distributors - 0.1%
Avantor, Inc. 6% 10/1/24 (c)		7,285	7,158
FLY Leasing Ltd. 5.25% 10/15/24		5,695	5,140
United Rentals North America, Inc. 5.5% 5/15/27		4,980	4,619
			16,917
Transportation Infrastructure - 0.0%
Aeropuertos Argentina 2000 SA 6.875% 2/1/27 (c)		6,880	6,347
TOTAL INDUSTRIALS			233,096
INFORMATION TECHNOLOGY - 0.7%
Communications Equipment - 0.2%
Banglalink Digital Communications Ltd.:
8.625% 5/6/19 (c)		23,630	23,751
8.625% 5/6/19 (Reg. S)		200	201
			23,952
Electronic Equipment & Components - 0.0%
TTM Technologies, Inc. 5.625% 10/1/25 (c)		2,440	2,269
Internet Software & Services - 0.0%
Camelot Finance SA 7.875% 10/15/24 (c)		3,540	3,416
IT Services - 0.0%
CDW LLC/CDW Finance Corp. 5% 9/1/25		3,980	3,811
GTT Communications, Inc. 7.875% 12/31/24 (c)		3,670	3,175
			6,986
Semiconductors & Semiconductor Equipment - 0.1%
Qorvo, Inc. 5.5% 7/15/26 (c)		3,615	3,452
Sensata Technologies UK Financing Co. PLC 6.25% 2/15/26 (c)		7,880	7,919
Versum Materials, Inc. 5.5% 9/30/24 (c)		4,105	4,064
			15,435
Software - 0.4%
Ascend Learning LLC 6.875% 8/1/25 (c)		2,480	2,375
CDK Global, Inc. 5.875% 6/15/26		2,670	2,681
Ensemble S Merger Sub, Inc. 9% 9/30/23 (c)		13,310	13,310
JDA Escrow LLC/JDA Bond Finance, Inc. 7.375% 10/15/24 (c)		2,820	2,841
Open Text Corp. 5.875% 6/1/26 (c)		6,000	5,880
Parametric Technology Corp. 6% 5/15/24		2,430	2,442
Symantec Corp. 5% 4/15/25 (c)		6,360	5,934
Uber Technologies, Inc.:
7.5% 11/1/23 (c)		10,005	9,680
8% 11/1/26 (c)		14,245	13,746
			58,889
TOTAL INFORMATION TECHNOLOGY			110,947
MATERIALS - 2.6%
Chemicals - 0.6%
Braskem Finance Ltd. 5.375% 5/2/22 (c)		3,760	3,826
Hexion, Inc. 10.375% 2/1/22 (c)		2,845	2,269
LSB Industries, Inc. 9.625% 5/1/23 (c)		3,600	3,654
NOVA Chemicals Corp.:
4.875% 6/1/24 (c)		9,095	8,208
5.25% 6/1/27 (c)		7,795	6,899
OCI NV 6.625% 4/15/23 (c)		3,185	3,129
OCP SA 5.625% 4/25/24 (c)		2,410	2,464
Petkim Petrokimya Holding A/S 5.875% 1/26/23 (c)		8,735	7,927
Platform Specialty Products Corp.:
5.875% 12/1/25 (c)		10,955	10,243
6.5% 2/1/22 (c)		7,875	7,875
SABIC Capital II BV 4% 10/10/23 (c)		3,785	3,766
Sasol Financing U.S.A. LLC 5.875% 3/27/24		3,590	3,582
SunCoke Energy Partners LP/SunCoke Energy Partners Finance Corp. 7.5% 6/15/25 (c)		5,880	5,571
The Chemours Co. LLC 5.375% 5/15/27		10,880	9,792
TPC Group, Inc. 8.75% 12/15/20 (c)		13,585	12,906
Tronox Finance PLC 5.75% 10/1/25 (c)		1,615	1,308
			93,419
Construction Materials - 0.2%
CEMEX Finance LLC 6% 4/1/24 (c)		2,300	2,286
CEMEX S.A.B. de CV 7.75% 4/16/26 (c)		5,650	5,940
Holcim Finance Luxembourg SA 2.25% 5/26/28 (Reg. S)	EUR	15,819	17,709
Summit Materials LLC/Summit Materials Finance Corp. 5.125% 6/1/25 (c)		3,060	2,785
U.S. Concrete, Inc. 6.375% 6/1/24		3,885	3,574
Union Andina de Cementos SAA 5.875% 10/30/21 (c)		1,576	1,602
			33,896
Containers & Packaging - 0.2%
Crown Cork & Seal, Inc.:
7.375% 12/15/26		16,535	17,610
7.5% 12/15/96		7,695	7,541
Flex Acquisition Co., Inc. 6.875% 1/15/25 (c)		3,410	3,035
Plastipak Holdings, Inc. 6.25% 10/15/25 (c)		2,090	1,850
			30,036
Metals & Mining - 1.6%
Alcoa Nederland Holding BV:
6.125% 5/15/28 (c)		2,110	2,020
6.75% 9/30/24 (c)		5,350	5,430
7% 9/30/26 (c)		4,430	4,519
Aleris International, Inc. 6% 6/1/20 (c)(e)		63	63
Algoma Steel SCA 0% 12/31/23 (e)		1,518	1,518
ArcelorMittal SA 0.95% 1/17/23 (Reg. S)	EUR	20,125	22,313
Big River Steel LLC/BRS Finance Corp. 7.25% 9/1/25 (c)		5,655	5,613
Cleveland-Cliffs, Inc.:
4.875% 1/15/24 (c)		7,215	6,710
5.75% 3/1/25		7,280	6,552
Commercial Metals Co. 5.75% 4/15/26 (c)		5,405	5,013
Constellium NV 5.875% 2/15/26 (c)		2,955	2,630
CSN Islands XI Corp. 6.875% 9/21/19 (c)		13,471	13,404
CSN Resources SA 6.5% 7/21/20 (c)		12,370	11,931
EVRAZ Group SA 8.25% 1/28/21 (Reg. S)		1,010	1,071
Ferrexpo Finance PLC:
10.375% 4/7/19 (c)		581	584
10.375% 4/7/19 (c)		2,655	2,669
10.375% 4/7/19 (Reg. S)		2,418	2,430
10.375% 4/7/19 (Reg. S)		1,998	2,008
First Quantum Minerals Ltd.:
6.5% 3/1/24 (c)		5,405	4,486
6.875% 3/1/26 (c)		13,920	11,171
7% 2/15/21 (c)		9,510	9,130
7.25% 5/15/22 (c)		5,575	5,171
7.25% 4/1/23 (c)		16,195	14,252
7.5% 4/1/25 (c)		11,570	9,545
FMG Resources (August 2006) Pty Ltd.:
4.75% 5/15/22 (c)		4,780	4,541
5.125% 3/15/23 (c)		7,615	7,158
5.125% 5/15/24 (c)		5,885	5,414
Freeport-McMoRan, Inc. 5.45% 3/15/43		3,585	2,729
Gold Fields Orogen Holding BVI Ltd. 4.875% 10/7/20 (c)		7,497	7,413
GTL Trade Finance, Inc. 5.893% 4/29/24 (c)		1,270	1,321
JMC Steel Group, Inc. 9.875% 6/15/23 (c)		5,225	5,499
Joseph T Ryerson & Son, Inc. 11% 5/15/22 (c)		4,505	4,539
Metinvest BV 7.75% 4/23/23 (c)		23,155	21,069
Murray Energy Corp. 11.25% 4/15/21 (c)		7,965	4,968
Polyus Finance PLC 5.25% 2/7/23 (c)		9,490	9,206
POSCO 4% 8/1/23 (c)		3,155	3,183
Stillwater Mining Co. 6.125% 6/27/22 (c)		16,270	15,038
United States Steel Corp. 6.25% 3/15/26		7,180	6,283
Vedanta Resources PLC:
6.375% 7/30/22 (c)		11,055	9,883
8.25% 6/7/21 (c)		6,800	6,735
VM Holding SA 5.375% 5/4/27 (c)		1,605	1,553
			266,765
Paper & Forest Products - 0.0%
Boise Cascade Co. 5.625% 9/1/24 (c)		1,355	1,270
NewPage Corp.:
3 month U.S. LIBOR + 6.250% 6.7159% 5/1/12 (b)(d)(e)(f)		4,230	0
11.375% 12/31/2014 (d)(e)		8,220	0
			1,270
TOTAL MATERIALS			425,386
REAL ESTATE - 0.6%
Equity Real Estate Investment Trusts (REITs) - 0.2%
Equinix, Inc. 5.375% 5/15/27		5,725	5,596
MPT Operating Partnership LP/MPT Finance Corp.:
5% 10/15/27		15,435	14,113
5.25% 8/1/26		4,830	4,552
6.375% 3/1/24		2,335	2,393
			26,654
Real Estate Management & Development - 0.4%
Deutsche Annington Finance BV 2.75% 3/22/38	EUR	7,900	8,676
Grand City Properties SA 1.375% 8/3/26 (Reg. S)	EUR	19,600	20,806
Howard Hughes Corp. 5.375% 3/15/25 (c)		7,940	7,464
Inversiones y Representaciones SA 11.5% 7/20/20 (Reg. S)		30	30
IRSA Propiedades Comerciales SA 8.75% 3/23/23 (c)		7,345	7,035
Mattamy Group Corp. 6.875% 12/15/23 (c)		5,775	5,392
Shimao Property Holdings Ltd. 4.75% 7/3/22		7,520	7,074
Taylor Morrison Communities, Inc./Monarch Communities, Inc.:
5.25% 4/15/21 (c)		13,665	13,528
5.625% 3/1/24 (c)		775	736
			70,741
TOTAL REAL ESTATE			97,395
UTILITIES - 1.1%
Electric Utilities - 0.2%
Enel SpA 3.375% 11/24/81 (Reg. S) (b)	EUR	15,575	16,277
Eskom Holdings SOC Ltd. 5.75% 1/26/21 (Reg. S)		2,100	1,978
Israel Electric Corp. Ltd. 7.75% 12/15/27 (Reg. S)		2,450	2,904
Pampa Holding SA 7.5% 1/24/27 (c)		2,185	1,830
Vistra Operations Co. LLC 5.5% 9/1/26 (c)		9,975	9,601
			32,590
Gas Utilities - 0.2%
Southern Natural Gas Co.:
7.35% 2/15/31		14,890	17,469
8% 3/1/32		9,400	11,983
			29,452
Independent Power and Renewable Electricity Producers - 0.7%
Calpine Corp. 5.25% 6/1/26 (c)		11,212	10,231
Dynegy, Inc. 7.625% 11/1/24		27,867	29,400
NextEra Energy Partners LP:
4.25% 9/15/24 (c)		4,825	4,463
4.5% 9/15/27 (c)		3,355	2,986
NRG Energy, Inc.:
5.75% 1/15/28		20,240	19,430
6.625% 1/15/27		15,685	15,803
Pattern Energy Group, Inc. 5.875% 2/1/24 (c)		3,540	3,416
Talen Energy Supply LLC:
6.5% 6/1/25		6,465	4,590
10.5% 1/15/26 (c)		5,040	4,284
TerraForm Power Operating LLC:
4.25% 1/31/23 (c)		3,700	3,450
5% 1/31/28 (c)		3,715	3,269
6.625% 6/15/25 (b)(c)		5,560	5,616
The AES Corp. 4.5% 3/15/23		3,065	2,988
			109,926
Multi-Utilities - 0.0%
RWE AG 5.75% 2/14/33 (Reg. S)	EUR	3,350	5,346
TOTAL UTILITIES			177,314

TOTAL NONCONVERTIBLE BONDS			5,395,898

TOTAL CORPORATE BONDS
(Cost $5,696,820)			5,397,042

U.S. Government and Government Agency Obligations - 16.4%
U.S. Government Agency Obligations - 0.1%
Tennessee Valley Authority:
5.25% 9/15/39		$2,106	$2,647
5.375% 4/1/56		3,503	4,787

TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS			7,434

U.S. Treasury Obligations - 16.0%
U.S. Treasury Bills, yield at date of purchase 2.19% to 2.36% 1/3/19 to 3/21/19 (i)		5,460	5,447
U.S. Treasury Bonds:
stripped coupon 2/15/34		23,270	14,997
2.5% 2/15/46		30,522	27,607
2.75% 8/15/47		127,963	121,408
2.75% 11/15/47		33,000	31,281
2.875% 8/15/45		49,759	48,553
3% 11/15/44		5,258	5,260
3% 5/15/47		20,500	20,448
3% 2/15/48		23,374	23,290
3.375% 11/15/48		25,443	27,254
3.625% 2/15/44 (i)(j)(k)		137,690	152,789
4.25% 5/15/39		55,050	66,500
4.75% 2/15/37 (i)		33,044	42,156
5.25% 2/15/29 (i)		5,406	6,612
6.125% 8/15/29 (i)(k)		3,663	4,807
7.5% 11/15/24		5,690	7,211
7.875% 2/15/21		12,150	13,485
U.S. Treasury Notes:
1.125% 9/30/21		75,448	72,762
1.375% 2/29/20		10,262	10,118
1.375% 4/30/20		45,349	44,649
1.375% 1/31/21		3,000	2,931
1.375% 8/31/23		11,000	10,456
1.5% 4/15/20		64,333	63,473
1.5% 7/15/20		70,638	69,525
1.625% 6/30/20		1,783	1,759
1.625% 8/31/22		27,162	26,348
1.625% 5/31/23		19,717	18,995
1.75% 5/31/22		18,000	17,572
1.75% 6/30/22		69,894	68,201
1.875% 1/31/22		32,728	32,144
1.875% 3/31/22 (j)		171,812	168,587
1.875% 7/31/22		63,433	62,118
1.875% 9/30/22		19,000	18,587
1.875% 10/31/22		52,469	51,298
2% 1/31/20		8,000	7,948
2% 9/30/20		25,149	24,922
2% 1/15/21		41,007	40,585
2% 12/31/21		119,422	117,785
2% 7/31/22		3,557	3,498
2% 10/31/22		42,400	41,649
2% 8/15/25		10,027	9,670
2% 11/15/26		82,188	78,511
2.125% 12/31/22		3,561	3,511
2.125% 7/31/24		153,361	150,028
2.125% 5/15/25		17,843	17,368
2.25% 2/29/20		25,500	25,397
2.25% 7/31/21		92,019	91,497
2.25% 12/31/24		103,948	102,140
2.25% 2/15/27		20,572	19,991
2.25% 8/15/27		17,005	16,469
2.25% 11/15/27		3,544	3,426
2.375% 4/15/21		74,550	74,350
2.375% 5/15/27		2,266	2,220
2.625% 8/31/20		30,000	30,036
2.625% 6/30/23		40,272	40,481
2.625% 12/31/23		22,183	22,298
2.75% 9/30/20		79,581	79,868
2.75% 8/15/21		68,458	68,912
2.75% 6/30/25		82,937	83,797
2.875% 11/15/21		1,533	1,550
2.875% 11/30/25		66,425	67,647
3.125% 11/15/28		2,800	2,906

TOTAL U.S. TREASURY OBLIGATIONS			2,587,088

Other Government Related - 0.3%
National Credit Union Administration Guaranteed Notes:
Series 2010-A1 Class A, 1 month U.S. LIBOR + 0.350% 2.7369% 12/7/20 (NCUA Guaranteed) (b)(f)		1,744	1,745
Series 2011-R1 Class 1A, 1 month U.S. LIBOR + 0.450% 2.8295% 1/8/20 (NCUA Guaranteed) (b)(f)		2,857	2,861
National Credit Union Administration Guaranteed Notes Master Trust 3.45% 6/12/21 (NCUA Guaranteed)		49,900	50,743

TOTAL OTHER GOVERNMENT RELATED			55,349

TOTAL U.S. GOVERNMENT AND GOVERNMENT AGENCY OBLIGATIONS
(Cost $2,667,851)			2,649,871

U.S. Government Agency - Mortgage Securities - 1.9%
Fannie Mae - 1.5%
12 month U.S. LIBOR + 1.365% 4.115% 10/1/35 (b)(f)		30	31
12 month U.S. LIBOR + 1.495% 3.819% 1/1/35 (b)(f)		116	119
12 month U.S. LIBOR + 1.553% 4.276% 6/1/36 (b)(f)		24	25
12 month U.S. LIBOR + 1.565% 3.565% 3/1/37 (b)(f)		45	47
12 month U.S. LIBOR + 1.617% 4.117% 3/1/33 (b)(f)		87	90
12 month U.S. LIBOR + 1.643% 4.315% 9/1/36 (b)(f)		38	39
12 month U.S. LIBOR + 1.645% 4.355% 6/1/47 (b)(f)		93	98
12 month U.S. LIBOR + 1.725% 2.586% 6/1/42 (b)(f)		280	291
12 month U.S. LIBOR + 1.728% 4.138% 11/1/36 (b)(f)		25	27
12 month U.S. LIBOR + 1.745% 3.808% 7/1/35 (b)(f)		131	137
12 month U.S. LIBOR + 1.760% 3.822% 2/1/37 (b)(f)		363	382
12 month U.S. LIBOR + 1.800% 2.987% 1/1/42 (b)(f)		768	810
12 month U.S. LIBOR + 1.800% 4.547% 7/1/41 (b)(f)		238	251
12 month U.S. LIBOR + 1.818% 2.728% 2/1/42 (b)(f)		1,157	1,213
12 month U.S. LIBOR + 1.818% 4.546% 7/1/41 (b)(f)		151	156
12 month U.S. LIBOR + 1.818% 4.568% 9/1/41 (b)(f)		88	92
12 month U.S. LIBOR + 1.830% 4.662% 10/1/41 (b)(f)		92	97
12 month U.S. LIBOR + 1.851% 4.271% 5/1/36 (b)(f)		17	18
12 month U.S. LIBOR + 1.885% 3.972% 4/1/36 (b)(f)		272	287
12 month U.S. LIBOR + 2.176% 4.353% 8/1/35 (b)(f)		163	171
6 month U.S. LIBOR + 1.550% 4.05% 9/1/33 (b)(f)		363	370
6 month U.S. LIBOR + 1.550% 4.083% 11/1/35 (b)(f)		191	196
3% 10/1/46 to 11/1/46		1,721	1,681
3% 1/1/49 (l)		19,800	19,319
3% 1/1/49 (l)		12,300	12,001
3% 1/1/49 (l)		19,900	19,417
3% 1/1/49 (l)		9,950	9,708
3% 3/1/49 (l)		18,475	18,005
3% 3/1/49 (l)		18,475	18,005
3.5% 7/1/32 to 11/1/48		59,776	59,974
3.5% 1/1/34 (l)		2,975	3,012
3.5% 1/1/34 (l)		1,000	1,012
3.5% 1/1/34 (l)		1,250	1,265
3.5% 1/1/34 (l)		1,250	1,265
3.5% 1/1/34 (l)		1,700	1,721
3.5% 1/1/34 (l)		1,725	1,746
3.5% 1/1/49 (l)		2,350	2,349
3.5% 1/1/49 (l)		2,350	2,349
4% 2/1/46 to 10/1/46		16,937	17,380
4.5% 11/1/25 to 6/1/48		17,674	18,331
5% 2/1/22 to 5/1/22		13	14
5.5% 12/1/39 to 5/1/44		24,929	26,798
6% 1/1/34 to 6/1/36		2,890	3,214
6.5% 2/1/22 to 8/1/36		4,386	4,901
7.5% 1/1/28		24	27

TOTAL FANNIE MAE			248,441

Freddie Mac - 0.3%
12 month U.S. LIBOR + 1.325% 3.075% 3/1/37 (b)(f)		30	31
12 month U.S. LIBOR + 1.325% 3.784% 1/1/36 (b)(f)		70	72
12 month U.S. LIBOR + 1.600% 4.35% 7/1/35 (b)(f)		58	61
12 month U.S. LIBOR + 1.754% 4.5% 9/1/41 (b)(f)		1,351	1,417
12 month U.S. LIBOR + 1.793% 4.421% 4/1/37 (b)(f)		64	67
12 month U.S. LIBOR + 1.877% 4.202% 4/1/41 (b)(f)		113	119
12 month U.S. LIBOR + 1.880% 4.63% 9/1/41 (b)(f)		109	115
12 month U.S. LIBOR + 1.880% 4.711% 10/1/41 (b)(f)		767	791
12 month U.S. LIBOR + 1.883% 4.496% 10/1/42 (b)(f)		748	773
12 month U.S. LIBOR + 1.910% 4.358% 5/1/41 (b)(f)		234	242
12 month U.S. LIBOR + 1.910% 4.477% 5/1/41 (b)(f)		165	174
12 month U.S. LIBOR + 1.910% 4.583% 6/1/41 (b)(f)		220	227
12 month U.S. LIBOR + 1.910% 4.66% 6/1/41 (b)(f)		116	119
12 month U.S. LIBOR + 2.045% 4.778% 7/1/36 (b)(f)		106	111
6 month U.S. LIBOR + 1.445% 3.945% 3/1/35 (b)(f)		68	69
6 month U.S. LIBOR + 1.647% 4.152% 2/1/37 (b)(f)		71	74
6 month U.S. LIBOR + 1.685% 4.243% 1/1/37 (b)(f)		334	345
6 month U.S. LIBOR + 1.720% 4.22% 8/1/37 (b)(f)		94	98
6 month U.S. LIBOR + 1.746% 4.33% 5/1/37 (b)(f)		25	26
6 month U.S. LIBOR + 1.844% 4.352% 10/1/36 (b)(f)		262	272
6 month U.S. LIBOR + 1.913% 4.427% 10/1/35 (b)(f)		167	174
6 month U.S. LIBOR + 2.010% 4.51% 5/1/37 (b)(f)		96	100
6 month U.S. LIBOR + 2.010% 4.531% 5/1/37 (b)(f)		294	307
6 month U.S. LIBOR + 2.029% 4.621% 6/1/37 (b)(f)		53	55
6 month U.S. LIBOR + 2.040% 4.603% 6/1/37 (b)(f)		72	75
6 month U.S. LIBOR + 2.590% 5.09% 10/1/35 (b)(f)		36	37
U.S. TREASURY 1 YEAR INDEX + 2.035% 3.926% 6/1/33 (b)(f)		260	271
U.S. TREASURY 1 YEAR INDEX + 2.387% 3.832% 2/1/36 (b)(f)		3	4
U.S. TREASURY 1 YEAR INDEX + 2.548% 4.639% 7/1/35 (b)(f)		171	180
3% 11/1/33 to 9/1/46		12,996	12,906
3.5% 7/1/32		4,615	4,683
3.5% 1/1/49 (l)		8,900	8,895
4% 9/1/42		14,377	14,790
4.5% 1/1/49 (l)		3,200	3,311
6% 1/1/24		777	812
6.5% 9/1/21 to 3/1/22		205	212

TOTAL FREDDIE MAC			52,015

Ginnie Mae - 0.1%
6% 6/15/36		3,776	4,234
7% 9/15/25 to 8/15/31		15	16
7.5% 2/15/22 to 8/15/28		31	34
8% 12/15/26		0	0
4.422% 8/20/61 (b)(m)		298	299
4.572% 2/20/62 (b)(m)		1,175	1,185
4.661% 2/20/62 (b)(m)		1,115	1,119
4.737% 1/20/62 (b)(m)		4,461	4,478
5.47% 8/20/59 (b)(m)		7	8

TOTAL GINNIE MAE			11,373

TOTAL U.S. GOVERNMENT AGENCY - MORTGAGE SECURITIES
(Cost $309,135)			311,829

Asset-Backed Securities - 0.8%
ALG Student Loan Trust Series 2017-1A Class A3, 3 month U.S. LIBOR + 0.090% 2.4289% 6/28/23 (b)(c)(f)		$15,857	$15,790
Goal Capital Funding Trust Series 2005-2 Class A3, 3 month U.S. LIBOR + 0.170% 2.8469% 5/28/30 (b)(f)		1,205	1,203
Higher Education Funding Series 2005-1 Class A5, 3 month U.S. LIBOR + 0.160% 2.8369% 2/25/32 (b)(f)		1,457	1,456
Navient Student Loan Trust:
Series 2017-3A:
Class A1, 1 month U.S. LIBOR + 0.300% 2.8063% 7/26/66 (b)(c)(f)		3,829	3,830
Class A2, 1 month U.S. LIBOR + 0.600% 3.1063% 7/26/66 (b)(c)(f)		11,684	11,699
Series 2018-1A Class A1, 1 month U.S. LIBOR + 0.190% 2.6963% 3/25/67 (b)(c)(f)		6,482	6,482
Northstar Education Finance, Inc., Delaware Series 2004-2 Class A4, 3 month U.S. LIBOR + 0.230% 2.7393% 7/28/21 (b)(f)		21,609	21,613
SLM Student Loan Trust:
Series 2007-8 Class A4, 3 month U.S. LIBOR + 0.470% 2.9599% 1/26/26 (b)(f)		56,246	56,422
Series 2011-1 Class A1, 1 month U.S. LIBOR + 0.520% 3.0263% 3/25/26 (b)(f)		2,921	2,927
TOTAL ASSET-BACKED SECURITIES
(Cost $121,341)			121,422

Collateralized Mortgage Obligations - 3.5%
U.S. Government Agency - 3.5%
Fannie Mae:
floater Series 2010-15 Class FJ, 1 month U.S. LIBOR + 0.930% 3.4363% 6/25/36 (b)(f)		4,016	4,079
planned amortization class:
Series 2003-70 Class BJ, 5% 7/25/33		428	457
Series 2005-19 Class PA, 5.5% 7/25/34		567	574
Series 2005-64 Class PX, 5.5% 6/25/35		961	1,008
Series 2005-68 Class CZ, 5.5% 8/25/35		4,151	4,535
Series 2010-118 Class PB, 4.5% 10/25/40		4,034	4,228
Series 2012-149:
Class DA, 1.75% 1/25/43		1,049	1,006
Class GA, 1.75% 6/25/42		1,072	1,025
sequential payer:
Series 2003-117 Class MD, 5% 12/25/23		653	675
Series 2004-91 Class Z, 5% 12/25/34		3,492	3,724
Series 2005-117 Class JN, 4.5% 1/25/36		633	658
Series 2005-14 Class ZB, 5% 3/25/35		1,342	1,431
Series 2006-72 Class CY, 6% 8/25/26		995	1,053
Series 2009-59 Class HB, 5% 8/25/39		1,969	2,099
Series 2009-85 Class IB, 4.5% 8/25/24 (n)		62	1
Series 2009-93 Class IC, 4.5% 9/25/24 (n)		73	1
Series 2010-139 Class NI, 4.5% 2/25/40 (n)		1,924	172
Series 2010-39 Class FG, 1 month U.S. LIBOR + 0.920% 3.4263% 3/25/36 (b)(f)		2,470	2,525
Series 2010-97 Class CI, 4.5% 8/25/25 (n)		318	10
Series 2011-67 Class AI, 4% 7/25/26 (n)		578	47
Series 2012-27 Class EZ, 4.25% 3/25/42		5,561	5,820
Series 2016-26 Class CG, 3% 5/25/46		8,836	8,794
Freddie Mac:
floater Series 2711 Class FC, 1 month U.S. LIBOR + 0.900% 3.3551% 2/15/33 (b)(f)		1,199	1,221
floater planned amortization class Series 2770 Class FH, 1 month U.S. LIBOR + 0.400% 2.8551% 3/15/34 (b)(f)		1,596	1,600
planned amortization class:
Series 2101 Class PD, 6% 11/15/28		42	45
Series 2996 Class MK, 5.5% 6/15/35		111	119
Series 3415 Class PC, 5% 12/15/37		548	583
Series 3840 Class VA, 4.5% 9/15/27		985	989
Series 3857 Class ZP, 5% 5/15/41		2,292	2,605
Series 4135 Class AB, 1.75% 6/15/42		795	762
sequential payer:
Series 2004-2802 Class ZG, 5.5% 5/15/34		6,740	7,366
Series 2303 Class ZV, 6% 4/15/31		128	139
Series 2877 Class ZD, 5% 10/15/34		4,358	4,651
Series 3745 Class KV, 4.5% 12/15/26		4,744	4,946
Series 3843 Class PZ, 5% 4/15/41		2,323	2,608
Freddie Mac Multi-family Structured pass-thru certificates sequential payer:
Series 4335 Class AL, 4.25% 3/15/40		3,136	3,212
Series 4341 Class ML, 3.5% 11/15/31		4,847	4,935
Freddie Mac Seasoned Credit Risk Transfer Trust sequential payer:
Series 2018-3 Class MA, 3.5% 8/25/57		54,001	54,318
Series 2018-4 Class MA, 3.5% 11/25/57		35,506	35,360
Freddie Mac SLST sequential payer Series 2018-1:
Class A1, 3.5% 6/25/28		7,233	7,203
Class A2, 3.5% 6/25/28		1,810	1,780
Ginnie Mae guaranteed REMIC pass-thru certificates:
floater:
Series 2007-59 Class FC, 1 month U.S. LIBOR + 0.500% 2.9701% 7/20/37 (b)(f)		830	834
Series 2008-2 Class FD, 1 month U.S. LIBOR + 0.480% 2.9501% 1/20/38 (b)(f)		212	213
Series 2008-73 Class FA, 1 month U.S. LIBOR + 0.860% 3.3301% 8/20/38 (b)(f)		1,469	1,494
Series 2008-83 Class FB, 1 month U.S. LIBOR + 0.900% 3.3701% 9/20/38 (b)(f)		1,226	1,253
Series 2009-108 Class CF, 1 month U.S. LIBOR + 0.600% 3.0551% 11/16/39 (b)(f)		881	888
Series 2009-116 Class KF, 1 month U.S. LIBOR + 0.530% 2.9851% 12/16/39 (b)(f)		689	693
Series 2010-H17 Class FA, 1 month U.S. LIBOR + 0.330% 2.6519% 7/20/60 (b)(f)(m)		6,621	6,608
Series 2010-H18 Class AF, 1 month U.S. LIBOR + 0.300% 2.6136% 9/20/60 (b)(f)(m)		8,269	8,248
Series 2010-H19 Class FG, 1 month U.S. LIBOR + 0.300% 2.6136% 8/20/60 (b)(f)(m)		8,723	8,700
Series 2010-H27 Series FA, 1 month U.S. LIBOR + 0.380% 2.6936% 12/20/60 (b)(f)(m)		3,037	3,035
Series 2011-H05 Class FA, 1 month U.S. LIBOR + 0.500% 2.8136% 12/20/60 (b)(f)(m)		4,943	4,954
Series 2011-H07 Class FA, 1 month U.S. LIBOR + 0.500% 2.8136% 2/20/61 (b)(f)(m)		9,965	9,983
Series 2011-H12 Class FA, 1 month U.S. LIBOR + 0.490% 2.8036% 2/20/61 (b)(f)(m)		12,062	12,081
Series 2011-H13 Class FA, 1 month U.S. LIBOR + 0.500% 2.8136% 4/20/61 (b)(f)(m)		3,954	3,963
Series 2011-H14:
Class FB, 1 month U.S. LIBOR + 0.500% 2.8136% 5/20/61 (b)(f)(m)		4,914	4,927
Class FC, 1 month U.S. LIBOR + 0.500% 2.8136% 5/20/61 (b)(f)(m)		4,556	4,567
Series 2011-H17 Class FA, 1 month U.S. LIBOR + 0.530% 2.8436% 6/20/61 (b)(f)(m)		5,685	5,702
Series 2011-H21 Class FA, 1 month U.S. LIBOR + 0.600% 2.9136% 10/20/61 (b)(f)(m)		6,122	6,150
Series 2012-H01 Class FA, 1 month U.S. LIBOR + 0.700% 3.0136% 11/20/61 (b)(f)(m)		5,371	5,410
Series 2012-H03 Class FA, 1 month U.S. LIBOR + 0.700% 3.0136% 1/20/62 (b)(f)(m)		3,564	3,588
Series 2012-H06 Class FA, 1 month U.S. LIBOR + 0.630% 2.9436% 1/20/62 (b)(f)(m)		5,160	5,189
Series 2012-H07 Class FA, 1 month U.S. LIBOR + 0.630% 2.9436% 3/20/62 (b)(f)(m)		3,059	3,072
Series 2012-H21 Class DF, 1 month U.S. LIBOR + 0.650% 2.9636% 5/20/61 (b)(f)(m)		234	234
Series 2013-H19:
Class FC, 1 month U.S. LIBOR + 0.600% 2.9136% 8/20/63 (b)(f)(m)		886	890
Class FD, 1 month U.S. LIBOR + 0.600% 2.9136% 8/20/63 (b)(f)(m)		2,353	2,361
Series 2015-H13 Class FL, 1 month U.S. LIBOR + 0.280% 2.5936% 5/20/63 (b)(f)(m)		2,761	2,758
Series 2015-H19 Class FA, 1 month U.S. LIBOR + 0.200% 2.5136% 4/20/63 (b)(f)(m)		2,797	2,794
Series 2017-161 Class DF, 1 month U.S. LIBOR + 0.250% 2.7201% 10/20/47 (b)(f)		5,222	5,177
Series 2018-65 Class DF, 1 month U.S. LIBOR + 0.300% 2.7701% 5/20/48 (b)(f)		6,510	6,465
Series 2018-77 Class FA, 1 month U.S. LIBOR + 0.300% 2.7701% 6/20/48 (b)(f)		7,378	7,326
planned amortization class:
Series 2010-31 Class BP, 5% 3/20/40		3,810	4,229
Series 2011-136 Class WI, 4.5% 5/20/40 (n)		1,207	136
Series 2017-134 Class BA, 2.5% 11/20/46		1,022	992
sequential payer:
Series 2011-69 Class GX, 4.5% 5/16/40		9,450	9,906
Series 2013-H06 Class HA, 1.65% 1/20/63 (m)		1,776	1,753
Series 2014-H04 Class HA, 2.75% 2/20/64 (m)		19,308	19,180
Series 2014-H12 Class KA, 2.75% 5/20/64 (m)		3,501	3,462
Series 2016-H02 Class FM, 1 month U.S. LIBOR + 0.500% 2.8136% 9/20/62 (b)(f)(m)		8,379	8,384
Series 2016-H04 Class FE, 1 month U.S. LIBOR + 0.650% 2.9636% 11/20/65 (b)(f)(m)		1,269	1,271
Series 2018-H12 Class HA, 3.25% 8/20/68 (m)		10,015	10,120
Series 2004-22 Class M1, 5.5% 4/20/34		597	728
Series 2010-169 Class Z, 4.5% 12/20/40		5,058	5,348
Series 2010-H15 Class TP, 5.15% 8/20/60 (m)		6,794	6,849
Series 2010-H16 Class BA, 3.55% 7/20/60 (m)		17,439	17,445
Series 2010-H17 Class XP, 5.2967% 7/20/60 (b)(m)		6,483	6,541
Series 2010-H18 Class PL, 5.01% 9/20/60 (b)(m)		6,306	6,347
Series 2010-H22 Class LA, 3.75% 10/20/60 (m)		4,424	4,431
Series 2010-H28 Class KA, 3.75% 12/20/60 (m)		9,554	9,576
Series 2012-64 Class KI, 3.5% 11/20/36 (n)		804	51
Series 2013-124:
Class ES, 8.667% - 1 month U.S. LIBOR 5.3732% 4/20/39 (b)(o)		2,754	2,799
Class ST, 8.800% - 1 month U.S. LIBOR 5.5065% 8/20/39 (b)(o)		8,921	9,162
Series 2013-H07 Class JA, 1.75% 3/20/63 (m)		14,579	14,387
Series 2013-H08 Class MA, 3% 3/20/63 (m)		19,535	19,488
Series 2015-H17 Class HA, 2.5% 5/20/65 (m)		9,272	9,219
Series 2015-H21:
Class HA, 2.5% 6/20/63 (m)		21,828	21,728
Class JA, 2.5% 6/20/65 (m)		1,962	1,950
Series 2015-H30 Class HA, 1.75% 9/20/62 (b)(m)		19,151	18,948
Series 2016-H13 Class FB, U.S. TREASURY 1 YEAR INDEX + 0.500% 3.16% 5/20/66 (b)(f)(m)		14,047	14,107
Series 2017-186 Class HK, 3% 11/16/45		9,427	9,311
Series 2017-H06 Class FA, U.S. TREASURY 1 YEAR INDEX + 0.350% 3.01% 8/20/66 (b)(f)(m)		15,253	15,281
Series 2090-118 Class XZ, 5% 12/20/39		11,194	12,282
TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS
(Cost $576,464)			573,332

Commercial Mortgage Securities - 2.4%
Fannie Mae Series 2017-T1 Class A, 2.898% 6/25/27		16,872	16,009
Freddie Mac:
floater Series KP04 Class AG1, 1 month U.S. LIBOR + 0.220% 2.5669% 7/25/20 (b)(f)		10,500	10,494
pass-thru certificates sequential payer Series K011 Class A2, 4.084% 11/25/20		4,544	4,607
sequential payer:
Series 2017-SR01 Class A2, 2.75% 11/25/22		18,800	18,529
Series K006 Class A2, 4.251% 1/25/20		19,443	19,616
Series K069 Class A2, 3.187% 9/25/27		6,500	6,437
Series K071 Class A2, 3.286% 11/25/27		9,000	8,970
Series K072 Class A2, 3.444% 12/25/27		24,806	25,021
Series K073 Class A2, 3.35% 1/25/28		40,200	40,254
Series K080 Class A2, 3.926% 7/25/28		43,400	45,356
Series K155:
Class A1, 3.75% 11/25/29		846	880
Class A2, 3.75% 11/25/32		13,000	13,419
Series K158 Class A2, 3.9% 12/25/30		9,700	10,057
Series K708 Class A2, 2.13% 1/25/19		6,162	6,149
Series K709 Class A2, 2.086% 3/25/19		4,425	4,413
Series K710 Class A2, 1.883% 5/25/19		7,719	7,691
Series K712 Class A2, 1.869% 11/25/19		15,388	15,259
Series K063 Class A2, 3.43% 1/25/27		10,700	10,831
Series K076 Class A2, 3.9% 6/25/51		10,000	10,433
Series K077 Class A2, 3.85% 5/25/28		16,368	17,014
Series K079 Class A2, 3.926% 6/25/28		19,701	20,586
Series K084 Class A2, 3.78% 10/25/28		9,100	9,396
Series K157 Class A2, 3.99% 5/25/33		15,860	16,734
Freddie Mac Multi-family floater Series 2017-KT01 Class A, 1 month U.S. LIBOR + 0.320% 2.8238% 2/25/20 (b)(f)		31,839	31,800
Freddie Mac Multi-family Structured pass-thru certificates Series K078 Class A2, 3.854% 6/25/28		21,300	22,148
TOTAL COMMERCIAL MORTGAGE SECURITIES
(Cost $390,853)			392,103

Foreign Government and Government Agency Obligations - 14.7%
Arab Republic of Egypt:
5.577% 2/21/23 (c)		6,155	5,833
5.875% 6/11/25		3,230	2,938
5.875% 6/11/25 (c)		1,723	1,567
6.125% 1/31/22 (c)		29,330	28,775
7.5% 1/31/27 (c)		2,605	2,482
7.903% 2/21/48 (c)		4,220	3,630
8.5% 1/31/47 (c)		7,940	7,156
Argentine Republic:
5.625% 1/26/22		11,450	9,661
6.875% 4/22/21		53,575	48,406
7.5% 4/22/26		50,550	40,503
7.625% 4/22/46		11,400	8,259
Australian Commonwealth:
2.25% 11/21/22	AUD	59,200	42,279
2.25% 5/21/28 (Reg. S)	AUD	35,525	24,864
2.75% 10/21/19	AUD	32,600	23,107
Azerbaijan Republic 4.75% 3/18/24 (c)		2,890	2,875
Bahamian Republic 6% 11/21/28 (c)		2,245	2,279
Banco Central del Uruguay:
value recovery A rights 1/2/21 (e)(p)		1,000,000	0
value recovery B rights 1/2/21 (e)(p)		1,500,000	0
Barbados Government:
7% 8/4/22 (c)(d)		4,115	2,258
7.25% 12/15/21 (c)(d)		420	230
Belarus Republic:
6.875% 2/28/23 (c)		12,745	12,984
7.625% 6/29/27 (c)		4,090	4,183
Brazilian Federative Republic:
5.625% 1/7/41		5,580	5,357
5.625% 2/21/47		3,510	3,312
8.25% 1/20/34		19,440	23,814
10% 1/1/21	BRL	13,645	3,683
Buenos Aires Province:
6.5% 2/15/23 (c)		1,285	1,034
9.95% 6/9/21 (c)		9,930	9,334
10.875% 1/26/21 (c)		13,300	13,101
10.875% 1/26/21 (Reg. S)		38,211	37,638
Buoni del Tesoro Poliennali:
0.95% 3/1/23	EUR	38,800	43,321
2.5% 11/15/25	EUR	9,450	10,958
2.7% 3/1/47 (c)	EUR	16,350	16,617
2.8% 12/1/28	EUR	41,600	47,959
Cameroon Republic 9.5% 11/19/25 (c)		7,865	8,011
Canadian Government:
1.25% 11/1/19	CAD	104,500	76,197
2% 9/1/23	CAD	10,950	8,060
2% 6/1/28	CAD	11,200	8,228
3.5% 12/1/45	CAD	18,750	17,366
City of Buenos Aires 8.95% 2/19/21 (c)		5,660	5,624
Colombian Republic:
7.375% 9/18/37		1,850	2,238
10.375% 1/28/33		6,690	9,940
Danish Kingdom 1.75% 11/15/25	DKK	105,900	18,221
Democratic Socialist Republic of Sri Lanka:
5.125% 4/11/19 (c)		2,195	2,173
5.75% 4/18/23 (c)		3,135	2,885
6% 1/14/19 (c)		9,125	9,079
6.2% 5/11/27 (c)		1,210	1,065
6.25% 10/4/20 (c)		1,160	1,125
6.25% 7/27/21 (c)		1,470	1,414
Dominican Republic:
5.95% 1/25/27 (c)		2,970	2,959
6% 7/19/28 (c)		3,405	3,396
6.6% 1/28/24 (c)		1,265	1,319
6.85% 1/27/45 (c)		1,820	1,793
6.875% 1/29/26 (c)		4,560	4,782
7.45% 4/30/44 (c)		4,160	4,326
Ecuador Republic:
8.875% 10/23/27 (c)		6,005	5,164
9.65% 12/13/26 (c)		3,175	2,889
El Salvador Republic:
7.375% 12/1/19 (c)		14,140	14,193
7.75% 1/24/23 (c)		3,685	3,791
French Government 2% 5/25/48 (c)	EUR	4,800	5,973
Gabonese Republic 6.375% 12/12/24 (c)		5,370	4,819
Georgia Republic 6.875% 4/12/21 (c)		1,300	1,363
German Federal Republic 0% 6/12/20	EUR	162,609	188,085
Ghana Republic 8.627% 6/16/49 (c)		1,375	1,197
Hong Kong Government SAR 1.32% 12/23/19	HKD	39,400	5,011
Indonesian Republic:
7.75% 1/17/38 (c)		8,140	10,456
8.5% 10/12/35 (Reg. S)		8,305	11,170
Irish Republic 2% 2/18/45 (Reg.S)	EUR	8,000	9,670
Islamic Republic of Pakistan:
6.75% 12/3/19 (c)		7,845	7,767
7.25% 4/15/19 (c)		18,660	18,617
8.25% 4/15/24 (c)		2,510	2,528
Israeli State (guaranteed by U.S. Government through Agency for International Development):
5.5% 9/18/23		57,646	64,806
5.5% 12/4/23		19,812	22,287
Ivory Coast 5.75% 12/31/32		3,811	3,358
Japan Government:
0.1% 6/20/28	JPY	1,440,000	13,281
0.4% 3/20/56	JPY	2,850,000	22,480
0.9% 6/20/22	JPY	35,252,600	333,200
Jordanian Kingdom 3% 6/30/25		16,691	16,688
Kingdom of Norway 3.75% 5/25/21	NOK	65,000	7,978
Kingdom of Saudi Arabia 3.625% 3/4/28 (c)		3,275	3,097
Lebanese Republic:
5.45% 11/28/19		10,245	9,901
5.5% 4/23/19		11,235	11,114
5.8% 4/14/20		4,010	3,817
6% 5/20/19		17,815	17,655
6.15% 6/19/20		1,970	1,862
6.375% 3/9/20		3,220	3,099
Malaysian Government 3.955% 9/15/25	MYR	23,945	5,765
Ministry of Finance of the Russian Federation:
5.25% 6/23/47 (c)		17,800	16,600
5.625% 4/4/42 (c)		3,625	3,706
5.875% 9/16/43 (c)		685	721
7.6% 7/20/22	RUB	414,970	5,884
12.75% 6/24/28 (Reg. S)		11,080	17,514
Mongolian People's Republic 8.75% 3/9/24 (c)		6,320	6,757
Moroccan Kingdom 4.25% 12/11/22 (c)		9,305	9,328
New Zealand Government 6% 5/15/21	NZD	12,000	8,852
Panamanian Republic 9.375% 4/1/29		800	1,116
Peruvian Republic 4% 3/7/27 (h)		10,576	10,457
Plurinational State of Bolivia 5.95% 8/22/23 (c)		1,175	1,159
Portuguese Republic 2.25% 4/18/34 (c)	EUR	21,650	24,698
Province of Santa Fe 7% 3/23/23 (c)		14,435	12,216
Provincia de Cordoba:
7.125% 6/10/21 (c)		23,880	21,014
7.45% 9/1/24 (c)		8,260	6,711
Republic of Angola 7% 8/17/19 (Issued by Northern Lights III BV for Republic of Angola) (Reg. S)		1,454	1,458
Republic of Armenia:
6% 9/30/20 (c)		7,032	7,092
7.15% 3/26/25 (c)		1,510	1,583
Republic of Iraq:
5.8% 1/15/28 (Reg. S)		28,495	25,481
6.752% 3/9/23 (c)		2,510	2,384
Republic of Kenya 6.875% 6/24/24 (c)		1,275	1,197
Republic of Nigeria:
6.75% 1/28/21 (c)		1,125	1,137
7.625% 11/28/47 (c)		1,395	1,173
Republic of Serbia 7.25% 9/28/21 (c)		3,330	3,584
Republic of Singapore 3.25% 9/1/20	SGD	52,850	39,634
Romanian Republic 3.25% 4/29/24	RON	10,750	2,497
Rwanda Republic 6.625% 5/2/23 (c)		2,465	2,440
South African Republic 10.5% 12/21/26	ZAR	126,755	9,584
Spanish Kingdom:
1.4% 7/30/28 (Reg. S) (c)	EUR	22,850	26,127
2.7% 10/31/48 (c)	EUR	18,750	21,866
State of Qatar:
3.875% 4/23/23 (c)		6,205	6,275
4.5% 4/23/28 (c)		13,735	14,336
9.75% 6/15/30 (c)		4,350	6,602
Sultanate of Oman 6.75% 1/17/48 (c)		3,670	3,028
Sweden Kingdom 4.25% 3/12/19	SEK	251,000	28,582
Switzerland Confederation 3% 5/12/19	CHF	37,950	39,155
Turkish Republic:
5.125% 3/25/22		3,050	2,968
5.625% 3/30/21		9,370	9,369
5.75% 5/11/47		1,650	1,343
6% 3/25/27		1,950	1,834
6.25% 9/26/22		43,470	43,719
6.75% 5/30/40		2,940	2,689
6.875% 3/17/36		6,115	5,725
7% 3/11/19		10,545	10,580
7% 6/5/20		5,015	5,112
7.25% 12/23/23		5,215	5,353
7.25% 3/5/38		2,330	2,253
7.375% 2/5/25		5,235	5,394
Turkiye Ihracat Kredi Bankasi A/S 5.375% 2/8/21 (c)		4,090	3,946
Ukraine Government:
1.471% 9/29/21		6,753	6,527
7.75% 9/1/19 (c)		10,575	10,454
7.75% 9/1/20 (c)		25,945	24,993
7.75% 9/1/21 (c)		52,476	49,327
7.75% 9/1/22 (c)		28,276	25,911
9.75% 11/1/28 (c)		5,220	4,892
United Kingdom, Great Britain and Northern Ireland:
1.75% 7/22/19 (Reg.S)	GBP	76,850	98,483
4.25% 12/7/27	GBP	42,350	68,067
United Kingdom, Great Britain and Northern Ireland Treasury GILT 2.5% 7/22/65 (Reg. S)	GBP	22,075	35,087
United Mexican States 6.5% 6/9/22	MXN	201,635	9,629
Uruguay Republic 7.875% 1/15/33 pay-in-kind		1,395	1,833
Venezuelan Republic:
oil recovery warrants 4/15/20 (e)(p)		2,504	3
9.25% 9/15/27 (d)		26,320	6,119
11.95% 8/5/31 (Reg. S) (d)		9,145	2,149
12.75% 8/23/22 (d)		2,375	558
Vietnamese Socialist Republic:
6 month U.S. LIBOR + 0.813% 3.375% 3/13/28 (b)(e)(f)		995	907
5.5% 3/12/28		24,307	24,205
TOTAL FOREIGN GOVERNMENT AND GOVERNMENT AGENCY OBLIGATIONS
(Cost $2,397,371)			2,375,056

Supranational Obligations - 0.0%
European Bank for Reconstruction & Development 6% 5/4/20 (Reg. S) (Cost $6,169)	INR	400,900	5,643
		Shares	Value (000s)

Common Stocks - 4.7%
COMMUNICATION SERVICES - 0.8%
Entertainment - 0.1%
Activision Blizzard, Inc.		92,400	4,303
Electronic Arts, Inc. (q)		81,900	6,463
Take-Two Interactive Software, Inc. (q)		76,800	7,906
			18,672
Interactive Media & Services - 0.3%
Alphabet, Inc. Class A (q)		36,200	37,828
Facebook, Inc. Class A (q)		90,600	11,877
			49,705
Media - 0.2%
Altice U.S.A., Inc. Class A		675,200	11,154
Comcast Corp. Class A		366,100	12,466
			23,620
Wireless Telecommunication Services - 0.2%
T-Mobile U.S., Inc. (q)		523,000	33,268

TOTAL COMMUNICATION SERVICES			125,265

CONSUMER DISCRETIONARY - 0.8%
Auto Components - 0.1%
Chassix Holdings, Inc. warrants 7/29/20 (e)(q)		30,337	156
Exide Technologies (e)(q)		7,093	7
Exide Technologies (e)(q)		23,645	17
UC Holdings, Inc. (e)		560,355	10,955
			11,135
Diversified Consumer Services - 0.0%
Houghton Mifflin Harcourt Co. warrants 6/22/19 (q)(r)		59,137	1
Hotels, Restaurants & Leisure - 0.3%
Boyd Gaming Corp.		596,400	12,393
Eldorado Resorts, Inc. (q)		90,400	3,273
MGM Mirage, Inc.		223,500	5,422
Penn National Gaming, Inc. (q)		322,900	6,080
Red Rock Resorts, Inc.		400,143	8,127
Royal Caribbean Cruises Ltd.		70,200	6,865
Scientific Games Corp. Class A (q)(s)		132,200	2,364
Wyndham Hotels & Resorts, Inc.		73,600	3,339
Wynn Resorts Ltd.		3,353	332
			48,195
Household Durables - 0.0%
Lennar Corp. Class B		5,276	165
Internet & Direct Marketing Retail - 0.3%
Alibaba Group Holding Ltd. sponsored ADR (q)		268,900	36,858
Amazon.com, Inc. (q)		8,900	13,368
			50,226
Media - 0.0%
Studio City International Holdings Ltd. ADR		133,400	2,230
Textiles, Apparel & Luxury Goods - 0.1%
adidas AG		59,621	12,460

TOTAL CONSUMER DISCRETIONARY			124,412

CONSUMER STAPLES - 0.2%
Food & Staples Retailing - 0.0%
Southeastern Grocers, Inc. (e)(q)		145,615	4,604
Food Products - 0.2%
Darling International, Inc. (q)		790,500	15,209
JBS SA		2,756,800	8,244
Reddy Ice Holdings, Inc. (q)		331,236	166
			23,619

TOTAL CONSUMER STAPLES			28,223

ENERGY - 0.1%
Energy Equipment & Services - 0.0%
Forbes Energy Services Ltd. (q)		135,187	406
Oil, Gas & Consumable Fuels - 0.1%
Chaparral Energy, Inc. Class A (q)		108,327	533
Diamondback Energy, Inc.		112,200	10,401
Goodrich Petroleum Corp. (q)		90,737	1,225
Harvest Oil & Gas Corp. (q)		193,888	3,486
Parsley Energy, Inc. Class A (q)		268,700	4,294
Ultra Petroleum Corp. warrants 7/14/25 (q)		127,890	0
VNR Finance Corp. (q)		83,865	122
VNR Finance Corp. (c)(q)		403,886	586
			20,647

TOTAL ENERGY			21,053

FINANCIALS - 0.2%
Banks - 0.1%
Bank of America Corp.		419,000	10,324
JPMorgan Chase & Co.		115,500	11,275
			21,599
Capital Markets - 0.0%
Penson Worldwide, Inc. Class A (e)(q)		7,403,098	0
Consumer Finance - 0.1%
OneMain Holdings, Inc. (q)		262,600	6,379
Mortgage Real Estate Investment Trusts - 0.0%
Starwood Property Trust, Inc.		320,600	6,319

TOTAL FINANCIALS			34,297

HEALTH CARE - 0.3%
Health Care Providers & Services - 0.2%
Humana, Inc.		37,500	10,743
Rotech Healthcare, Inc. (e)(q)		129,242	207
UnitedHealth Group, Inc.		51,300	12,780
			23,730
Life Sciences Tools & Services - 0.1%
IQVIA Holdings, Inc. (q)		139,300	16,182
Pharmaceuticals - 0.0%
Jazz Pharmaceuticals PLC (q)		55,600	6,892

TOTAL HEALTH CARE			46,804

INDUSTRIALS - 0.5%
Aerospace & Defense - 0.1%
TransDigm Group, Inc. (q)		25,100	8,536
Airlines - 0.2%
Air Canada (q)		1,531,900	29,130
Commercial Services & Supplies - 0.0%
Novus Holdings Ltd.		48,111	14
Machinery - 0.0%
Allison Transmission Holdings, Inc.		151,000	6,630
Marine - 0.0%
U.S. Shipping Partners Corp. (e)(q)		22,876	0
U.S. Shipping Partners Corp. warrants 12/31/29 (e)(q)		214,176	0
			0
Trading Companies & Distributors - 0.2%
HD Supply Holdings, Inc. (q)		531,900	19,957
Penhall Acquisition Co.:
Class A (e)(q)		11,553	1,063
Class B (e)(q)		3,850	354
United Rentals, Inc. (q)		188,670	19,344
			40,718
Transportation Infrastructure - 0.0%
Tricer Holdco SCA:
Class A1 (e)(q)(r)		403,760	0
Class A2 (e)(q)(r)		403,760	0
Class A3 (e)(q)(r)		403,760	0
Class A4 (e)(q)(r)		403,760	0
Class A5 (e)(q)(r)		403,760	0
Class A6 (e)(q)(r)		403,760	0
Class A7 (e)(q)(r)		403,760	0
Class A8 (e)(q)(r)		403,760	0
Class A9 (e)(q)(r)		403,760	0
			0

TOTAL INDUSTRIALS			85,028

INFORMATION TECHNOLOGY - 1.4%
Electronic Equipment & Components - 0.1%
CDW Corp.		96,400	7,813
IT Services - 0.6%
EPAM Systems, Inc. (q)		101,000	11,717
First Data Corp. Class A (q)		428,800	7,251
Global Payments, Inc.		180,300	18,594
MasterCard, Inc. Class A		122,100	23,034
PayPal Holdings, Inc. (q)		263,700	22,175
Visa, Inc. Class A		143,500	18,933
			101,704
Semiconductors & Semiconductor Equipment - 0.3%
Microchip Technology, Inc. (s)		247,700	17,815
NVIDIA Corp.		113,300	15,126
NXP Semiconductors NV		178,000	13,044
ON Semiconductor Corp. (q)		616,300	10,175
			56,160
Software - 0.4%
Adobe, Inc. (q)		93,600	21,176
Microsoft Corp.		217,600	22,102
SS&C Technologies Holdings, Inc.		351,100	15,838
			59,116

TOTAL INFORMATION TECHNOLOGY			224,793

MATERIALS - 0.2%
Chemicals - 0.2%
DowDuPont, Inc.		205,600	10,995
The Chemours Co. LLC		351,600	9,922
Westlake Chemical Corp.		101,600	6,723
			27,640
Containers & Packaging - 0.0%
Crown Holdings, Inc. (q)		165,700	6,888
Metals & Mining - 0.0%
Aleris Corp. (e)(q)		72,811	0
Algoma Steel GP (e)		151,792	809
Algoma Steel SCA (e)		151,792	809
Elah Holdings, Inc. (q)		517	31
First Quantum Minerals Ltd.		363,200	2,937
			4,586

TOTAL MATERIALS			39,114

UTILITIES - 0.2%
Electric Utilities - 0.1%
Portland General Electric Co.		13,962	640
Vistra Energy Corp. (q)		1,019,600	23,339
			23,979
Independent Power and Renewable Electricity Producers - 0.1%
NRG Energy, Inc.		226,800	8,981

TOTAL UTILITIES			32,960

TOTAL COMMON STOCKS
(Cost $752,353)			761,949

Preferred Stocks - 0.0%
Convertible Preferred Stocks - 0.0%
CONSUMER STAPLES - 0.0%
Food Products - 0.0%
Reddy Ice Holdings, Inc. 7.00% pay-in-kind (e)(q)		133,255	1,155
Nonconvertible Preferred Stocks - 0.0%
INDUSTRIALS - 0.0%
Transportation Infrastructure - 0.0%
Tricer Holdco SCA (e)(q)(r)		193,792,711	65
TOTAL PREFERRED STOCKS
(Cost $7,859)			1,220
		Principal Amount (000s)(a)	Value (000s)

Bank Loan Obligations - 1.6%
CONSUMER DISCRETIONARY - 0.0%
Diversified Consumer Services - 0.0%
KUEHG Corp. Tranche B 2LN, term loan 3 month U.S. LIBOR + 8.250% 11.053% 8/22/25 (b)(f)		3,640	3,631
ENERGY - 0.6%
Energy Equipment & Services - 0.0%
BCP Raptor II LLC Tranche B, term loan 3 month U.S. LIBOR + 4.750% 7.1434% 11/3/25 (b)(f)		3,530	3,261
Forbes Energy Services LLC Tranche B, term loan 14% 4/13/21 (b)(e)		1,441	1,452
			4,713
Oil, Gas & Consumable Fuels - 0.6%
BCP Raptor LLC Tranche B, term loan 3 month U.S. LIBOR + 4.250% 6.869% 6/22/24 (b)(f)		5,353	4,985
California Resources Corp.:
Tranche 1LN, term loan 3 month U.S. LIBOR + 10.375% 12.8974% 12/31/21 (b)(f)		59,735	58,391
Tranche B, term loan 3 month U.S. LIBOR + 4.750% 7.2563% 12/31/22 (b)(f)		24,270	23,461
			86,837

TOTAL ENERGY			91,550

FINANCIALS - 0.1%
Diversified Financial Services - 0.1%
RegionalCare Hospital Partners Holdings, Inc. Tranche B, term loan 3 month U.S. LIBOR + 4.500% 7.129% 11/16/25 (b)(f)		18,055	17,085
Insurance - 0.0%
HUB International Ltd. Tranche B, term loan 3 month U.S. LIBOR + 2.750% 5.2399% 4/25/25 (b)(f)		3,204	3,019

TOTAL FINANCIALS			20,104

HEALTH CARE - 0.0%
Pharmaceuticals - 0.0%
Valeant Pharmaceuticals International, Inc. Tranche B, term loan 3 month U.S. LIBOR + 3.000% 5.3789% 6/1/25 (b)(f)		1,314	1,252
INDUSTRIALS - 0.0%
Construction & Engineering - 0.0%
Traverse Midstream Partners Ll Tranche B, term loan 3 month U.S. LIBOR + 4.000% 6.6% 9/27/24 (b)(f)		1,795	1,719
INFORMATION TECHNOLOGY - 0.7%
Internet Software & Services - 0.1%
McAfee LLC Tranche B, term loan:
3 month U.S. LIBOR + 3.750% 6.2724% 9/29/24 (b)(f)		2,793	2,710
3 month U.S. LIBOR + 8.500% 11.0056% 9/29/25 (b)(f)		15,505	15,350
			18,060
IT Services - 0.1%
Web.com Group, Inc.:
2LN, term loan 3 month U.S. LIBOR + 7.750% 10.1704% 10/11/26 (b)(f)		6,338	6,259
Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.750% 6.1704% 10/11/25 (b)(f)		7,235	6,946
			13,205
Software - 0.5%
Almonde, Inc.:
Tranche 2LN, term loan 3 month U.S. LIBOR + 7.250% 10.053% 6/13/25 (b)(f)		20,456	18,776
Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.500% 6.303% 6/13/24 (b)(f)		8,663	8,050
Boxer Parent Co., Inc. Tranche B, term loan 3 month U.S. LIBOR + 4.250% 7.053% 10/2/25 (b)(f)		12,425	11,955
Digicert Holdings, Inc. Tranche B, term loan:
3 month U.S. LIBOR + 4.000% 6.5224% 10/31/24 (b)(f)		10,428	10,185
3 month U.S. LIBOR + 8.000% 10.5224% 10/31/25 (b)(f)		8,080	7,811
Kronos, Inc. 2LN, term loan 3 month U.S. LIBOR + 8.250% 10.791% 11/1/24 (b)(f)		13,470	13,276
Landesk Group, Inc. term loan:
3 month U.S. LIBOR + 4.250% 6.6% 1/20/24 (b)(f)		2,011	1,948
3 month U.S. LIBOR + 9.000% 11.35% 1/20/25 (b)(f)		6,500	6,175
Vertafore, Inc. Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.250% 6.053% 7/2/25 (b)(f)		2,090	1,981
			80,157

TOTAL INFORMATION TECHNOLOGY			111,422

MATERIALS - 0.2%
Containers & Packaging - 0.1%
Flex Acquisition Co., Inc. Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.250% 5.5992% 6/29/25 (b)(f)		10,269	9,699
Metals & Mining - 0.1%
Murray Energy Corp. Tranche B 2LN, term loan 3 month U.S. LIBOR + 7.250% 9.7766% 10/17/22 (b)(f)		15,056	12,684

TOTAL MATERIALS			22,383

TOTAL BANK LOAN OBLIGATIONS
(Cost $264,253)			252,061
		Shares	Value (000s)

Fixed-Income Funds - 9.0%
Fidelity Floating Rate Central Fund (t)		14,531,021	1,430,579
iShares JPMorgan USD Emerging Markets Bond ETF		269,937	28,049
TOTAL FIXED-INCOME FUNDS
(Cost $1,546,947)			1,458,628
		Principal Amount (000s)(a)	Value (000s)

Preferred Securities - 5.1%
COMMUNICATION SERVICES - 0.0%
Diversified Telecommunication Services - 0.0%
Colombia Telecomunicaciones SA 8.5% (b)(c)(g)		5,230	5,488
CONSUMER DISCRETIONARY - 0.1%
Automobiles - 0.1%
Volkswagen International Finance NV 4.625% (Reg. S) (b)(f)(g)	EUR	20,800	22,849
CONSUMER STAPLES - 0.1%
Food Products - 0.1%
Cosan Overseas Ltd. 8.25% (g)		19,675	20,074
ENERGY - 0.5%
Oil, Gas & Consumable Fuels - 0.5%
Andeavor Logistics LP 6.875% (b)(g)		18,000	16,404
DCP Midstream Partners LP 7.375% (b)(g)		8,965	8,010
Energy Transfer Partners LP:
6.25% (b)(g)		40,712	35,032
6.625% (b)(g)		15,640	13,294
Summit Midstream Partners LP 9.5% (b)(g)		8,965	8,467
			81,207
FINANCIALS - 4.1%
Banks - 3.3%
Alfa Bond Issuance PLC 8% (Reg. S) (b)(g)		10,312	9,310
Banco Do Brasil SA 9% (b)(c)(g)		18,895	19,270
Banco Mercantil del Norte SA 7.625% (b)(c)(g)		5,785	5,701
Bank of America Corp.:
5.125% (b)(g)		20,515	20,097
5.2% (b)(g)		48,090	46,519
5.875% (b)(g)		60,475	56,118
6.25% (b)(g)		18,480	18,635
Barclays PLC 7.75% (b)(g)		17,980	17,361
Citigroup, Inc.:
5.8% (b)(g)		16,945	16,607
5.9% (b)(g)		25,875	24,692
5.95% (b)(g)		46,925	44,000
6.25% (b)(g)		12,015	11,790
6.3% (b)(g)		4,120	3,834
Credit Agricole SA 7.875% (b)(c)(g)		5,065	5,068
Huntington Bancshares, Inc. 5.7% (b)(g)		7,660	6,891
Itau Unibanco Holding SA 6.125% (b)(c)(g)		7,555	7,108
JPMorgan Chase & Co.:
5% (b)(g)		24,745	24,498
5.3% (b)(g)		12,280	12,236
6% (b)(g)		54,840	54,974
6.125% (b)(g)		12,865	12,905
6.75% (b)(g)		6,270	6,654
Royal Bank of Scotland Group PLC 8.625% (b)(g)		26,526	27,467
Tinkoff Credit Systems 9.25% (Reg. S) (b)(g)		7,220	7,136
Wells Fargo & Co.:
5.875% (b)(g)		36,775	36,451
5.9% (b)(g)		46,445	44,378
			539,700
Capital Markets - 0.6%
Credit Suisse Group AG 7.5% (b)(c)(g)		22,720	22,935
Goldman Sachs Group, Inc.:
5% (b)(g)		32,374	27,528
5.375% (b)(g)		22,175	21,598
5.7% (b)(g)		26,133	25,696
			97,757
Insurance - 0.2%
MAPFRE SA 4.375% 3/31/47 (Reg. S) (b)	EUR	17,700	21,367

TOTAL FINANCIALS			658,824

INDUSTRIALS - 0.0%
Construction & Engineering - 0.0%
Odebrecht Finance Ltd.:
7.5% (c)(g)		22,515	3,349
7.5% (Reg. S) (g)		500	74
			3,423
REAL ESTATE - 0.3%
Equity Real Estate Investment Trusts (REITs) - 0.3%
Unibail-Rodamco 2.125% (Reg. S) (b)(g)	EUR	36,000	39,131
TOTAL PREFERRED SECURITIES
(Cost $892,882)			830,996
		Shares	Value (000s)

Money Market Funds - 6.9%
Fidelity Cash Central Fund, 2.42% (u)		1,100,695,418	1,100,916
Fidelity Securities Lending Cash Central Fund 2.41% (u)(v)		12,550,402	12,552
TOTAL MONEY MARKET FUNDS
(Cost $1,113,424)			1,113,468

Purchased Swaptions - 0.0%
	Expiration Date	Notional Amount (000s)	Value (000s)
Put Options - 0.0%
Option on an interest rate swap with Goldman Sachs Bank U.S.A. to pay semi-annually a fixed rate of 2.495% and receive quarterly a floating rate based on 3-month LIBOR, expiring October 2027	10/5/20	38,200	$1,210
Option on an interest rate swap with Goldman Sachs Bank U.S.A. to pay semi-annually a fixed rate of 2.7875% and receive quarterly a floating rate based on 3-month LIBOR, expiring January 2028	1/25/21	22,300	561
Option on an interest rate swap with JPMorgan Chase Bank NA to pay semi-annually a fixed rate of 2.5340% and receive quarterly a floating rate based on 3-month LIBOR, expiring December 2027	12/8/20	18,200	581
Option on an interest rate swap with JPMorgan Chase Bank NA to pay semi-annually a fixed rate of 2.5575% and receive quarterly a floating rate based on 3-month LIBOR, expiring October 2027	10/6/20	19,400	572

TOTAL PUT OPTIONS			2,924

Call Options - 0.0%
Option on an interest rate swap with Goldman Sachs Bank U.S.A. to receive semi-annually a fixed rate of 2.495% and pay quarterly a floating rate based on 3-month LIBOR, expiring October 2027	10/5/20	38,200	798
Option on an interest rate swap with Goldman Sachs Bank U.S.A. to receive semi-annually a fixed rate of 2.7875% and pay quarterly a floating rate based on 3-month LIBOR, expiring January 2028	1/25/21	22,300	691
Option on an interest rate swap with JPMorgan Chase Bank NA to receive semi-annually a fixed rate of 2.5340% and pay quarterly a floating rate based on 3-month LIBOR, expiring December 2027	12/8/20	18,200	416
Option on an interest rate swap with JPMorgan Chase Bank NA to receive semi-annually a fixed rate of 2.5575% and pay quarterly a floating rate based on 3-month LIBOR, expiring October 2027	10/6/20	19,400	438

TOTAL CALL OPTIONS			2,343

TOTAL PURCHASED SWAPTIONS
(Cost $6,254)			5,267
TOTAL INVESTMENT IN SECURITIES - 100.3%
(Cost $16,749,976)			16,249,887
NET OTHER ASSETS (LIABILITIES) - (0.3)%			(45,275)
NET ASSETS - 100%			$16,204,612

TBA Sale Commitments
	Principal Amount (000s)	Value (000s)
Fannie Mae
3% 1/1/49	$(25,000)	$(24,393)
3% 1/1/49	(18,475)	(18,026)
3% 1/1/49	(18,475)	(18,026)
3.5% 1/1/49	(8,900)	(8,898)
3.5% 1/1/49	(1,600)	(1,599)
3.5% 1/1/49	(400)	(400)
3.5% 1/1/49	(1,400)	(1,399)
3.5% 1/1/49	(1,400)	(1,399)
4.5% 1/1/49	(3,200)	(3,313)
4.5% 1/1/49	(1,900)	(1,967)
4.5% 1/1/49	(1,900)	(1,967)
4.5% 1/1/49	(1,275)	(1,319)
TOTAL TBA SALE COMMITMENTS
(Proceeds $82,300)		$(82,706)

Futures Contracts
	Number of contracts	Expiration Date	Notional Amount (000s)	Value (000s)	Unrealized Appreciation/(Depreciation) (000s)
Purchased
Treasury Contracts
CBOT 10-Year U.S. Treasury Note Contracts (United States)	3,254	March 2019	$397,039	$9,373	$9,373
CBOT 2-Year U.S. Treasury Note Contracts (United States)	468	March 2019	99,362	672	672
CBOT 5-Year U.S. Treasury Note Contracts (United States)	1,500	March 2019	172,031	2,927	2,927
CBOT Long Term U.S. Treasury Bond Contracts (United States)	1,080	March 2019	157,680	7,136	7,136
CBOT Ultra Long Term U.S. Treasury Bond Contracts (United States)	359	March 2019	57,676	2,944	2,944

TOTAL PURCHASED					23,052

Sold
Treasury Contracts
CBOT Long Term U.S. Treasury Bond Contracts (United States)	43	March 2019	6,278	(304)	(304)
CBOT Ultra 10-Year U.S. Treasury Note Contracts (United States)	713	March 2019	92,746	(3,021)	(3,021)

TOTAL SOLD					(3,325)

TOTAL FUTURES CONTRACTS					$19,727

The notional amount of futures purchased as a percentage of Net Assets is 5.5%

The notional amount of futures sold as a percentage of Net Assets is 0.6%

Swaps

Payment Received	Payment Frequency	Payment Paid	Payment Frequency	Clearinghouse / Counterparty(1)	Maturity Date	Notional Amount (000s)	Value (000s)	Upfront Premium Received/(Paid) (000s)(2)	Unrealized Appreciation/(Depreciation) (000s)
Interest Rate Swaps
2.75%	Semi - annual	3-month LIBOR(3)	Quarterly	LCH	Mar. 2026	$32,630	$342	$0	$342

 (1) Swaps with LCH Clearnet Group (LCH) are centrally cleared over-the-counter (OTC) swaps.

 (2) Any premiums for centrally cleared over-the-counter (OTC) swaps are recorded periodically throughout the term of the swap to variation margin and included in unrealized appreciation (depreciation).

 (3) Represents floating rate.

Currency Abbreviations

AUD – Australian dollar

BRL – Brazilian real

CAD – Canadian dollar

CHF – Swiss franc

DKK – Danish krone

EUR – European Monetary Unit

GBP – British pound

HKD – Hong Kong dollar

INR – Indian rupee

JPY – Japanese yen

MXN – Mexican peso

MYR – Malyasian ringgit

NOK – Norwegian krone

NZD – New Zealand dollar

RON – Romanian leu

RUB – Russian ruble

SEK – Swedish krona

SGD – Singapore dollar

ZAR – South African rand

Security Type Abbreviations

ETF – Exchange-Traded Fund

Security Type Abbreviations

Values shown as $0 in the Schedule of Investments may reflect amounts less than $500.

Amounts shown as 0 in the Schedule of Investments may represent less than 1 share.

Percentages shown as 0.0% in the Schedule of Investments may reflect amounts less than 0.05%.

Legend

 (a) Amount is stated in United States dollars unless otherwise noted.

 (b) Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.

 (c) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $3,472,665,000 or 21.4% of net assets.

 (d) Non-income producing - Security is in default.

 (e) Level 3 security

 (f) Coupon is indexed to a floating interest rate which may be multiplied by a specified factor and/or subject to caps or floors.

 (g) Security is perpetual in nature with no stated maturity date.

 (h) Security initially issued at one coupon which converts to a higher coupon at a specified date. The rate shown is the rate at period end.

 (i) Security or a portion of the security was pledged to cover margin requirements for futures contracts. At period end, the value of securities pledged amounted to $6,416,000.

 (j) Security or a portion of the security has been segregated as collateral for open options. At period end, the value of securities pledged amounted to $845,000.

 (k) Security or a portion of the security was pledged to cover margin requirements for centrally cleared OTC swaps. At period end, the value of securities pledged amounted to $1,132,000.

 (l) Security or a portion of the security purchased on a delayed delivery or when-issued basis.

 (m) Represents an investment in an underlying pool of reverse mortgages which typically do not require regular principal and interest payments as repayment is deferred until a maturity event.

 (n) Security represents right to receive monthly interest payments on an underlying pool of mortgages or assets. Principal shown is the outstanding par amount of the pool as of the end of the period.

 (o) Coupon is inversely indexed to a floating interest rate multiplied by a specified factor. The price may be considerably more volatile than the price of a comparable fixed rate security.

 (p) Quantity represents share amount.

 (q) Non-income producing

 (r) Restricted securities - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $71,000 or 0.0% of net assets.

 (s) Security or a portion of the security is on loan at period end.

 (t) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. A complete unaudited schedule of portfolio holdings for each Fidelity Central Fund is filed with the SEC for the first and third quarters of each fiscal year on Form N-Q and is available upon request or at the SEC's website at www.sec.gov. An unaudited holdings listing for the Fund, which presents direct holdings as well as the pro-rata share of securities and other investments held indirectly through its investment in underlying non-money market Fidelity Central Funds, is available at fidelity.com and/or institutional.fidelity.com, as applicable. In addition, each Fidelity Central Fund's financial statements, which are not covered by the Fund's Report of Independent Registered Public Accounting Firm, are available on the SEC's website or upon request.

 (u) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements, which are not covered by the Fund's Report of Independent Registered Public Accounting Firm, are available on the SEC's website or upon request.

 (v) Investment made with cash collateral received from securities on loan.

Additional information on each restricted holding is as follows:

Security	Acquisition Date	Acquisition Cost (000s)
Houghton Mifflin Harcourt Co. warrants 6/22/19	6/22/12	$62
Tricer Holdco SCA	10/16/09 - 12/30/17	$6,909
Tricer Holdco SCA Class A1	10/16/09 - 10/29/09	$1,100
Tricer Holdco SCA Class A2	10/16/09 - 10/29/09	$1,100
Tricer Holdco SCA Class A3	10/16/09 - 10/29/09	$1,100
Tricer Holdco SCA Class A4	10/16/09 - 10/29/09	$1,100
Tricer Holdco SCA Class A5	10/16/09 - 10/29/09	$1,100
Tricer Holdco SCA Class A6	10/16/09 - 10/29/09	$1,100
Tricer Holdco SCA Class A7	10/16/09 - 10/29/09	$1,100
Tricer Holdco SCA Class A8	10/16/09 - 10/29/09	$1,100
Tricer Holdco SCA Class A9	10/16/09 - 10/29/09	$1,100

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
(Amounts in thousands)
Fidelity Cash Central Fund	$18,201
Fidelity Floating Rate Central Fund	73,513
Fidelity Securities Lending Cash Central Fund	24
Total	$91,738

Amounts in the income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line-item in the Statement of Operations if applicable.

Fiscal year to date information regarding the Fund’s investments in non-Money Market Central Funds, including the ownership percentage, is presented below.

Fund (Amounts in thousands)	Value, beginning of period	Purchases	Sales Proceeds	Realized Gain/Loss	Change in Unrealized appreciation (depreciation)	Value, end of period	% ownership, end of period
Fidelity Floating Rate Central Fund	$641,135	$1,102,050	$235,930	$(2,304)	$(74,372)	$1,430,579	71.6%
Total	$641,135	$1,102,050	$235,930	$(2,304)	$(74,372)	$1,430,579

Investment Valuation

The following is a summary of the inputs used, as of December 31, 2018, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

	Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
(Amounts in thousands)
Investments in Securities:
Equities:
Communication Services	$125,265	$125,265	$--	$--
Consumer Discretionary	124,412	113,276	1	11,135
Consumer Staples	29,378	23,619	--	5,759
Energy	21,053	21,053	--	--
Financials	34,297	34,297	--	--
Health Care	46,804	46,597	--	207
Industrials	85,093	83,597	14	1,482
Information Technology	224,793	224,793	--	--
Materials	39,114	37,496	--	1,618
Utilities	32,960	32,960	--	--
Corporate Bonds	5,397,042	--	5,395,461	1,581
U.S. Government and Government Agency Obligations	2,649,871	--	2,649,871	--
U.S. Government Agency - Mortgage Securities	311,829	--	311,829	--
Asset-Backed Securities	121,422	--	121,422	--
Collateralized Mortgage Obligations	573,332	--	573,332	--
Commercial Mortgage Securities	392,103	--	392,103	--
Foreign Government and Government Agency Obligations	2,375,056	--	2,374,146	910
Supranational Obligations	5,643	--	5,643	--
Bank Loan Obligations	252,061	--	250,609	1,452
Fixed-Income Funds	1,458,628	1,458,628	--	--
Preferred Securities	830,996	--	830,996	--
Money Market Funds	1,113,468	1,113,468	--	--
Purchased Swaptions	5,267	--	5,267	--
Total Investments in Securities:	$16,249,887	$3,315,049	$12,910,694	$24,144
Derivative Instruments:
Assets
Futures Contracts	$23,052	$23,052	$--	$--
Swaps	342	--	342	--
Total Assets	$23,394	$23,052	$342	$--
Liabilities
Futures Contracts	$(3,325)	$(3,325)	$--	$--
Total Liabilities	$(3,325)	$(3,325)	$--	$--
Total Derivative Instruments:	$20,069	$19,727	$342	$--
Other Financial Instruments:
TBA Sale Commitments	$(82,706)	$--	$(82,706)	$--
Total Other Financial Instruments:	$(82,706)	$--	$(82,706)	$--

Value of Derivative Instruments

The following table is a summary of the Fund's value of derivative instruments by primary risk exposure as of December 31, 2018. For additional information on derivative instruments, please refer to the Derivative Instruments section in the accompanying Notes to Financial Statements.

Primary Risk Exposure / Derivative Type	Value
	Asset	Liability
(Amounts in thousands)
Interest Rate Risk
Futures Contracts(a)	$23,052	$(3,325)
Purchased Swaptions(b)	5,267	0
Swaps(c)	342	0
Total Value of Derivatives	$28,661	$(3,325)

 (a) Reflects gross cumulative appreciation (depreciation) on futures contracts as presented in the Schedule of Investments. In the Statement of Assets and Liabilities, the period end daily variation margin is included in receivable or payable for daily variation margin on futures contracts, and the net cumulative appreciation (depreciation) is included in net unrealized appreciation (depreciation).

 (b) Gross value is included in the Statement of Assets and Liabilities in the investments, at value line-item.

 (c) For centrally cleared over-the-counter (OTC) swaps, reflects gross cumulative appreciation (depreciation) as presented in the Schedule of Investments. In the Statement of Assets and Liabilities, the period end daily variation margin for centrally cleared OTC swaps is included in receivable or payable for daily variation margin on centrally cleared OTC swaps, and the net cumulative appreciation (depreciation) for centrally cleared OTC swaps is included in net unrealized appreciation (depreciation).

Other Information

Distribution of investments by country or territory of incorporation, as a percentage of Total Net Assets, is as follows (Unaudited):

United States of America	68.5%
United Kingdom	3.4%
Canada	3.1%
Japan	2.3%
Argentina	1.9%
Italy	1.7%
Luxembourg	1.7%
Cayman Islands	1.6%
Netherlands	1.5%
Germany	1.4%
France	1.3%
Others (Individually Less Than 1%)	11.6%
100.0%

The information in the above tables is based on the combined investments of the fund and its pro-rata share of the investments of Fidelity's Fixed-Income Central Funds

See accompanying notes which are an integral part of the financial statements.

Financial Statements

Statement of Assets and Liabilities

Amounts in thousands (except per-share amounts)		December 31, 2018
Assets
Investment in securities, at value (including securities loaned of $12,345) — See accompanying schedule: Unaffiliated issuers (cost $14,118,007)	$13,705,840
Fidelity Central Funds (cost $2,631,969)	2,544,047
Total Investment in Securities (cost $16,749,976)		$16,249,887
Cash		11,201
Foreign currency held at value (cost $188)		182
Receivable for TBA sale commitments		82,300
Receivable for fund shares sold		19,537
Dividends receivable		872
Interest receivable		141,118
Distributions receivable from Fidelity Central Funds		2,413
Receivable for daily variation margin on futures contracts		2,077
Receivable for daily variation margin on centrally cleared OTC swaps		51
Prepaid expenses		26
Other receivables		172
Total assets		16,509,836
Liabilities
Payable for investments purchased
Regular delivery	$21,996
Delayed delivery	121,961
TBA sale commitments, at value	82,706
Payable for fund shares redeemed	47,613
Distributions payable	6,349
Accrued management fee	7,687
Distribution and service plan fees payable	1,352
Other affiliated payables	2,120
Other payables and accrued expenses	888
Collateral on securities loaned	12,552
Total liabilities		305,224
Net Assets		$16,204,612
Net Assets consist of:
Paid in capital		$16,680,819
Total distributable earnings (loss)		(476,207)
Net Assets		$16,204,612
Net Asset Value and Maximum Offering Price
Class A:
Net Asset Value and redemption price per share ($1,630,507 ÷ 141,078 shares)		$11.56
Maximum offering price per share (100/96.00 of $11.56)		$12.04
Class M:
Net Asset Value and redemption price per share ($754,775 ÷ 65,340 shares)		$11.55
Maximum offering price per share (100/96.00 of $11.55)		$12.03
Class C:
Net Asset Value and offering price per share ($1,006,311 ÷ 87,298 shares)(a)		$11.53
Fidelity Strategic Income Fund:
Net Asset Value, offering price and redemption price per share ($7,816,854 ÷ 667,218 shares)		$11.72
Class I:
Net Asset Value, offering price and redemption price per share ($4,830,563 ÷ 412,278 shares)		$11.72
Class Z:
Net Asset Value, offering price and redemption price per share ($165,602 ÷ 14,128 shares)		$11.72

 (a) Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

See accompanying notes which are an integral part of the financial statements.

Statement of Operations

Amounts in thousands		Year ended December 31, 2018
Investment Income
Dividends		$50,460
Interest		514,330
Income from Fidelity Central Funds		91,738
Total income		656,528
Expenses
Management fee	$82,238
Transfer agent fees	20,957
Distribution and service plan fees	18,364
Accounting and security lending fees	1,769
Custodian fees and expenses	389
Independent trustees' fees and expenses	68
Registration fees	1,001
Audit	134
Legal	(740)
Miscellaneous	103
Total expenses before reductions	124,283
Expense reductions	(168)
Total expenses after reductions		124,115
Net investment income (loss)		532,413
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	(64,451)
Fidelity Central Funds	(2,324)
Foreign currency transactions	(1,542)
Futures contracts	(1,952)
Swaps	226
Written options	340
Total net realized gain (loss)		(69,703)
Change in net unrealized appreciation (depreciation) on:
Investment securities:
Unaffiliated issuers	(844,133)
Fidelity Central Funds	(74,352)
Assets and liabilities in foreign currencies	(177)
Futures contracts	19,336
Swaps	235
Written Options	163
Delayed delivery commitments	(406)
Total change in net unrealized appreciation (depreciation)		(899,334)
Net gain (loss)		(969,037)
Net increase (decrease) in net assets resulting from operations		$(436,624)

See accompanying notes which are an integral part of the financial statements.

Statement of Changes in Net Assets

Amounts in thousands	Year ended December 31, 2018	Year ended December 31, 2017
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$532,413	$282,285
Net realized gain (loss)	(69,703)	109,894
Change in net unrealized appreciation (depreciation)	(899,334)	254,319
Net increase (decrease) in net assets resulting from operations	(436,624)	646,498
Distributions to shareholders	(525,355)	–
Distributions to shareholders from net investment income	–	(271,567)
Distributions to shareholders from net realized gain	–	(74,918)
Total distributions	(525,355)	(346,485)
Share transactions - net increase (decrease)	8,040,478	558,230
Total increase (decrease) in net assets	7,078,499	858,243
Net Assets
Beginning of period	9,126,113	8,267,870
End of period	$16,204,612	$9,126,113
Other Information
Undistributed net investment income end of period		$29,431

See accompanying notes which are an integral part of the financial statements.

Financial Highlights

Fidelity Advisor Strategic Income Fund Class A

Years ended December 31,	2018	2017	2016	2015	2014
Selected Per–Share Data
Net asset value, beginning of period	$12.32	$11.88	$11.32	$11.92	$12.10
Income from Investment Operations
Net investment income (loss)A	.424	.399	.428	.420	.422
Net realized and unrealized gain (loss)	(.780)	.526	.516	(.629)	.005
Total from investment operations	(.356)	.925	.944	(.209)	.427
Distributions from net investment income	(.392)	(.382)	(.384)	(.307)	(.419)
Distributions from net realized gain	(.012)	(.103)	–	(.007)	(.188)
Tax return of capital	–	–	–	(.077)	–
Total distributions	(.404)	(.485)	(.384)	(.391)	(.607)
Net asset value, end of period	$11.56	$12.32	$11.88	$11.32	$11.92
Total ReturnB,C	(2.95)%	7.87%	8.42%	(1.84)%	3.52%
Ratios to Average Net AssetsD,E
Expenses before reductions	.98%	1.00%	1.01%	1.00%	.99%
Expenses net of fee waivers, if any	.98%	.99%	1.01%	1.00%	.99%
Expenses net of all reductions	.98%	.99%	1.01%	1.00%	.99%
Net investment income (loss)	3.52%	3.24%	3.64%	3.55%	3.42%
Supplemental Data
Net assets, end of period (in millions)	$1,631	$1,921	$3,098	$3,274	$3,794
Portfolio turnover rateF	113%G	123%	76%	88%	121%

 A Calculated based on average shares outstanding during the period.

 B Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 C Total returns do not include the effect of the sales charges.

 D Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. Based on their most recent shareholder report date, the expenses of any underlying non-money market Fidelity Central Funds were less than .005%.

 E Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 F Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

 G The portfolio turnover rate does not include the assets acquired in the merger.

See accompanying notes which are an integral part of the financial statements.

Fidelity Advisor Strategic Income Fund Class M

Years ended December 31,	2018	2017	2016	2015	2014
Selected Per–Share Data
Net asset value, beginning of period	$12.31	$11.88	$11.31	$11.92	$12.10
Income from Investment Operations
Net investment income (loss)A	.424	.398	.428	.420	.422
Net realized and unrealized gain (loss)	(.779)	.517	.526	(.639)	.006
Total from investment operations	(.355)	.915	.954	(.219)	.428
Distributions from net investment income	(.393)	(.382)	(.384)	(.307)	(.420)
Distributions from net realized gain	(.012)	(.103)	–	(.007)	(.188)
Tax return of capital	–	–	–	(.077)	–
Total distributions	(.405)	(.485)	(.384)	(.391)	(.608)
Net asset value, end of period	$11.55	$12.31	$11.88	$11.31	$11.92
Total ReturnB,C	(2.95)%	7.78%	8.52%	(1.93)%	3.52%
Ratios to Average Net AssetsD,E
Expenses before reductions	.98%	.99%	1.01%	1.00%	.99%
Expenses net of fee waivers, if any	.97%	.99%	1.00%	1.00%	.99%
Expenses net of all reductions	.97%	.99%	1.00%	1.00%	.99%
Net investment income (loss)	3.52%	3.24%	3.64%	3.55%	3.42%
Supplemental Data
Net assets, end of period (in millions)	$755	$864	$967	$1,008	$1,179
Portfolio turnover rateF	113%G	123%	76%	88%	121%

 A Calculated based on average shares outstanding during the period.

 B Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 C Total returns do not include the effect of the sales charges.

 D Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. Based on their most recent shareholder report date, the expenses of any underlying non-money market Fidelity Central Funds were less than .005%.

 E Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 F Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

 G The portfolio turnover rate does not include the assets acquired in the merger.

See accompanying notes which are an integral part of the financial statements.

Fidelity Advisor Strategic Income Fund Class C

Years ended December 31,	2018	2017	2016	2015	2014
Selected Per–Share Data
Net asset value, beginning of period	$12.28	$11.85	$11.29	$11.89	$12.07
Income from Investment Operations
Net investment income (loss)A	.334	.305	.339	.331	.329
Net realized and unrealized gain (loss)	(.770)	.518	.516	(.629)	.007
Total from investment operations	(.436)	.823	.855	(.298)	.336
Distributions from net investment income	(.302)	(.290)	(.295)	(.236)	(.328)
Distributions from net realized gain	(.012)	(.103)	–	(.007)	(.188)
Tax return of capital	–	–	–	(.059)	–
Total distributions	(.314)	(.393)	(.295)	(.302)	(.516)
Net asset value, end of period	$11.53	$12.28	$11.85	$11.29	$11.89
Total ReturnB,C	(3.60)%	7.00%	7.63%	(2.59)%	2.76%
Ratios to Average Net AssetsD,E
Expenses before reductions	1.72%	1.74%	1.75%	1.75%	1.73%
Expenses net of fee waivers, if any	1.72%	1.74%	1.75%	1.75%	1.73%
Expenses net of all reductions	1.72%	1.74%	1.75%	1.75%	1.73%
Net investment income (loss)	2.78%	2.50%	2.90%	2.80%	2.67%
Supplemental Data
Net assets, end of period (in millions)	$1,006	$1,302	$1,376	$1,429	$1,664
Portfolio turnover rateF	113%G	123%	76%	88%	121%

 A Calculated based on average shares outstanding during the period.

 B Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 C Total returns do not include the effect of the contingent deferred sales charge.

 D Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. Based on their most recent shareholder report date, the expenses of any underlying non-money market Fidelity Central Funds were less than .005%.

 E Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 F Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

 G The portfolio turnover rate does not include the assets acquired in the merger.

See accompanying notes which are an integral part of the financial statements.

Fidelity Strategic Income Fund

Year ended December 31,	2018 A
Selected Per–Share Data
Net asset value, beginning of period	$12.38
Income from Investment Operations
Net investment income (loss)B	.314
Net realized and unrealized gain (loss)	(.657)
Total from investment operations	(.343)
Distributions from net investment income	(.317)
Distributions from net realized gain	–
Total distributions	(.317)
Net asset value, end of period	$11.72
Total ReturnC,D	(2.78)%
Ratios to Average Net AssetsE,F
Expenses before reductions	.69%G
Expenses net of fee waivers, if any	.68%G
Expenses net of all reductions	.68%G
Net investment income (loss)	3.64%G
Supplemental Data
Net assets, end of period (in millions)	$7,817
Portfolio turnover rateH	113%I

 A For the period April 13, 2018 (commencement of sale of shares) to December 31, 2018.

 B Calculated based on average shares outstanding during the period.

 C Total returns for periods of less than one year are not annualized.

 D Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 E Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. Based on their most recent shareholder report date, the expenses of any underlying non-money market Fidelity Central Funds were less than .005%.

 F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 G Annualized

 H Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

 I The portfolio turnover rate does not include the assets acquired in the merger.

See accompanying notes which are an integral part of the financial statements.

Fidelity Advisor Strategic Income Fund Class I

Years ended December 31,	2018	2017	2016	2015	2014
Selected Per–Share Data
Net asset value, beginning of period	$12.49	$12.05	$11.47	$12.09	$12.26
Income from Investment Operations
Net investment income (loss)A	.458	.432	.463	.452	.455
Net realized and unrealized gain (loss)	(.789)	.528	.535	(.650)	.012
Total from investment operations	(.331)	.960	.998	(.198)	.467
Distributions from net investment income	(.427)	(.417)	(.418)	(.332)	(.449)
Distributions from net realized gain	(.012)	(.103)	–	(.007)	(.188)
Tax return of capital	–	–	–	(.083)	–
Total distributions	(.439)	(.520)	(.418)	(.422)	(.637)
Net asset value, end of period	$11.72	$12.49	$12.05	$11.47	$12.09
Total ReturnB	(2.71)%	8.06%	8.80%	(1.73)%	3.80%
Ratios to Average Net AssetsC,D
Expenses before reductions	.73%	.75%	.76%	.78%	.76%
Expenses net of fee waivers, if any	.73%	.74%	.76%	.78%	.76%
Expenses net of all reductions	.73%	.74%	.76%	.78%	.76%
Net investment income (loss)	3.76%	3.49%	3.89%	3.77%	3.65%
Supplemental Data
Net assets, end of period (in millions)	$4,831	$5,039	$2,827	$2,640	$2,682
Portfolio turnover rateE	113%F	123%	76%	88%	121%

 A Calculated based on average shares outstanding during the period.

 B Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 C Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. Based on their most recent shareholder report date, the expenses of any underlying non-money market Fidelity Central Funds were less than .005%.

 D Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 E Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

 F The portfolio turnover rate does not include the assets acquired in the merger.

See accompanying notes which are an integral part of the financial statements.

Fidelity Advisor Strategic Income Fund Class Z

Year ended December 31,	2018 A
Selected Per–Share Data
Net asset value, beginning of period	$12.17
Income from Investment Operations
Net investment income (loss)B	.119
Net realized and unrealized gain (loss)	(.437)
Total from investment operations	(.318)
Distributions from net investment income	(.132)
Distributions from net realized gain	–
Total distributions	(.132)
Net asset value, end of period	$11.72
Total ReturnC,D	(2.62)%
Ratios to Average Net AssetsE,F
Expenses before reductions	.62%G
Expenses net of fee waivers, if any	.62%G
Expenses net of all reductions	.62%G
Net investment income (loss)	3.95%G
Supplemental Data
Net assets, end of period (in millions)	$166
Portfolio turnover rateH	113%I

 A For the period October 2, 2018 (commencement of sale of shares) to December 31, 2018.

 B Calculated based on average shares outstanding during the period.

 C Total returns for periods of less than one year are not annualized.

 D Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 E Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. Based on their most recent shareholder report date, the expenses of any underlying non-money market Fidelity Central Funds were less than .005%.

 F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 G Annualized

 H Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

 I The portfolio turnover rate does not include the assets acquired in the merger.

See accompanying notes which are an integral part of the financial statements.

Notes to Financial Statements

For the period ended December 31, 2018
(Amounts in thousands except percentages)

1. Organization.

Fidelity Advisor Strategic Income Fund (the Fund) is a fund of Fidelity Advisor Series II (the Trust) and is authorized to issue an unlimited number of shares. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. The Fund commenced sale of Fidelity Strategic Income Fund shares on April 13, 2018 and Class Z shares on October 2, 2018. The Fund offers Class A, Class M, Class C, Fidelity Strategic Income Fund, Class I and Class Z shares, each of which has equal rights as to assets and voting privileges. Each class has exclusive voting rights with respect to matters that affect that class. The Fund's investments in emerging markets can be subject to social, economic, regulatory, and political uncertainties and can be extremely volatile.

2. Investments in Fidelity Central Funds.

The Fund invests in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by the investment adviser and its affiliates. The Fund's Schedule of Investments lists each of the Fidelity Central Funds held as of period end, if any, as an investment of the Fund, but does not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, the Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

Based on its investment objective, each Fidelity Central Fund may invest or participate in various investment vehicles or strategies that are similar to those of the Fund. These strategies are consistent with the investment objectives of the Fund and may involve certain economic risks which may cause a decline in value of each of the Fidelity Central Funds and thus a decline in the value of the Fund. The Money Market Central Funds seek preservation of capital and current income and are managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of the investment adviser. Annualized expenses of the Money Market Central Funds as of their most recent shareholder report date are less than .005%. The following summarizes the Fund's investment in each non-money market Fidelity Central Fund.

Fidelity Central Fund	Investment Manager	Investment Objective	Investment Practices	Expense Ratio(a)
Fidelity Floating Rate Central Fund	FMR Co., Inc. (FMRC)	Seeks a high level of income by normally investing in floating rate loans and other floating rate securities.	Loans & Direct Debt Instruments Restricted Securities Swaps	Less than .005%

 (a) Expenses expressed as a percentage of average net assets and are as of each underlying Central Fund's most recent annual or semi-annual shareholder report.

An unaudited holdings listing for the Fund, which presents direct holdings as well as the pro-rata share of any securities and other investments held indirectly through its investment in underlying non-money market Fidelity Central Funds, is available at fidelity.com and/or institutional.fidelity.com, as applicable. A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission (the SEC) website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds which contain the significant accounting policies (including investment valuation policies) of those funds, which are not covered by the Fund's Report of Independent Registered Public Accounting Firm, are available on the SEC website or upon request.

3. Significant Accounting Policies.

The Fund is an investment company and applies the accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services – Investments Companies. The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

  Level 1 – quoted prices in active markets for identical investments
  Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
  Level 3 – unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows:

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. Corporate bonds, bank loan obligations, foreign government and government agency obligations, preferred securities, supranational obligations, and U.S. government and government agency obligations are valued by pricing vendors who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. Asset backed securities, collateralized mortgage obligations, commercial mortgage securities, and U.S. government agency mortgage securities are valued by pricing vendors who utilize matrix pricing which considers prepayment speed assumptions, attributes of the collateral, yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. Swaps are marked-to-market daily based on valuations from third party pricing vendors, registered derivatives clearing organizations (clearinghouses) or broker-supplied valuations. These pricing sources may utilize inputs such as interest rate curves, credit spread curves, default possibilities and recovery rates. When independent prices are unavailable or unreliable, debt securities and swaps may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. For foreign debt securities, when significant market or security specific events arise, valuations may be determined in good faith in accordance with procedures adopted by the Board. Debt securities and swaps are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances. The Fund invests a significant portion of its assets in below investment grade securities. The value of these securities can be more volatile due to changes in the credit quality of the issuer and is sensitive to changes in economic, market and regulatory conditions.

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. Utilizing these techniques may result in transfers between Level 1 and Level 2. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

ETFs are valued at their last sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day but the exchange reports a closing bid level, ETFs are valued at the closing bid and would be categorized as Level 1 in the hierarchy. In the event there was no closing bid, ETFs may be valued by another method that the Board believes reflects fair value in accordance with the Board's fair value pricing policies and may be categorized as Level 2 in the hierarchy.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy. Options traded over-the-counter are valued using vendor or broker-supplied valuations and are categorized as Level 2 in the hierarchy. Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy. Short-term securities with remaining maturities of sixty days or less may be valued at amortized cost, which approximates fair value, and are categorized as Level 2 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level as of December 31, 2018 is included at the end of the Fund's Schedule of Investments.

Foreign Currency. The Fund may use foreign currency contracts to facilitate transactions in foreign-denominated securities. Gains and losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rates at period end. Purchases and sales of investment securities, income and dividends received and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost and include proceeds received from litigation. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Income and capital gain distributions from Fidelity Central Funds, if any, are recorded on the ex-dividend date. Certain distributions received by the Fund represent a return of capital or capital gain. The Fund determines the components of these distributions subsequent to the ex-dividend date, based upon receipt of tax filings or other correspondence relating to the underlying investment. These distributions are recorded as a reduction of cost of investments and/or as a realized gain. Interest income is accrued as earned and includes coupon interest and amortization of premium and accretion of discount on debt securities as applicable. Paid in Kind (PIK) income is recorded at the fair market value of the securities received. The principal amount on inflation-indexed securities is periodically adjusted to the rate of inflation and interest is accrued based on the principal amount. The adjustments to principal due to inflation are reflected as increases or decreases to Interest in the accompanying Statement of Operations. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain. Debt obligations may be placed on non-accrual status and related interest income may be reduced by ceasing current accruals and writing off interest receivables when the collection of all or a portion of interest has become doubtful based on consistently applied procedures. A debt obligation is removed from non-accrual status when the issuer resumes interest payments or when collectability of interest is reasonably assured.

Class Allocations and Expenses. Investment income, realized and unrealized capital gains and losses, common expenses of the Fund, and certain fund-level expense reductions, if any, are allocated daily on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of the Fund. Each class differs with respect to transfer agent and distribution and service plan fees incurred. Certain expense reductions may also differ by class. For the reporting period, the allocated portion of income and expenses to each class as a percent of its average net assets may vary due to the timing of recording these transactions in relation to fluctuating net assets of the classes. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. As of December 31, 2018, the Fund did not have any unrecognized tax benefits in the financial statements; nor is the Fund aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. The Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction. Foreign taxes are provided for based on the Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests.

Distributions are declared and recorded daily and paid monthly from net investment income. Distributions from realized gains, if any, are declared and recorded on the ex-dividend date. Income and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to the defaulted bonds, futures contracts, swaps, foreign currency transactions, market discount, partnerships, deferred trustees compensation, capital loss carryforwards and losses deferred due to future transactions, wash sales and excise tax regulations.

As of period end, the cost and unrealized appreciation (depreciation) in securities, and derivatives if applicable, for federal income tax purposes were as follows:

Gross unrealized appreciation	$359,269
Gross unrealized depreciation	(810,721)
Net unrealized appreciation (depreciation)	$(451,452)
Tax Cost	$16,701,278

The tax-based components of distributable earnings as of period end were as follows:

Capital loss carryforward	$(10,495)
Net unrealized appreciation (depreciation) on securities and other investments	$(452,638)

Capital loss carryforwards are only available to offset future capital gains of the Fund to the extent provided by regulations and may be limited. Under the Regulated Investment Company Modernization Act of 2010 (the Act), the Fund is permitted to carry forward capital losses incurred in taxable years beginning after December 22, 2010 for an unlimited period and such capital losses are required to be used prior to any losses that expire. The capital loss carryforward information presented below, including any applicable limitation, is estimated as of fiscal period end and is subject to adjustment.

No expiration
Short-term	$(10,495)

The tax character of distributions paid was as follows:

	December 31, 2018	December 31, 2017
Ordinary Income	$525,355	$ 311,572
Long-term Capital Gains	–	34,913
Total	$525,355	$ 346,485

Delayed Delivery Transactions and When-Issued Securities. During the period, the Fund transacted in securities on a delayed delivery or when-issued basis. Payment and delivery may take place after the customary settlement period for that security. The price of the underlying securities and the date when the securities will be delivered and paid for are fixed at the time the transaction is negotiated. The securities purchased on a delayed delivery or when-issued basis are identified as such in the Fund's Schedule of Investments. The Fund may receive compensation for interest forgone in the purchase of a delayed delivery or when-issued security. With respect to purchase commitments, the Fund identifies securities as segregated in its records with a value at least equal to the amount of the commitment. Losses may arise due to changes in the value of the underlying securities or if the counterparty does not perform under the contract's terms, or if the issuer does not issue the securities due to political, economic, or other factors.

To-Be-Announced (TBA) Securities and Mortgage Dollar Rolls. During the period, the Fund transacted in TBA securities that involved buying or selling mortgage-backed securities (MBS) on a forward commitment basis. A TBA transaction typically does not designate the actual security to be delivered and only includes an approximate principal amount; however delivered securities must meet specified terms defined by industry guidelines, including issuer, rate and current principal amount outstanding on underlying mortgage pools. The Fund may enter into a TBA transaction with the intent to take possession of or deliver the underlying MBS, or the Fund may elect to extend the settlement by entering into either a mortgage or reverse mortgage dollar roll. Mortgage dollar rolls are transactions where a fund sells TBA securities and simultaneously agrees to repurchase MBS on a later date at a lower price and with the same counterparty. Reverse mortgage dollar rolls involve the purchase and simultaneous agreement to sell TBA securities on a later date at a lower price. Transactions in mortgage dollar rolls and reverse mortgage dollar rolls are accounted for as purchases and sales and may result in an increase to the Fund's portfolio turnover rate.

Purchases and sales of TBA securities involve risks similar to those discussed above for delayed delivery and when-issued securities. Also, if the counterparty in a mortgage dollar roll or a reverse mortgage dollar roll transaction files for bankruptcy or becomes insolvent, the Fund's right to repurchase or sell securities may be limited. Additionally, when a fund sells TBA securities without already owning or having the right to obtain the deliverable securities (an uncovered forward commitment to sell), it incurs a risk of loss because it could have to purchase the securities at a price that is higher than the price at which it sold them. A fund may be unable to purchase the deliverable securities if the corresponding market is illiquid.

TBA securities subject to a forward commitment to sell at period end are included at the end of the Fund's Schedule of Investments under the caption "TBA Sale Commitments." The proceeds and value of these commitments are reflected in the Fund's Statement of Assets and Liabilities as Receivable for TBA sale commitments and TBA sale commitments, at value, respectively.

Restricted Securities. The Fund may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities is included at the end of the Fund's Schedule of Investments.

Loans and Other Direct Debt Instruments. The Fund invests in direct debt instruments which are interests in amounts owed to lenders by corporate or other borrowers. These instruments may be in the form of loans, trade claims or other receivables and may include standby financing commitments such as revolving credit facilities that obligate the Fund to supply additional cash to the borrower on demand. Loans may be acquired through assignment or participation. The Fund did not have any unfunded loan commitments, which are contractual obligations for future funding, at period end.

New Rule Issuance. During August 2018, the U.S. Securities and Exchange Commission issued Final Rule Release No. 33-10532, Disclosure Update and Simplification. This Final Rule includes amendments specific to registered investment companies that are intended to eliminate overlap in disclosure requirements between Regulation S-X and GAAP. In accordance with these amendments, certain line-items in the Fund's financial statements have been combined or removed for the current period as outlined in the table below.

Financial Statement	Current Line-Item Presentation	Prior Line-Item Presentation
Statement of Assets and Liabilities	Total distributable earnings (loss)	Undistributed/Distributions in excess of/Accumulated net investment income (loss) Accumulated/Undistributed net realized gain (loss) Net unrealized appreciation (depreciation)
Statement of Changes in Net Assets	N/A - removed	Undistributed/Distributions in excess of/Accumulated net investment income (loss) end of period
Statement of Changes in Net Assets	Distributions to shareholders	Distributions to shareholders from net investment income Distributions to shareholders from net realized gain
Distributions to Shareholders Note to Financial Statements	Distributions to shareholders	Distributions to shareholders from net investment income Distributions to shareholders from net realized gain

4. Derivative Instruments.

Risk Exposures and the Use of Derivative Instruments. The Fund's investment objective allows the Fund to enter into various types of derivative contracts, including futures contracts, options, and swaps. Derivatives are investments whose value is primarily derived from underlying assets, indices or reference rates and may be transacted on an exchange or over-the-counter (OTC). Derivatives may involve a future commitment to buy or sell a specified asset based on specified terms, to exchange future cash flows at periodic intervals based on a notional principal amount, or for one party to make one or more payments upon the occurrence of specified events in exchange for periodic payments from the other party.

The Fund used derivatives to increase returns, to gain exposure to certain types of assets, and to manage exposure to certain risks as defined below. The success of any strategy involving derivatives depends on analysis of numerous economic factors, and if the strategies for investment do not work as intended, the Fund may not achieve its objectives.

The Fund's use of derivatives increased or decreased its exposure to the following risk:

Interest Rate Risk	Interest rate risk relates to the fluctuations in the value of interest-bearing securities due to changes in the prevailing levels of market interest rates.

The Fund is also exposed to additional risks from investing in derivatives, such as liquidity risk and counterparty credit risk. Liquidity risk is the risk that the Fund will be unable to close out the derivative in the open market in a timely manner. Counterparty credit risk is the risk that the counterparty will not be able to fulfill its obligation to the Fund. Derivative counterparty credit risk is managed through formal evaluation of the creditworthiness of all potential counterparties. On certain OTC derivatives such as options, the Fund attempts to reduce its exposure to counterparty credit risk by entering into an International Swaps and Derivatives Association, Inc. (ISDA) Master Agreement with each of its counterparties. The ISDA Master Agreement gives the Fund the right to terminate all transactions traded under such agreement upon the deterioration in the credit quality of the counterparty beyond specified levels. The ISDA Master Agreement gives each party the right, upon an event of default by the other party or a termination of the agreement, to close out all transactions traded under such agreement and to net amounts owed under each transaction to one net payable by one party to the other. To mitigate counterparty credit risk on bi-lateral OTC derivatives, the Fund receives collateral in the form of cash or securities once the Fund's net unrealized appreciation on outstanding derivative contracts under an ISDA Master Agreement exceeds certain applicable thresholds, subject to certain minimum transfer provisions. The collateral received is held in segregated accounts with the Fund's custodian bank in accordance with the collateral agreements entered into between the Fund, the counterparty and the Fund's custodian bank. The Fund could experience delays and costs in gaining access to the collateral even though it is held by the Fund's custodian bank. The Fund's maximum risk of loss from counterparty credit risk related to bi-lateral OTC derivatives is generally the aggregate unrealized appreciation and unpaid counterparty payments in excess of any collateral pledged by the counterparty to the Fund. For OTC written options with upfront premiums received, the Fund is obligated to perform and therefore does not have counterparty risk. For OTC written options with premiums to be received at a future date, the maximum risk of loss from counterparty credit risk is the amount of the premium in excess of any collateral pledged by the counterparty. The Fund may be required to pledge collateral for the benefit of the counterparties on bi-lateral OTC derivatives in an amount not less than each counterparty's unrealized appreciation on outstanding derivative contracts, subject to certain minimum transfer provisions, and any such pledged collateral is identified in the Schedule of Investments. Exchange-traded futures contracts are not covered by the ISDA Master Agreement; however counterparty credit risk related to exchange-traded futures contracts may be mitigated by the protection provided by the exchange on which they trade. Counterparty credit risk related to centrally cleared OTC swaps may be mitigated by the protection provided by the clearinghouse.

Investing in derivatives may involve greater risks than investing in the underlying assets directly and, to varying degrees, may involve risk of loss in excess of any initial investment and collateral received and amounts recognized in the Statement of Assets and Liabilities. In addition, there may be the risk that the change in value of the derivative contract does not correspond to the change in value of the underlying instrument.

Net Realized Gain (Loss) and Change in Net Unrealized Appreciation (Depreciation) on Derivatives. The table below, which reflects the impacts of derivatives on the financial performance of the Fund, summarizes the net realized gain (loss) and change in net unrealized appreciation (depreciation) for derivatives during the period as presented in the Statement of Operations.

Primary Risk Exposure / Derivative Type	Net Realized Gain (Loss)	Change in Net Unrealized Appreciation (Depreciation)
Interest Rate Risk
Futures Contracts	$(1,952)	$19,336
Written Options	340	163
Purchased Options	257	(478)
Swaps	226	235
Totals	$(1,129)	$19,256

A summary of the value of derivatives by primary risk exposure as of period end, if any, is included at the end of the Schedule of Investments.

Futures Contracts. A futures contract is an agreement between two parties to buy or sell a specified underlying instrument for a fixed price at a specified future date. The Fund used futures contracts to manage its exposure to the bond market and fluctuations in interest rates.

Upon entering into a futures contract, a fund is required to deposit either cash or securities (initial margin) with a clearing broker in an amount equal to a certain percentage of the face value of the contract. Futures contracts are marked-to-market daily and subsequent daily payments (variation margin) are made or received by a fund depending on the daily fluctuations in the value of the futures contracts and are recorded as unrealized appreciation or (depreciation). This receivable and/or payable, if any, is included in daily variation margin on futures contracts in the Statement of Assets and Liabilities. Realized gain or (loss) is recorded upon the expiration or closing of a futures contract. The net realized gain (loss) and change in net unrealized appreciation (depreciation) on futures contracts during the period is presented in the Statement of Operations.

Any open futures contracts at period end are presented in the Schedule of Investments under the caption "Futures Contracts". The notional amount at value reflects each contract's exposure to the underlying instrument or index at period end and is representative of volume of activity during the period. Securities deposited to meet initial margin requirements are identified in the Schedule of Investments.

Options. Options give the purchaser the right, but not the obligation, to buy (call) or sell (put) an underlying security or financial instrument at an agreed exercise or strike price between or on certain dates. Options obligate the seller (writer) to buy (put) or sell (call) an underlying instrument at the exercise or strike price or cash settle an underlying derivative instrument if the holder exercises the option on or before the expiration date. The Fund uses OTC options, such as swaptions, which are options where the underlying instrument is a swap, to manage its exposure to fluctuations in interest rates.

Upon entering into an options contract, a fund will pay or receive a premium. Premiums paid on purchased options are reflected as cost of investments and premiums received on written options are reflected as a liability on the Statement of Assets and Liabilities. Certain options may be purchased or written with premiums to be paid or received on a future date. Options are valued daily and any unrealized appreciation (depreciation) is reflected on the Statement of Assets and Liabilities. When an option is exercised, the cost or proceeds of the underlying instrument purchased or sold is adjusted by the amount of the premium. When an option is closed the Fund will realize a gain or loss depending on whether the proceeds or amount paid for the closing sale transaction is greater or less than the premium received or paid. When an option expires, gains and losses are realized to the extent of premiums received and paid, respectively. The net realized and unrealized gains (losses) on purchased options are included in the Statement of Operations in net realized gain (loss) and change in net unrealized appreciation (depreciation) on investment securities. The net realized gain (loss) and change in net unrealized appreciation (depreciation) on written options are presented in the Statement of Operations.

Any open options at period end are presented in the Schedule of Investments under the captions "Purchased Options," "Purchased Swaptions," "Written Options" and "Written Swaptions," as applicable, and are representative of volume of activity during the period.

Writing puts and buying calls tend to increase exposure to the underlying instrument while buying puts and writing calls tend to decrease exposure to the underlying instrument. For purchased options, risk of loss is limited to the premium paid, and for written options, risk of loss is the change in value in excess of the premium received.

Swaps. A swap is a contract between two parties to exchange future cash flows at periodic intervals based on a notional principal amount. A centrally cleared OTC swap is a transaction executed between a fund and a dealer counterparty, then cleared by a futures commission merchant (FCM) through a clearinghouse. Once cleared, the clearinghouse serves as a central counterparty, with whom a fund exchanges cash flows for the life of the transaction, similar to transactions in futures contracts.

Centrally cleared OTC swaps require a fund to deposit either cash or securities (initial margin) with the FCM, at the instruction of and for the benefit of the clearinghouse. Securities deposited to meet initial margin requirements are identified in the Schedule of Investments. Centrally cleared OTC swaps are marked-to-market daily and subsequent payments (variation margin) are made or received depending on the daily fluctuations in the value of the swaps and are recorded as unrealized appreciation or (depreciation). These daily payments, if any, are included in receivable or payable for daily variation margin on centrally cleared OTC swaps in the Statement of Assets and Liabilities. Any premiums for centrally cleared OTC swaps are recorded periodically throughout the term of the swap to variation margin and included in unrealized appreciation (depreciation) in the Statement of Assets and Liabilities. Any premiums are recognized as realized gain (loss) upon termination or maturity of the swap.

Payments are exchanged at specified intervals, accrued daily commencing with the effective date of the contract and recorded as realized gain or (loss). Some swaps may be terminated prior to the effective date and realize a gain or loss upon termination. The net realized gain (loss) and change in net unrealized appreciation (depreciation) on swaps during the period is presented in the Statement of Operations.

Any open swaps at period end are included in the Schedule of Investments under the caption "Swaps" and are representative of volume of activity during the period.

Interest Rate Swaps. Interest rate swaps are agreements between counterparties to exchange cash flows, one based on a fixed rate, and the other on a floating rate. The Fund entered into interest rate swaps to manage its exposure to interest rate changes. Changes in interest rates can have an effect on both the value of bond holdings as well as the amount of interest income earned. In general, the value of bonds can fall when interest rates rise and can rise when interest rates fall.

5. Purchases and Sales of Investments.

Purchases and sales of securities (including the Fixed-Income Central Funds), other than short-term securities, securities acquired in the merger and U.S. government securities, aggregated $10,442,213 and $11,428,587, respectively.

6. Fees and Other Transactions with Affiliates.

Management Fee. Fidelity Management & Research Company (the investment adviser) and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .45% of the Fund's average net assets and an annualized group fee rate that averaged .11% during the period. The group fee rate is based upon the average net assets of all the mutual funds advised by the investment adviser, including any mutual funds previously advised by the investment adviser that are currently advised by Fidelity SelectCo, LLC, an affiliate of the investment adviser. The group fee rate decreases as assets under management increase and increases as assets under management decrease. For the reporting period, the total annual management fee rate was .55% of the Fund's average net assets.

Distribution and Service Plan Fees. In accordance with Rule 12b-1 of the 1940 Act, the Fund has adopted separate Distribution and Service Plans for each class of shares. Certain classes pay Fidelity Distributors Corporation (FDC), an affiliate of the investment adviser, separate Distribution and Service Fees, each of which is based on an annual percentage of each class' average net assets. In addition, FDC may pay financial intermediaries for selling shares of the Fund and providing shareholder support services. For the period, the Distribution and Service Fee rates, total fees and amounts retained by FDC were as follows:

	Distribution Fee	Service Fee	Total Fees	Retained by FDC
Class A	-%	.25%	$4,500	$85
Class M	-%	.25%	2,047	26
Class C	.75%	.25%	11,817	815
			$18,364	$926

Sales Load. FDC may receive a front-end sales charge of up to 4.00% for selling Class A shares and Class M shares, some of which is paid to financial intermediaries for selling shares of the Fund. Depending on the holding period, FDC may receive contingent deferred sales charges levied on Class A, Class M and Class C redemptions. The deferred sales charges are 1.00% for Class C shares, 1.00% for certain purchases of Class A shares and .25% for certain purchases of Class M shares.

For the period, sales charge amounts retained by FDC were as follows:

Retained by FDC
Class A	$162
Class M	30
Class C(a)	71
$263

 (a) When Class C shares are initially sold, FDC pays commissions from its own resources to financial intermediaries through which the sales are made.

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc., (FIIOC), an affiliate of the investment adviser, is the transfer, dividend disbursing and shareholder servicing agent for each class of the Fund. FIIOC receives account fees and asset-based fees that vary according to the account size and type of account of the shareholders of the respective classes of the Fund, except for Class Z. FIIOC receives an asset-based fee of Class Z's average net assets. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements.

For the period, transfer agent fees for each class were as follows:

	Amount	% of Class-Level Average Net Assets
Class A	$2,869.16
Class M	1,254.15
Class C	1,782.15
Fidelity Strategic Income Fund	6,538	.11(a)
Class I	8,502.16
Class Z	12	.05(a)
	$20,957

 (a) Annualized

Accounting and Security Lending Fees. Fidelity Service Company, Inc. (FSC), an affiliate of the investment adviser, maintains the Fund's accounting records. The accounting fee is based on the level of average net assets for each month. Under a separate contract, FSC administers the security lending program. The security lending fee is based on the number and duration of lending transactions. For the period, the fees were equivalent to an annual rate of .01%.

Brokerage Commissions. The Fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of the investment adviser. Brokerage commissions are included in net realized gain (loss) and change in net unrealized appreciation (depreciation) in the Statement of Operations. The commissions paid to these affiliated firms were $16 for the period.

Interfund Trades. The Fund may purchase from or sell securities to other Fidelity Funds under procedures adopted by the Board. The procedures have been designed to ensure these interfund trades are executed in accordance with Rule 17a-7 of the 1940 Act. Interfund trades are included within the respective purchases and sales amounts shown in the Purchases and Sales of Investments note.

Other. During the period, the investment adviser reimbursed the Fund for certain losses in the amount of $127.

7. Committed Line of Credit.

The Fund participates with other funds managed by the investment adviser or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The Fund has agreed to pay commitment fees on its pro-rata portion of the line of credit, which amounted to $34 and is reflected in Miscellaneous expenses on the Statement of Operations. During the period, the Fund did not borrow on this line of credit.

8. Security Lending.

The Fund lends portfolio securities from time to time in order to earn additional income. For equity securities, a lending agent is used and may loan securities to certain qualified borrowers, including Fidelity Capital Markets (FCM), a broker-dealer affiliated with the Fund. On the settlement date of the loan, the Fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the Fund and any additional required collateral is delivered to the Fund on the next business day. The Fund or borrower may terminate the loan at any time, and if the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, the Fund may apply collateral received from the borrower against the obligation. The Fund may experience delays and costs in recovering the securities loaned. Any cash collateral received is maintained at the Fund's custodian and/or invested in cash equivalents and/or the Fidelity Securities Lending Cash Central Fund. The value of loaned securities and cash collateral at period end are disclosed on the Fund's Statement of Assets and Liabilities. At period end, there were no security loans outstanding with FCM. Security lending income represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities. Security lending income is presented in the Statement of Operations as a component of interest income. Total security lending income during the period, presented in the Statement of Operations as a component of interest income, amounted to $7. Net income from the Fidelity Securities Lending Cash Central Fund during the period, presented in the Statement of Operations as a component of income from Fidelity Central Funds, amounted to $24 (including less than five hundred dollars from securities loaned to FCM).

9. Expense Reductions.

Commissions paid to certain brokers with whom the investment adviser, or its affiliates, places trades on behalf of the Fund include an amount in addition to trade execution, which may be rebated back to the Fund to offset certain expenses. This amount totaled $78 for the period. In addition, through arrangements with the Fund's custodian and each class' transfer agent, credits realized as a result of certain uninvested cash balances were used to reduce the Fund's expenses. During the period, these credits reduced the Fund's custody expenses by $8. During the period, credits reduced each class' transfer agent expense as noted in the table below.

Transfer Agent expense reduction
Class C	$1

In addition, during the period the investment adviser reimbursed and/or waived a portion of fund-level operating expenses in the amount of $81.

10. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

	Year ended December 31, 2018(a)	Year ended December 31, 2017
Distributions to shareholders
Class A	$60,174	$–
Class M	27,451	–
Class C	30,587	–
Fidelity Strategic Income Fund	217,922	–
Class I	188,008	–
Class Z	1,213	–
Total	$525,355	$–
From net investment income
Class A	$–	$67,327
Class M	–	27,804
Class C	–	31,773
Class I	–	144,663
Total	$–	$271,567
From net realized gain
Class A	$–	$15,922
Class M	–	7,151
Class C	–	10,814
Class I	–	41,032
Total	$–	$74,918

 (a) Distributions for Fidelity Strategic Income Fund are for the period April 13, 2018 (commencement of sale of shares) to December 31, 2018. Distributions for Class Z are for the period October 2, 2018 (commencement of sale of shares) to December 31, 2018.

11. Share Transactions.

Share transactions for each class were as follows and may contain automatic conversions between classes or exchanges between affiliated funds:

	Shares	Shares	Dollars	Dollars
	Year ended December 31, 2018 (a)	Year ended December 31, 2017	Year ended December 31, 2018 (a)	Year ended December 31, 2017
Class A
Shares sold	20,485	27,580	$247,229	$336,996
Reinvestment of distributions	4,818	6,569	57,680	80,569
Shares redeemed	(40,154)	(138,920)	(483,015)	(1,686,483)
Net increase (decrease)	(14,851)	(104,771)	$(178,106)	$(1,268,918)
Class M
Shares sold	8,367	9,613	$100,834	$117,776
Reinvestment of distributions	2,238	2,773	26,771	34,035
Shares redeemed	(15,457)	(23,608)	(185,766)	(287,908)
Net increase (decrease)	(4,852)	(11,222)	$(58,161)	$(136,097)
Class C
Shares sold	9,451	11,502	$114,292	$140,589
Reinvestment of distributions	2,427	3,205	28,975	39,257
Shares redeemed	(30,574)	(24,793)	(366,646)	(302,783)
Net increase (decrease)	(18,696)	(10,086)	$(223,379)	$(122,937)
Fidelity Strategic Income Fund
Shares sold	120,847	–	$1,465,475	$–
Issued in exchange for the shares of Fidelity Strategic Income Fund	699,236	–	8,586,618	–
Reinvestment of distributions	17,984	–	217,097	–
Shares redeemed	(170,849)	–	(2,060,934)	–
Net increase (decrease)	667,218	–	$8,208,256	$–
Class I
Shares sold	142,304	236,266	$1,738,031	$2,921,087
Reinvestment of distributions	14,287	13,807	173,297	172,124
Shares redeemed	(147,928)	(81,126)	(1,787,845)	(1,007,029)
Net increase (decrease)	8,663	168,947	$123,483	$2,086,182
Class Z
Shares sold	14,833	–	$176,701	$–
Reinvestment of distributions	85	–	1,001	–
Shares redeemed	(790)	–	(9,317)	–
Net increase (decrease)	14,128	–	$168,385	$–

 (a) Share transactions for Fidelity Strategic Income Fund are for the period April 13, 2018 (commencement of sale of shares) to December 31, 2018. Share transactions for Class Z are for the period October 2, 2018 (commencement of sale of shares) to December 31, 2018.

12. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

13. Credit Risk.

The Fund's relatively large investment in countries with limited or developing capital markets may involve greater risks than investments in more developed markets and the prices of such investments may be volatile. The yields of emerging market debt obligations reflect, among other things, perceived credit risk. The consequences of political, social or economic changes in these markets may have disruptive effects on the market prices of the Fund's investments and the income they generate, as well as the Fund's ability to repatriate such amounts.

14. Merger Information.

On April 27, 2018, the Fund acquired all of the assets and assumed all of the liabilities of Fidelity Strategic Income Fund ("Target Fund") pursuant to Agreements and Plans of Reorganization approved by the Board of Trustees ("The Board"). The acquisition was accomplished by an exchange of shares of the Fund for corresponding shares then outstanding of the Target Fund at its net asset value on the acquisition date. In addition, the Board approved the creation of an additional class of shares that commenced sale of shares on April 13, 2018. The reorganization provides shareholders of the Target Fund access to a larger portfolio with a similar investment objective. The reorganization qualified as a tax-free reorganization for federal income tax purposes with no gain or loss recognized to the funds or their shareholders. The Target Fund's net assets of $8,586,618 including securities and derivatives of $8,042,146 and unrealized appreciation of $83,150 were combined with the Fund's net assets of $9,167,312 for total net assets after the acquisition of $17,753,930.

Pro forma results of operations of the combined entity for the entire period ended December 31, 2018, as though the acquisition had occurred as of the beginning of the year (rather than on the actual acquisition date), are as follows:

Net Investment income (loss)	$637,988
Total net realized gain (loss)	(19,160)
Total change in net unrealized appreciation (depreciation)	(1,119,312)
Net increase (decrease) in net assets resulting from operations	$(500,484)

Because the combined investment portfolios have been managed as a single portfolio since the acquisition was completed, it is not practicable to separate the amounts of revenue and earnings of the Target Fund that has been included in the Fund's accompanying Statement of Operations since April 27, 2018.

15. Litigation.

The Fund, the Target Fund and other entities managed by FMR or its affiliates were named as defendants in a lawsuit filed in the United States Bankruptcy Court for the Southern District of New York in 2009. The lawsuit was brought by creditors of Motors Liquidation Company (f/k/a General Motors), which went through Chapter 11 bankruptcy proceedings in 2009, and is captioned Official Committee of Unsecured Creditors of Motors Liquidation Company v. JPMorgan Chase Bank, N.A., et al., Adversary No. 09-00504 (REG). The plaintiffs are seeking an order that the Fund and other defendants return proceeds received in 2009 in full payment of the principal and interest on General Motors secured debt. The plaintiffs contend that the Fund and the other defendants were not secured creditors at the time of the 2009 payments and, thus, were not entitled to payment in full. In January 2015, the Court of Appeals ruled that JPMorgan, as administrative agent for all of the debtholders, released the security interest on certain collateral securing the debt prior to the 2009 payments. In September 2017, an opinion was issued in a trial intended to help determine the value of any remaining, unreleased collateral. In February 2019, the parties reached a preliminary settlement that remains subject to negotiation and final approval by the Bankruptcy Court. Given these contingencies, Management cannot determine at this time the amount of loss that may be realized, but expects the amount to be less than the $44,580 received by the Fund and the Target Fund in 2009. The Fund is also incurring legal costs in defending the case.

Report of Independent Registered Public Accounting Firm

To the Trustees of Fidelity Advisor Series II and Shareholders of Fidelity Advisor Strategic Income Fund:

Opinion on the Financial Statements and Financial Highlights

We have audited the accompanying statement of assets and liabilities of Fidelity Advisor Strategic Income Fund (the "Fund"), a fund of Fidelity Advisor Series II, including the schedule of investments, as of December 31, 2018, and the related statement of operations for the year then ended, the statement of changes in net assets for each of the two years in the period then ended, the financial highlights for each of the five years in the period then ended, and the related notes. In our opinion, the financial statements and financial highlights present fairly, in all material respects, the financial position of the Fund as of December 31, 2018, and the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America.

Basis for Opinion

These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on the Fund's financial statements and financial highlights based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement, whether due to error or fraud. The Fund is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. As part of our audits we are required to obtain an understanding of internal control over financial reporting but not for the purpose of expressing an opinion on the effectiveness of the Fund’s internal control over financial reporting. Accordingly, we express no such opinion.

Our audits included performing procedures to assess the risks of material misstatement of the financial statements and financial highlights, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements and financial highlights. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements and financial highlights. Our procedures included confirmation of securities owned as of December 31, 2018, by correspondence with the custodians and brokers; when replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.

/s/ Deloitte & Touche LLP

Boston, Massachusetts

February 19, 2019

We have served as the auditor of one or more of the Fidelity investment companies since 1999.

Trustees and Officers

The Trustees, Members of the Advisory Board (if any), and officers of the trust and fund, as applicable, are listed below. The Board of Trustees governs the fund and is responsible for protecting the interests of shareholders. The Trustees are experienced executives who meet periodically throughout the year to oversee the fund's activities, review contractual arrangements with companies that provide services to the fund, oversee management of the risks associated with such activities and contractual arrangements, and review the fund's performance.  Each of the Trustees oversees 260 funds.

The Trustees hold office without limit in time except that (a) any Trustee may resign; (b) any Trustee may be removed by written instrument, signed by at least two-thirds of the number of Trustees prior to such removal; (c) any Trustee who requests to be retired or who has become incapacitated by illness or injury may be retired by written instrument signed by a majority of the other Trustees; and (d) any Trustee may be removed at any special meeting of shareholders by a two-thirds vote of the outstanding voting securities of the trust.  Each Trustee who is not an interested person (as defined in the 1940 Act) of the trust and the fund is referred to herein as an Independent Trustee.  Each Independent Trustee shall retire not later than the last day of the calendar year in which his or her 75th birthday occurs.  The Independent Trustees may waive this mandatory retirement age policy with respect to individual Trustees.  Officers and Advisory Board Members hold office without limit in time, except that any officer or Advisory Board Member may resign or may be removed by a vote of a majority of the Trustees at any regular meeting or any special meeting of the Trustees. Except as indicated, each individual has held the office shown or other offices in the same company for the past five years.

The fund’s Statement of Additional Information (SAI) includes more information about the Trustees. To request a free copy, call Fidelity at 1-877-208-0098.

Experience, Skills, Attributes, and Qualifications of the Trustees. The Governance and Nominating Committee has adopted a statement of policy that describes the experience, qualifications, attributes, and skills that are necessary and desirable for potential Independent Trustee candidates (Statement of Policy). The Board believes that each Trustee satisfied at the time he or she was initially elected or appointed a Trustee, and continues to satisfy, the standards contemplated by the Statement of Policy. The Governance and Nominating Committee also engages professional search firms to help identify potential Independent Trustee candidates who have the experience, qualifications, attributes, and skills consistent with the Statement of Policy. From time to time, additional criteria based on the composition and skills of the current Independent Trustees, as well as experience or skills that may be appropriate in light of future changes to board composition, business conditions, and regulatory or other developments, have also been considered by the professional search firms and the Governance and Nominating Committee. In addition, the Board takes into account the Trustees' commitment and participation in Board and committee meetings, as well as their leadership of standing and ad hoc committees throughout their tenure.

In determining that a particular Trustee was and continues to be qualified to serve as a Trustee, the Board has considered a variety of criteria, none of which, in isolation, was controlling. The Board believes that, collectively, the Trustees have balanced and diverse experience, qualifications, attributes, and skills, which allow the Board to operate effectively in governing the fund and protecting the interests of shareholders. Information about the specific experience, skills, attributes, and qualifications of each Trustee, which in each case led to the Board's conclusion that the Trustee should serve (or continue to serve) as a trustee of the fund, is provided below.

Board Structure and Oversight Function. Abigail P. Johnson is an interested person and currently serves as Chairman. The Trustees have determined that an interested Chairman is appropriate and benefits shareholders because an interested Chairman has a personal and professional stake in the quality and continuity of services provided to the fund. Independent Trustees exercise their informed business judgment to appoint an individual of their choosing to serve as Chairman, regardless of whether the Trustee happens to be independent or a member of management. The Independent Trustees have determined that they can act independently and effectively without having an Independent Trustee serve as Chairman and that a key structural component for assuring that they are in a position to do so is for the Independent Trustees to constitute a substantial majority for the Board. The Independent Trustees also regularly meet in executive session. Arthur E. Johnson serves as Chairman of the Independent Trustees and as such (i) acts as a liaison between the Independent Trustees and management with respect to matters important to the Independent Trustees and (ii) with management prepares agendas for Board meetings.

Fidelity® funds are overseen by different Boards of Trustees. The fund's Board oversees Fidelity's investment-grade bond, money market, asset allocation and certain equity funds, and other Boards oversee Fidelity's high income and other equity funds. The asset allocation funds may invest in Fidelity® funds that are overseen by such other Boards. The use of separate Boards, each with its own committee structure, allows the Trustees of each group of Fidelity® funds to focus on the unique issues of the funds they oversee, including common research, investment, and operational issues. On occasion, the separate Boards establish joint committees to address issues of overlapping consequences for the Fidelity® funds overseen by each Board.

The Trustees operate using a system of committees to facilitate the timely and efficient consideration of all matters of importance to the Trustees, the fund, and fund shareholders and to facilitate compliance with legal and regulatory requirements and oversight of the fund's activities and associated risks.  The Board, acting through its committees, has charged FMR and its affiliates with (i) identifying events or circumstances the occurrence of which could have demonstrably adverse effects on the fund's business and/or reputation; (ii) implementing processes and controls to lessen the possibility that such events or circumstances occur or to mitigate the effects of such events or circumstances if they do occur; and (iii) creating and maintaining a system designed to evaluate continuously business and market conditions in order to facilitate the identification and implementation processes described in (i) and (ii) above.  Because the day-to-day operations and activities of the fund are carried out by or through FMR, its affiliates, and other service providers, the fund's exposure to risks is mitigated but not eliminated by the processes overseen by the Trustees.  While each of the Board's committees has responsibility for overseeing different aspects of the fund's activities, oversight is exercised primarily through the Operations and Audit Committees.  In addition, an ad hoc Board committee of Independent Trustees has worked with FMR to enhance the Board's oversight of investment and financial risks, legal and regulatory risks, technology risks, and operational risks, including the development of additional risk reporting to the Board.  Appropriate personnel, including but not limited to the fund's Chief Compliance Officer (CCO), FMR's internal auditor, the independent accountants, the fund's Treasurer and portfolio management personnel, make periodic reports to the Board's committees, as appropriate, including an annual review of Fidelity's risk management program for the Fidelity® funds.  The responsibilities of each standing committee, including their oversight responsibilities, are described further under "Standing Committees of the Trustees."

Interested Trustees*:

Correspondence intended for a Trustee who is an interested person may be sent to Fidelity Investments, 245 Summer Street, Boston, Massachusetts 02210.

Name, Year of Birth; Principal Occupations and Other Relevant Experience+

Abigail P. Johnson (1961)

Year of Election or Appointment: 2009

Trustee

Chairman of the Board of Trustees

Ms. Johnson also serves as Trustee of other Fidelity® funds. Ms. Johnson serves as Chairman (2016-present), Chief Executive Officer (2014-present), and Director (2007-present) of FMR LLC (diversified financial services company), President of Fidelity Financial Services (2012-present) and President of Personal, Workplace and Institutional Services (2005-present). Ms. Johnson is Chairman and Director of FMR Co., Inc. (investment adviser firm, 2011-present) and Chairman and Director of FMR (investment adviser firm, 2011-present). Previously, Ms. Johnson served as Vice Chairman (2007-2016) and President (2013-2016) of FMR LLC, President and a Director of FMR (2001-2005), a Trustee of other investment companies advised by FMR, Fidelity Investments Money Management, Inc. (investment adviser firm), and FMR Co., Inc. (2001-2005), Senior Vice President of the Fidelity® funds (2001-2005), and managed a number of Fidelity® funds. Ms. Abigail P. Johnson and Mr. Arthur E. Johnson are not related.

Jennifer Toolin McAuliffe (1959)

Year of Election or Appointment: 2016

Trustee

Ms. McAuliffe also serves as Trustee of other Fidelity® funds. Ms. McAuliffe previously served as a Member of the Advisory Board of certain Fidelity® funds (2016) and as Co-Head of Fixed Income of Fidelity Investments Limited (now known as FIL Limited (FIL)) (diversified financial services company). Earlier roles at FIL included Director of Research for FIL’s credit and quantitative teams in London, Hong Kong and Tokyo. Ms. McAuliffe also was the Director of Research for taxable and municipal bonds at Fidelity Investments Money Management, Inc. Ms. McAuliffe is also a director or trustee of several not-for-profit entities.

 * Determined to be an “Interested Trustee” by virtue of, among other things, his or her affiliation with the trust or various entities under common control with FMR.

 + The information includes the Trustee's principal occupation during the last five years and other information relating to the experience, attributes, and skills relevant to the Trustee's qualifications to serve as a Trustee, which led to the conclusion that the Trustee should serve as a Trustee for the fund.

Independent Trustees:

Correspondence intended for an Independent Trustee may be sent to Fidelity Investments, P.O. Box 55235, Boston, Massachusetts 02205-5235.

Name, Year of Birth; Principal Occupations and Other Relevant Experience+

Elizabeth S. Acton (1951)

Year of Election or Appointment: 2016

Trustee

Ms. Acton also serves as Trustee of other Fidelity® funds. Prior to her retirement in April 2012, Ms. Acton was Executive Vice President, Finance (2011-2012), Executive Vice President, Chief Financial Officer (2002-2011), and Treasurer (2004-2005) of Comerica Incorporated (financial services). Prior to joining Comerica, Ms. Acton held a variety of positions at Ford Motor Company (1983-2002), including Vice President and Treasurer (2000-2002) and Executive Vice President and Chief Financial Officer of Ford Motor Credit Company (1998-2000). Ms. Acton currently serves as a member of the Board of Directors and Audit and Finance Committees of Beazer Homes USA, Inc. (homebuilding, 2012-present). Previously, Ms. Acton served as a Member of the Advisory Board of certain Fidelity® funds (2013-2016).

Ann E. Dunwoody (1953)

Year of Election or Appointment: 2018

Trustee

General Dunwoody also serves as Trustee of other Fidelity® funds. General Dunwoody (United States Army, Retired) was the first woman in U.S. military history to achieve the rank of four-star general and prior to her retirement in 2012 held a variety of positions within the U.S. Army, including Commanding General, U.S. Army Material Command (2008-2012). She is the President of First to Four LLC (leadership and mentoring services, 2012-present). She also serves as a member of the Board of Directors and Nominating and Corporate Governance Committee of L3 Technologies, Inc. (communication, electronic, sensor, and aerospace systems, 2013-present), Board of Directors and Nomination and Corporate Governance Committees of Kforce Inc. (professional staffing services, 2016-present) and Board of Directors of Automattic Inc. (software engineering, 2018-present). Previously, General Dunwoody served as a Member of the Advisory Board of certain Fidelity® funds (2018), a member of the Board of Directors and Audit and Sustainability and Corporate Responsibility Committees of Republic Services, Inc. (waste collection, disposal and recycling, 2013-2016). Ms. Dunwoody also serves on several boards for non-profit organizations, including as a member of the Board of Directors, Chair of the Nomination and Governance Committee and member of the Audit Committee of Logistics Management Institute (consulting non-profit, 2012-present), a member of the Board of Directors of the Army Historical Foundation (2015-present), a member of the Council of Trustees for the Association of the United States Army (advocacy non-profit, 2013-present) and a member of the Board of Trustees of Florida Institute of Technology (2015-present) and ThanksUSA (military family education non-profit, 2014-present).

John Engler (1948)

Year of Election or Appointment: 2016

Trustee

Mr. Engler also serves as Trustee of other Fidelity® funds. He serves on the board of directors for Universal Forest Products (manufacturer and distributor of wood and wood-alternative products, 2003-present) and K12 Inc. (technology-based education company, 2012-present). Previously, Mr. Engler served as interim president of Michigan State University (2018-2019), a Member of the Advisory Board of certain Fidelity® funds (2014-2016), president of the Business Roundtable (2011-2017), a trustee of The Munder Funds (2003-2014), president and CEO of the National Association of Manufacturers (2004-2011), member of the Board of Trustees of the Annie E. Casey Foundation (2004-2015), and as governor of Michigan (1991-2003). He is a past chairman of the National Governors Association.

Robert F. Gartland (1951)

Year of Election or Appointment: 2010

Trustee

Mr. Gartland also serves as Trustee of other Fidelity® funds. Mr. Gartland is Chairman and an investor in Gartland & Mellina Group Corp. (consulting, 2009-present). Previously, Mr. Gartland served as a partner and investor of Vietnam Partners LLC (investments and consulting, 2008-2011). Prior to his retirement, Mr. Gartland held a variety of positions at Morgan Stanley (financial services, 1979-2007), including Managing Director (1987-2007), and Chase Manhattan Bank (1975-1978).

Arthur E. Johnson (1947)

Year of Election or Appointment: 2008

Trustee

Chairman of the Independent Trustees

Mr. Johnson also serves as Trustee of other Fidelity® funds. Mr. Johnson serves as a member of the Board of Directors of Eaton Corporation plc (diversified power management, 2009-present) and Booz Allen Hamilton (management consulting, 2011-present). Prior to his retirement, Mr. Johnson served as Senior Vice President of Corporate Strategic Development of Lockheed Martin Corporation (defense contractor, 1999-2009). He previously served on the Board of Directors of IKON Office Solutions, Inc. (1999-2008), AGL Resources, Inc. (holding company, 2002-2016), and Delta Airlines (2005-2007). Mr. Arthur E. Johnson is not related to Ms. Abigail P. Johnson.

Michael E. Kenneally (1954)

Year of Election or Appointment: 2009

Trustee

Vice Chairman of the Independent Trustees

Mr. Kenneally also serves as Trustee of other Fidelity® funds. Prior to his retirement, Mr. Kenneally served as Chairman and Global Chief Executive Officer of Credit Suisse Asset Management. Before joining Credit Suisse, he was an Executive Vice President and Chief Investment Officer for Bank of America Corporation. Earlier roles at Bank of America included Director of Research, Senior Portfolio Manager and Research Analyst, and Mr. Kenneally was awarded the Chartered Financial Analyst (CFA) designation in 1991.

Marie L. Knowles (1946)

Year of Election or Appointment: 2001

Trustee

Ms. Knowles also serves as Trustee of other Fidelity® funds. Prior to Ms. Knowles' retirement in June 2000, she served as Executive Vice President and Chief Financial Officer of Atlantic Richfield Company (ARCO) (diversified energy, 1996-2000). From 1993 to 1996, she was a Senior Vice President of ARCO and President of ARCO Transportation Company (pipeline and tanker operations). Ms. Knowles currently serves as a Director and Chairman of the Audit Committee of McKesson Corporation (healthcare service, since 2002). Ms. Knowles is a member of the Board of the Santa Catalina Island Company (real estate, 2009-present). Ms. Knowles is a Member of the Investment Company Institute Board of Governors and a Member of the Governing Council of the Independent Directors Council (2014-present). She also serves as a member of the Advisory Board for the School of Engineering of the University of Southern California. Previously, Ms. Knowles served as a Director of Phelps Dodge Corporation (copper mining and manufacturing, 1994-2007), URS Corporation (engineering and construction, 2000-2003) and America West (airline, 1999-2002). Ms. Knowles previously served as Chairman (2015-2018) and Vice Chairman (2012-2015) of the Independent Trustees of certain Fidelity® funds.

Mark A. Murray (1954)

Year of Election or Appointment: 2016

Trustee

Mr. Murray also serves as Trustee of other Fidelity® funds. Mr. Murray is Vice Chairman (2013-present) of Meijer, Inc. (regional retail chain). Previously, Mr. Murray served as a Member of the Advisory Board of certain Fidelity® funds (2016) and as Co-Chief Executive Officer (2013-2016) and President (2006-2013) of Meijer, Inc. Mr. Murray serves as a member of the Board of Directors and Nuclear Review and Public Policy and Responsibility Committees of DTE Energy Company (diversified energy company, 2009-present). Mr. Murray also serves as a member of the Board of Directors of Spectrum Health (not-for-profit health system, 2015-present). Mr. Murray previously served as President of Grand Valley State University (2001-2006), Treasurer for the State of Michigan (1999-2001), Vice President of Finance and Administration for Michigan State University (1998-1999), and a member of the Board of Directors and Audit Committee and Chairman of the Nominating and Corporate Governance Committee of Universal Forest Products, Inc. (manufacturer and distributor of wood and wood-alternative products, 2004-2016). Mr. Murray is also a director or trustee of many community and professional organizations.

 + The information includes the Trustee's principal occupation during the last five years and other information relating to the experience, attributes, and skills relevant to the Trustee's qualifications to serve as a Trustee, which led to the conclusion that the Trustee should serve as a Trustee for the fund.

Advisory Board Members and Officers:

Correspondence intended for an officer may be sent to Fidelity Investments, 245 Summer Street, Boston, Massachusetts 02210.  Officers appear below in alphabetical order.

Name, Year of Birth; Principal Occupation

Elizabeth Paige Baumann (1968)

Year of Election or Appointment: 2017

Anti-Money Laundering (AML) Officer

Ms. Baumann also serves as AML Officer of other funds. She is Chief AML Officer (2012-present) and Senior Vice President (2014-present) of FMR LLC (diversified financial services company) and is an employee of Fidelity Investments. Previously, Ms. Baumann served as AML Officer of the funds (2012-2016), and Vice President (2007-2014) and Deputy Anti-Money Laundering Officer (2007-2012) of FMR LLC.

Craig S. Brown (1977)

Year of Election or Appointment: 2019

Assistant Treasurer

Mr. Brown also serves as Assistant Treasurer of other funds. Mr. Brown is an employee of Fidelity Investments (2013-present).

John J. Burke III (1964)

Year of Election or Appointment: 2018

Chief Financial Officer

Mr. Burke also serves as Chief Financial Officer of other funds. Mr. Burke serves as Head of Investment Operations for Fidelity Fund and Investment Operations (2018-present) and is an employee of Fidelity Investments (1998-present). Previously Mr. Burke served as head of Asset Management Investment Operations (2012-2018).

William C. Coffey (1969)

Year of Election or Appointment: 2018

Secretary and Chief Legal Officer (CLO)

Mr. Coffey also serves as Secretary and CLO of other funds. Mr. Coffey serves as CLO, Secretary, and Senior Vice President of Fidelity Management & Research Company and FMR Co., Inc. (investment adviser firms, 2018-present); Secretary of Fidelity SelectCo, LLC and Fidelity Investments Money Management, Inc. (investment adviser firms, 2018-present); and CLO of Fidelity Management & Research (Hong Kong) Limited, FMR Investment Management (UK) Limited, and Fidelity Management & Research (Japan) Limited (investment adviser firms, 2018-present). He is Senior Vice President and Deputy General Counsel of FMR LLC (diversified financial services company, 2010-present), and is an employee of Fidelity Investments. Previously, Mr. Coffey served as Assistant Secretary of certain funds (2009-2018) and as Vice President and Associate General Counsel of FMR LLC (2005-2009).

Jonathan Davis (1968)

Year of Election or Appointment: 2010

Assistant Treasurer

Mr. Davis also serves as Assistant Treasurer of other funds. Mr. Davis serves as Assistant Treasurer of FMR Capital, Inc. (2017-present) and is an employee of Fidelity Investments. Previously, Mr. Davis served as Vice President and Associate General Counsel of FMR LLC (diversified financial services company, 2003-2010).

Adrien E. Deberghes (1967)

Year of Election or Appointment: 2010

Assistant Treasurer

Mr. Deberghes also serves as an officer of other funds. He serves as Assistant Treasurer of FMR Capital, Inc. (2017-present), Executive Vice President of Fidelity Investments Money Management, Inc. (FIMM) (investment adviser firm, 2016-present), and is an employee of Fidelity Investments (2008-present). Previously, Mr. Deberghes served as President and Treasurer of certain Fidelity® funds (2013-2018). Prior to joining Fidelity Investments, Mr. Deberghes was Senior Vice President of Mutual Fund Administration at State Street Corporation (2007-2008), Senior Director of Mutual Fund Administration at Investors Bank & Trust (2005-2007), and Director of Finance for Dunkin' Brands (2000-2005). Previously, Mr. Deberghes served in other fund officer roles.

Laura M. Del Prato (1964)

Year of Election or Appointment: 2018

President and Treasurer

Ms. Del Prato also serves as an officer of other funds. Ms. Del Prato is an employee of Fidelity Investments (2017-present). Prior to joining Fidelity Investments, Ms. Del Prato served as a Managing Director and Treasurer of the JPMorgan Mutual Funds (2014-2017). Prior to JPMorgan, Ms. Del Prato served as a partner at Cohen Fund Audit Services (accounting firm, 2012-2013) and KPMG LLP (accounting firm, 2004-2012).

Colm A. Hogan (1973)

Year of Election or Appointment: 2016

Assistant Treasurer

Mr. Hogan also serves as an officer of other funds. Mr. Hogan serves as Assistant Treasurer of FMR Capital, Inc. (2017-present) and is an employee of Fidelity Investments (2005-present). Previously, Mr. Hogan served as Assistant Treasurer of certain Fidelity® funds (2016-2018).

Chris Maher (1972)

Year of Election or Appointment: 2013

Assistant Treasurer

Mr. Maher serves as Assistant Treasurer of other funds. Mr. Maher is Vice President of Valuation Oversight, serves as Assistant Treasurer of FMR Capital, Inc. (2017-present), and is an employee of Fidelity Investments. Previously, Mr. Maher served as Vice President of Asset Management Compliance (2013), Vice President of the Program Management Group of FMR (investment adviser firm, 2010-2013), and Vice President of Valuation Oversight (2008-2010).

John B. McGinty, Jr. (1962)

Year of Election or Appointment: 2016

Chief Compliance Officer

Mr. McGinty also serves as Chief Compliance Officer of other funds. Mr. McGinty is Senior Vice President of Asset Management Compliance for Fidelity Investments and is an employee of Fidelity Investments (2016-present). Mr. McGinty previously served as Vice President, Senior Attorney at Eaton Vance Management (investment management firm, 2015-2016), and prior to Eaton Vance as global CCO for all firm operations and registered investment companies at GMO LLC (investment management firm, 2009-2015). Before joining GMO LLC, Mr. McGinty served as Senior Vice President, Deputy General Counsel for Fidelity Investments (2007-2009).

Jason P. Pogorelec (1975)

Year of Election or Appointment: 2015

Assistant Secretary

Mr. Pogorelec also serves as Assistant Secretary of other funds. Mr. Pogorelec serves as Vice President, Associate General Counsel (2010-present) and is an employee of Fidelity Investments (2006-present).

Nancy D. Prior (1967)

Year of Election or Appointment: 2014

Vice President

Ms. Prior also serves as Vice President of other funds. Ms. Prior serves as President Fixed Income, High Income/Emerging Market Debt and Multi Asset Class Strategies of FIAM LLC (2018-present), President (2016-present) and Director (2014-present) of Fidelity Investments Money Management, Inc. (FIMM) (investment adviser firm), President, Fixed Income (2014-present), and is an employee of Fidelity Investments (2002-present). Previously, Ms. Prior served as Vice Chairman of FIAM LLC (investment adviser firm, 2014-2018), a Director of FMR Investment Management (UK) Limited (investment adviser firm, 2015-2018), President Multi-Asset Class Strategies of FMR's Global Asset Allocation Division (2017-2018), Vice President of Fidelity's Money Market Funds (2012-2014), President, Money Market and Short Duration Bond Group of Fidelity Management & Research (FMR) (investment adviser firm, 2013-2014), President, Money Market Group of FMR (2011-2013), Managing Director of Research (2009-2011), Senior Vice President and Deputy General Counsel (2007-2009), and Assistant Secretary of certain Fidelity® funds (2008-2009).

Stacie M. Smith (1974)

Year of Election or Appointment: 2013

Assistant Treasurer

Ms. Smith also serves as an officer of other funds. Ms. Smith serves as Assistant Treasurer of FMR Capital, Inc. (2017-present), is an employee of Fidelity Investments (2009-present), and has served in other fund officer roles. Prior to joining Fidelity Investments, Ms. Smith served as Senior Audit Manager of Ernst & Young LLP (accounting firm, 1996-2009). Previously, Ms. Smith served as Assistant Treasurer (2013-2018) and Deputy Treasurer (2013-2016) of certain Fidelity® funds.

Marc L. Spector (1972)

Year of Election or Appointment: 2016

Deputy Treasurer

Mr. Spector also serves as an officer of other funds. Mr. Spector serves as Assistant Treasurer of FMR Capital, Inc. (2017-present) and is an employee of Fidelity Investments (2016-present). Prior to joining Fidelity Investments, Mr. Spector served as Director at the Siegfried Group (accounting firm, 2013-2016), and prior to Siegfried Group as audit senior manager at Deloitte & Touche (accounting firm, 2005-2013).

Jim Wegmann (1979)

Year of Election or Appointment: 2019

Assistant Treasurer

Mr. Wegmann also serves as Assistant Treasurer of other funds. Mr. Wegmann is an employee of Fidelity Investments (2011-present).

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs including sales charges (loads) on purchase payments or redemption proceeds, and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (July 1, 2018 to December 31, 2018) for Class A, Class M, Class C, Class I, and Fidelity Strategic Income Fund, and for the period (October 2, 2018 to December 31, 2018) for Class Z. The hypothetical expense Example is based on an investment of $1,000 invested for the one-half year period (October 2, 2018 to December 31, 208).

Actual Expenses

The first line of the accompanying table for each class of the Fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class of the Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table for each class of the Fund provides information about hypothetical account values and hypothetical expenses based on a Class' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Annualized Expense Ratio-A	Beginning Account Value	Ending Account Value December 31, 2018	Expenses Paid During Period
Class A	.98%
Actual		$1,000.00	$981.30	$4.89-B
Hypothetical-C		$1,000.00	$1,020.27	$4.99-D
Class M	.97%
Actual		$1,000.00	$980.50	$4.84-B
Hypothetical-C		$1,000.00	$1,020.32	$4.94-D
Class C	1.71%
Actual		$1,000.00	$977.60	$8.52-B
Hypothetical-C		$1,000.00	$1,016.59	$8.69-D
Fidelity Strategic Income Fund	.68%
Actual		$1,000.00	$982.40	$3.40-B
Hypothetical-C		$1,000.00	$1,021.78	$3.47-D
Class I	.73%
Actual		$1,000.00	$982.20	$3.65-B
Hypothetical-C		$1,000.00	$1,021.53	$3.72-D
Class Z	.62%
Actual		$1,000.00	$973.80	$1.53-B
Hypothetical-C		$1,000.00	$1,022.08	$3.16-D

 A Annualized expense ratio reflects expenses net of applicable fee waivers.

 B Actual expenses are equal to each Class' annualized expense ratio, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period) for Class A, Class M, Class C, Class I, and Fidelity Strategic Income Fund, and multiplied by 91/365 (to reflect the period October 2, 2018 to December 31, 2018) for Class Z. In addition to the expenses noted above, the Fund also indirectly bears its proportional share of the expenses of the underlying Fidelity Central Funds. Annualized expenses of the underlying non-money market Fidelity Central Funds as of their most recent fiscal half year were .01%.

 C 5% return per year before expenses

 D Hypothetical expenses are equal to each Class' annualized expense ratio, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period). In addition to the expenses noted above, the Fund also indirectly bears its proportional share of the expenses of the underlying Fidelity Central Funds. Annualized expenses of the underlying non-money market Fidelity Central Funds as of their most recent fiscal half year were .01%.

Distributions (Unaudited)

A total of 8.94% of the dividends distributed during the fiscal year was derived from interest on U.S. Government securities which is generally exempt from state income tax.

The fund designates $347,257,138 of distributions paid during the period January 1, 2018 to December 31, 2018 as qualifying to be taxed as interest-related dividends for nonresident alien shareholders.

The fund will notify shareholders in January 2019 of amounts for use in preparing 2018 income tax returns.

Board Approval of Investment Advisory Contracts and Management Fees

Fidelity Advisor Strategic Income Fund

Each year, the Board of Trustees, including the Independent Trustees (together, the Board), votes on the renewal of the management contract with Fidelity Management & Research Company (FMR) and the sub-advisory agreements (together, the Advisory Contracts) for the fund. FMR and the sub-advisers are referred to herein as the Investment Advisers. The Board, assisted by the advice of fund counsel and Independent Trustees' counsel, requests and considers a broad range of information relevant to the renewal of the Advisory Contracts throughout the year.

The Board meets regularly and, at each of its meetings, covers an extensive agenda of topics and materials and considers factors that are relevant to its annual consideration of the renewal of the fund's Advisory Contracts, including the services and support provided to the fund and its shareholders. The Board has established four standing committees (Committees) — Operations, Audit, Fair Valuation, and Governance and Nominating — each composed of and chaired by Independent Trustees with varying backgrounds, to which the Board has assigned specific subject matter responsibilities in order to enhance effective decision-making by the Board. The Operations Committee, of which all of the Independent Trustees are members, meets regularly throughout the year and considers, among other matters, information specifically related to the annual consideration of the renewal of the fund's Advisory Contracts. The Board, acting directly and through its Committees, requests and receives information concerning the annual consideration of the renewal of the fund's Advisory Contracts. The Board also meets as needed to review matters specifically related to the Board's annual consideration of the renewal of the Advisory Contracts. Members of the Board may also meet with trustees of other Fidelity funds through joint ad hoc committees to discuss certain matters relevant to all of the Fidelity funds.

At its September 2018 meeting, the Board unanimously determined to renew the fund's Advisory Contracts. In reaching its determination, the Board considered all factors it believed relevant, including (i) the nature, extent, and quality of the services to be provided to the fund and its shareholders (including the investment performance of the fund); (ii) the competitiveness of the fund's management fee and total expense ratio relative to peer funds; (iii) the total costs of the services to be provided by and the profits to be realized by Fidelity from its relationships with the fund; and (iv) the extent to which, if any, economies of scale exist and would be realized as the fund grows, and whether any economies of scale are appropriately shared with fund shareholders.

In considering whether to renew the Advisory Contracts for the fund, the Board reached a determination, with the assistance of fund counsel and Independent Trustees' counsel and through the exercise of its business judgment, that the renewal of the Advisory Contracts was in the best interests of the fund and its shareholders and that the compensation payable under the Advisory Contracts was fair and reasonable. The Board's decision to renew the Advisory Contracts was not based on any single factor, but rather was based on a comprehensive consideration of all the information provided to the Board at its meetings throughout the year. The Board, in reaching its determination to renew the Advisory Contracts, was aware that shareholders of the fund have a broad range of investment choices available to them, including a wide choice among funds offered by Fidelity's competitors, and that the fund's shareholders, who have the opportunity to review and weigh the disclosure provided by the fund in its prospectus and other public disclosures, have chosen to invest in this fund, which is part of the Fidelity family of funds.

Nature, Extent, and Quality of Services Provided.  The Board considered Fidelity's staffing as it relates to the fund, including the backgrounds of investment personnel of Fidelity, and also considered the fund's investment objective, strategies, and related investment philosophy. The Independent Trustees also had discussions with senior management of Fidelity's investment operations and investment groups. The Board considered the structure of the investment personnel compensation program and whether this structure provides appropriate incentives to act in the best interests of the fund. Additionally, the Board considered the portfolio managers' investments, if any, in the funds that they manage.

Resources Dedicated to Investment Management and Support Services.  The Board reviewed the general qualifications and capabilities of Fidelity's investment staff, including its size, education, experience, and resources, as well as Fidelity's approach to recruiting, managing, and compensating investment personnel. The Board noted that Fidelity has continued to increase the resources devoted to non-U.S. offices, including expansion of Fidelity's global investment organization. The Board also noted that Fidelity's analysts have extensive resources, tools and capabilities that allow them to conduct sophisticated quantitative and fundamental analysis, as well as credit analysis of issuers, counterparties and guarantors. Further, the Board considered that Fidelity's investment professionals have sufficient access to global information and data so as to provide competitive investment results over time, and that those professionals also have access to sophisticated tools that permit them to assess portfolio construction and risk and performance attribution characteristics continuously, as well as to transmit new information and research conclusions rapidly around the world. Additionally, in its deliberations, the Board considered Fidelity's trading, risk management, compliance, and technology and operations capabilities and resources, which are integral parts of the investment management process.

Shareholder and Administrative Services.  The Board considered (i) the nature, extent, quality, and cost of advisory, administrative, and shareholder services performed by the Investment Advisers and their affiliates under the Advisory Contracts and under separate agreements covering transfer agency, pricing and bookkeeping, and securities lending services for the fund; (ii) the nature and extent of the supervision of third party service providers, principally custodians, subcustodians, and pricing vendors; and (iii) the resources devoted to, and the record of compliance with, the fund's compliance policies and procedures. The Board also reviewed the allocation of fund brokerage, including allocations to brokers affiliated with the Investment Advisers, the use of brokerage commissions to pay fund expenses, and the use of "soft" commission dollars to pay for research services.

The Board noted that the growth of fund assets over time across the complex allows Fidelity to reinvest in the development of services designed to enhance the value and convenience of the Fidelity funds as investment vehicles. These services include 24-hour access to account information and market information through telephone representatives and over the Internet, investor education materials and asset allocation tools, and the expanded availability of Fidelity Investor Centers.

Investment in a Large Fund Family.  The Board considered the benefits to shareholders of investing in a Fidelity fund, including the benefits of investing in a fund that is part of a large family of funds offering a variety of investment disciplines and providing a large variety of mutual fund investor services. The Board noted that Fidelity had taken, or had made recommendations that resulted in the Fidelity funds taking, a number of actions over the previous year that benefited particular funds, including: (i) continuing to dedicate additional resources to Fidelity's investment research process, which includes meetings with management of issuers of securities in which the funds invest, and to the support of the senior management team that oversees asset management; (ii) continuing efforts to enhance Fidelity's global research capabilities; (iii) launching new funds and making other enhancements to meet client needs; (iv) launching new share classes of existing funds; (v) eliminating purchase minimums and broadening eligibility requirements for certain funds and share classes; (vi) reducing management fees and total expenses for certain growth equity funds and index funds; (vii) lowering expense caps for certain existing funds and classes, and converting certain voluntary expense caps to contractual caps, to reduce expenses borne by shareholders; (viii) eliminating short-term redemption fees for funds that had such fees; (ix) rationalizing product lines and gaining increased efficiencies from fund mergers and share class consolidations; (x) continuing to develop, acquire and implement systems and technology to improve services to the funds and shareholders, strengthen information security, and increase efficiency; and (xi) continuing to implement enhancements to further strengthen Fidelity's product line to increase investors' probability of success in achieving their investment goals, including retirement income goals.

Investment Performance.  The Board considered whether the fund has operated in accordance with its investment objective, as well as its record of compliance with its investment restrictions and its performance history. The Board noted that there was a portfolio management change for the fund in December 2017.

The Board took into account discussions that occur at Board meetings throughout the year with representatives of the Investment Advisers about fund investment performance. In this regard the Board noted that as part of regularly scheduled fund reviews and other reports to the Board on fund performance, the Board considers annualized return information for the fund for different time periods, measured against one or more appropriate securities market indices, including a customized blended index that reflects the respective weights of the fund's asset classes (each a "benchmark index") and a peer group of funds with similar objectives ("peer group"), if any. In its evaluation of fund investment performance at meetings throughout the year, the Board gave particular attention to information indicating underperformance of certain Fidelity funds for specific time periods and discussed with the Investment Advisers the reasons for such underperformance.

In addition to reviewing absolute and relative fund performance, the Independent Trustees periodically consider the appropriateness of fund performance metrics in evaluating the results achieved. In general, the Independent Trustees believe that fund performance should be evaluated based on gross performance (before fees and expenses but after transaction costs) compared to appropriate benchmark indices, over appropriate time periods that may include full market cycles, and on net performance (after fees and expenses) compared to peer groups, as applicable, over the same periods, taking into account relevant factors including the following: general market conditions; expectations for interest rate levels and credit conditions; issuer-specific information including credit quality; and fund cash flows and other factors. Depending on the circumstances, the Independent Trustees may be satisfied with a fund's performance notwithstanding that it lags its benchmark index or peer group for certain periods.

The Independent Trustees recognize that shareholders evaluate performance on a net basis over their own holding periods, for which one-, three-, and five-year periods are often used as a proxy. For this reason, the performance information reviewed by the Board also included net cumulative calendar year total return information for the fund and an appropriate benchmark index and peer group for the most recent one-, three-, and five-year periods.

Based on its review, the Board concluded that the nature, extent, and quality of services provided to the fund under the Advisory Contracts should continue to benefit the shareholders of the fund.

Competitiveness of Management Fee and Total Expense Ratio.  The Board considered the fund's management fee and total expense ratio compared to "mapped groups" of competitive funds and classes created for the purpose of facilitating the Trustees' competitive analysis of management fees and total expenses. Fidelity creates "mapped groups" by combining similar Lipper investment objective categories that have comparable investment mandates. Combining Lipper investment objective categories aids the Board's management fee and total expense ratio comparisons by broadening the competitive group used for comparison.

Management Fee.  The Board considered two proprietary management fee comparisons for the 12-month periods shown in basis points (BP) in the chart below. The group of Lipper funds used by the Board for management fee comparisons is referred to below as the "Total Mapped Group." The Total Mapped Group comparison focuses on a fund's standing in terms of gross management fees before expense reimbursements or caps relative to the total universe of funds with comparable investment mandates, regardless of whether their management fee structures also are comparable. Funds with comparable investment mandates offer exposure to similar types of securities. Funds with comparable management fee structures have similar management fee contractual arrangements (e.g., flat rate charged for advisory services, all-inclusive fee rate, etc.). "TMG %" represents the percentage of funds in the Total Mapped Group that had management fees that were lower than the fund's. For example, a hypothetical TMG % of 20% would mean that 80% of the funds in the Total Mapped Group had higher, and 20% had lower, management fees than the fund. The fund's actual TMG %s and the number of funds in the Total Mapped Group are in the chart below. The "Asset-Size Peer Group" (ASPG) comparison focuses on a fund's standing relative to a subset of non-Fidelity funds within the Total Mapped Group that are similar in size and management fee structure. For example, if a fund is in the first quartile of the ASPG, the fund's management fee ranks in the least expensive or lowest 25% of funds in the ASPG. The ASPG represents at least 15% of the funds in the Total Mapped Group with comparable asset size and management fee structures, subject to a minimum of 50 funds (or all funds in the Total Mapped Group if fewer than 50). Additional information, such as the ASPG quartile in which the fund's management fee rate ranked, is also included in the chart and was considered by the Board.

Fidelity Advisor Strategic Income Fund

The Board noted that the fund's management fee rate ranked below the median of its Total Mapped Group and equal to the median of its ASPG for 2017.

The Board noted that it and the boards of other Fidelity funds formed an ad hoc Committee on Group Fee, which meets periodically, to conduct an in-depth review of the "group fee" component of the management fee of funds with such management fee structures. The Committee's focus included the mechanics of the group fee, the competitive landscape of group fee structures, Fidelity funds with no group fee component and investment products not included in group fee assets. The Board also considered that, for funds subject to the group fee, FMR agreed to voluntarily waive fees over a specified period of time in amounts designed to account for assets converted from certain funds to certain collective investment trusts.

Based on its review, the Board concluded that the fund's management fee is fair and reasonable in light of the services that the fund receives and the other factors considered.

Total Expense Ratio.  In its review of each class's total expense ratio, the Board considered the fund's management fee rate as well as other fund or class expenses, as applicable, such as transfer agent fees, pricing and bookkeeping fees, fund-paid 12b-1 fees, and custodial, legal, and audit fees. The Board also noted that Fidelity may agree to waive fees and expenses from time to time, and the extent to which, if any, it has done so for the fund. As part of its review, the Board also considered the current and historical total expense ratios of each class of the fund compared to competitive fund median expenses. Each class of the fund is compared to those funds and classes in the Total Mapped Group (used by the Board for management fee comparisons) that have a similar sales load structure.

The Board noted that the total expense ratio of each of Class A and Class M ranked below the competitive median for 2017, and the total expense ratio of each of Class C and Class I ranked equal to the competitive median for 2017.

Fees Charged to Other Fidelity Clients.  The Board also considered Fidelity fee structures and other information with respect to clients of Fidelity, such as other funds advised or subadvised by Fidelity, pension plan clients, and other institutional clients with similar mandates. The Board noted that a joint ad hoc committee created by it and the boards of other Fidelity funds periodically reviews and compares Fidelity's institutional investment advisory business with its business of providing services to the Fidelity funds and also noted the most recent findings of the committee. The Board noted that the committee's review included a consideration of the differences in services provided, fees charged, and costs incurred, as well as competition in the markets serving the different categories of clients.

Based on its review of total expense ratios and fees charged to other Fidelity clients, the Board concluded that the total expense ratio of each class of the fund was reasonable in light of the services that the fund and its shareholders receive and the other factors considered.

Costs of the Services and Profitability.  The Board considered the revenues earned and the expenses incurred by Fidelity in conducting the business of developing, marketing, distributing, managing, administering and servicing the fund and servicing the fund's shareholders. The Board also considered the level of Fidelity's profits in respect of all the Fidelity funds.

On an annual basis, Fidelity presents to the Board information about the profitability of its relationships with the fund. Fidelity calculates profitability information for each fund, as well as aggregate profitability information for groups of Fidelity funds and all Fidelity funds, using a series of detailed revenue and cost allocation methodologies which originate with the books and records of Fidelity on which Fidelity's audited financial statements are based. The Audit Committee of the Board reviews any significant changes from the prior year's methodologies.

PricewaterhouseCoopers LLP (PwC), auditor to Fidelity and certain Fidelity funds, has been engaged annually by the Board as part of the Board's assessment of Fidelity's profitability analysis. PwC's engagement includes the review and assessment of the methodologies used by Fidelity in determining the revenues and expenses attributable to Fidelity's mutual fund business, and completion of agreed-upon procedures in respect of the mathematical accuracy of the fund profitability information and its conformity to established allocation methodologies. After considering PwC's reports issued under the engagement and information provided by Fidelity, the Board concluded that while other allocation methods may also be reasonable, Fidelity's profitability methodologies are reasonable in all material respects.

The Board also reviewed Fidelity's non-fund businesses and potential indirect benefits such businesses may have received as a result of their association with Fidelity's mutual fund business (i.e., fall-out benefits) as well as cases where Fidelity's affiliates may benefit from the fund's business. The Board noted that changes to fall-out benefits year-over-year reflect business developments at Fidelity's various businesses.

The Board considered the costs of the services provided by and the profits realized by Fidelity in connection with the operation of the fund and was satisfied that the profitability was not excessive.

Economies of Scale.  The Board considered whether there have been economies of scale in respect of the management of the Fidelity funds, whether the Fidelity funds (including the fund) have appropriately benefited from any such economies of scale, and whether there is potential for realization of any further economies of scale. The Board considered the extent to which the fund will benefit from economies of scale as assets grow through increased services to the fund, through waivers or reimbursements, or through fee or expense ratio reductions. The Board also noted that a committee (the Economies of Scale Committee) created by it and the boards of other Fidelity funds periodically analyzes whether Fidelity attains economies of scale in respect of the management and servicing of the Fidelity funds, whether the Fidelity funds have appropriately benefited from such economies of scale, and whether there is potential for realization of any further economies of scale.

The Board recognized that the fund's management contract incorporates a "group fee" structure, which provides for lower group fee rates as total group assets increase, and for higher group fee rates as total group assets decrease (with "group assets" defined to include fund assets under FMR's management plus the assets of sector funds previously under FMR's management). FMR calculates the group fee rates based on a tiered asset "breakpoint" schedule that varies based on asset class. The Board considered that the group fee is designed to deliver the benefits of economies of scale to fund shareholders when total Fidelity fund assets increase, even if assets of any particular fund are unchanged or have declined, because some portion of Fidelity's costs are attributable to services provided to all Fidelity funds, and all funds benefit if those costs can be allocated among more assets. The Board concluded that, given the group fee structure, fund shareholders will benefit from lower management fees as group assets increase at the fund complex level, regardless of whether Fidelity achieves any such economies of scale.

The Board concluded, taking into account the analysis of the Economies of Scale Committee, that economies of scale, if any, are being appropriately shared between fund shareholders and Fidelity.

Additional Information Requested by the Board.  In order to develop fully the factual basis for consideration of the Fidelity funds' advisory contracts, the Board requested and received additional information on certain topics, including: (i) Fidelity's fund profitability methodology, profitability trends for certain funds, the allocation of various costs to different funds, and the impact of certain factors on fund profitability results; (ii) portfolio manager changes that have occurred during the past year and the amount of the investment that each portfolio manager has made in the Fidelity fund(s) that he or she manages; (iii) Fidelity's compensation structure for portfolio managers, research analysts, and other key personnel, including its effects on fund profitability, the rationale for the compensation structure, and the extent to which current market conditions have affected retention and recruitment; (iv) the arrangements with and compensation paid to certain fund sub-advisers on behalf of the Fidelity funds and the treatment of such compensation within Fidelity's fund profitability methodology; (v) the terms of Fidelity's voluntary expense limitation agreements; (vi) the methodology with respect to competitive fund data and peer group classifications; (vii) Fidelity's transfer agent fee, expense, and service structures for different funds and classes relative to competitive trends, and the impact of the increased use of omnibus accounts; (viii) new developments in the retail and institutional marketplaces and the competitive positioning of the funds relative to other investment products and services; (ix) the impact of recent changes to the money market fund landscape, including the full implementation of money market fund reform and rising interest rates, on Fidelity's money market funds; (x) the funds' share class structures and distribution channels; and (xi) explanations regarding the relative total expense ratios of certain funds and classes, total expense competitive trends and methodologies for total expense competitive comparisons, and actions that might be taken by Fidelity to reduce total expense ratios for certain classes. In addition, the Board considered its discussions with Fidelity throughout the year regarding enhanced information security initiatives and the funds' fair valuation policies.

Based on its evaluation of all of the conclusions noted above, and after considering all factors it believed relevant, the Board concluded that the advisory fee arrangements are fair and reasonable, and that the fund's Advisory Contracts should be renewed.

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1.540220.121

Fidelity® Strategic Income Fund Annual Report December 31, 2018 Fidelity® Strategic Income Fund is a class of Fidelity Advisor® Strategic Income Fund

Beginning on January 1, 2021, as permitted by regulations adopted by the Securities and Exchange Commission, paper copies of a fund’s shareholder reports will no longer be sent by mail, unless you specifically request paper copies of the reports from the fund or from your financial intermediary, such as a financial advisor, broker-dealer or bank. Instead, the reports will be made available on a website, and you will be notified by mail each time a report is posted and provided with a website link to access the report.

If you already elected to receive shareholder reports electronically, you will not be affected by this change and you need not take any action. You may elect to receive shareholder reports and other communications from a fund electronically, by contacting your financial intermediary. For Fidelity customers, visit Fidelity's web site or call Fidelity using the contact information listed below.

You may elect to receive all future reports in paper free of charge. If you wish to continue receiving paper copies of your shareholder reports, you may contact your financial intermediary or, if you are a Fidelity customer, visit Fidelity’s website, or call Fidelity at the applicable toll-free number listed below. Your election to receive reports in paper will apply to all funds held with the fund complex/your financial intermediary.

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Contents

Performance
Management's Discussion of Fund Performance
Investment Summary
Schedule of Investments
Financial Statements
Notes to Financial Statements
Report of Independent Registered Public Accounting Firm
Trustees and Officers
Shareholder Expense Example
Distributions
Board Approval of Investment Advisory Contracts and Management Fees

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov.

You may also call 1-800-544-8544 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third-party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2019 FMR LLC. All rights reserved.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the Fund. This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC’s web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330.

For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.institutional.fidelity.com, or http://www.401k.com, as applicable.

NOT FDIC INSURED •MAY LOSE VALUE •NO BANK GUARANTEE

Neither the Fund nor Fidelity Distributors Corporation is a bank.

Performance: The Bottom Line

Average annual total return reflects the change in the value of an investment, assuming reinvestment of distributions from dividend income and capital gains (the profits earned upon the sale of securities that have grown in value, if any) and assuming a constant rate of performance each year. The hypothetical investment and the average annual total returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. During periods of reimbursement by Fidelity, a fund’s total return will be greater than it would be had the reimbursement not occurred. How a fund did yesterday is no guarantee of how it will do tomorrow.

Average Annual Total Returns

For the periods ended December 31, 2018	Past 1 year	Past 5 years	Past 10 years
Class A (incl. 4.00% sales charge)	(6.83)%	2.06%	6.32%
Class M (incl. 4.00% sales charge)	(6.83)%	2.04%	6.32%
Class C (incl. contingent deferred sales charge)	(4.54)%	2.13%	5.96%
Fidelity® Strategic Income Fund	(2.71)%	3.13%	7.00%
Class I	(2.71)%	3.13%	7.00%
Class Z	(2.70)%	3.14%	7.00%

 Class C shares' contingent deferred sales charges included in the past one year, past five years and past ten years total return figures are 1%, 0% and 0%, respectively.

 The initial offering of Class Z shares took place on October 2, 2018. Returns prior to October 2, 2018, are those of Class I.

 The initial offering of Fidelity® Strategic Income Fund shares took place on April 13, 2018. Returns prior to April 13, 2018 are those of Class I.

$10,000 Over 10 Years

Let's say hypothetically that $10,000 was invested in Fidelity® Strategic Income Fund, a class of the fund, on December 31, 2008.

The chart shows how the value of your investment would have changed, and also shows how the Bloomberg Barclays U.S. Universal Bond Index performed over the same period.

See previous page for additional information regarding the performance of Fidelity® Strategic Income Fund.

Period Ending Values
$19,670	Fidelity® Strategic Income Fund
$14,884	Bloomberg Barclays U.S. Universal Bond Index

Management's Discussion of Fund Performance

Market Recap:  In 2018, the U.S. economy continued its robust expansion, even as volatile financial markets in the fourth quarter suggested investors were becoming nervous about the pace of that growth. Against this backdrop, the Fidelity Strategic Income Composite Index℠ returned -1.44%, with three of the five asset classes reflected in this index losing ground. Non-U.S. developed-market bonds struggled amid a variety of factors, including escalating trade tension, a surging U.S. dollar, tepid economic growth in Europe, global central bank tightening, concerns about Italy’s budget stalemate with the EU, and weakness in China. For the year, the Bloomberg Barclays Global Aggregate Developed Markets GDP Weighted ex USD Index returned -3.08%. Several of these aforementioned factors, coupled with the generally “risk off” environment that spurred higher-quality bonds to outperform riskier credits, also weighed on emerging-market bonds, as the Bloomberg Barclays Emerging Markets Aggregate USD Bond Index returned -2.46%. Meanwhile, U.S. high-yield bonds, as measured by the ICE BofAML®U.S. High Yield Constrained Index, returned -2.27%, reflecting widening credit spreads. U.S. Treasuries gained modest ground, with the Bloomberg Barclays US Government Bond Index adding 0.88%. Of final note, following a turbulent December, floating-rate bank loans eked out a 0.60% gain in 2018, as measured by the S&P/LSTA® Leveraged Performing Loan Index.

Comments from Portfolio Manager Adam Kramer:  For the year, the fund's share classes (excluding sales charges, if applicable) returned about -3% to -4%, lagging the -0.25% result of our primary benchmark, the Bloomberg Barclays U.S. Universal Bond Index, as well as the -1.44% return of the Fidelity Strategic Income Composite Index℠. We see the Composite index, given its mix of investments, as a closer match for the fund. By far, the biggest negative came from subpar security selection in the fund's high-yield bond subportfolio. Security selection in the fund's emerging-markets debt subportfolio also detracted, though to a lesser extent. On the positive side, asset allocation was positive overall, including our decision to overweight floating-rate debt. These securities' high yields and limited duration added to their performance in a mostly rising interest-rate environment. Another source of added value was our small position in long-dated U.S. Treasury futures, which we added to the portfolio around midyear. This modest out-of-benchmark allocation contributed to relative performance, given that Treasuries outperformed the Composite index. Another positive performance factor was our underweighting in non-U.S. developed market debt, the worst-performing category in the fund's investment universe. In contrast, the only negative performance factor stemming from asset allocation was our slight underweighting in U.S. government bonds, which in total outperformed the index for the year.

The views expressed above reflect those of the portfolio manager(s) only through the end of the period as stated on the cover of this report and do not necessarily represent the views of Fidelity or any other person in the Fidelity organization. Any such views are subject to change at any time based upon market or other conditions and Fidelity disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a Fidelity fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any Fidelity fund.

Notes to Shareholders:  On December 1, 2018, Timothy Gill assumed co-management responsibilities for the emerging-markets debt subportfolio, joining Co-Manager Jonathan Kelly. On March 28, 2019, Ario Emami Nejad and Rosie McMellin will assume co-management responsibilities for the Developed Market Debt subportfolio, succeeding David Simner.

Investment Summary (Unaudited)

The information in the following tables is based on the combined investments of the Fund and its pro-rata share of the investments of Fidelity's Fixed-Income Central Funds.

Top Five Holdings as of December 31, 2018

(by issuer, excluding cash equivalents)	% of fund's net assets
U.S. Treasury Obligations	16.0
Freddie Mac	2.4
Ginnie Mae guaranteed REMIC pass-thru certificates	2.4
Japan Government	2.3
Ally Financial, Inc.	1.6
24.7

Top Five Market Sectors as of December 31, 2018

% of fund's net assets
Financials	13.0
Energy	8.4
Communication Services	7.6
Consumer Discretionary	5.9
Information Technology	4.3

Quality Diversification (% of fund's net assets)

As of December 31, 2018
U.S. Government and U.S. Government Agency Obligations*	23.7%
AAA,AA,A	9.2%
BBB	6.4%
BB	21.0%
B	20.9%
CCC,CC,C	5.0%
Not Rated	1.3%
Equities	4.9%
Short-Term Investments and Net Other Assets	7.6%

 * Includes NCUA Guaranteed Notes

We have used ratings from Moody's Investors Service, Inc. Where Moody's® ratings are not available, we have used S&P® ratings. All ratings are as of the date indicated and do not reflect subsequent changes.

Asset Allocation (% of fund's net assets)

As of December 31, 2018*,**
Preferred Securities	5.1%
Corporate Bonds	33.6%
U.S. Government and U.S. Government Agency Obligations***	23.7%
Foreign Government & Government Agency Obligations	14.7%
Bank Loan Obligations	9.6%
Stocks	4.9%
Other Investments	0.8%
Short-Term Investments and Net Other Assets (Liabilities)	7.6%

 * Futures and Swaps - 5.0%

 ** Foreign investments - 31.5%

 *** Includes NCUA Guaranteed Notes

An unaudited holdings listing for the Fund, which presents direct holdings as well as the pro-rata share of any securities and other investments held indirectly through its investment in underlying non-money market Fidelity Central Funds, is available at fidelity.com and/or institutional.fidelity.com, as applicable.

Percentages in the above tables are adjusted for the effect of TBA Sale Commitments.

Schedule of Investments December 31, 2018

Showing Percentage of Net Assets

Corporate Bonds - 33.3%
		Principal Amount (000s)(a)	Value (000s)
Convertible Bonds - 0.0%
CONSUMER DISCRETIONARY - 0.0%
Auto Components - 0.0%
Exide Technologies 7% 4/30/25 pay-in-kind (b)		$2,080	$1,144
Nonconvertible Bonds - 33.3%
COMMUNICATION SERVICES - 5.7%
Diversified Telecommunication Services - 1.6%
AT&T, Inc. 3.15% 9/4/36	EUR	23,750	25,930
Axtel S.A.B. de CV 6.375% 11/14/24 (c)		5,315	5,046
C&W Senior Financing Designated Activity Co. 6.875% 9/15/27 (c)		2,835	2,601
Citizens Communications Co.:
7.875% 1/15/27		7,400	3,589
9% 8/15/31		7,200	3,852
Colombia Telecomunicaciones SA 5.375% 9/27/22 (c)		3,629	3,615
Frontier Communications Corp. 8.5% 4/1/26 (c)		18,610	16,284
GCI, Inc. 6.875% 4/15/25		8,000	7,760
GTH Finance BV:
6.25% 4/26/20 (c)		1,915	1,939
7.25% 4/26/23 (c)		13,950	14,295
Oztel Holdings SPC Ltd. 5.625% 10/24/23 (c)		3,445	3,287
Sable International Finance Ltd. 6.875% 8/1/22 (c)		22,320	22,778
SFR Group SA:
7.375% 5/1/26 (c)		62,475	57,321
8.125% 2/1/27 (c)		4,495	4,237
Sprint Capital Corp.:
6.875% 11/15/28		17,187	16,242
8.75% 3/15/32		23,773	25,081
Telefonica Celular del Paraguay SA 6.75% 12/13/22 (c)		7,090	7,150
Telenet Finance Luxembourg Notes SARL 5.5% 3/1/28 (c)		15,000	13,575
Turk Telekomunikasyon A/S 3.75% 6/19/19 (c)		3,585	3,534
U.S. West Communications:
6.875% 9/15/33		4,080	3,647
7.25% 9/15/25		955	984
UPCB Finance IV Ltd. 5.375% 1/15/25 (c)		8,745	8,178
Virgin Media Finance PLC 4.875% 2/15/22		10,085	9,959
			260,884
Entertainment - 0.6%
Lions Gate Entertainment Corp. 5.875% 11/1/24 (c)		2,640	2,587
Livent, Inc. 9.375% 10/15/04 (d)(e)		300	0
Netflix, Inc.:
4.375% 11/15/26		7,840	7,089
5.375% 2/1/21		4,090	4,141
5.75% 3/1/24		7,090	7,187
5.875% 2/15/25		19,110	19,277
5.875% 11/15/28 (c)		38,210	37,233
New Cotai LLC/New Cotai Capital Corp. 10.625% 5/1/19 pay-in-kind (b)(c)		18,089	9,949
WMG Acquisition Corp. 5.625% 4/15/22 (c)		1,458	1,454
			88,917
Media - 2.3%
Altice SA 7.625% 2/15/25 (c)		23,445	17,525
Block Communications, Inc. 6.875% 2/15/25 (c)		5,740	5,754
Cablevision SA 6.5% 6/15/21 (c)		2,466	2,377
CCO Holdings LLC/CCO Holdings Capital Corp.:
5% 2/1/28 (c)		32,070	29,504
5.125% 2/15/23		18,635	18,169
5.125% 5/1/23 (c)		10,230	9,949
5.125% 5/1/27 (c)		42,005	39,123
5.375% 5/1/25 (c)		10,230	9,808
5.5% 5/1/26 (c)		12,355	11,876
5.75% 9/1/23		4,645	4,622
5.75% 1/15/24		8,170	8,088
5.75% 2/15/26 (c)		13,895	13,617
5.875% 5/1/27 (c)		10,315	10,006
CSC Holdings LLC:
5.125% 12/15/21 (c)		11,900	11,662
5.375% 2/1/28 (c)		13,855	12,742
5.5% 5/15/26 (c)		31,192	29,398
7.5% 4/1/28 (c)		8,475	8,454
Globo Comunicacao e Participacoes SA:
4.843% 6/8/25 (c)		6,195	5,833
4.875% 4/11/22 (c)		3,540	3,501
5.125% 3/31/27 (c)		2,505	2,318
iHeartCommunications, Inc. 11.25% 3/1/21 (c)(d)		7,710	4,934
Liberty Media Corp.:
8.25% 2/1/30		4,695	4,578
8.5% 7/15/29		6,265	6,296
Nielsen Finance LLC/Nielsen Finance Co. 5% 4/15/22 (c)		4,490	4,288
Quebecor Media, Inc. 5.75% 1/15/23		14,205	14,276
Sirius XM Radio, Inc.:
4.625% 5/15/23 (c)		4,550	4,357
5% 8/1/27 (c)		8,740	7,986
5.375% 4/15/25 (c)		8,845	8,381
5.375% 7/15/26 (c)		7,940	7,424
Tegna, Inc. 5.5% 9/15/24 (c)		1,640	1,589
TV Azteca SA de CV 8.25% 8/9/24 (Reg. S)		23,015	22,095
Videotron Ltd. 5.125% 4/15/27 (c)		7,325	6,922
VTR Finance BV 6.875% 1/15/24 (c)		10,062	10,062
Ziggo Bond Finance BV:
5.875% 1/15/25 (c)		825	745
6% 1/15/27 (c)		7,930	6,939
Ziggo Secured Finance BV 5.5% 1/15/27 (c)		15,855	14,190
			379,388
Wireless Telecommunication Services - 1.2%
America Movil S.A.B. de CV 6.45% 12/5/22	MXN	139,360	6,258
Comcel Trust 6.875% 2/6/24 (c)		9,890	10,070
Digicel Group Ltd. 6.75% 3/1/23(c)		4,120	3,260
Intelsat Jackson Holdings SA 5.5% 8/1/23		16,050	13,964
Millicom International Cellular SA 6% 3/15/25 (c)		4,210	4,160
MTN (Mauritius) Investments Ltd.:
5.373% 2/13/22 (c)		1,400	1,358
6.5% 10/13/26 (c)		2,670	2,598
MTS International Funding Ltd. 5% 5/30/23 (c)		2,855	2,779
Sprint Communications, Inc. 6% 11/15/22		21,320	20,922
Sprint Corp.:
7.125% 6/15/24		40,417	40,056
7.625% 2/15/25		22,495	22,495
7.625% 3/1/26		14,410	14,230
7.875% 9/15/23		20,450	20,987
T-Mobile U.S.A., Inc.:
6% 4/15/24		6,630	6,630
6.375% 3/1/25		12,399	12,523
TBG Global Pte. Ltd. 5.25% 2/10/22 (Reg. S)		5,650	5,528
			187,818
TOTAL COMMUNICATION SERVICES			917,007
CONSUMER DISCRETIONARY - 3.0%
Auto Components - 0.2%
Allison Transmission, Inc. 5% 10/1/24 (c)		7,960	7,642
Delphi Technologies PLC 5% 10/1/25 (c)		7,945	6,674
Exide Technologies 11% 4/30/22 pay-in-kind (b)(c)		2,037	1,629
Metalsa SA de CV 4.9% 4/24/23 (c)		19,202	18,264
Tenneco, Inc. 5% 7/15/26		5,815	4,473
			38,682
Automobiles - 0.2%
Renault SA 2% 9/28/26 (Reg. S)	EUR	25,500	28,870
Distributors - 0.0%
LKQ Corp. 4.75% 5/15/23		2,025	1,924
Hotels, Restaurants & Leisure - 1.9%
1011778 BC Unlimited Liability Co./New Red Finance, Inc. 5% 10/15/25 (c)		39,105	35,977
Boyd Gaming Corp.:
6% 8/15/26		3,845	3,595
6.375% 4/1/26		2,425	2,346
Cedar Fair LP/Canada's Wonderland Co. 5.375% 4/15/27		4,130	3,903
Choice Hotels International, Inc. 5.75% 7/1/22		2,690	2,744
Churchill Downs, Inc. 4.75% 1/15/28 (c)		5,405	4,890
Delta Merger Sub, Inc. 6% 9/15/26 (c)		4,775	4,512
Eldorado Resorts, Inc. 6% 4/1/25		13,365	12,892
FelCor Lodging LP 6% 6/1/25		7,895	8,073
Golden Nugget, Inc.:
6.75% 10/15/24 (c)		14,400	13,572
8.75% 10/1/25 (c)		14,520	13,976
Hilton Domestic Operating Co., Inc. 5.125% 5/1/26 (c)		10,820	10,387
Hilton Worldwide Finance LLC/Hilton Worldwide Finance Corp.:
4.625% 4/1/25		11,100	10,517
4.875% 4/1/27		5,210	4,884
International Game Technology PLC 6.25% 1/15/27 (c)		9,960	9,562
Jacobs Entertainment, Inc. 7.875% 2/1/24 (c)		1,815	1,869
KFC Holding Co./Pizza Hut Holding LLC:
4.75% 6/1/27 (c)		5,590	5,199
5% 6/1/24 (c)		6,145	5,930
5.25% 6/1/26 (c)		6,145	5,945
LHMC Finco SARL 7.875% 12/20/23 (c)		7,190	7,102
LTF Merger Sub, Inc. 8.5% 6/15/23 (c)		5,255	5,321
Marriott Ownership Resorts, Inc. 6.5% 9/15/26 (c)		5,580	5,385
MCE Finance Ltd. 4.875% 6/6/25 (c)		17,840	16,382
Merlin Entertainments PLC 5.75% 6/15/26 (c)		7,215	7,125
MGM Growth Properties Operating Partnership LP 5.625% 5/1/24		4,740	4,693
MGM Mirage, Inc.:
4.625% 9/1/26		5,545	4,977
5.75% 6/15/25		15,170	14,436
Penn National Gaming, Inc. 5.625% 1/15/27 (c)		1,475	1,320
Silversea Cruises 7.25% 2/1/25 (c)		3,090	3,267
Six Flags Entertainment Corp.:
4.875% 7/31/24 (c)		4,070	3,836
5.5% 4/15/27 (c)		2,160	2,036
Stars Group Holdings BV 7% 7/15/26 (c)		9,450	9,190
Station Casinos LLC 5% 10/1/25 (c)		7,275	6,584
Studio City Co. Ltd.:
5.875% 11/30/19 (c)		5,135	5,174
7.25% 11/30/21 (c)		13,360	13,609
Viking Cruises Ltd. 5.875% 9/15/27 (c)		3,395	3,166
Voc Escrow Ltd. 5% 2/15/28 (c)		6,285	5,798
Wynn Las Vegas LLC/Wynn Las Vegas Capital Corp. 5.25% 5/15/27 (c)		5,644	4,967
Wynn Macau Ltd.:
4.875% 10/1/24 (c)		7,965	7,089
5.5% 10/1/27 (c)		14,445	12,567
			304,797
Household Durables - 0.4%
Lennar Corp. 4.75% 11/29/27		7,175	6,475
LGI Homes, Inc. 6.875% 7/15/26 (c)		7,205	6,466
Reynolds Group Issuer, Inc./Reynolds Group Issuer LLC/Reynolds Group Issuer (Luxembourg) SA:
5.125% 7/15/23 (c)		16,005	15,245
7% 7/15/24 (c)		4,630	4,410
Taylor Morrison Communities, Inc./Monarch Communities, Inc. 5.875% 4/15/23 (c)		6,160	5,944
Toll Brothers Finance Corp.:
4.375% 4/15/23		4,998	4,686
5.625% 1/15/24		2,345	2,298
TRI Pointe Homes, Inc.:
4.375% 6/15/19		2,335	2,317
5.875% 6/15/24		11,770	10,505
William Lyon Homes, Inc.:
5.875% 1/31/25		4,625	3,931
6% 9/1/23		4,385	3,947
			66,224
Internet & Direct Marketing Retail - 0.3%
Netflix, Inc. 4.875% 4/15/28		16,980	15,491
Zayo Group LLC/Zayo Capital, Inc.:
5.75% 1/15/27 (c)		19,125	17,069
6% 4/1/23		8,385	7,934
6.375% 5/15/25		1,440	1,339
			41,833
Specialty Retail - 0.0%
Penske Automotive Group, Inc. 5.5% 5/15/26		5,975	5,557
Sonic Automotive, Inc. 6.125% 3/15/27		1,900	1,663
			7,220
TOTAL CONSUMER DISCRETIONARY			489,550
CONSUMER STAPLES - 1.0%
Beverages - 0.0%
Central American Bottling Corp. 5.75% 1/31/27 (c)		1,295	1,267
Food & Staples Retailing - 0.2%
ESAL GmbH 6.25% 2/5/23 (c)		26,065	25,805
Food Products - 0.8%
B&G Foods, Inc. 4.625% 6/1/21		9,715	9,472
CF Industries Holdings, Inc.:
4.95% 6/1/43		7,270	5,634
5.15% 3/15/34		7,265	6,103
5.375% 3/15/44		7,275	5,893
JBS Investments GmbH 7.25% 4/3/24 (c)		27,930	28,154
JBS Investments II GmbH 7% 1/15/26 (c)		9,110	8,928
JBS U.S.A. LLC/JBS U.S.A. Finance, Inc.:
5.75% 6/15/25 (c)		14,440	13,790
5.875% 7/15/24 (c)		4,435	4,346
6.75% 2/15/28 (c)		10,725	10,457
Lamb Weston Holdings, Inc.:
4.625% 11/1/24 (c)		5,230	5,086
4.875% 11/1/26 (c)		5,285	5,074
Pilgrim's Pride Corp. 5.75% 3/15/25 (c)		12,675	11,883
Post Holdings, Inc.:
5% 8/15/26 (c)		12,030	10,947
5.5% 3/1/25 (c)		6,385	6,128
5.75% 3/1/27 (c)		4,885	4,580
			136,475
Personal Products - 0.0%
First Quality Finance Co., Inc. 5% 7/1/25 (c)		2,840	2,542
TOTAL CONSUMER STAPLES			166,089
ENERGY - 6.6%
Energy Equipment & Services - 0.8%
Borets Finance DAC 6.5% 4/7/22 (c)		7,425	7,273
Compressco Partners LP/Compressco Finance, Inc. 7.5% 4/1/25 (c)		7,195	6,691
Ensco PLC:
4.5% 10/1/24		8,597	5,588
5.2% 3/15/25		3,525	2,344
5.75% 10/1/44		7,690	4,298
7.75% 2/1/26		4,330	3,204
Exterran Energy Solutions LP 8.125% 5/1/25		3,270	3,139
Exterran Partners LP/EXLP Finance Corp. 6% 10/1/22		6,090	5,725
Forum Energy Technologies, Inc. 6.25% 10/1/21		10,950	9,636
Jonah Energy LLC 7.25% 10/15/25 (c)		8,485	5,430
Noble Holding International Ltd. 8.95% 4/1/45 (b)		1,500	1,140
SESI LLC 7.75% 9/15/24		4,340	3,450
Southern Gas Corridor CJSC 6.875% 3/24/26 (c)		6,240	6,739
Summit Midstream Holdings LLC 5.75% 4/15/25		5,285	4,862
The Oil and Gas Holding Co.:
7.5% 10/25/27 (c)		6,075	5,984
7.625% 11/7/24 (c)		2,150	2,205
Transocean Guardian Ltd. 5.875% 1/15/24 (c)		10,290	9,853
Transocean Pontus Ltd. 6.125% 8/1/25 (c)		6,475	6,248
Transocean, Inc.:
7.25% 11/1/25 (c)		7,140	6,230
7.5% 1/15/26 (c)		7,620	6,687
9% 7/15/23 (c)		15,685	15,607
Trinidad Drilling Ltd. 6.625% 2/15/25 (c)		3,045	3,071
Unit Corp. 6.625% 5/15/21		1,660	1,511
Weatherford International, Inc. 9.875% 3/1/25 (c)		2,880	1,750
			128,665
Oil, Gas & Consumable Fuels - 5.8%
American Energy-Permian Basin LLC/AEPB Finance Corp. 13% 11/30/20 (c)		12,505	13,005
Antero Midstream Partners LP/Antero Midstream Finance Corp. 5.375% 9/15/24		3,090	2,881
Antero Resources Corp.:
5.125% 12/1/22		570	536
5.625% 6/1/23 (Reg. S)		7,956	7,558
Antero Resources Finance Corp. 5.375% 11/1/21		3,965	3,826
Callon Petroleum Co. 6.125% 10/1/24		2,855	2,655
Carrizo Oil & Gas, Inc. 6.25% 4/15/23		5,395	4,990
Cheniere Corpus Christi Holdings LLC:
5.125% 6/30/27		7,485	7,066
5.875% 3/31/25		4,590	4,567
7% 6/30/24		9,150	9,653
Cheniere Energy Partners LP 5.625% 10/1/26 (c)		7,160	6,695
Chesapeake Energy Corp. 8% 1/15/25		4,005	3,534
Citgo Holding, Inc. 10.75% 2/15/20 (c)		39,018	39,798
CNX Midstream Partners LP 6.5% 3/15/26 (c)		3,935	3,738
Comstock Escrow Corp. 9.75% 8/15/26 (c)		26,880	22,714
Consolidated Energy Finance SA:
3 month U.S. LIBOR + 3.750% 6.5382% 6/15/22 (b)(c)(f)		1,820	1,815
6.5% 5/15/26 (c)		7,215	6,908
6.875% 6/15/25 (c)		3,640	3,466
Crestwood Midstream Partners LP/Crestwood Midstream Finance Corp. 5.75% 4/1/25		5,550	5,148
CVR Refining LLC/Coffeyville Finance, Inc. 6.5% 11/1/22		18,040	17,769
DCP Midstream LLC 5.85% 5/21/43 (b)(c)		10,780	8,624
Denbury Resources, Inc.:
4.625% 7/15/23		9,115	5,355
5.5% 5/1/22		23,895	15,771
6.375% 8/15/21		13,425	9,767
7.5% 2/15/24 (c)		16,300	13,122
9% 5/15/21 (c)		26,295	24,586
9.25% 3/31/22 (c)		3,260	3,007
Diamondback Energy, Inc.:
4.75% 11/1/24		6,530	6,301
5.375% 5/31/25		3,090	3,013
DTEK Finance PLC 10.75% 12/31/24 pay-in-kind (b)		17,195	15,795
Endeavor Energy Resources LP/EER Finance, Inc.:
5.5% 1/30/26 (c)		3,070	3,147
5.75% 1/30/28 (c)		3,090	3,152
Energy Transfer Equity LP 5.5% 6/1/27		12,065	11,763
EnLink Midstream Partners LP:
4.15% 6/1/25		5,990	5,403
4.4% 4/1/24		5,980	5,635
EP Energy LLC/Everest Acquisition Finance, Inc.:
7.75% 5/15/26 (c)		35,125	31,086
8% 11/29/24 (c)		5,850	4,358
Extraction Oil & Gas, Inc. 7.375% 5/15/24 (c)		4,315	3,560
Frontera Energy Corp. 9.7% 6/25/23 (c)		5,595	5,518
Genesis Energy LP/Genesis Energy Finance Corp. 6.25% 5/15/26		5,405	4,635
Georgian Oil & Gas Corp. 6.75% 4/26/21 (c)		5,493	5,495
Global Partners LP/GLP Finance Corp.:
6.25% 7/15/22		1,980	1,871
7% 6/15/23		8,125	7,719
Gran Tierra Energy International Holdings Ltd. 6.25% 2/15/25 (c)		2,615	2,429
Hess Infrastructure Partners LP 5.625% 2/15/26 (c)		9,140	8,843
Hilcorp Energy I LP/Hilcorp Finance Co.:
5% 12/1/24 (c)		7,550	6,682
5.75% 10/1/25 (c)		8,135	7,240
6.25% 11/1/28 (c)		7,130	6,274
Holly Energy Partners LP/Holly Finance Corp. 6% 8/1/24 (c)		4,995	4,895
Indigo Natural Resources LLC 6.875% 2/15/26 (c)		8,240	7,086
Indika Energy Capital II Pte. Ltd. 6.875% 4/10/22 (c)		10,270	10,289
KazMunaiGaz Finance Sub BV 4.75% 4/24/25 (c)		2,570	2,544
Kosmos Energy Ltd.:
7.875% 8/1/21 (c)		15,172	15,096
7.875% 8/1/21 (c)		10,115	10,014
Magnolia Oil & Gas Operating LLC 6% 8/1/26 (c)		3,625	3,498
Medco Strait Services Pte. Ltd. 8.5% 8/17/22 (c)		2,455	2,392
Murphy Oil U.S.A., Inc. 5.625% 5/1/27		3,665	3,518
Newfield Exploration Co.:
5.375% 1/1/26		6,813	6,677
5.625% 7/1/24		1,375	1,392
NGL Energy Partners LP/NGL Energy Finance Corp. 6.125% 3/1/25		7,455	6,411
NGPL PipeCo LLC:
4.375% 8/15/22 (c)		1,800	1,764
4.875% 8/15/27 (c)		1,800	1,697
Nine Energy Service, Inc. 8.75% 11/1/23 (c)		3,620	3,439
Nostrum Oil & Gas Finance BV 8% 7/25/22 (c)		24,410	16,380
Pan American Energy LLC 7.875% 5/7/21 (c)		9,575	9,587
Parsley Energy LLC/Parsley:
5.25% 8/15/25 (c)		4,560	4,127
5.625% 10/15/27 (c)		3,480	3,162
6.25% 6/1/24 (c)		5,070	4,918
PBF Holding Co. LLC/PBF Finance Corp.:
7% 11/15/23		20,663	19,733
7.25% 6/15/25		13,580	12,765
PBF Logistics LP/PBF Logistics Finance, Inc. 6.875% 5/15/23		6,110	6,003
PDC Energy, Inc. 6.125% 9/15/24		2,480	2,294
Pemex Project Funding Master Trust:
6.625% 6/15/35		19,815	17,298
8.625% 12/1/23 (b)		930	986
Petrobras Energia SA 7.375% 7/21/23 (c)		3,785	3,400
Petrobras Global Finance BV:
5.999% 1/27/28		3,737	3,518
6.125% 1/17/22		1,177	1,208
6.25% 3/17/24		7,075	7,178
8.75% 5/23/26		33,655	37,744
Petrobras International Finance Co. Ltd. 6.875% 1/20/40		1,383	1,316
Petroleos de Venezuela SA:
5.375% 4/12/27 (d)		4,625	670
6% 5/16/24 (c)(d)		6,665	983
6% 11/15/26 (c)(d)		10,480	1,546
12.75% 2/17/22 (c)(d)		1,010	192
Petroleos Mexicanos:
4.875% 1/18/24		2,550	2,377
5.5% 1/21/21		2,230	2,221
6.375% 1/23/45		9,705	7,813
6.5% 3/13/27		5,200	4,888
6.5% 6/2/41		31,285	25,904
6.625% (c)(g)		6,663	5,480
6.75% 9/21/47		21,514	17,790
PT Pertamina Persero 6.5% 5/27/41 (c)		1,955	2,048
QEP Resources, Inc. 5.25% 5/1/23		11,035	9,766
Range Resources Corp. 5% 3/15/23		16,915	14,885
Sabine Pass Liquefaction LLC 5% 3/15/27		5,950	5,973
Sanchez Energy Corp.:
6.125% 1/15/23		19,995	3,599
7.25% 2/15/23 (c)		14,310	11,663
SemGroup Corp.:
6.375% 3/15/25		3,700	3,413
7.25% 3/15/26		6,750	6,311
SM Energy Co.:
5.625% 6/1/25		3,965	3,450
6.625% 1/15/27		5,635	5,015
6.75% 9/15/26		3,175	2,842
Southern Star Central Corp. 5.125% 7/15/22 (c)		4,930	4,733
Southwestern Energy Co.:
4.1% 3/15/22		10,780	9,810
7.5% 4/1/26		5,460	5,160
7.75% 10/1/27		4,900	4,655
SRC Energy, Inc. 6.25% 12/1/25		4,370	3,627
Sunoco LP/Sunoco Finance Corp.:
4.875% 1/15/23		5,390	5,255
5.5% 2/15/26		6,865	6,505
Targa Resources Partners LP/Targa Resources Partners Finance Corp.:
5% 1/15/28		7,200	6,516
5.125% 2/1/25		1,885	1,767
5.375% 2/1/27		1,885	1,767
5.875% 4/15/26 (c)		10,820	10,522
Teine Energy Ltd. 6.875% 9/30/22 (c)		8,820	8,555
Tennessee Gas Pipeline Co. 7.625% 4/1/37		2,585	3,058
Tesoro Logistics LP/Tesoro Logistics Finance Corp. 6.375% 5/1/24		3,185	3,289
Transportadora de Gas del Sur SA 6.75% 5/2/25 (c)		7,320	6,652
Tullow Oil PLC 7% 3/1/25 (c)		3,280	3,049
Ultra Resources, Inc. 11% 7/12/24 pay-in-kind		6,357	4,768
W&T Offshore, Inc. 9.75% 11/1/23 (c)		24,200	21,175
Whiting Petroleum Corp. 6.625% 1/15/26		4,965	4,257
WPX Energy, Inc.:
5.25% 9/15/24		6,080	5,502
5.75% 6/1/26		5,410	4,896
6% 1/15/22		12,461	12,118
YPF SA:
8.5% 3/23/21 (c)		2,730	2,696
8.75% 4/4/24 (c)		27,260	25,624
			935,587
TOTAL ENERGY			1,064,252
FINANCIALS - 7.8%
Banks - 2.4%
Access Bank PLC 9.25% 6/24/21 (b)(c)		6,328	6,281
Akbank TAS/Ak Finansal Kiralama A/S:
4% 1/24/20 (c)		5,935	5,828
7.2% 3/16/27 (b)(c)		3,780	3,318
Banco de Bogota SA 6.25% 5/12/26 (c)		3,475	3,514
Banco de Reservas de La Republica Dominicana 7% 2/1/23 (c)		3,660	3,660
Banco Do Brasil SA:
4.625% 1/15/25 (c)		2,150	2,040
4.875% 4/19/23 (c)		3,280	3,228
Banco Hipotecario SA 9.75% 11/30/20 (c)		20,790	20,322
Banco Macro SA 6.75% 11/4/26 (b)(c)		13,695	11,059
Banque Centrale de Tunisie 5.75% 1/30/25 (c)		2,985	2,504
Barclays PLC 2% 2/7/28 (Reg. S) (b)	EUR	34,250	36,282
BBVA Bancomer SA 7.25% 4/22/20 (c)		5,550	5,747
Biz Finance PLC 9.625% 4/27/22 (c)		11,558	11,306
BTA Bank JSC 5.5% 12/21/22 (c)		2,640	2,587
CaixaBank SA 2.75% 7/14/28 (Reg. S) (b)	EUR	24,500	27,538
CBOM Finance PLC 5.55% 2/14/23 (c)		3,465	3,243
CIT Group, Inc. 5% 8/15/22		6,207	6,122
Development Bank of Mongolia 7.25% 10/23/23 (c)		2,230	2,189
Export Credit Bank of Turkey 5.875% 4/24/19 (c)		2,390	2,382
Export-Import Bank of Korea 6.2% 8/7/21 (c)	INR	272,100	3,773
Fidelity Bank PLC 10.5% 10/16/22 (c)		6,000	6,008
HBOS PLC 4.5% 3/18/30 (b)	EUR	16,290	19,453
Intesa Sanpaolo SpA 3.928% 9/15/26 (Reg. S)	EUR	4,850	5,553
Itau Unibanco Holding SA:
5.125% 5/13/23 (Reg. S)		6,095	6,116
5.5% 8/6/22 (c)		5,655	5,782
JSC BGEO Group 6% 7/26/23 (c)		9,370	9,090
Lloyds Banking Group PLC 0.625% 1/15/24 (b)	EUR	22,500	24,542
Oschadbank Via SSB #1 PLC 9.375% 3/10/23 (c)		2,725	2,682
SB Capital SA 5.5% 2/26/24 (b)(c)		5,010	5,010
T.C. Ziraat Bankasi A/S:
4.25% 7/3/19 (c)		270	267
4.75% 4/29/21 (c)		1,370	1,291
Trade and Development Bank of Mongolia LLC 9.375% 5/19/20 (c)		6,948	7,233
Turkiye Garanti Bankasi A/S:
4.75% 10/17/19 (c)		2,150	2,121
6.125% 5/24/27 (b)(c)		4,255	3,633
6.25% 4/20/21 (c)		2,805	2,779
Turkiye Is Bankasi A/S 5.5% 4/21/22 (c)		4,140	3,743
Turkiye Vakiflar Bankasi TAO:
5.75% 1/30/23 (c)		10,320	9,058
6.875% 2/3/25 (Reg. S) (b)		4,720	3,993
UniCredit SpA:
3 month EURIBOR + 2.750% 2.432% 5/3/25 (b)(f)	EUR	7,300	7,971
6.95% 10/31/22 (Reg. S)	EUR	51,490	66,024
Zenith Bank PLC:
6.25% 4/22/19 (c)		20,150	20,097
7.375% 5/30/22 (c)		13,395	13,281
			388,650
Capital Markets - 0.2%
AssuredPartners, Inc. 7% 8/15/25 (c)		2,930	2,641
Balboa Merger Sub, Inc. 11.375% 12/1/21 (c)		15,325	16,053
CyrusOne LP/CyrusOne Finance Corp.:
5% 3/15/24		1,985	1,945
5.375% 3/15/27		1,700	1,649
MSCI, Inc.:
5.25% 11/15/24 (c)		5,165	5,139
5.75% 8/15/25 (c)		5,060	5,098
			32,525
Consumer Finance - 2.5%
Ally Financial, Inc.:
4.125% 2/13/22		15,375	14,933
4.625% 3/30/25		12,530	12,138
5.125% 9/30/24		39,666	39,369
8% 11/1/31		155,842	172,985
8% 11/1/31		16,761	18,563
Credito Real S.A.B. de CV 7.5% 3/13/19 (c)		1,205	1,200
Navient Corp.:
5.875% 10/25/24		20,960	17,502
6.5% 6/15/22		5,655	5,179
7.25% 9/25/23		3,440	3,156
SLM Corp.:
5.5% 1/25/23		29,395	25,721
6.125% 3/25/24		10,325	8,854
7.25% 1/25/22		22,745	21,949
Springleaf Financial Corp.:
6.875% 3/15/25		30,605	27,391
7.125% 3/15/26		41,215	36,298
			405,238
Diversified Financial Services - 1.4%
1MDB Global Investments Ltd. 4.4% 3/9/23		18,000	16,115
Cimpor Financial Operations BV 5.75% 7/17/24 (c)		10,445	8,669
Eagle Intermediate Global Holding BV 7.5% 5/1/25 (c)		2,775	2,596
Grinding Media, Inc./MC Grinding Media Canada, Inc. 7.375% 12/15/23 (c)		4,800	4,644
Icahn Enterprises LP/Icahn Enterprises Finance Corp.:
5.875% 2/1/22		33,705	33,031
6% 8/1/20		13,675	13,658
6.25% 2/1/22		12,145	11,993
6.375% 12/15/25		32,405	31,190
6.75% 2/1/24		6,490	6,425
j2 Cloud Services LLC/j2 Global Communications, Inc. 6% 7/15/25 (c)		4,875	4,765
James Hardie International Finance Ltd.:
4.75% 1/15/25 (c)		5,220	4,750
5% 1/15/28 (c)		5,270	4,506
PT Bukit Makmur Mandiri Utama 7.75% 2/13/22 (c)		8,105	8,076
Sistema International Funding SA 6.95% 5/17/19 (c)		9,880	9,921
Solera LLC/Solera Finance, Inc. 10.5% 3/1/24 (c)		21,015	22,381
Sparc Em Spc 0% 12/5/22 (c)		743	673
Starfruit Finco BV / Starfruit U.S. Holdco LLC 8% 10/1/26 (c)		14,250	13,181
TMK Capital SA:
6.75% 4/3/20 (c)		460	467
6.75% 4/3/20 (Reg. S)		2,375	2,409
Valvoline, Inc. 5.5% 7/15/24		2,920	2,854
Venator Finance SARL/Venator Capital Management Ltd. 5.75% 7/15/25 (c)		6,205	4,964
Wendel SA 2.75% 10/2/24 (Reg. S)	EUR	19,800	23,323
			230,591
Insurance - 1.0%
Acrisure LLC / Acrisure Finance, Inc. 7% 11/15/25 (c)		10,530	8,977
Alliant Holdings Co.-Issuer, Inc./Wayne Merger Sub LLC 8.25% 8/1/23 (c)		9,695	9,616
AmWINS Group, Inc. 7.75% 7/1/26 (c)		3,600	3,402
Assicurazioni Generali SpA 7.75% 12/12/42 (b)	EUR	38,700	51,546
Aviva PLC 6.125% 7/5/43 (b)	EUR	11,333	14,429
Centene Escrow Corp. 5.375% 6/1/26 (c)		18,035	17,539
Credit Agricole Assurances SA 2.625% 1/29/48 (b)	EUR	34,800	34,615
HUB International Ltd. 7% 5/1/26 (c)		6,980	6,334
USIS Merger Sub, Inc. 6.875% 5/1/25 (c)		7,305	6,713
			153,171
Mortgage Real Estate Investment Trusts - 0.0%
Starwood Property Trust, Inc. 4.75% 3/15/25		6,855	6,170
Thrifts & Mortgage Finance - 0.3%
Nationwide Building Society 2% 7/25/29 (Reg. S) (b)	EUR	42,555	45,147
TOTAL FINANCIALS			1,261,492
HEALTH CARE - 2.8%
Health Care Equipment & Supplies - 0.1%
Hill-Rom Holdings, Inc. 5.75% 9/1/23 (c)		3,995	3,995
Hologic, Inc.:
4.375% 10/15/25 (c)		3,700	3,441
4.625% 2/1/28 (c)		2,505	2,255
Teleflex, Inc. 4.625% 11/15/27		2,930	2,705
			12,396
Health Care Providers & Services - 1.7%
Community Health Systems, Inc.:
6.875% 2/1/22		27,337	12,438
8.125% 6/30/24 (c)		28,152	20,551
8.625% 1/15/24 (c)		28,810	28,450
11% 6/30/23(c)(h)		12,397	9,546
Encompass Health Corp. 5.75% 11/1/24		17,225	17,053
Enterprise Merger Sub, Inc. 8.75% 10/15/26 (c)		21,380	18,494
HCA Holdings, Inc.:
4.75% 5/1/23		11,330	11,160
5.25% 4/15/25		25,000	24,875
5.25% 6/15/26		9,875	9,801
5.375% 2/1/25		14,275	13,918
5.375% 9/1/26		7,690	7,335
5.625% 9/1/28		9,400	8,932
5.875% 3/15/22		10,760	11,029
5.875% 5/1/23		11,900	12,049
5.875% 2/15/26		17,697	17,609
MPH Acquisition Holdings LLC 7.125% 6/1/24 (c)		4,280	3,991
Polaris Intermediate Corp. 8.5% 12/1/22 pay-in-kind (b)(c)		12,155	11,087
Quintiles Transnational Corp. 4.875% 5/15/23 (c)		6,300	6,174
Rede D Oregon Finance Sarl 4.95% 1/17/28 (c)		1,390	1,225
Sabra Health Care LP/Sabra Capital Corp. 5.375% 6/1/23		4,550	4,482
Tenet Healthcare Corp.:
4.625% 7/15/24		3,640	3,385
5.125% 5/1/25		3,640	3,394
7.5% 1/1/22 (c)		4,490	4,557
Vizient, Inc. 10.375% 3/1/24 (c)		8,645	9,164
Wellcare Health Plans, Inc.:
5.25% 4/1/25		5,705	5,491
5.375% 8/15/26 (c)		4,655	4,492
West Street Merger Sub, Inc. 6.375% 9/1/25 (c)		3,635	3,217
			283,899
Pharmaceuticals - 1.0%
Catalent Pharma Solutions 4.875% 1/15/26 (c)		2,365	2,241
Inventiv Group Holdings, Inc. / Investment 7.5% 10/1/24 (c)		2,805	2,917
NVA Holdings, Inc. 6.875% 4/1/26 (c)		3,860	3,455
Teva Pharmaceutical Finance Co. BV:
2.95% 12/18/22		3,125	2,764
3.65% 11/10/21		1,950	1,847
Teva Pharmaceutical Finance IV BV 3.65% 11/10/21		8,710	8,252
Teva Pharmaceutical Finance IV LLC 2.25% 3/18/20		3,685	3,586
Valeant Pharmaceuticals International, Inc.:
5.5% 11/1/25 (c)		53,605	49,987
5.875% 5/15/23 (c)		30,835	28,522
6.5% 3/15/22 (c)		7,395	7,444
7% 3/15/24 (c)		11,095	11,206
8.5% 1/31/27 (c)		7,200	6,984
9% 12/15/25 (c)		28,010	27,870
			157,075
TOTAL HEALTH CARE			453,370
INDUSTRIALS - 1.4%
Aerospace & Defense - 0.4%
BBA U.S. Holdings, Inc. 5.375% 5/1/26 (c)		2,610	2,473
BWX Technologies, Inc. 5.375% 7/15/26 (c)		4,990	4,801
DAE Funding LLC 4% 8/1/20 (c)		3,095	3,018
TransDigm UK Holdings PLC 6.875% 5/15/26 (c)		21,085	20,083
TransDigm, Inc.:
6.375% 6/15/26		34,215	31,820
6.5% 5/15/25		9,710	9,273
			71,468
Air Freight & Logistics - 0.1%
Rumo Luxembourg Sarl 7.375% 2/9/24 (c)		11,060	11,529
XPO Logistics, Inc. 6.125% 9/1/23 (c)		6,235	6,001
			17,530
Airlines - 0.2%
Air Canada 2013-1 Pass Through Trust 5.375% 11/15/22 (c)		1,971	1,992
Allegiant Travel Co. 5.5% 7/15/19		2,440	2,440
Azul Investments LLP 5.875% 10/26/24 (c)		3,505	3,273
Continental Airlines, Inc. pass-thru trust certificates 6.903% 4/19/22		335	344
Delta Air Lines, Inc. pass-thru trust certificates 8.021% 2/10/24		2,900	3,156
Hawaiian Airlines pass-thru certificates Series 2013-1 Class B, 4.95% 7/15/23		3,460	3,451
Mexico City Airport Trust 5.5% 10/31/46 (c)		2,681	2,359
U.S. Airways pass-thru certificates:
Series 2011-1 Class A, 7.125% 10/22/23		5,544	6,050
Series 2012-2 Class B, 6.75% 6/3/21		2,507	2,602
Series 2013-1 Class B, 5.375% 11/15/21		3,293	3,393
			29,060
Building Products - 0.0%
USG Corp. 4.875% 6/1/27 (c)		930	937
Commercial Services & Supplies - 0.3%
ADS Waste Holdings, Inc. 5.625% 11/15/24 (c)		6,910	6,755
CD&R Waterworks Merger Sub LLC 6.125% 8/15/25 (c)		2,830	2,512
Covanta Holding Corp.:
5.875% 3/1/24		5,895	5,541
5.875% 7/1/25		1,995	1,835
6% 1/1/27		7,080	6,337
KAR Auction Services, Inc. 5.125% 6/1/25 (c)		6,210	5,605
Kissner Holdings LP/Kissner Milling Co. Ltd./BSC Holding, Inc./Kissner U.S.A. 8.375% 12/1/22 (c)		6,490	6,458
Ritchie Brothers Auctioneers, Inc. 5.375% 1/15/25 (c)		2,315	2,246
Tervita Escrow Corp. 7.625% 12/1/21 (c)		3,225	3,072
The Brink's Co. 4.625% 10/15/27 (c)		7,200	6,572
			46,933
Construction & Engineering - 0.1%
AECOM 5.125% 3/15/27		7,490	6,404
Cementos Progreso Trust 7.125% 11/6/23 (c)		4,610	4,737
Odebrecht Finance Ltd.:
4.375% 4/25/25 (c)(d)		18,549	2,435
5.25% 6/27/29 (c)(d)		6,800	925
7.125% 6/26/42 (c)(d)		16,424	2,299
			16,800
Electrical Equipment - 0.1%
Sensata Technologies BV 5% 10/1/25 (c)		8,215	7,722
Industrial Conglomerates - 0.0%
Turk Sise ve Cam Fabrikalari A/S 4.25% 5/9/20 (c)		1,375	1,332
Machinery - 0.0%
Stevens Holding Co., Inc. 6.125% 10/1/26 (c)		1,880	1,852
Marine - 0.1%
Navios Maritime Acquisition Corp./Navios Acquisition Finance U.S., Inc. 8.125% 11/15/21 (c)		2,000	1,500
Navios South American Logistics, Inc./Navios Logistics Finance U.S., Inc. 7.25% 5/1/22 (c)		7,680	6,950
			8,450
Professional Services - 0.0%
IHS Markit Ltd.:
4% 3/1/26 (c)		3,175	2,953
4.75% 2/15/25 (c)		2,675	2,632
			5,585
Road & Rail - 0.0%
JSC Georgian Railway 7.75% 7/11/22 (c)		2,095	2,163
Trading Companies & Distributors - 0.1%
Avantor, Inc. 6% 10/1/24 (c)		7,285	7,158
FLY Leasing Ltd. 5.25% 10/15/24		5,695	5,140
United Rentals North America, Inc. 5.5% 5/15/27		4,980	4,619
			16,917
Transportation Infrastructure - 0.0%
Aeropuertos Argentina 2000 SA 6.875% 2/1/27 (c)		6,880	6,347
TOTAL INDUSTRIALS			233,096
INFORMATION TECHNOLOGY - 0.7%
Communications Equipment - 0.2%
Banglalink Digital Communications Ltd.:
8.625% 5/6/19 (c)		23,630	23,751
8.625% 5/6/19 (Reg. S)		200	201
			23,952
Electronic Equipment & Components - 0.0%
TTM Technologies, Inc. 5.625% 10/1/25 (c)		2,440	2,269
Internet Software & Services - 0.0%
Camelot Finance SA 7.875% 10/15/24 (c)		3,540	3,416
IT Services - 0.0%
CDW LLC/CDW Finance Corp. 5% 9/1/25		3,980	3,811
GTT Communications, Inc. 7.875% 12/31/24 (c)		3,670	3,175
			6,986
Semiconductors & Semiconductor Equipment - 0.1%
Qorvo, Inc. 5.5% 7/15/26 (c)		3,615	3,452
Sensata Technologies UK Financing Co. PLC 6.25% 2/15/26 (c)		7,880	7,919
Versum Materials, Inc. 5.5% 9/30/24 (c)		4,105	4,064
			15,435
Software - 0.4%
Ascend Learning LLC 6.875% 8/1/25 (c)		2,480	2,375
CDK Global, Inc. 5.875% 6/15/26		2,670	2,681
Ensemble S Merger Sub, Inc. 9% 9/30/23 (c)		13,310	13,310
JDA Escrow LLC/JDA Bond Finance, Inc. 7.375% 10/15/24 (c)		2,820	2,841
Open Text Corp. 5.875% 6/1/26 (c)		6,000	5,880
Parametric Technology Corp. 6% 5/15/24		2,430	2,442
Symantec Corp. 5% 4/15/25 (c)		6,360	5,934
Uber Technologies, Inc.:
7.5% 11/1/23 (c)		10,005	9,680
8% 11/1/26 (c)		14,245	13,746
			58,889
TOTAL INFORMATION TECHNOLOGY			110,947
MATERIALS - 2.6%
Chemicals - 0.6%
Braskem Finance Ltd. 5.375% 5/2/22 (c)		3,760	3,826
Hexion, Inc. 10.375% 2/1/22 (c)		2,845	2,269
LSB Industries, Inc. 9.625% 5/1/23 (c)		3,600	3,654
NOVA Chemicals Corp.:
4.875% 6/1/24 (c)		9,095	8,208
5.25% 6/1/27 (c)		7,795	6,899
OCI NV 6.625% 4/15/23 (c)		3,185	3,129
OCP SA 5.625% 4/25/24 (c)		2,410	2,464
Petkim Petrokimya Holding A/S 5.875% 1/26/23 (c)		8,735	7,927
Platform Specialty Products Corp.:
5.875% 12/1/25 (c)		10,955	10,243
6.5% 2/1/22 (c)		7,875	7,875
SABIC Capital II BV 4% 10/10/23 (c)		3,785	3,766
Sasol Financing U.S.A. LLC 5.875% 3/27/24		3,590	3,582
SunCoke Energy Partners LP/SunCoke Energy Partners Finance Corp. 7.5% 6/15/25 (c)		5,880	5,571
The Chemours Co. LLC 5.375% 5/15/27		10,880	9,792
TPC Group, Inc. 8.75% 12/15/20 (c)		13,585	12,906
Tronox Finance PLC 5.75% 10/1/25 (c)		1,615	1,308
			93,419
Construction Materials - 0.2%
CEMEX Finance LLC 6% 4/1/24 (c)		2,300	2,286
CEMEX S.A.B. de CV 7.75% 4/16/26 (c)		5,650	5,940
Holcim Finance Luxembourg SA 2.25% 5/26/28 (Reg. S)	EUR	15,819	17,709
Summit Materials LLC/Summit Materials Finance Corp. 5.125% 6/1/25 (c)		3,060	2,785
U.S. Concrete, Inc. 6.375% 6/1/24		3,885	3,574
Union Andina de Cementos SAA 5.875% 10/30/21 (c)		1,576	1,602
			33,896
Containers & Packaging - 0.2%
Crown Cork & Seal, Inc.:
7.375% 12/15/26		16,535	17,610
7.5% 12/15/96		7,695	7,541
Flex Acquisition Co., Inc. 6.875% 1/15/25 (c)		3,410	3,035
Plastipak Holdings, Inc. 6.25% 10/15/25 (c)		2,090	1,850
			30,036
Metals & Mining - 1.6%
Alcoa Nederland Holding BV:
6.125% 5/15/28 (c)		2,110	2,020
6.75% 9/30/24 (c)		5,350	5,430
7% 9/30/26 (c)		4,430	4,519
Aleris International, Inc. 6% 6/1/20 (c)(e)		63	63
Algoma Steel SCA 0% 12/31/23 (e)		1,518	1,518
ArcelorMittal SA 0.95% 1/17/23 (Reg. S)	EUR	20,125	22,313
Big River Steel LLC/BRS Finance Corp. 7.25% 9/1/25 (c)		5,655	5,613
Cleveland-Cliffs, Inc.:
4.875% 1/15/24 (c)		7,215	6,710
5.75% 3/1/25		7,280	6,552
Commercial Metals Co. 5.75% 4/15/26 (c)		5,405	5,013
Constellium NV 5.875% 2/15/26 (c)		2,955	2,630
CSN Islands XI Corp. 6.875% 9/21/19 (c)		13,471	13,404
CSN Resources SA 6.5% 7/21/20 (c)		12,370	11,931
EVRAZ Group SA 8.25% 1/28/21 (Reg. S)		1,010	1,071
Ferrexpo Finance PLC:
10.375% 4/7/19 (c)		581	584
10.375% 4/7/19 (c)		2,655	2,669
10.375% 4/7/19 (Reg. S)		2,418	2,430
10.375% 4/7/19 (Reg. S)		1,998	2,008
First Quantum Minerals Ltd.:
6.5% 3/1/24 (c)		5,405	4,486
6.875% 3/1/26 (c)		13,920	11,171
7% 2/15/21 (c)		9,510	9,130
7.25% 5/15/22 (c)		5,575	5,171
7.25% 4/1/23 (c)		16,195	14,252
7.5% 4/1/25 (c)		11,570	9,545
FMG Resources (August 2006) Pty Ltd.:
4.75% 5/15/22 (c)		4,780	4,541
5.125% 3/15/23 (c)		7,615	7,158
5.125% 5/15/24 (c)		5,885	5,414
Freeport-McMoRan, Inc. 5.45% 3/15/43		3,585	2,729
Gold Fields Orogen Holding BVI Ltd. 4.875% 10/7/20 (c)		7,497	7,413
GTL Trade Finance, Inc. 5.893% 4/29/24 (c)		1,270	1,321
JMC Steel Group, Inc. 9.875% 6/15/23 (c)		5,225	5,499
Joseph T Ryerson & Son, Inc. 11% 5/15/22 (c)		4,505	4,539
Metinvest BV 7.75% 4/23/23 (c)		23,155	21,069
Murray Energy Corp. 11.25% 4/15/21 (c)		7,965	4,968
Polyus Finance PLC 5.25% 2/7/23 (c)		9,490	9,206
POSCO 4% 8/1/23 (c)		3,155	3,183
Stillwater Mining Co. 6.125% 6/27/22 (c)		16,270	15,038
United States Steel Corp. 6.25% 3/15/26		7,180	6,283
Vedanta Resources PLC:
6.375% 7/30/22 (c)		11,055	9,883
8.25% 6/7/21 (c)		6,800	6,735
VM Holding SA 5.375% 5/4/27 (c)		1,605	1,553
			266,765
Paper & Forest Products - 0.0%
Boise Cascade Co. 5.625% 9/1/24 (c)		1,355	1,270
NewPage Corp.:
3 month U.S. LIBOR + 6.250% 6.7159% 5/1/12 (b)(d)(e)(f)		4,230	0
11.375% 12/31/2014 (d)(e)		8,220	0
			1,270
TOTAL MATERIALS			425,386
REAL ESTATE - 0.6%
Equity Real Estate Investment Trusts (REITs) - 0.2%
Equinix, Inc. 5.375% 5/15/27		5,725	5,596
MPT Operating Partnership LP/MPT Finance Corp.:
5% 10/15/27		15,435	14,113
5.25% 8/1/26		4,830	4,552
6.375% 3/1/24		2,335	2,393
			26,654
Real Estate Management & Development - 0.4%
Deutsche Annington Finance BV 2.75% 3/22/38	EUR	7,900	8,676
Grand City Properties SA 1.375% 8/3/26 (Reg. S)	EUR	19,600	20,806
Howard Hughes Corp. 5.375% 3/15/25 (c)		7,940	7,464
Inversiones y Representaciones SA 11.5% 7/20/20 (Reg. S)		30	30
IRSA Propiedades Comerciales SA 8.75% 3/23/23 (c)		7,345	7,035
Mattamy Group Corp. 6.875% 12/15/23 (c)		5,775	5,392
Shimao Property Holdings Ltd. 4.75% 7/3/22		7,520	7,074
Taylor Morrison Communities, Inc./Monarch Communities, Inc.:
5.25% 4/15/21 (c)		13,665	13,528
5.625% 3/1/24 (c)		775	736
			70,741
TOTAL REAL ESTATE			97,395
UTILITIES - 1.1%
Electric Utilities - 0.2%
Enel SpA 3.375% 11/24/81 (Reg. S) (b)	EUR	15,575	16,277
Eskom Holdings SOC Ltd. 5.75% 1/26/21 (Reg. S)		2,100	1,978
Israel Electric Corp. Ltd. 7.75% 12/15/27 (Reg. S)		2,450	2,904
Pampa Holding SA 7.5% 1/24/27 (c)		2,185	1,830
Vistra Operations Co. LLC 5.5% 9/1/26 (c)		9,975	9,601
			32,590
Gas Utilities - 0.2%
Southern Natural Gas Co.:
7.35% 2/15/31		14,890	17,469
8% 3/1/32		9,400	11,983
			29,452
Independent Power and Renewable Electricity Producers - 0.7%
Calpine Corp. 5.25% 6/1/26 (c)		11,212	10,231
Dynegy, Inc. 7.625% 11/1/24		27,867	29,400
NextEra Energy Partners LP:
4.25% 9/15/24 (c)		4,825	4,463
4.5% 9/15/27 (c)		3,355	2,986
NRG Energy, Inc.:
5.75% 1/15/28		20,240	19,430
6.625% 1/15/27		15,685	15,803
Pattern Energy Group, Inc. 5.875% 2/1/24 (c)		3,540	3,416
Talen Energy Supply LLC:
6.5% 6/1/25		6,465	4,590
10.5% 1/15/26 (c)		5,040	4,284
TerraForm Power Operating LLC:
4.25% 1/31/23 (c)		3,700	3,450
5% 1/31/28 (c)		3,715	3,269
6.625% 6/15/25 (b)(c)		5,560	5,616
The AES Corp. 4.5% 3/15/23		3,065	2,988
			109,926
Multi-Utilities - 0.0%
RWE AG 5.75% 2/14/33 (Reg. S)	EUR	3,350	5,346
TOTAL UTILITIES			177,314

TOTAL NONCONVERTIBLE BONDS			5,395,898

TOTAL CORPORATE BONDS
(Cost $5,696,820)			5,397,042

U.S. Government and Government Agency Obligations - 16.4%
U.S. Government Agency Obligations - 0.1%
Tennessee Valley Authority:
5.25% 9/15/39		$2,106	$2,647
5.375% 4/1/56		3,503	4,787

TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS			7,434

U.S. Treasury Obligations - 16.0%
U.S. Treasury Bills, yield at date of purchase 2.19% to 2.36% 1/3/19 to 3/21/19 (i)		5,460	5,447
U.S. Treasury Bonds:
stripped coupon 2/15/34		23,270	14,997
2.5% 2/15/46		30,522	27,607
2.75% 8/15/47		127,963	121,408
2.75% 11/15/47		33,000	31,281
2.875% 8/15/45		49,759	48,553
3% 11/15/44		5,258	5,260
3% 5/15/47		20,500	20,448
3% 2/15/48		23,374	23,290
3.375% 11/15/48		25,443	27,254
3.625% 2/15/44 (i)(j)(k)		137,690	152,789
4.25% 5/15/39		55,050	66,500
4.75% 2/15/37 (i)		33,044	42,156
5.25% 2/15/29 (i)		5,406	6,612
6.125% 8/15/29 (i)(k)		3,663	4,807
7.5% 11/15/24		5,690	7,211
7.875% 2/15/21		12,150	13,485
U.S. Treasury Notes:
1.125% 9/30/21		75,448	72,762
1.375% 2/29/20		10,262	10,118
1.375% 4/30/20		45,349	44,649
1.375% 1/31/21		3,000	2,931
1.375% 8/31/23		11,000	10,456
1.5% 4/15/20		64,333	63,473
1.5% 7/15/20		70,638	69,525
1.625% 6/30/20		1,783	1,759
1.625% 8/31/22		27,162	26,348
1.625% 5/31/23		19,717	18,995
1.75% 5/31/22		18,000	17,572
1.75% 6/30/22		69,894	68,201
1.875% 1/31/22		32,728	32,144
1.875% 3/31/22 (j)		171,812	168,587
1.875% 7/31/22		63,433	62,118
1.875% 9/30/22		19,000	18,587
1.875% 10/31/22		52,469	51,298
2% 1/31/20		8,000	7,948
2% 9/30/20		25,149	24,922
2% 1/15/21		41,007	40,585
2% 12/31/21		119,422	117,785
2% 7/31/22		3,557	3,498
2% 10/31/22		42,400	41,649
2% 8/15/25		10,027	9,670
2% 11/15/26		82,188	78,511
2.125% 12/31/22		3,561	3,511
2.125% 7/31/24		153,361	150,028
2.125% 5/15/25		17,843	17,368
2.25% 2/29/20		25,500	25,397
2.25% 7/31/21		92,019	91,497
2.25% 12/31/24		103,948	102,140
2.25% 2/15/27		20,572	19,991
2.25% 8/15/27		17,005	16,469
2.25% 11/15/27		3,544	3,426
2.375% 4/15/21		74,550	74,350
2.375% 5/15/27		2,266	2,220
2.625% 8/31/20		30,000	30,036
2.625% 6/30/23		40,272	40,481
2.625% 12/31/23		22,183	22,298
2.75% 9/30/20		79,581	79,868
2.75% 8/15/21		68,458	68,912
2.75% 6/30/25		82,937	83,797
2.875% 11/15/21		1,533	1,550
2.875% 11/30/25		66,425	67,647
3.125% 11/15/28		2,800	2,906

TOTAL U.S. TREASURY OBLIGATIONS			2,587,088

Other Government Related - 0.3%
National Credit Union Administration Guaranteed Notes:
Series 2010-A1 Class A, 1 month U.S. LIBOR + 0.350% 2.7369% 12/7/20 (NCUA Guaranteed) (b)(f)		1,744	1,745
Series 2011-R1 Class 1A, 1 month U.S. LIBOR + 0.450% 2.8295% 1/8/20 (NCUA Guaranteed) (b)(f)		2,857	2,861
National Credit Union Administration Guaranteed Notes Master Trust 3.45% 6/12/21 (NCUA Guaranteed)		49,900	50,743

TOTAL OTHER GOVERNMENT RELATED			55,349

TOTAL U.S. GOVERNMENT AND GOVERNMENT AGENCY OBLIGATIONS
(Cost $2,667,851)			2,649,871

U.S. Government Agency - Mortgage Securities - 1.9%
Fannie Mae - 1.5%
12 month U.S. LIBOR + 1.365% 4.115% 10/1/35 (b)(f)		30	31
12 month U.S. LIBOR + 1.495% 3.819% 1/1/35 (b)(f)		116	119
12 month U.S. LIBOR + 1.553% 4.276% 6/1/36 (b)(f)		24	25
12 month U.S. LIBOR + 1.565% 3.565% 3/1/37 (b)(f)		45	47
12 month U.S. LIBOR + 1.617% 4.117% 3/1/33 (b)(f)		87	90
12 month U.S. LIBOR + 1.643% 4.315% 9/1/36 (b)(f)		38	39
12 month U.S. LIBOR + 1.645% 4.355% 6/1/47 (b)(f)		93	98
12 month U.S. LIBOR + 1.725% 2.586% 6/1/42 (b)(f)		280	291
12 month U.S. LIBOR + 1.728% 4.138% 11/1/36 (b)(f)		25	27
12 month U.S. LIBOR + 1.745% 3.808% 7/1/35 (b)(f)		131	137
12 month U.S. LIBOR + 1.760% 3.822% 2/1/37 (b)(f)		363	382
12 month U.S. LIBOR + 1.800% 2.987% 1/1/42 (b)(f)		768	810
12 month U.S. LIBOR + 1.800% 4.547% 7/1/41 (b)(f)		238	251
12 month U.S. LIBOR + 1.818% 2.728% 2/1/42 (b)(f)		1,157	1,213
12 month U.S. LIBOR + 1.818% 4.546% 7/1/41 (b)(f)		151	156
12 month U.S. LIBOR + 1.818% 4.568% 9/1/41 (b)(f)		88	92
12 month U.S. LIBOR + 1.830% 4.662% 10/1/41 (b)(f)		92	97
12 month U.S. LIBOR + 1.851% 4.271% 5/1/36 (b)(f)		17	18
12 month U.S. LIBOR + 1.885% 3.972% 4/1/36 (b)(f)		272	287
12 month U.S. LIBOR + 2.176% 4.353% 8/1/35 (b)(f)		163	171
6 month U.S. LIBOR + 1.550% 4.05% 9/1/33 (b)(f)		363	370
6 month U.S. LIBOR + 1.550% 4.083% 11/1/35 (b)(f)		191	196
3% 10/1/46 to 11/1/46		1,721	1,681
3% 1/1/49 (l)		19,800	19,319
3% 1/1/49 (l)		12,300	12,001
3% 1/1/49 (l)		19,900	19,417
3% 1/1/49 (l)		9,950	9,708
3% 3/1/49 (l)		18,475	18,005
3% 3/1/49 (l)		18,475	18,005
3.5% 7/1/32 to 11/1/48		59,776	59,974
3.5% 1/1/34 (l)		2,975	3,012
3.5% 1/1/34 (l)		1,000	1,012
3.5% 1/1/34 (l)		1,250	1,265
3.5% 1/1/34 (l)		1,250	1,265
3.5% 1/1/34 (l)		1,700	1,721
3.5% 1/1/34 (l)		1,725	1,746
3.5% 1/1/49 (l)		2,350	2,349
3.5% 1/1/49 (l)		2,350	2,349
4% 2/1/46 to 10/1/46		16,937	17,380
4.5% 11/1/25 to 6/1/48		17,674	18,331
5% 2/1/22 to 5/1/22		13	14
5.5% 12/1/39 to 5/1/44		24,929	26,798
6% 1/1/34 to 6/1/36		2,890	3,214
6.5% 2/1/22 to 8/1/36		4,386	4,901
7.5% 1/1/28		24	27

TOTAL FANNIE MAE			248,441

Freddie Mac - 0.3%
12 month U.S. LIBOR + 1.325% 3.075% 3/1/37 (b)(f)		30	31
12 month U.S. LIBOR + 1.325% 3.784% 1/1/36 (b)(f)		70	72
12 month U.S. LIBOR + 1.600% 4.35% 7/1/35 (b)(f)		58	61
12 month U.S. LIBOR + 1.754% 4.5% 9/1/41 (b)(f)		1,351	1,417
12 month U.S. LIBOR + 1.793% 4.421% 4/1/37 (b)(f)		64	67
12 month U.S. LIBOR + 1.877% 4.202% 4/1/41 (b)(f)		113	119
12 month U.S. LIBOR + 1.880% 4.63% 9/1/41 (b)(f)		109	115
12 month U.S. LIBOR + 1.880% 4.711% 10/1/41 (b)(f)		767	791
12 month U.S. LIBOR + 1.883% 4.496% 10/1/42 (b)(f)		748	773
12 month U.S. LIBOR + 1.910% 4.358% 5/1/41 (b)(f)		234	242
12 month U.S. LIBOR + 1.910% 4.477% 5/1/41 (b)(f)		165	174
12 month U.S. LIBOR + 1.910% 4.583% 6/1/41 (b)(f)		220	227
12 month U.S. LIBOR + 1.910% 4.66% 6/1/41 (b)(f)		116	119
12 month U.S. LIBOR + 2.045% 4.778% 7/1/36 (b)(f)		106	111
6 month U.S. LIBOR + 1.445% 3.945% 3/1/35 (b)(f)		68	69
6 month U.S. LIBOR + 1.647% 4.152% 2/1/37 (b)(f)		71	74
6 month U.S. LIBOR + 1.685% 4.243% 1/1/37 (b)(f)		334	345
6 month U.S. LIBOR + 1.720% 4.22% 8/1/37 (b)(f)		94	98
6 month U.S. LIBOR + 1.746% 4.33% 5/1/37 (b)(f)		25	26
6 month U.S. LIBOR + 1.844% 4.352% 10/1/36 (b)(f)		262	272
6 month U.S. LIBOR + 1.913% 4.427% 10/1/35 (b)(f)		167	174
6 month U.S. LIBOR + 2.010% 4.51% 5/1/37 (b)(f)		96	100
6 month U.S. LIBOR + 2.010% 4.531% 5/1/37 (b)(f)		294	307
6 month U.S. LIBOR + 2.029% 4.621% 6/1/37 (b)(f)		53	55
6 month U.S. LIBOR + 2.040% 4.603% 6/1/37 (b)(f)		72	75
6 month U.S. LIBOR + 2.590% 5.09% 10/1/35 (b)(f)		36	37
U.S. TREASURY 1 YEAR INDEX + 2.035% 3.926% 6/1/33 (b)(f)		260	271
U.S. TREASURY 1 YEAR INDEX + 2.387% 3.832% 2/1/36 (b)(f)		3	4
U.S. TREASURY 1 YEAR INDEX + 2.548% 4.639% 7/1/35 (b)(f)		171	180
3% 11/1/33 to 9/1/46		12,996	12,906
3.5% 7/1/32		4,615	4,683
3.5% 1/1/49 (l)		8,900	8,895
4% 9/1/42		14,377	14,790
4.5% 1/1/49 (l)		3,200	3,311
6% 1/1/24		777	812
6.5% 9/1/21 to 3/1/22		205	212

TOTAL FREDDIE MAC			52,015

Ginnie Mae - 0.1%
6% 6/15/36		3,776	4,234
7% 9/15/25 to 8/15/31		15	16
7.5% 2/15/22 to 8/15/28		31	34
8% 12/15/26		0	0
4.422% 8/20/61 (b)(m)		298	299
4.572% 2/20/62 (b)(m)		1,175	1,185
4.661% 2/20/62 (b)(m)		1,115	1,119
4.737% 1/20/62 (b)(m)		4,461	4,478
5.47% 8/20/59 (b)(m)		7	8

TOTAL GINNIE MAE			11,373

TOTAL U.S. GOVERNMENT AGENCY - MORTGAGE SECURITIES
(Cost $309,135)			311,829

Asset-Backed Securities - 0.8%
ALG Student Loan Trust Series 2017-1A Class A3, 3 month U.S. LIBOR + 0.090% 2.4289% 6/28/23 (b)(c)(f)		$15,857	$15,790
Goal Capital Funding Trust Series 2005-2 Class A3, 3 month U.S. LIBOR + 0.170% 2.8469% 5/28/30 (b)(f)		1,205	1,203
Higher Education Funding Series 2005-1 Class A5, 3 month U.S. LIBOR + 0.160% 2.8369% 2/25/32 (b)(f)		1,457	1,456
Navient Student Loan Trust:
Series 2017-3A:
Class A1, 1 month U.S. LIBOR + 0.300% 2.8063% 7/26/66 (b)(c)(f)		3,829	3,830
Class A2, 1 month U.S. LIBOR + 0.600% 3.1063% 7/26/66 (b)(c)(f)		11,684	11,699
Series 2018-1A Class A1, 1 month U.S. LIBOR + 0.190% 2.6963% 3/25/67 (b)(c)(f)		6,482	6,482
Northstar Education Finance, Inc., Delaware Series 2004-2 Class A4, 3 month U.S. LIBOR + 0.230% 2.7393% 7/28/21 (b)(f)		21,609	21,613
SLM Student Loan Trust:
Series 2007-8 Class A4, 3 month U.S. LIBOR + 0.470% 2.9599% 1/26/26 (b)(f)		56,246	56,422
Series 2011-1 Class A1, 1 month U.S. LIBOR + 0.520% 3.0263% 3/25/26 (b)(f)		2,921	2,927
TOTAL ASSET-BACKED SECURITIES
(Cost $121,341)			121,422

Collateralized Mortgage Obligations - 3.5%
U.S. Government Agency - 3.5%
Fannie Mae:
floater Series 2010-15 Class FJ, 1 month U.S. LIBOR + 0.930% 3.4363% 6/25/36 (b)(f)		4,016	4,079
planned amortization class:
Series 2003-70 Class BJ, 5% 7/25/33		428	457
Series 2005-19 Class PA, 5.5% 7/25/34		567	574
Series 2005-64 Class PX, 5.5% 6/25/35		961	1,008
Series 2005-68 Class CZ, 5.5% 8/25/35		4,151	4,535
Series 2010-118 Class PB, 4.5% 10/25/40		4,034	4,228
Series 2012-149:
Class DA, 1.75% 1/25/43		1,049	1,006
Class GA, 1.75% 6/25/42		1,072	1,025
sequential payer:
Series 2003-117 Class MD, 5% 12/25/23		653	675
Series 2004-91 Class Z, 5% 12/25/34		3,492	3,724
Series 2005-117 Class JN, 4.5% 1/25/36		633	658
Series 2005-14 Class ZB, 5% 3/25/35		1,342	1,431
Series 2006-72 Class CY, 6% 8/25/26		995	1,053
Series 2009-59 Class HB, 5% 8/25/39		1,969	2,099
Series 2009-85 Class IB, 4.5% 8/25/24 (n)		62	1
Series 2009-93 Class IC, 4.5% 9/25/24 (n)		73	1
Series 2010-139 Class NI, 4.5% 2/25/40 (n)		1,924	172
Series 2010-39 Class FG, 1 month U.S. LIBOR + 0.920% 3.4263% 3/25/36 (b)(f)		2,470	2,525
Series 2010-97 Class CI, 4.5% 8/25/25 (n)		318	10
Series 2011-67 Class AI, 4% 7/25/26 (n)		578	47
Series 2012-27 Class EZ, 4.25% 3/25/42		5,561	5,820
Series 2016-26 Class CG, 3% 5/25/46		8,836	8,794
Freddie Mac:
floater Series 2711 Class FC, 1 month U.S. LIBOR + 0.900% 3.3551% 2/15/33 (b)(f)		1,199	1,221
floater planned amortization class Series 2770 Class FH, 1 month U.S. LIBOR + 0.400% 2.8551% 3/15/34 (b)(f)		1,596	1,600
planned amortization class:
Series 2101 Class PD, 6% 11/15/28		42	45
Series 2996 Class MK, 5.5% 6/15/35		111	119
Series 3415 Class PC, 5% 12/15/37		548	583
Series 3840 Class VA, 4.5% 9/15/27		985	989
Series 3857 Class ZP, 5% 5/15/41		2,292	2,605
Series 4135 Class AB, 1.75% 6/15/42		795	762
sequential payer:
Series 2004-2802 Class ZG, 5.5% 5/15/34		6,740	7,366
Series 2303 Class ZV, 6% 4/15/31		128	139
Series 2877 Class ZD, 5% 10/15/34		4,358	4,651
Series 3745 Class KV, 4.5% 12/15/26		4,744	4,946
Series 3843 Class PZ, 5% 4/15/41		2,323	2,608
Freddie Mac Multi-family Structured pass-thru certificates sequential payer:
Series 4335 Class AL, 4.25% 3/15/40		3,136	3,212
Series 4341 Class ML, 3.5% 11/15/31		4,847	4,935
Freddie Mac Seasoned Credit Risk Transfer Trust sequential payer:
Series 2018-3 Class MA, 3.5% 8/25/57		54,001	54,318
Series 2018-4 Class MA, 3.5% 11/25/57		35,506	35,360
Freddie Mac SLST sequential payer Series 2018-1:
Class A1, 3.5% 6/25/28		7,233	7,203
Class A2, 3.5% 6/25/28		1,810	1,780
Ginnie Mae guaranteed REMIC pass-thru certificates:
floater:
Series 2007-59 Class FC, 1 month U.S. LIBOR + 0.500% 2.9701% 7/20/37 (b)(f)		830	834
Series 2008-2 Class FD, 1 month U.S. LIBOR + 0.480% 2.9501% 1/20/38 (b)(f)		212	213
Series 2008-73 Class FA, 1 month U.S. LIBOR + 0.860% 3.3301% 8/20/38 (b)(f)		1,469	1,494
Series 2008-83 Class FB, 1 month U.S. LIBOR + 0.900% 3.3701% 9/20/38 (b)(f)		1,226	1,253
Series 2009-108 Class CF, 1 month U.S. LIBOR + 0.600% 3.0551% 11/16/39 (b)(f)		881	888
Series 2009-116 Class KF, 1 month U.S. LIBOR + 0.530% 2.9851% 12/16/39 (b)(f)		689	693
Series 2010-H17 Class FA, 1 month U.S. LIBOR + 0.330% 2.6519% 7/20/60 (b)(f)(m)		6,621	6,608
Series 2010-H18 Class AF, 1 month U.S. LIBOR + 0.300% 2.6136% 9/20/60 (b)(f)(m)		8,269	8,248
Series 2010-H19 Class FG, 1 month U.S. LIBOR + 0.300% 2.6136% 8/20/60 (b)(f)(m)		8,723	8,700
Series 2010-H27 Series FA, 1 month U.S. LIBOR + 0.380% 2.6936% 12/20/60 (b)(f)(m)		3,037	3,035
Series 2011-H05 Class FA, 1 month U.S. LIBOR + 0.500% 2.8136% 12/20/60 (b)(f)(m)		4,943	4,954
Series 2011-H07 Class FA, 1 month U.S. LIBOR + 0.500% 2.8136% 2/20/61 (b)(f)(m)		9,965	9,983
Series 2011-H12 Class FA, 1 month U.S. LIBOR + 0.490% 2.8036% 2/20/61 (b)(f)(m)		12,062	12,081
Series 2011-H13 Class FA, 1 month U.S. LIBOR + 0.500% 2.8136% 4/20/61 (b)(f)(m)		3,954	3,963
Series 2011-H14:
Class FB, 1 month U.S. LIBOR + 0.500% 2.8136% 5/20/61 (b)(f)(m)		4,914	4,927
Class FC, 1 month U.S. LIBOR + 0.500% 2.8136% 5/20/61 (b)(f)(m)		4,556	4,567
Series 2011-H17 Class FA, 1 month U.S. LIBOR + 0.530% 2.8436% 6/20/61 (b)(f)(m)		5,685	5,702
Series 2011-H21 Class FA, 1 month U.S. LIBOR + 0.600% 2.9136% 10/20/61 (b)(f)(m)		6,122	6,150
Series 2012-H01 Class FA, 1 month U.S. LIBOR + 0.700% 3.0136% 11/20/61 (b)(f)(m)		5,371	5,410
Series 2012-H03 Class FA, 1 month U.S. LIBOR + 0.700% 3.0136% 1/20/62 (b)(f)(m)		3,564	3,588
Series 2012-H06 Class FA, 1 month U.S. LIBOR + 0.630% 2.9436% 1/20/62 (b)(f)(m)		5,160	5,189
Series 2012-H07 Class FA, 1 month U.S. LIBOR + 0.630% 2.9436% 3/20/62 (b)(f)(m)		3,059	3,072
Series 2012-H21 Class DF, 1 month U.S. LIBOR + 0.650% 2.9636% 5/20/61 (b)(f)(m)		234	234
Series 2013-H19:
Class FC, 1 month U.S. LIBOR + 0.600% 2.9136% 8/20/63 (b)(f)(m)		886	890
Class FD, 1 month U.S. LIBOR + 0.600% 2.9136% 8/20/63 (b)(f)(m)		2,353	2,361
Series 2015-H13 Class FL, 1 month U.S. LIBOR + 0.280% 2.5936% 5/20/63 (b)(f)(m)		2,761	2,758
Series 2015-H19 Class FA, 1 month U.S. LIBOR + 0.200% 2.5136% 4/20/63 (b)(f)(m)		2,797	2,794
Series 2017-161 Class DF, 1 month U.S. LIBOR + 0.250% 2.7201% 10/20/47 (b)(f)		5,222	5,177
Series 2018-65 Class DF, 1 month U.S. LIBOR + 0.300% 2.7701% 5/20/48 (b)(f)		6,510	6,465
Series 2018-77 Class FA, 1 month U.S. LIBOR + 0.300% 2.7701% 6/20/48 (b)(f)		7,378	7,326
planned amortization class:
Series 2010-31 Class BP, 5% 3/20/40		3,810	4,229
Series 2011-136 Class WI, 4.5% 5/20/40 (n)		1,207	136
Series 2017-134 Class BA, 2.5% 11/20/46		1,022	992
sequential payer:
Series 2011-69 Class GX, 4.5% 5/16/40		9,450	9,906
Series 2013-H06 Class HA, 1.65% 1/20/63 (m)		1,776	1,753
Series 2014-H04 Class HA, 2.75% 2/20/64 (m)		19,308	19,180
Series 2014-H12 Class KA, 2.75% 5/20/64 (m)		3,501	3,462
Series 2016-H02 Class FM, 1 month U.S. LIBOR + 0.500% 2.8136% 9/20/62 (b)(f)(m)		8,379	8,384
Series 2016-H04 Class FE, 1 month U.S. LIBOR + 0.650% 2.9636% 11/20/65 (b)(f)(m)		1,269	1,271
Series 2018-H12 Class HA, 3.25% 8/20/68 (m)		10,015	10,120
Series 2004-22 Class M1, 5.5% 4/20/34		597	728
Series 2010-169 Class Z, 4.5% 12/20/40		5,058	5,348
Series 2010-H15 Class TP, 5.15% 8/20/60 (m)		6,794	6,849
Series 2010-H16 Class BA, 3.55% 7/20/60 (m)		17,439	17,445
Series 2010-H17 Class XP, 5.2967% 7/20/60 (b)(m)		6,483	6,541
Series 2010-H18 Class PL, 5.01% 9/20/60 (b)(m)		6,306	6,347
Series 2010-H22 Class LA, 3.75% 10/20/60 (m)		4,424	4,431
Series 2010-H28 Class KA, 3.75% 12/20/60 (m)		9,554	9,576
Series 2012-64 Class KI, 3.5% 11/20/36 (n)		804	51
Series 2013-124:
Class ES, 8.667% - 1 month U.S. LIBOR 5.3732% 4/20/39 (b)(o)		2,754	2,799
Class ST, 8.800% - 1 month U.S. LIBOR 5.5065% 8/20/39 (b)(o)		8,921	9,162
Series 2013-H07 Class JA, 1.75% 3/20/63 (m)		14,579	14,387
Series 2013-H08 Class MA, 3% 3/20/63 (m)		19,535	19,488
Series 2015-H17 Class HA, 2.5% 5/20/65 (m)		9,272	9,219
Series 2015-H21:
Class HA, 2.5% 6/20/63 (m)		21,828	21,728
Class JA, 2.5% 6/20/65 (m)		1,962	1,950
Series 2015-H30 Class HA, 1.75% 9/20/62 (b)(m)		19,151	18,948
Series 2016-H13 Class FB, U.S. TREASURY 1 YEAR INDEX + 0.500% 3.16% 5/20/66 (b)(f)(m)		14,047	14,107
Series 2017-186 Class HK, 3% 11/16/45		9,427	9,311
Series 2017-H06 Class FA, U.S. TREASURY 1 YEAR INDEX + 0.350% 3.01% 8/20/66 (b)(f)(m)		15,253	15,281
Series 2090-118 Class XZ, 5% 12/20/39		11,194	12,282
TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS
(Cost $576,464)			573,332

Commercial Mortgage Securities - 2.4%
Fannie Mae Series 2017-T1 Class A, 2.898% 6/25/27		16,872	16,009
Freddie Mac:
floater Series KP04 Class AG1, 1 month U.S. LIBOR + 0.220% 2.5669% 7/25/20 (b)(f)		10,500	10,494
pass-thru certificates sequential payer Series K011 Class A2, 4.084% 11/25/20		4,544	4,607
sequential payer:
Series 2017-SR01 Class A2, 2.75% 11/25/22		18,800	18,529
Series K006 Class A2, 4.251% 1/25/20		19,443	19,616
Series K069 Class A2, 3.187% 9/25/27		6,500	6,437
Series K071 Class A2, 3.286% 11/25/27		9,000	8,970
Series K072 Class A2, 3.444% 12/25/27		24,806	25,021
Series K073 Class A2, 3.35% 1/25/28		40,200	40,254
Series K080 Class A2, 3.926% 7/25/28		43,400	45,356
Series K155:
Class A1, 3.75% 11/25/29		846	880
Class A2, 3.75% 11/25/32		13,000	13,419
Series K158 Class A2, 3.9% 12/25/30		9,700	10,057
Series K708 Class A2, 2.13% 1/25/19		6,162	6,149
Series K709 Class A2, 2.086% 3/25/19		4,425	4,413
Series K710 Class A2, 1.883% 5/25/19		7,719	7,691
Series K712 Class A2, 1.869% 11/25/19		15,388	15,259
Series K063 Class A2, 3.43% 1/25/27		10,700	10,831
Series K076 Class A2, 3.9% 6/25/51		10,000	10,433
Series K077 Class A2, 3.85% 5/25/28		16,368	17,014
Series K079 Class A2, 3.926% 6/25/28		19,701	20,586
Series K084 Class A2, 3.78% 10/25/28		9,100	9,396
Series K157 Class A2, 3.99% 5/25/33		15,860	16,734
Freddie Mac Multi-family floater Series 2017-KT01 Class A, 1 month U.S. LIBOR + 0.320% 2.8238% 2/25/20 (b)(f)		31,839	31,800
Freddie Mac Multi-family Structured pass-thru certificates Series K078 Class A2, 3.854% 6/25/28		21,300	22,148
TOTAL COMMERCIAL MORTGAGE SECURITIES
(Cost $390,853)			392,103

Foreign Government and Government Agency Obligations - 14.7%
Arab Republic of Egypt:
5.577% 2/21/23 (c)		6,155	5,833
5.875% 6/11/25		3,230	2,938
5.875% 6/11/25 (c)		1,723	1,567
6.125% 1/31/22 (c)		29,330	28,775
7.5% 1/31/27 (c)		2,605	2,482
7.903% 2/21/48 (c)		4,220	3,630
8.5% 1/31/47 (c)		7,940	7,156
Argentine Republic:
5.625% 1/26/22		11,450	9,661
6.875% 4/22/21		53,575	48,406
7.5% 4/22/26		50,550	40,503
7.625% 4/22/46		11,400	8,259
Australian Commonwealth:
2.25% 11/21/22	AUD	59,200	42,279
2.25% 5/21/28 (Reg. S)	AUD	35,525	24,864
2.75% 10/21/19	AUD	32,600	23,107
Azerbaijan Republic 4.75% 3/18/24 (c)		2,890	2,875
Bahamian Republic 6% 11/21/28 (c)		2,245	2,279
Banco Central del Uruguay:
value recovery A rights 1/2/21 (e)(p)		1,000,000	0
value recovery B rights 1/2/21 (e)(p)		1,500,000	0
Barbados Government:
7% 8/4/22 (c)(d)		4,115	2,258
7.25% 12/15/21 (c)(d)		420	230
Belarus Republic:
6.875% 2/28/23 (c)		12,745	12,984
7.625% 6/29/27 (c)		4,090	4,183
Brazilian Federative Republic:
5.625% 1/7/41		5,580	5,357
5.625% 2/21/47		3,510	3,312
8.25% 1/20/34		19,440	23,814
10% 1/1/21	BRL	13,645	3,683
Buenos Aires Province:
6.5% 2/15/23 (c)		1,285	1,034
9.95% 6/9/21 (c)		9,930	9,334
10.875% 1/26/21 (c)		13,300	13,101
10.875% 1/26/21 (Reg. S)		38,211	37,638
Buoni del Tesoro Poliennali:
0.95% 3/1/23	EUR	38,800	43,321
2.5% 11/15/25	EUR	9,450	10,958
2.7% 3/1/47 (c)	EUR	16,350	16,617
2.8% 12/1/28	EUR	41,600	47,959
Cameroon Republic 9.5% 11/19/25 (c)		7,865	8,011
Canadian Government:
1.25% 11/1/19	CAD	104,500	76,197
2% 9/1/23	CAD	10,950	8,060
2% 6/1/28	CAD	11,200	8,228
3.5% 12/1/45	CAD	18,750	17,366
City of Buenos Aires 8.95% 2/19/21 (c)		5,660	5,624
Colombian Republic:
7.375% 9/18/37		1,850	2,238
10.375% 1/28/33		6,690	9,940
Danish Kingdom 1.75% 11/15/25	DKK	105,900	18,221
Democratic Socialist Republic of Sri Lanka:
5.125% 4/11/19 (c)		2,195	2,173
5.75% 4/18/23 (c)		3,135	2,885
6% 1/14/19 (c)		9,125	9,079
6.2% 5/11/27 (c)		1,210	1,065
6.25% 10/4/20 (c)		1,160	1,125
6.25% 7/27/21 (c)		1,470	1,414
Dominican Republic:
5.95% 1/25/27 (c)		2,970	2,959
6% 7/19/28 (c)		3,405	3,396
6.6% 1/28/24 (c)		1,265	1,319
6.85% 1/27/45 (c)		1,820	1,793
6.875% 1/29/26 (c)		4,560	4,782
7.45% 4/30/44 (c)		4,160	4,326
Ecuador Republic:
8.875% 10/23/27 (c)		6,005	5,164
9.65% 12/13/26 (c)		3,175	2,889
El Salvador Republic:
7.375% 12/1/19 (c)		14,140	14,193
7.75% 1/24/23 (c)		3,685	3,791
French Government 2% 5/25/48 (c)	EUR	4,800	5,973
Gabonese Republic 6.375% 12/12/24 (c)		5,370	4,819
Georgia Republic 6.875% 4/12/21 (c)		1,300	1,363
German Federal Republic 0% 6/12/20	EUR	162,609	188,085
Ghana Republic 8.627% 6/16/49 (c)		1,375	1,197
Hong Kong Government SAR 1.32% 12/23/19	HKD	39,400	5,011
Indonesian Republic:
7.75% 1/17/38 (c)		8,140	10,456
8.5% 10/12/35 (Reg. S)		8,305	11,170
Irish Republic 2% 2/18/45 (Reg.S)	EUR	8,000	9,670
Islamic Republic of Pakistan:
6.75% 12/3/19 (c)		7,845	7,767
7.25% 4/15/19 (c)		18,660	18,617
8.25% 4/15/24 (c)		2,510	2,528
Israeli State (guaranteed by U.S. Government through Agency for International Development):
5.5% 9/18/23		57,646	64,806
5.5% 12/4/23		19,812	22,287
Ivory Coast 5.75% 12/31/32		3,811	3,358
Japan Government:
0.1% 6/20/28	JPY	1,440,000	13,281
0.4% 3/20/56	JPY	2,850,000	22,480
0.9% 6/20/22	JPY	35,252,600	333,200
Jordanian Kingdom 3% 6/30/25		16,691	16,688
Kingdom of Norway 3.75% 5/25/21	NOK	65,000	7,978
Kingdom of Saudi Arabia 3.625% 3/4/28 (c)		3,275	3,097
Lebanese Republic:
5.45% 11/28/19		10,245	9,901
5.5% 4/23/19		11,235	11,114
5.8% 4/14/20		4,010	3,817
6% 5/20/19		17,815	17,655
6.15% 6/19/20		1,970	1,862
6.375% 3/9/20		3,220	3,099
Malaysian Government 3.955% 9/15/25	MYR	23,945	5,765
Ministry of Finance of the Russian Federation:
5.25% 6/23/47 (c)		17,800	16,600
5.625% 4/4/42 (c)		3,625	3,706
5.875% 9/16/43 (c)		685	721
7.6% 7/20/22	RUB	414,970	5,884
12.75% 6/24/28 (Reg. S)		11,080	17,514
Mongolian People's Republic 8.75% 3/9/24 (c)		6,320	6,757
Moroccan Kingdom 4.25% 12/11/22 (c)		9,305	9,328
New Zealand Government 6% 5/15/21	NZD	12,000	8,852
Panamanian Republic 9.375% 4/1/29		800	1,116
Peruvian Republic 4% 3/7/27 (h)		10,576	10,457
Plurinational State of Bolivia 5.95% 8/22/23 (c)		1,175	1,159
Portuguese Republic 2.25% 4/18/34 (c)	EUR	21,650	24,698
Province of Santa Fe 7% 3/23/23 (c)		14,435	12,216
Provincia de Cordoba:
7.125% 6/10/21 (c)		23,880	21,014
7.45% 9/1/24 (c)		8,260	6,711
Republic of Angola 7% 8/17/19 (Issued by Northern Lights III BV for Republic of Angola) (Reg. S)		1,454	1,458
Republic of Armenia:
6% 9/30/20 (c)		7,032	7,092
7.15% 3/26/25 (c)		1,510	1,583
Republic of Iraq:
5.8% 1/15/28 (Reg. S)		28,495	25,481
6.752% 3/9/23 (c)		2,510	2,384
Republic of Kenya 6.875% 6/24/24 (c)		1,275	1,197
Republic of Nigeria:
6.75% 1/28/21 (c)		1,125	1,137
7.625% 11/28/47 (c)		1,395	1,173
Republic of Serbia 7.25% 9/28/21 (c)		3,330	3,584
Republic of Singapore 3.25% 9/1/20	SGD	52,850	39,634
Romanian Republic 3.25% 4/29/24	RON	10,750	2,497
Rwanda Republic 6.625% 5/2/23 (c)		2,465	2,440
South African Republic 10.5% 12/21/26	ZAR	126,755	9,584
Spanish Kingdom:
1.4% 7/30/28 (Reg. S) (c)	EUR	22,850	26,127
2.7% 10/31/48 (c)	EUR	18,750	21,866
State of Qatar:
3.875% 4/23/23 (c)		6,205	6,275
4.5% 4/23/28 (c)		13,735	14,336
9.75% 6/15/30 (c)		4,350	6,602
Sultanate of Oman 6.75% 1/17/48 (c)		3,670	3,028
Sweden Kingdom 4.25% 3/12/19	SEK	251,000	28,582
Switzerland Confederation 3% 5/12/19	CHF	37,950	39,155
Turkish Republic:
5.125% 3/25/22		3,050	2,968
5.625% 3/30/21		9,370	9,369
5.75% 5/11/47		1,650	1,343
6% 3/25/27		1,950	1,834
6.25% 9/26/22		43,470	43,719
6.75% 5/30/40		2,940	2,689
6.875% 3/17/36		6,115	5,725
7% 3/11/19		10,545	10,580
7% 6/5/20		5,015	5,112
7.25% 12/23/23		5,215	5,353
7.25% 3/5/38		2,330	2,253
7.375% 2/5/25		5,235	5,394
Turkiye Ihracat Kredi Bankasi A/S 5.375% 2/8/21 (c)		4,090	3,946
Ukraine Government:
1.471% 9/29/21		6,753	6,527
7.75% 9/1/19 (c)		10,575	10,454
7.75% 9/1/20 (c)		25,945	24,993
7.75% 9/1/21 (c)		52,476	49,327
7.75% 9/1/22 (c)		28,276	25,911
9.75% 11/1/28 (c)		5,220	4,892
United Kingdom, Great Britain and Northern Ireland:
1.75% 7/22/19 (Reg.S)	GBP	76,850	98,483
4.25% 12/7/27	GBP	42,350	68,067
United Kingdom, Great Britain and Northern Ireland Treasury GILT 2.5% 7/22/65 (Reg. S)	GBP	22,075	35,087
United Mexican States 6.5% 6/9/22	MXN	201,635	9,629
Uruguay Republic 7.875% 1/15/33 pay-in-kind		1,395	1,833
Venezuelan Republic:
oil recovery warrants 4/15/20 (e)(p)		2,504	3
9.25% 9/15/27 (d)		26,320	6,119
11.95% 8/5/31 (Reg. S) (d)		9,145	2,149
12.75% 8/23/22 (d)		2,375	558
Vietnamese Socialist Republic:
6 month U.S. LIBOR + 0.813% 3.375% 3/13/28 (b)(e)(f)		995	907
5.5% 3/12/28		24,307	24,205
TOTAL FOREIGN GOVERNMENT AND GOVERNMENT AGENCY OBLIGATIONS
(Cost $2,397,371)			2,375,056

Supranational Obligations - 0.0%
European Bank for Reconstruction & Development 6% 5/4/20 (Reg. S) (Cost $6,169)	INR	400,900	5,643
		Shares	Value (000s)

Common Stocks - 4.7%
COMMUNICATION SERVICES - 0.8%
Entertainment - 0.1%
Activision Blizzard, Inc.		92,400	4,303
Electronic Arts, Inc. (q)		81,900	6,463
Take-Two Interactive Software, Inc. (q)		76,800	7,906
			18,672
Interactive Media & Services - 0.3%
Alphabet, Inc. Class A (q)		36,200	37,828
Facebook, Inc. Class A (q)		90,600	11,877
			49,705
Media - 0.2%
Altice U.S.A., Inc. Class A		675,200	11,154
Comcast Corp. Class A		366,100	12,466
			23,620
Wireless Telecommunication Services - 0.2%
T-Mobile U.S., Inc. (q)		523,000	33,268

TOTAL COMMUNICATION SERVICES			125,265

CONSUMER DISCRETIONARY - 0.8%
Auto Components - 0.1%
Chassix Holdings, Inc. warrants 7/29/20 (e)(q)		30,337	156
Exide Technologies (e)(q)		7,093	7
Exide Technologies (e)(q)		23,645	17
UC Holdings, Inc. (e)		560,355	10,955
			11,135
Diversified Consumer Services - 0.0%
Houghton Mifflin Harcourt Co. warrants 6/22/19 (q)(r)		59,137	1
Hotels, Restaurants & Leisure - 0.3%
Boyd Gaming Corp.		596,400	12,393
Eldorado Resorts, Inc. (q)		90,400	3,273
MGM Mirage, Inc.		223,500	5,422
Penn National Gaming, Inc. (q)		322,900	6,080
Red Rock Resorts, Inc.		400,143	8,127
Royal Caribbean Cruises Ltd.		70,200	6,865
Scientific Games Corp. Class A (q)(s)		132,200	2,364
Wyndham Hotels & Resorts, Inc.		73,600	3,339
Wynn Resorts Ltd.		3,353	332
			48,195
Household Durables - 0.0%
Lennar Corp. Class B		5,276	165
Internet & Direct Marketing Retail - 0.3%
Alibaba Group Holding Ltd. sponsored ADR (q)		268,900	36,858
Amazon.com, Inc. (q)		8,900	13,368
			50,226
Media - 0.0%
Studio City International Holdings Ltd. ADR		133,400	2,230
Textiles, Apparel & Luxury Goods - 0.1%
adidas AG		59,621	12,460

TOTAL CONSUMER DISCRETIONARY			124,412

CONSUMER STAPLES - 0.2%
Food & Staples Retailing - 0.0%
Southeastern Grocers, Inc. (e)(q)		145,615	4,604
Food Products - 0.2%
Darling International, Inc. (q)		790,500	15,209
JBS SA		2,756,800	8,244
Reddy Ice Holdings, Inc. (q)		331,236	166
			23,619

TOTAL CONSUMER STAPLES			28,223

ENERGY - 0.1%
Energy Equipment & Services - 0.0%
Forbes Energy Services Ltd. (q)		135,187	406
Oil, Gas & Consumable Fuels - 0.1%
Chaparral Energy, Inc. Class A (q)		108,327	533
Diamondback Energy, Inc.		112,200	10,401
Goodrich Petroleum Corp. (q)		90,737	1,225
Harvest Oil & Gas Corp. (q)		193,888	3,486
Parsley Energy, Inc. Class A (q)		268,700	4,294
Ultra Petroleum Corp. warrants 7/14/25 (q)		127,890	0
VNR Finance Corp. (q)		83,865	122
VNR Finance Corp. (c)(q)		403,886	586
			20,647

TOTAL ENERGY			21,053

FINANCIALS - 0.2%
Banks - 0.1%
Bank of America Corp.		419,000	10,324
JPMorgan Chase & Co.		115,500	11,275
			21,599
Capital Markets - 0.0%
Penson Worldwide, Inc. Class A (e)(q)		7,403,098	0
Consumer Finance - 0.1%
OneMain Holdings, Inc. (q)		262,600	6,379
Mortgage Real Estate Investment Trusts - 0.0%
Starwood Property Trust, Inc.		320,600	6,319

TOTAL FINANCIALS			34,297

HEALTH CARE - 0.3%
Health Care Providers & Services - 0.2%
Humana, Inc.		37,500	10,743
Rotech Healthcare, Inc. (e)(q)		129,242	207
UnitedHealth Group, Inc.		51,300	12,780
			23,730
Life Sciences Tools & Services - 0.1%
IQVIA Holdings, Inc. (q)		139,300	16,182
Pharmaceuticals - 0.0%
Jazz Pharmaceuticals PLC (q)		55,600	6,892

TOTAL HEALTH CARE			46,804

INDUSTRIALS - 0.5%
Aerospace & Defense - 0.1%
TransDigm Group, Inc. (q)		25,100	8,536
Airlines - 0.2%
Air Canada (q)		1,531,900	29,130
Commercial Services & Supplies - 0.0%
Novus Holdings Ltd.		48,111	14
Machinery - 0.0%
Allison Transmission Holdings, Inc.		151,000	6,630
Marine - 0.0%
U.S. Shipping Partners Corp. (e)(q)		22,876	0
U.S. Shipping Partners Corp. warrants 12/31/29 (e)(q)		214,176	0
			0
Trading Companies & Distributors - 0.2%
HD Supply Holdings, Inc. (q)		531,900	19,957
Penhall Acquisition Co.:
Class A (e)(q)		11,553	1,063
Class B (e)(q)		3,850	354
United Rentals, Inc. (q)		188,670	19,344
			40,718
Transportation Infrastructure - 0.0%
Tricer Holdco SCA:
Class A1 (e)(q)(r)		403,760	0
Class A2 (e)(q)(r)		403,760	0
Class A3 (e)(q)(r)		403,760	0
Class A4 (e)(q)(r)		403,760	0
Class A5 (e)(q)(r)		403,760	0
Class A6 (e)(q)(r)		403,760	0
Class A7 (e)(q)(r)		403,760	0
Class A8 (e)(q)(r)		403,760	0
Class A9 (e)(q)(r)		403,760	0
			0

TOTAL INDUSTRIALS			85,028

INFORMATION TECHNOLOGY - 1.4%
Electronic Equipment & Components - 0.1%
CDW Corp.		96,400	7,813
IT Services - 0.6%
EPAM Systems, Inc. (q)		101,000	11,717
First Data Corp. Class A (q)		428,800	7,251
Global Payments, Inc.		180,300	18,594
MasterCard, Inc. Class A		122,100	23,034
PayPal Holdings, Inc. (q)		263,700	22,175
Visa, Inc. Class A		143,500	18,933
			101,704
Semiconductors & Semiconductor Equipment - 0.3%
Microchip Technology, Inc. (s)		247,700	17,815
NVIDIA Corp.		113,300	15,126
NXP Semiconductors NV		178,000	13,044
ON Semiconductor Corp. (q)		616,300	10,175
			56,160
Software - 0.4%
Adobe, Inc. (q)		93,600	21,176
Microsoft Corp.		217,600	22,102
SS&C Technologies Holdings, Inc.		351,100	15,838
			59,116

TOTAL INFORMATION TECHNOLOGY			224,793

MATERIALS - 0.2%
Chemicals - 0.2%
DowDuPont, Inc.		205,600	10,995
The Chemours Co. LLC		351,600	9,922
Westlake Chemical Corp.		101,600	6,723
			27,640
Containers & Packaging - 0.0%
Crown Holdings, Inc. (q)		165,700	6,888
Metals & Mining - 0.0%
Aleris Corp. (e)(q)		72,811	0
Algoma Steel GP (e)		151,792	809
Algoma Steel SCA (e)		151,792	809
Elah Holdings, Inc. (q)		517	31
First Quantum Minerals Ltd.		363,200	2,937
			4,586

TOTAL MATERIALS			39,114

UTILITIES - 0.2%
Electric Utilities - 0.1%
Portland General Electric Co.		13,962	640
Vistra Energy Corp. (q)		1,019,600	23,339
			23,979
Independent Power and Renewable Electricity Producers - 0.1%
NRG Energy, Inc.		226,800	8,981

TOTAL UTILITIES			32,960

TOTAL COMMON STOCKS
(Cost $752,353)			761,949

Preferred Stocks - 0.0%
Convertible Preferred Stocks - 0.0%
CONSUMER STAPLES - 0.0%
Food Products - 0.0%
Reddy Ice Holdings, Inc. 7.00% pay-in-kind (e)(q)		133,255	1,155
Nonconvertible Preferred Stocks - 0.0%
INDUSTRIALS - 0.0%
Transportation Infrastructure - 0.0%
Tricer Holdco SCA (e)(q)(r)		193,792,711	65
TOTAL PREFERRED STOCKS
(Cost $7,859)			1,220
		Principal Amount (000s)(a)	Value (000s)

Bank Loan Obligations - 1.6%
CONSUMER DISCRETIONARY - 0.0%
Diversified Consumer Services - 0.0%
KUEHG Corp. Tranche B 2LN, term loan 3 month U.S. LIBOR + 8.250% 11.053% 8/22/25 (b)(f)		3,640	3,631
ENERGY - 0.6%
Energy Equipment & Services - 0.0%
BCP Raptor II LLC Tranche B, term loan 3 month U.S. LIBOR + 4.750% 7.1434% 11/3/25 (b)(f)		3,530	3,261
Forbes Energy Services LLC Tranche B, term loan 14% 4/13/21 (b)(e)		1,441	1,452
			4,713
Oil, Gas & Consumable Fuels - 0.6%
BCP Raptor LLC Tranche B, term loan 3 month U.S. LIBOR + 4.250% 6.869% 6/22/24 (b)(f)		5,353	4,985
California Resources Corp.:
Tranche 1LN, term loan 3 month U.S. LIBOR + 10.375% 12.8974% 12/31/21 (b)(f)		59,735	58,391
Tranche B, term loan 3 month U.S. LIBOR + 4.750% 7.2563% 12/31/22 (b)(f)		24,270	23,461
			86,837

TOTAL ENERGY			91,550

FINANCIALS - 0.1%
Diversified Financial Services - 0.1%
RegionalCare Hospital Partners Holdings, Inc. Tranche B, term loan 3 month U.S. LIBOR + 4.500% 7.129% 11/16/25 (b)(f)		18,055	17,085
Insurance - 0.0%
HUB International Ltd. Tranche B, term loan 3 month U.S. LIBOR + 2.750% 5.2399% 4/25/25 (b)(f)		3,204	3,019

TOTAL FINANCIALS			20,104

HEALTH CARE - 0.0%
Pharmaceuticals - 0.0%
Valeant Pharmaceuticals International, Inc. Tranche B, term loan 3 month U.S. LIBOR + 3.000% 5.3789% 6/1/25 (b)(f)		1,314	1,252
INDUSTRIALS - 0.0%
Construction & Engineering - 0.0%
Traverse Midstream Partners Ll Tranche B, term loan 3 month U.S. LIBOR + 4.000% 6.6% 9/27/24 (b)(f)		1,795	1,719
INFORMATION TECHNOLOGY - 0.7%
Internet Software & Services - 0.1%
McAfee LLC Tranche B, term loan:
3 month U.S. LIBOR + 3.750% 6.2724% 9/29/24 (b)(f)		2,793	2,710
3 month U.S. LIBOR + 8.500% 11.0056% 9/29/25 (b)(f)		15,505	15,350
			18,060
IT Services - 0.1%
Web.com Group, Inc.:
2LN, term loan 3 month U.S. LIBOR + 7.750% 10.1704% 10/11/26 (b)(f)		6,338	6,259
Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.750% 6.1704% 10/11/25 (b)(f)		7,235	6,946
			13,205
Software - 0.5%
Almonde, Inc.:
Tranche 2LN, term loan 3 month U.S. LIBOR + 7.250% 10.053% 6/13/25 (b)(f)		20,456	18,776
Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.500% 6.303% 6/13/24 (b)(f)		8,663	8,050
Boxer Parent Co., Inc. Tranche B, term loan 3 month U.S. LIBOR + 4.250% 7.053% 10/2/25 (b)(f)		12,425	11,955
Digicert Holdings, Inc. Tranche B, term loan:
3 month U.S. LIBOR + 4.000% 6.5224% 10/31/24 (b)(f)		10,428	10,185
3 month U.S. LIBOR + 8.000% 10.5224% 10/31/25 (b)(f)		8,080	7,811
Kronos, Inc. 2LN, term loan 3 month U.S. LIBOR + 8.250% 10.791% 11/1/24 (b)(f)		13,470	13,276
Landesk Group, Inc. term loan:
3 month U.S. LIBOR + 4.250% 6.6% 1/20/24 (b)(f)		2,011	1,948
3 month U.S. LIBOR + 9.000% 11.35% 1/20/25 (b)(f)		6,500	6,175
Vertafore, Inc. Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.250% 6.053% 7/2/25 (b)(f)		2,090	1,981
			80,157

TOTAL INFORMATION TECHNOLOGY			111,422

MATERIALS - 0.2%
Containers & Packaging - 0.1%
Flex Acquisition Co., Inc. Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.250% 5.5992% 6/29/25 (b)(f)		10,269	9,699
Metals & Mining - 0.1%
Murray Energy Corp. Tranche B 2LN, term loan 3 month U.S. LIBOR + 7.250% 9.7766% 10/17/22 (b)(f)		15,056	12,684

TOTAL MATERIALS			22,383

TOTAL BANK LOAN OBLIGATIONS
(Cost $264,253)			252,061
		Shares	Value (000s)

Fixed-Income Funds - 9.0%
Fidelity Floating Rate Central Fund (t)		14,531,021	1,430,579
iShares JPMorgan USD Emerging Markets Bond ETF		269,937	28,049
TOTAL FIXED-INCOME FUNDS
(Cost $1,546,947)			1,458,628
		Principal Amount (000s)(a)	Value (000s)

Preferred Securities - 5.1%
COMMUNICATION SERVICES - 0.0%
Diversified Telecommunication Services - 0.0%
Colombia Telecomunicaciones SA 8.5% (b)(c)(g)		5,230	5,488
CONSUMER DISCRETIONARY - 0.1%
Automobiles - 0.1%
Volkswagen International Finance NV 4.625% (Reg. S) (b)(f)(g)	EUR	20,800	22,849
CONSUMER STAPLES - 0.1%
Food Products - 0.1%
Cosan Overseas Ltd. 8.25% (g)		19,675	20,074
ENERGY - 0.5%
Oil, Gas & Consumable Fuels - 0.5%
Andeavor Logistics LP 6.875% (b)(g)		18,000	16,404
DCP Midstream Partners LP 7.375% (b)(g)		8,965	8,010
Energy Transfer Partners LP:
6.25% (b)(g)		40,712	35,032
6.625% (b)(g)		15,640	13,294
Summit Midstream Partners LP 9.5% (b)(g)		8,965	8,467
			81,207
FINANCIALS - 4.1%
Banks - 3.3%
Alfa Bond Issuance PLC 8% (Reg. S) (b)(g)		10,312	9,310
Banco Do Brasil SA 9% (b)(c)(g)		18,895	19,270
Banco Mercantil del Norte SA 7.625% (b)(c)(g)		5,785	5,701
Bank of America Corp.:
5.125% (b)(g)		20,515	20,097
5.2% (b)(g)		48,090	46,519
5.875% (b)(g)		60,475	56,118
6.25% (b)(g)		18,480	18,635
Barclays PLC 7.75% (b)(g)		17,980	17,361
Citigroup, Inc.:
5.8% (b)(g)		16,945	16,607
5.9% (b)(g)		25,875	24,692
5.95% (b)(g)		46,925	44,000
6.25% (b)(g)		12,015	11,790
6.3% (b)(g)		4,120	3,834
Credit Agricole SA 7.875% (b)(c)(g)		5,065	5,068
Huntington Bancshares, Inc. 5.7% (b)(g)		7,660	6,891
Itau Unibanco Holding SA 6.125% (b)(c)(g)		7,555	7,108
JPMorgan Chase & Co.:
5% (b)(g)		24,745	24,498
5.3% (b)(g)		12,280	12,236
6% (b)(g)		54,840	54,974
6.125% (b)(g)		12,865	12,905
6.75% (b)(g)		6,270	6,654
Royal Bank of Scotland Group PLC 8.625% (b)(g)		26,526	27,467
Tinkoff Credit Systems 9.25% (Reg. S) (b)(g)		7,220	7,136
Wells Fargo & Co.:
5.875% (b)(g)		36,775	36,451
5.9% (b)(g)		46,445	44,378
			539,700
Capital Markets - 0.6%
Credit Suisse Group AG 7.5% (b)(c)(g)		22,720	22,935
Goldman Sachs Group, Inc.:
5% (b)(g)		32,374	27,528
5.375% (b)(g)		22,175	21,598
5.7% (b)(g)		26,133	25,696
			97,757
Insurance - 0.2%
MAPFRE SA 4.375% 3/31/47 (Reg. S) (b)	EUR	17,700	21,367

TOTAL FINANCIALS			658,824

INDUSTRIALS - 0.0%
Construction & Engineering - 0.0%
Odebrecht Finance Ltd.:
7.5% (c)(g)		22,515	3,349
7.5% (Reg. S) (g)		500	74
			3,423
REAL ESTATE - 0.3%
Equity Real Estate Investment Trusts (REITs) - 0.3%
Unibail-Rodamco 2.125% (Reg. S) (b)(g)	EUR	36,000	39,131
TOTAL PREFERRED SECURITIES
(Cost $892,882)			830,996
		Shares	Value (000s)

Money Market Funds - 6.9%
Fidelity Cash Central Fund, 2.42% (u)		1,100,695,418	1,100,916
Fidelity Securities Lending Cash Central Fund 2.41% (u)(v)		12,550,402	12,552
TOTAL MONEY MARKET FUNDS
(Cost $1,113,424)			1,113,468

Purchased Swaptions - 0.0%
	Expiration Date	Notional Amount (000s)	Value (000s)
Put Options - 0.0%
Option on an interest rate swap with Goldman Sachs Bank U.S.A. to pay semi-annually a fixed rate of 2.495% and receive quarterly a floating rate based on 3-month LIBOR, expiring October 2027	10/5/20	38,200	$1,210
Option on an interest rate swap with Goldman Sachs Bank U.S.A. to pay semi-annually a fixed rate of 2.7875% and receive quarterly a floating rate based on 3-month LIBOR, expiring January 2028	1/25/21	22,300	561
Option on an interest rate swap with JPMorgan Chase Bank NA to pay semi-annually a fixed rate of 2.5340% and receive quarterly a floating rate based on 3-month LIBOR, expiring December 2027	12/8/20	18,200	581
Option on an interest rate swap with JPMorgan Chase Bank NA to pay semi-annually a fixed rate of 2.5575% and receive quarterly a floating rate based on 3-month LIBOR, expiring October 2027	10/6/20	19,400	572

TOTAL PUT OPTIONS			2,924

Call Options - 0.0%
Option on an interest rate swap with Goldman Sachs Bank U.S.A. to receive semi-annually a fixed rate of 2.495% and pay quarterly a floating rate based on 3-month LIBOR, expiring October 2027	10/5/20	38,200	798
Option on an interest rate swap with Goldman Sachs Bank U.S.A. to receive semi-annually a fixed rate of 2.7875% and pay quarterly a floating rate based on 3-month LIBOR, expiring January 2028	1/25/21	22,300	691
Option on an interest rate swap with JPMorgan Chase Bank NA to receive semi-annually a fixed rate of 2.5340% and pay quarterly a floating rate based on 3-month LIBOR, expiring December 2027	12/8/20	18,200	416
Option on an interest rate swap with JPMorgan Chase Bank NA to receive semi-annually a fixed rate of 2.5575% and pay quarterly a floating rate based on 3-month LIBOR, expiring October 2027	10/6/20	19,400	438

TOTAL CALL OPTIONS			2,343

TOTAL PURCHASED SWAPTIONS
(Cost $6,254)			5,267
TOTAL INVESTMENT IN SECURITIES - 100.3%
(Cost $16,749,976)			16,249,887
NET OTHER ASSETS (LIABILITIES) - (0.3)%			(45,275)
NET ASSETS - 100%			$16,204,612

TBA Sale Commitments
	Principal Amount (000s)	Value (000s)
Fannie Mae
3% 1/1/49	$(25,000)	$(24,393)
3% 1/1/49	(18,475)	(18,026)
3% 1/1/49	(18,475)	(18,026)
3.5% 1/1/49	(8,900)	(8,898)
3.5% 1/1/49	(1,600)	(1,599)
3.5% 1/1/49	(400)	(400)
3.5% 1/1/49	(1,400)	(1,399)
3.5% 1/1/49	(1,400)	(1,399)
4.5% 1/1/49	(3,200)	(3,313)
4.5% 1/1/49	(1,900)	(1,967)
4.5% 1/1/49	(1,900)	(1,967)
4.5% 1/1/49	(1,275)	(1,319)
TOTAL TBA SALE COMMITMENTS
(Proceeds $82,300)		$(82,706)

Futures Contracts
	Number of contracts	Expiration Date	Notional Amount (000s)	Value (000s)	Unrealized Appreciation/(Depreciation) (000s)
Purchased
Treasury Contracts
CBOT 10-Year U.S. Treasury Note Contracts (United States)	3,254	March 2019	$397,039	$9,373	$9,373
CBOT 2-Year U.S. Treasury Note Contracts (United States)	468	March 2019	99,362	672	672
CBOT 5-Year U.S. Treasury Note Contracts (United States)	1,500	March 2019	172,031	2,927	2,927
CBOT Long Term U.S. Treasury Bond Contracts (United States)	1,080	March 2019	157,680	7,136	7,136
CBOT Ultra Long Term U.S. Treasury Bond Contracts (United States)	359	March 2019	57,676	2,944	2,944

TOTAL PURCHASED					23,052

Sold
Treasury Contracts
CBOT Long Term U.S. Treasury Bond Contracts (United States)	43	March 2019	6,278	(304)	(304)
CBOT Ultra 10-Year U.S. Treasury Note Contracts (United States)	713	March 2019	92,746	(3,021)	(3,021)

TOTAL SOLD					(3,325)

TOTAL FUTURES CONTRACTS					$19,727

The notional amount of futures purchased as a percentage of Net Assets is 5.5%

The notional amount of futures sold as a percentage of Net Assets is 0.6%

Swaps

Payment Received	Payment Frequency	Payment Paid	Payment Frequency	Clearinghouse / Counterparty(1)	Maturity Date	Notional Amount (000s)	Value (000s)	Upfront Premium Received/(Paid) (000s)(2)	Unrealized Appreciation/(Depreciation) (000s)
Interest Rate Swaps
2.75%	Semi - annual	3-month LIBOR(3)	Quarterly	LCH	Mar. 2026	$32,630	$342	$0	$342

 (1) Swaps with LCH Clearnet Group (LCH) are centrally cleared over-the-counter (OTC) swaps.

 (2) Any premiums for centrally cleared over-the-counter (OTC) swaps are recorded periodically throughout the term of the swap to variation margin and included in unrealized appreciation (depreciation).

 (3) Represents floating rate.

Currency Abbreviations

AUD – Australian dollar

BRL – Brazilian real

CAD – Canadian dollar

CHF – Swiss franc

DKK – Danish krone

EUR – European Monetary Unit

GBP – British pound

HKD – Hong Kong dollar

INR – Indian rupee

JPY – Japanese yen

MXN – Mexican peso

MYR – Malyasian ringgit

NOK – Norwegian krone

NZD – New Zealand dollar

RON – Romanian leu

RUB – Russian ruble

SEK – Swedish krona

SGD – Singapore dollar

ZAR – South African rand

Security Type Abbreviations

ETF – Exchange-Traded Fund

Security Type Abbreviations

Values shown as $0 in the Schedule of Investments may reflect amounts less than $500.

Amounts shown as 0 in the Schedule of Investments may represent less than 1 share.

Percentages shown as 0.0% in the Schedule of Investments may reflect amounts less than 0.05%.

Legend

 (a) Amount is stated in United States dollars unless otherwise noted.

 (b) Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.

 (c) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $3,472,665,000 or 21.4% of net assets.

 (d) Non-income producing - Security is in default.

 (e) Level 3 security

 (f) Coupon is indexed to a floating interest rate which may be multiplied by a specified factor and/or subject to caps or floors.

 (g) Security is perpetual in nature with no stated maturity date.

 (h) Security initially issued at one coupon which converts to a higher coupon at a specified date. The rate shown is the rate at period end.

 (i) Security or a portion of the security was pledged to cover margin requirements for futures contracts. At period end, the value of securities pledged amounted to $6,416,000.

 (j) Security or a portion of the security has been segregated as collateral for open options. At period end, the value of securities pledged amounted to $845,000.

 (k) Security or a portion of the security was pledged to cover margin requirements for centrally cleared OTC swaps. At period end, the value of securities pledged amounted to $1,132,000.

 (l) Security or a portion of the security purchased on a delayed delivery or when-issued basis.

 (m) Represents an investment in an underlying pool of reverse mortgages which typically do not require regular principal and interest payments as repayment is deferred until a maturity event.

 (n) Security represents right to receive monthly interest payments on an underlying pool of mortgages or assets. Principal shown is the outstanding par amount of the pool as of the end of the period.

 (o) Coupon is inversely indexed to a floating interest rate multiplied by a specified factor. The price may be considerably more volatile than the price of a comparable fixed rate security.

 (p) Quantity represents share amount.

 (q) Non-income producing

 (r) Restricted securities - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $71,000 or 0.0% of net assets.

 (s) Security or a portion of the security is on loan at period end.

 (t) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. A complete unaudited schedule of portfolio holdings for each Fidelity Central Fund is filed with the SEC for the first and third quarters of each fiscal year on Form N-Q and is available upon request or at the SEC's website at www.sec.gov. An unaudited holdings listing for the Fund, which presents direct holdings as well as the pro-rata share of securities and other investments held indirectly through its investment in underlying non-money market Fidelity Central Funds, is available at fidelity.com and/or institutional.fidelity.com, as applicable. In addition, each Fidelity Central Fund's financial statements, which are not covered by the Fund's Report of Independent Registered Public Accounting Firm, are available on the SEC's website or upon request.

 (u) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements, which are not covered by the Fund's Report of Independent Registered Public Accounting Firm, are available on the SEC's website or upon request.

 (v) Investment made with cash collateral received from securities on loan.

Additional information on each restricted holding is as follows:

Security	Acquisition Date	Acquisition Cost (000s)
Houghton Mifflin Harcourt Co. warrants 6/22/19	6/22/12	$62
Tricer Holdco SCA	10/16/09 - 12/30/17	$6,909
Tricer Holdco SCA Class A1	10/16/09 - 10/29/09	$1,100
Tricer Holdco SCA Class A2	10/16/09 - 10/29/09	$1,100
Tricer Holdco SCA Class A3	10/16/09 - 10/29/09	$1,100
Tricer Holdco SCA Class A4	10/16/09 - 10/29/09	$1,100
Tricer Holdco SCA Class A5	10/16/09 - 10/29/09	$1,100
Tricer Holdco SCA Class A6	10/16/09 - 10/29/09	$1,100
Tricer Holdco SCA Class A7	10/16/09 - 10/29/09	$1,100
Tricer Holdco SCA Class A8	10/16/09 - 10/29/09	$1,100
Tricer Holdco SCA Class A9	10/16/09 - 10/29/09	$1,100

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
(Amounts in thousands)
Fidelity Cash Central Fund	$18,201
Fidelity Floating Rate Central Fund	73,513
Fidelity Securities Lending Cash Central Fund	24
Total	$91,738

Amounts in the income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line-item in the Statement of Operations if applicable.

Fiscal year to date information regarding the Fund’s investments in non-Money Market Central Funds, including the ownership percentage, is presented below.

Fund (Amounts in thousands)	Value, beginning of period	Purchases	Sales Proceeds	Realized Gain/Loss	Change in Unrealized appreciation (depreciation)	Value, end of period	% ownership, end of period
Fidelity Floating Rate Central Fund	$641,135	$1,102,050	$235,930	$(2,304)	$(74,372)	$1,430,579	71.6%
Total	$641,135	$1,102,050	$235,930	$(2,304)	$(74,372)	$1,430,579

Investment Valuation

The following is a summary of the inputs used, as of December 31, 2018, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

	Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
(Amounts in thousands)
Investments in Securities:
Equities:
Communication Services	$125,265	$125,265	$--	$--
Consumer Discretionary	124,412	113,276	1	11,135
Consumer Staples	29,378	23,619	--	5,759
Energy	21,053	21,053	--	--
Financials	34,297	34,297	--	--
Health Care	46,804	46,597	--	207
Industrials	85,093	83,597	14	1,482
Information Technology	224,793	224,793	--	--
Materials	39,114	37,496	--	1,618
Utilities	32,960	32,960	--	--
Corporate Bonds	5,397,042	--	5,395,461	1,581
U.S. Government and Government Agency Obligations	2,649,871	--	2,649,871	--
U.S. Government Agency - Mortgage Securities	311,829	--	311,829	--
Asset-Backed Securities	121,422	--	121,422	--
Collateralized Mortgage Obligations	573,332	--	573,332	--
Commercial Mortgage Securities	392,103	--	392,103	--
Foreign Government and Government Agency Obligations	2,375,056	--	2,374,146	910
Supranational Obligations	5,643	--	5,643	--
Bank Loan Obligations	252,061	--	250,609	1,452
Fixed-Income Funds	1,458,628	1,458,628	--	--
Preferred Securities	830,996	--	830,996	--
Money Market Funds	1,113,468	1,113,468	--	--
Purchased Swaptions	5,267	--	5,267	--
Total Investments in Securities:	$16,249,887	$3,315,049	$12,910,694	$24,144
Derivative Instruments:
Assets
Futures Contracts	$23,052	$23,052	$--	$--
Swaps	342	--	342	--
Total Assets	$23,394	$23,052	$342	$--
Liabilities
Futures Contracts	$(3,325)	$(3,325)	$--	$--
Total Liabilities	$(3,325)	$(3,325)	$--	$--
Total Derivative Instruments:	$20,069	$19,727	$342	$--
Other Financial Instruments:
TBA Sale Commitments	$(82,706)	$--	$(82,706)	$--
Total Other Financial Instruments:	$(82,706)	$--	$(82,706)	$--

Value of Derivative Instruments

The following table is a summary of the Fund's value of derivative instruments by primary risk exposure as of December 31, 2018. For additional information on derivative instruments, please refer to the Derivative Instruments section in the accompanying Notes to Financial Statements.

Primary Risk Exposure / Derivative Type	Value
	Asset	Liability
(Amounts in thousands)
Interest Rate Risk
Futures Contracts(a)	$23,052	$(3,325)
Purchased Swaptions(b)	5,267	0
Swaps(c)	342	0
Total Value of Derivatives	$28,661	$(3,325)

 (a) Reflects gross cumulative appreciation (depreciation) on futures contracts as presented in the Schedule of Investments. In the Statement of Assets and Liabilities, the period end daily variation margin is included in receivable or payable for daily variation margin on futures contracts, and the net cumulative appreciation (depreciation) is included in net unrealized appreciation (depreciation).

 (b) Gross value is included in the Statement of Assets and Liabilities in the investments, at value line-item.

 (c) For centrally cleared over-the-counter (OTC) swaps, reflects gross cumulative appreciation (depreciation) as presented in the Schedule of Investments. In the Statement of Assets and Liabilities, the period end daily variation margin for centrally cleared OTC swaps is included in receivable or payable for daily variation margin on centrally cleared OTC swaps, and the net cumulative appreciation (depreciation) for centrally cleared OTC swaps is included in net unrealized appreciation (depreciation).

Other Information

Distribution of investments by country or territory of incorporation, as a percentage of Total Net Assets, is as follows (Unaudited):

United States of America	68.5%
United Kingdom	3.4%
Canada	3.1%
Japan	2.3%
Argentina	1.9%
Italy	1.7%
Luxembourg	1.7%
Cayman Islands	1.6%
Netherlands	1.5%
Germany	1.4%
France	1.3%
Others (Individually Less Than 1%)	11.6%
100.0%

The information in the above tables is based on the combined investments of the fund and its pro-rata share of the investments of Fidelity's Fixed-Income Central Funds

See accompanying notes which are an integral part of the financial statements.

Financial Statements

Statement of Assets and Liabilities

Amounts in thousands (except per-share amounts)		December 31, 2018
Assets
Investment in securities, at value (including securities loaned of $12,345) — See accompanying schedule: Unaffiliated issuers (cost $14,118,007)	$13,705,840
Fidelity Central Funds (cost $2,631,969)	2,544,047
Total Investment in Securities (cost $16,749,976)		$16,249,887
Cash		11,201
Foreign currency held at value (cost $188)		182
Receivable for TBA sale commitments		82,300
Receivable for fund shares sold		19,537
Dividends receivable		872
Interest receivable		141,118
Distributions receivable from Fidelity Central Funds		2,413
Receivable for daily variation margin on futures contracts		2,077
Receivable for daily variation margin on centrally cleared OTC swaps		51
Prepaid expenses		26
Other receivables		172
Total assets		16,509,836
Liabilities
Payable for investments purchased
Regular delivery	$21,996
Delayed delivery	121,961
TBA sale commitments, at value	82,706
Payable for fund shares redeemed	47,613
Distributions payable	6,349
Accrued management fee	7,687
Distribution and service plan fees payable	1,352
Other affiliated payables	2,120
Other payables and accrued expenses	888
Collateral on securities loaned	12,552
Total liabilities		305,224
Net Assets		$16,204,612
Net Assets consist of:
Paid in capital		$16,680,819
Total distributable earnings (loss)		(476,207)
Net Assets		$16,204,612
Net Asset Value and Maximum Offering Price
Class A:
Net Asset Value and redemption price per share ($1,630,507 ÷ 141,078 shares)		$11.56
Maximum offering price per share (100/96.00 of $11.56)		$12.04
Class M:
Net Asset Value and redemption price per share ($754,775 ÷ 65,340 shares)		$11.55
Maximum offering price per share (100/96.00 of $11.55)		$12.03
Class C:
Net Asset Value and offering price per share ($1,006,311 ÷ 87,298 shares)(a)		$11.53
Fidelity Strategic Income Fund:
Net Asset Value, offering price and redemption price per share ($7,816,854 ÷ 667,218 shares)		$11.72
Class I:
Net Asset Value, offering price and redemption price per share ($4,830,563 ÷ 412,278 shares)		$11.72
Class Z:
Net Asset Value, offering price and redemption price per share ($165,602 ÷ 14,128 shares)		$11.72

 (a) Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

See accompanying notes which are an integral part of the financial statements.

Statement of Operations

Amounts in thousands		Year ended December 31, 2018
Investment Income
Dividends		$50,460
Interest		514,330
Income from Fidelity Central Funds		91,738
Total income		656,528
Expenses
Management fee	$82,238
Transfer agent fees	20,957
Distribution and service plan fees	18,364
Accounting and security lending fees	1,769
Custodian fees and expenses	389
Independent trustees' fees and expenses	68
Registration fees	1,001
Audit	134
Legal	(740)
Miscellaneous	103
Total expenses before reductions	124,283
Expense reductions	(168)
Total expenses after reductions		124,115
Net investment income (loss)		532,413
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	(64,451)
Fidelity Central Funds	(2,324)
Foreign currency transactions	(1,542)
Futures contracts	(1,952)
Swaps	226
Written options	340
Total net realized gain (loss)		(69,703)
Change in net unrealized appreciation (depreciation) on:
Investment securities:
Unaffiliated issuers	(844,133)
Fidelity Central Funds	(74,352)
Assets and liabilities in foreign currencies	(177)
Futures contracts	19,336
Swaps	235
Written Options	163
Delayed delivery commitments	(406)
Total change in net unrealized appreciation (depreciation)		(899,334)
Net gain (loss)		(969,037)
Net increase (decrease) in net assets resulting from operations		$(436,624)

See accompanying notes which are an integral part of the financial statements.

Statement of Changes in Net Assets

Amounts in thousands	Year ended December 31, 2018	Year ended December 31, 2017
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$532,413	$282,285
Net realized gain (loss)	(69,703)	109,894
Change in net unrealized appreciation (depreciation)	(899,334)	254,319
Net increase (decrease) in net assets resulting from operations	(436,624)	646,498
Distributions to shareholders	(525,355)	–
Distributions to shareholders from net investment income	–	(271,567)
Distributions to shareholders from net realized gain	–	(74,918)
Total distributions	(525,355)	(346,485)
Share transactions - net increase (decrease)	8,040,478	558,230
Total increase (decrease) in net assets	7,078,499	858,243
Net Assets
Beginning of period	9,126,113	8,267,870
End of period	$16,204,612	$9,126,113
Other Information
Undistributed net investment income end of period		$29,431

See accompanying notes which are an integral part of the financial statements.

Financial Highlights

Fidelity Advisor Strategic Income Fund Class A

Years ended December 31,	2018	2017	2016	2015	2014
Selected Per–Share Data
Net asset value, beginning of period	$12.32	$11.88	$11.32	$11.92	$12.10
Income from Investment Operations
Net investment income (loss)A	.424	.399	.428	.420	.422
Net realized and unrealized gain (loss)	(.780)	.526	.516	(.629)	.005
Total from investment operations	(.356)	.925	.944	(.209)	.427
Distributions from net investment income	(.392)	(.382)	(.384)	(.307)	(.419)
Distributions from net realized gain	(.012)	(.103)	–	(.007)	(.188)
Tax return of capital	–	–	–	(.077)	–
Total distributions	(.404)	(.485)	(.384)	(.391)	(.607)
Net asset value, end of period	$11.56	$12.32	$11.88	$11.32	$11.92
Total ReturnB,C	(2.95)%	7.87%	8.42%	(1.84)%	3.52%
Ratios to Average Net AssetsD,E
Expenses before reductions	.98%	1.00%	1.01%	1.00%	.99%
Expenses net of fee waivers, if any	.98%	.99%	1.01%	1.00%	.99%
Expenses net of all reductions	.98%	.99%	1.01%	1.00%	.99%
Net investment income (loss)	3.52%	3.24%	3.64%	3.55%	3.42%
Supplemental Data
Net assets, end of period (in millions)	$1,631	$1,921	$3,098	$3,274	$3,794
Portfolio turnover rateF	113%G	123%	76%	88%	121%

 A Calculated based on average shares outstanding during the period.

 B Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 C Total returns do not include the effect of the sales charges.

 D Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. Based on their most recent shareholder report date, the expenses of any underlying non-money market Fidelity Central Funds were less than .005%.

 E Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 F Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

 G The portfolio turnover rate does not include the assets acquired in the merger.

See accompanying notes which are an integral part of the financial statements.

Fidelity Advisor Strategic Income Fund Class M

Years ended December 31,	2018	2017	2016	2015	2014
Selected Per–Share Data
Net asset value, beginning of period	$12.31	$11.88	$11.31	$11.92	$12.10
Income from Investment Operations
Net investment income (loss)A	.424	.398	.428	.420	.422
Net realized and unrealized gain (loss)	(.779)	.517	.526	(.639)	.006
Total from investment operations	(.355)	.915	.954	(.219)	.428
Distributions from net investment income	(.393)	(.382)	(.384)	(.307)	(.420)
Distributions from net realized gain	(.012)	(.103)	–	(.007)	(.188)
Tax return of capital	–	–	–	(.077)	–
Total distributions	(.405)	(.485)	(.384)	(.391)	(.608)
Net asset value, end of period	$11.55	$12.31	$11.88	$11.31	$11.92
Total ReturnB,C	(2.95)%	7.78%	8.52%	(1.93)%	3.52%
Ratios to Average Net AssetsD,E
Expenses before reductions	.98%	.99%	1.01%	1.00%	.99%
Expenses net of fee waivers, if any	.97%	.99%	1.00%	1.00%	.99%
Expenses net of all reductions	.97%	.99%	1.00%	1.00%	.99%
Net investment income (loss)	3.52%	3.24%	3.64%	3.55%	3.42%
Supplemental Data
Net assets, end of period (in millions)	$755	$864	$967	$1,008	$1,179
Portfolio turnover rateF	113%G	123%	76%	88%	121%

 A Calculated based on average shares outstanding during the period.

 B Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 C Total returns do not include the effect of the sales charges.

 D Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. Based on their most recent shareholder report date, the expenses of any underlying non-money market Fidelity Central Funds were less than .005%.

 E Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 F Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

 G The portfolio turnover rate does not include the assets acquired in the merger.

See accompanying notes which are an integral part of the financial statements.

Fidelity Advisor Strategic Income Fund Class C

Years ended December 31,	2018	2017	2016	2015	2014
Selected Per–Share Data
Net asset value, beginning of period	$12.28	$11.85	$11.29	$11.89	$12.07
Income from Investment Operations
Net investment income (loss)A	.334	.305	.339	.331	.329
Net realized and unrealized gain (loss)	(.770)	.518	.516	(.629)	.007
Total from investment operations	(.436)	.823	.855	(.298)	.336
Distributions from net investment income	(.302)	(.290)	(.295)	(.236)	(.328)
Distributions from net realized gain	(.012)	(.103)	–	(.007)	(.188)
Tax return of capital	–	–	–	(.059)	–
Total distributions	(.314)	(.393)	(.295)	(.302)	(.516)
Net asset value, end of period	$11.53	$12.28	$11.85	$11.29	$11.89
Total ReturnB,C	(3.60)%	7.00%	7.63%	(2.59)%	2.76%
Ratios to Average Net AssetsD,E
Expenses before reductions	1.72%	1.74%	1.75%	1.75%	1.73%
Expenses net of fee waivers, if any	1.72%	1.74%	1.75%	1.75%	1.73%
Expenses net of all reductions	1.72%	1.74%	1.75%	1.75%	1.73%
Net investment income (loss)	2.78%	2.50%	2.90%	2.80%	2.67%
Supplemental Data
Net assets, end of period (in millions)	$1,006	$1,302	$1,376	$1,429	$1,664
Portfolio turnover rateF	113%G	123%	76%	88%	121%

 A Calculated based on average shares outstanding during the period.

 B Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 C Total returns do not include the effect of the contingent deferred sales charge.

 D Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. Based on their most recent shareholder report date, the expenses of any underlying non-money market Fidelity Central Funds were less than .005%.

 E Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 F Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

 G The portfolio turnover rate does not include the assets acquired in the merger.

See accompanying notes which are an integral part of the financial statements.

Fidelity Strategic Income Fund

Year ended December 31,	2018 A
Selected Per–Share Data
Net asset value, beginning of period	$12.38
Income from Investment Operations
Net investment income (loss)B	.314
Net realized and unrealized gain (loss)	(.657)
Total from investment operations	(.343)
Distributions from net investment income	(.317)
Distributions from net realized gain	–
Total distributions	(.317)
Net asset value, end of period	$11.72
Total ReturnC,D	(2.78)%
Ratios to Average Net AssetsE,F
Expenses before reductions	.69%G
Expenses net of fee waivers, if any	.68%G
Expenses net of all reductions	.68%G
Net investment income (loss)	3.64%G
Supplemental Data
Net assets, end of period (in millions)	$7,817
Portfolio turnover rateH	113%I

 A For the period April 13, 2018 (commencement of sale of shares) to December 31, 2018.

 B Calculated based on average shares outstanding during the period.

 C Total returns for periods of less than one year are not annualized.

 D Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 E Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. Based on their most recent shareholder report date, the expenses of any underlying non-money market Fidelity Central Funds were less than .005%.

 F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 G Annualized

 H Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

 I The portfolio turnover rate does not include the assets acquired in the merger.

See accompanying notes which are an integral part of the financial statements.

Fidelity Advisor Strategic Income Fund Class I

Years ended December 31,	2018	2017	2016	2015	2014
Selected Per–Share Data
Net asset value, beginning of period	$12.49	$12.05	$11.47	$12.09	$12.26
Income from Investment Operations
Net investment income (loss)A	.458	.432	.463	.452	.455
Net realized and unrealized gain (loss)	(.789)	.528	.535	(.650)	.012
Total from investment operations	(.331)	.960	.998	(.198)	.467
Distributions from net investment income	(.427)	(.417)	(.418)	(.332)	(.449)
Distributions from net realized gain	(.012)	(.103)	–	(.007)	(.188)
Tax return of capital	–	–	–	(.083)	–
Total distributions	(.439)	(.520)	(.418)	(.422)	(.637)
Net asset value, end of period	$11.72	$12.49	$12.05	$11.47	$12.09
Total ReturnB	(2.71)%	8.06%	8.80%	(1.73)%	3.80%
Ratios to Average Net AssetsC,D
Expenses before reductions	.73%	.75%	.76%	.78%	.76%
Expenses net of fee waivers, if any	.73%	.74%	.76%	.78%	.76%
Expenses net of all reductions	.73%	.74%	.76%	.78%	.76%
Net investment income (loss)	3.76%	3.49%	3.89%	3.77%	3.65%
Supplemental Data
Net assets, end of period (in millions)	$4,831	$5,039	$2,827	$2,640	$2,682
Portfolio turnover rateE	113%F	123%	76%	88%	121%

 A Calculated based on average shares outstanding during the period.

 B Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 C Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. Based on their most recent shareholder report date, the expenses of any underlying non-money market Fidelity Central Funds were less than .005%.

 D Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 E Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

 F The portfolio turnover rate does not include the assets acquired in the merger.

See accompanying notes which are an integral part of the financial statements.

Fidelity Advisor Strategic Income Fund Class Z

Year ended December 31,	2018 A
Selected Per–Share Data
Net asset value, beginning of period	$12.17
Income from Investment Operations
Net investment income (loss)B	.119
Net realized and unrealized gain (loss)	(.437)
Total from investment operations	(.318)
Distributions from net investment income	(.132)
Distributions from net realized gain	–
Total distributions	(.132)
Net asset value, end of period	$11.72
Total ReturnC,D	(2.62)%
Ratios to Average Net AssetsE,F
Expenses before reductions	.62%G
Expenses net of fee waivers, if any	.62%G
Expenses net of all reductions	.62%G
Net investment income (loss)	3.95%G
Supplemental Data
Net assets, end of period (in millions)	$166
Portfolio turnover rateH	113%I

 A For the period October 2, 2018 (commencement of sale of shares) to December 31, 2018.

 B Calculated based on average shares outstanding during the period.

 C Total returns for periods of less than one year are not annualized.

 D Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 E Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. Based on their most recent shareholder report date, the expenses of any underlying non-money market Fidelity Central Funds were less than .005%.

 F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 G Annualized

 H Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

 I The portfolio turnover rate does not include the assets acquired in the merger.

See accompanying notes which are an integral part of the financial statements.

Notes to Financial Statements

For the period ended December 31, 2018
(Amounts in thousands except percentages)

1. Organization.

Fidelity Advisor Strategic Income Fund (the Fund) is a fund of Fidelity Advisor Series II (the Trust) and is authorized to issue an unlimited number of shares. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. The Fund commenced sale of Fidelity Strategic Income Fund shares on April 13, 2018 and Class Z shares on October 2, 2018. The Fund offers Class A, Class M, Class C, Fidelity Strategic Income Fund, Class I and Class Z shares, each of which has equal rights as to assets and voting privileges. Each class has exclusive voting rights with respect to matters that affect that class. The Fund's investments in emerging markets can be subject to social, economic, regulatory, and political uncertainties and can be extremely volatile.

2. Investments in Fidelity Central Funds.

The Fund invests in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by the investment adviser and its affiliates. The Fund's Schedule of Investments lists each of the Fidelity Central Funds held as of period end, if any, as an investment of the Fund, but does not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, the Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

Based on its investment objective, each Fidelity Central Fund may invest or participate in various investment vehicles or strategies that are similar to those of the Fund. These strategies are consistent with the investment objectives of the Fund and may involve certain economic risks which may cause a decline in value of each of the Fidelity Central Funds and thus a decline in the value of the Fund. The Money Market Central Funds seek preservation of capital and current income and are managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of the investment adviser. Annualized expenses of the Money Market Central Funds as of their most recent shareholder report date are less than .005%. The following summarizes the Fund's investment in each non-money market Fidelity Central Fund.

Fidelity Central Fund	Investment Manager	Investment Objective	Investment Practices	Expense Ratio(a)
Fidelity Floating Rate Central Fund	FMR Co., Inc. (FMRC)	Seeks a high level of income by normally investing in floating rate loans and other floating rate securities.	Loans & Direct Debt Instruments Restricted Securities Swaps	Less than .005%

 (a) Expenses expressed as a percentage of average net assets and are as of each underlying Central Fund's most recent annual or semi-annual shareholder report.

An unaudited holdings listing for the Fund, which presents direct holdings as well as the pro-rata share of any securities and other investments held indirectly through its investment in underlying non-money market Fidelity Central Funds, is available at fidelity.com and/or institutional.fidelity.com, as applicable. A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission (the SEC) website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds which contain the significant accounting policies (including investment valuation policies) of those funds, which are not covered by the Fund's Report of Independent Registered Public Accounting Firm, are available on the SEC website or upon request.

3. Significant Accounting Policies.

The Fund is an investment company and applies the accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services – Investments Companies. The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

  Level 1 – quoted prices in active markets for identical investments
  Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
  Level 3 – unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows:

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. Corporate bonds, bank loan obligations, foreign government and government agency obligations, preferred securities, supranational obligations, and U.S. government and government agency obligations are valued by pricing vendors who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. Asset backed securities, collateralized mortgage obligations, commercial mortgage securities, and U.S. government agency mortgage securities are valued by pricing vendors who utilize matrix pricing which considers prepayment speed assumptions, attributes of the collateral, yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. Swaps are marked-to-market daily based on valuations from third party pricing vendors, registered derivatives clearing organizations (clearinghouses) or broker-supplied valuations. These pricing sources may utilize inputs such as interest rate curves, credit spread curves, default possibilities and recovery rates. When independent prices are unavailable or unreliable, debt securities and swaps may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. For foreign debt securities, when significant market or security specific events arise, valuations may be determined in good faith in accordance with procedures adopted by the Board. Debt securities and swaps are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances. The Fund invests a significant portion of its assets in below investment grade securities. The value of these securities can be more volatile due to changes in the credit quality of the issuer and is sensitive to changes in economic, market and regulatory conditions.

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. Utilizing these techniques may result in transfers between Level 1 and Level 2. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

ETFs are valued at their last sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day but the exchange reports a closing bid level, ETFs are valued at the closing bid and would be categorized as Level 1 in the hierarchy. In the event there was no closing bid, ETFs may be valued by another method that the Board believes reflects fair value in accordance with the Board's fair value pricing policies and may be categorized as Level 2 in the hierarchy.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy. Options traded over-the-counter are valued using vendor or broker-supplied valuations and are categorized as Level 2 in the hierarchy. Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy. Short-term securities with remaining maturities of sixty days or less may be valued at amortized cost, which approximates fair value, and are categorized as Level 2 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level as of December 31, 2018 is included at the end of the Fund's Schedule of Investments.

Foreign Currency. The Fund may use foreign currency contracts to facilitate transactions in foreign-denominated securities. Gains and losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rates at period end. Purchases and sales of investment securities, income and dividends received and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost and include proceeds received from litigation. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Income and capital gain distributions from Fidelity Central Funds, if any, are recorded on the ex-dividend date. Certain distributions received by the Fund represent a return of capital or capital gain. The Fund determines the components of these distributions subsequent to the ex-dividend date, based upon receipt of tax filings or other correspondence relating to the underlying investment. These distributions are recorded as a reduction of cost of investments and/or as a realized gain. Interest income is accrued as earned and includes coupon interest and amortization of premium and accretion of discount on debt securities as applicable. Paid in Kind (PIK) income is recorded at the fair market value of the securities received. The principal amount on inflation-indexed securities is periodically adjusted to the rate of inflation and interest is accrued based on the principal amount. The adjustments to principal due to inflation are reflected as increases or decreases to Interest in the accompanying Statement of Operations. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain. Debt obligations may be placed on non-accrual status and related interest income may be reduced by ceasing current accruals and writing off interest receivables when the collection of all or a portion of interest has become doubtful based on consistently applied procedures. A debt obligation is removed from non-accrual status when the issuer resumes interest payments or when collectability of interest is reasonably assured.

Class Allocations and Expenses. Investment income, realized and unrealized capital gains and losses, common expenses of the Fund, and certain fund-level expense reductions, if any, are allocated daily on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of the Fund. Each class differs with respect to transfer agent and distribution and service plan fees incurred. Certain expense reductions may also differ by class. For the reporting period, the allocated portion of income and expenses to each class as a percent of its average net assets may vary due to the timing of recording these transactions in relation to fluctuating net assets of the classes. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. As of December 31, 2018, the Fund did not have any unrecognized tax benefits in the financial statements; nor is the Fund aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. The Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction. Foreign taxes are provided for based on the Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests.

Distributions are declared and recorded daily and paid monthly from net investment income. Distributions from realized gains, if any, are declared and recorded on the ex-dividend date. Income and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to the defaulted bonds, futures contracts, swaps, foreign currency transactions, market discount, partnerships, deferred trustees compensation, capital loss carryforwards and losses deferred due to future transactions, wash sales and excise tax regulations.

As of period end, the cost and unrealized appreciation (depreciation) in securities, and derivatives if applicable, for federal income tax purposes were as follows:

Gross unrealized appreciation	$359,269
Gross unrealized depreciation	(810,721)
Net unrealized appreciation (depreciation)	$(451,452)
Tax Cost	$16,701,278

The tax-based components of distributable earnings as of period end were as follows:

Capital loss carryforward	$(10,495)
Net unrealized appreciation (depreciation) on securities and other investments	$(452,638)

Capital loss carryforwards are only available to offset future capital gains of the Fund to the extent provided by regulations and may be limited. Under the Regulated Investment Company Modernization Act of 2010 (the Act), the Fund is permitted to carry forward capital losses incurred in taxable years beginning after December 22, 2010 for an unlimited period and such capital losses are required to be used prior to any losses that expire. The capital loss carryforward information presented below, including any applicable limitation, is estimated as of fiscal period end and is subject to adjustment.

No expiration
Short-term	$(10,495)

The tax character of distributions paid was as follows:

	December 31, 2018	December 31, 2017
Ordinary Income	$525,355	$ 311,572
Long-term Capital Gains	–	34,913
Total	$525,355	$ 346,485

Delayed Delivery Transactions and When-Issued Securities. During the period, the Fund transacted in securities on a delayed delivery or when-issued basis. Payment and delivery may take place after the customary settlement period for that security. The price of the underlying securities and the date when the securities will be delivered and paid for are fixed at the time the transaction is negotiated. The securities purchased on a delayed delivery or when-issued basis are identified as such in the Fund's Schedule of Investments. The Fund may receive compensation for interest forgone in the purchase of a delayed delivery or when-issued security. With respect to purchase commitments, the Fund identifies securities as segregated in its records with a value at least equal to the amount of the commitment. Losses may arise due to changes in the value of the underlying securities or if the counterparty does not perform under the contract's terms, or if the issuer does not issue the securities due to political, economic, or other factors.

To-Be-Announced (TBA) Securities and Mortgage Dollar Rolls. During the period, the Fund transacted in TBA securities that involved buying or selling mortgage-backed securities (MBS) on a forward commitment basis. A TBA transaction typically does not designate the actual security to be delivered and only includes an approximate principal amount; however delivered securities must meet specified terms defined by industry guidelines, including issuer, rate and current principal amount outstanding on underlying mortgage pools. The Fund may enter into a TBA transaction with the intent to take possession of or deliver the underlying MBS, or the Fund may elect to extend the settlement by entering into either a mortgage or reverse mortgage dollar roll. Mortgage dollar rolls are transactions where a fund sells TBA securities and simultaneously agrees to repurchase MBS on a later date at a lower price and with the same counterparty. Reverse mortgage dollar rolls involve the purchase and simultaneous agreement to sell TBA securities on a later date at a lower price. Transactions in mortgage dollar rolls and reverse mortgage dollar rolls are accounted for as purchases and sales and may result in an increase to the Fund's portfolio turnover rate.

Purchases and sales of TBA securities involve risks similar to those discussed above for delayed delivery and when-issued securities. Also, if the counterparty in a mortgage dollar roll or a reverse mortgage dollar roll transaction files for bankruptcy or becomes insolvent, the Fund's right to repurchase or sell securities may be limited. Additionally, when a fund sells TBA securities without already owning or having the right to obtain the deliverable securities (an uncovered forward commitment to sell), it incurs a risk of loss because it could have to purchase the securities at a price that is higher than the price at which it sold them. A fund may be unable to purchase the deliverable securities if the corresponding market is illiquid.

TBA securities subject to a forward commitment to sell at period end are included at the end of the Fund's Schedule of Investments under the caption "TBA Sale Commitments." The proceeds and value of these commitments are reflected in the Fund's Statement of Assets and Liabilities as Receivable for TBA sale commitments and TBA sale commitments, at value, respectively.

Restricted Securities. The Fund may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities is included at the end of the Fund's Schedule of Investments.

Loans and Other Direct Debt Instruments. The Fund invests in direct debt instruments which are interests in amounts owed to lenders by corporate or other borrowers. These instruments may be in the form of loans, trade claims or other receivables and may include standby financing commitments such as revolving credit facilities that obligate the Fund to supply additional cash to the borrower on demand. Loans may be acquired through assignment or participation. The Fund did not have any unfunded loan commitments, which are contractual obligations for future funding, at period end.

New Rule Issuance. During August 2018, the U.S. Securities and Exchange Commission issued Final Rule Release No. 33-10532, Disclosure Update and Simplification. This Final Rule includes amendments specific to registered investment companies that are intended to eliminate overlap in disclosure requirements between Regulation S-X and GAAP. In accordance with these amendments, certain line-items in the Fund's financial statements have been combined or removed for the current period as outlined in the table below.

Financial Statement	Current Line-Item Presentation	Prior Line-Item Presentation
Statement of Assets and Liabilities	Total distributable earnings (loss)	Undistributed/Distributions in excess of/Accumulated net investment income (loss) Accumulated/Undistributed net realized gain (loss) Net unrealized appreciation (depreciation)
Statement of Changes in Net Assets	N/A - removed	Undistributed/Distributions in excess of/Accumulated net investment income (loss) end of period
Statement of Changes in Net Assets	Distributions to shareholders	Distributions to shareholders from net investment income Distributions to shareholders from net realized gain
Distributions to Shareholders Note to Financial Statements	Distributions to shareholders	Distributions to shareholders from net investment income Distributions to shareholders from net realized gain

4. Derivative Instruments.

Risk Exposures and the Use of Derivative Instruments. The Fund's investment objective allows the Fund to enter into various types of derivative contracts, including futures contracts, options, and swaps. Derivatives are investments whose value is primarily derived from underlying assets, indices or reference rates and may be transacted on an exchange or over-the-counter (OTC). Derivatives may involve a future commitment to buy or sell a specified asset based on specified terms, to exchange future cash flows at periodic intervals based on a notional principal amount, or for one party to make one or more payments upon the occurrence of specified events in exchange for periodic payments from the other party.

The Fund used derivatives to increase returns, to gain exposure to certain types of assets, and to manage exposure to certain risks as defined below. The success of any strategy involving derivatives depends on analysis of numerous economic factors, and if the strategies for investment do not work as intended, the Fund may not achieve its objectives.

The Fund's use of derivatives increased or decreased its exposure to the following risk:

Interest Rate Risk	Interest rate risk relates to the fluctuations in the value of interest-bearing securities due to changes in the prevailing levels of market interest rates.

The Fund is also exposed to additional risks from investing in derivatives, such as liquidity risk and counterparty credit risk. Liquidity risk is the risk that the Fund will be unable to close out the derivative in the open market in a timely manner. Counterparty credit risk is the risk that the counterparty will not be able to fulfill its obligation to the Fund. Derivative counterparty credit risk is managed through formal evaluation of the creditworthiness of all potential counterparties. On certain OTC derivatives such as options, the Fund attempts to reduce its exposure to counterparty credit risk by entering into an International Swaps and Derivatives Association, Inc. (ISDA) Master Agreement with each of its counterparties. The ISDA Master Agreement gives the Fund the right to terminate all transactions traded under such agreement upon the deterioration in the credit quality of the counterparty beyond specified levels. The ISDA Master Agreement gives each party the right, upon an event of default by the other party or a termination of the agreement, to close out all transactions traded under such agreement and to net amounts owed under each transaction to one net payable by one party to the other. To mitigate counterparty credit risk on bi-lateral OTC derivatives, the Fund receives collateral in the form of cash or securities once the Fund's net unrealized appreciation on outstanding derivative contracts under an ISDA Master Agreement exceeds certain applicable thresholds, subject to certain minimum transfer provisions. The collateral received is held in segregated accounts with the Fund's custodian bank in accordance with the collateral agreements entered into between the Fund, the counterparty and the Fund's custodian bank. The Fund could experience delays and costs in gaining access to the collateral even though it is held by the Fund's custodian bank. The Fund's maximum risk of loss from counterparty credit risk related to bi-lateral OTC derivatives is generally the aggregate unrealized appreciation and unpaid counterparty payments in excess of any collateral pledged by the counterparty to the Fund. For OTC written options with upfront premiums received, the Fund is obligated to perform and therefore does not have counterparty risk. For OTC written options with premiums to be received at a future date, the maximum risk of loss from counterparty credit risk is the amount of the premium in excess of any collateral pledged by the counterparty. The Fund may be required to pledge collateral for the benefit of the counterparties on bi-lateral OTC derivatives in an amount not less than each counterparty's unrealized appreciation on outstanding derivative contracts, subject to certain minimum transfer provisions, and any such pledged collateral is identified in the Schedule of Investments. Exchange-traded futures contracts are not covered by the ISDA Master Agreement; however counterparty credit risk related to exchange-traded futures contracts may be mitigated by the protection provided by the exchange on which they trade. Counterparty credit risk related to centrally cleared OTC swaps may be mitigated by the protection provided by the clearinghouse.

Investing in derivatives may involve greater risks than investing in the underlying assets directly and, to varying degrees, may involve risk of loss in excess of any initial investment and collateral received and amounts recognized in the Statement of Assets and Liabilities. In addition, there may be the risk that the change in value of the derivative contract does not correspond to the change in value of the underlying instrument.

Net Realized Gain (Loss) and Change in Net Unrealized Appreciation (Depreciation) on Derivatives. The table below, which reflects the impacts of derivatives on the financial performance of the Fund, summarizes the net realized gain (loss) and change in net unrealized appreciation (depreciation) for derivatives during the period as presented in the Statement of Operations.

Primary Risk Exposure / Derivative Type	Net Realized Gain (Loss)	Change in Net Unrealized Appreciation (Depreciation)
Interest Rate Risk
Futures Contracts	$(1,952)	$19,336
Written Options	340	163
Purchased Options	257	(478)
Swaps	226	235
Totals	$(1,129)	$19,256

A summary of the value of derivatives by primary risk exposure as of period end, if any, is included at the end of the Schedule of Investments.

Futures Contracts. A futures contract is an agreement between two parties to buy or sell a specified underlying instrument for a fixed price at a specified future date. The Fund used futures contracts to manage its exposure to the bond market and fluctuations in interest rates.

Upon entering into a futures contract, a fund is required to deposit either cash or securities (initial margin) with a clearing broker in an amount equal to a certain percentage of the face value of the contract. Futures contracts are marked-to-market daily and subsequent daily payments (variation margin) are made or received by a fund depending on the daily fluctuations in the value of the futures contracts and are recorded as unrealized appreciation or (depreciation). This receivable and/or payable, if any, is included in daily variation margin on futures contracts in the Statement of Assets and Liabilities. Realized gain or (loss) is recorded upon the expiration or closing of a futures contract. The net realized gain (loss) and change in net unrealized appreciation (depreciation) on futures contracts during the period is presented in the Statement of Operations.

Any open futures contracts at period end are presented in the Schedule of Investments under the caption "Futures Contracts". The notional amount at value reflects each contract's exposure to the underlying instrument or index at period end and is representative of volume of activity during the period. Securities deposited to meet initial margin requirements are identified in the Schedule of Investments.

Options. Options give the purchaser the right, but not the obligation, to buy (call) or sell (put) an underlying security or financial instrument at an agreed exercise or strike price between or on certain dates. Options obligate the seller (writer) to buy (put) or sell (call) an underlying instrument at the exercise or strike price or cash settle an underlying derivative instrument if the holder exercises the option on or before the expiration date. The Fund uses OTC options, such as swaptions, which are options where the underlying instrument is a swap, to manage its exposure to fluctuations in interest rates.

Upon entering into an options contract, a fund will pay or receive a premium. Premiums paid on purchased options are reflected as cost of investments and premiums received on written options are reflected as a liability on the Statement of Assets and Liabilities. Certain options may be purchased or written with premiums to be paid or received on a future date. Options are valued daily and any unrealized appreciation (depreciation) is reflected on the Statement of Assets and Liabilities. When an option is exercised, the cost or proceeds of the underlying instrument purchased or sold is adjusted by the amount of the premium. When an option is closed the Fund will realize a gain or loss depending on whether the proceeds or amount paid for the closing sale transaction is greater or less than the premium received or paid. When an option expires, gains and losses are realized to the extent of premiums received and paid, respectively. The net realized and unrealized gains (losses) on purchased options are included in the Statement of Operations in net realized gain (loss) and change in net unrealized appreciation (depreciation) on investment securities. The net realized gain (loss) and change in net unrealized appreciation (depreciation) on written options are presented in the Statement of Operations.

Any open options at period end are presented in the Schedule of Investments under the captions "Purchased Options," "Purchased Swaptions," "Written Options" and "Written Swaptions," as applicable, and are representative of volume of activity during the period.

Writing puts and buying calls tend to increase exposure to the underlying instrument while buying puts and writing calls tend to decrease exposure to the underlying instrument. For purchased options, risk of loss is limited to the premium paid, and for written options, risk of loss is the change in value in excess of the premium received.

Swaps. A swap is a contract between two parties to exchange future cash flows at periodic intervals based on a notional principal amount. A centrally cleared OTC swap is a transaction executed between a fund and a dealer counterparty, then cleared by a futures commission merchant (FCM) through a clearinghouse. Once cleared, the clearinghouse serves as a central counterparty, with whom a fund exchanges cash flows for the life of the transaction, similar to transactions in futures contracts.

Centrally cleared OTC swaps require a fund to deposit either cash or securities (initial margin) with the FCM, at the instruction of and for the benefit of the clearinghouse. Securities deposited to meet initial margin requirements are identified in the Schedule of Investments. Centrally cleared OTC swaps are marked-to-market daily and subsequent payments (variation margin) are made or received depending on the daily fluctuations in the value of the swaps and are recorded as unrealized appreciation or (depreciation). These daily payments, if any, are included in receivable or payable for daily variation margin on centrally cleared OTC swaps in the Statement of Assets and Liabilities. Any premiums for centrally cleared OTC swaps are recorded periodically throughout the term of the swap to variation margin and included in unrealized appreciation (depreciation) in the Statement of Assets and Liabilities. Any premiums are recognized as realized gain (loss) upon termination or maturity of the swap.

Payments are exchanged at specified intervals, accrued daily commencing with the effective date of the contract and recorded as realized gain or (loss). Some swaps may be terminated prior to the effective date and realize a gain or loss upon termination. The net realized gain (loss) and change in net unrealized appreciation (depreciation) on swaps during the period is presented in the Statement of Operations.

Any open swaps at period end are included in the Schedule of Investments under the caption "Swaps" and are representative of volume of activity during the period.

Interest Rate Swaps. Interest rate swaps are agreements between counterparties to exchange cash flows, one based on a fixed rate, and the other on a floating rate. The Fund entered into interest rate swaps to manage its exposure to interest rate changes. Changes in interest rates can have an effect on both the value of bond holdings as well as the amount of interest income earned. In general, the value of bonds can fall when interest rates rise and can rise when interest rates fall.

5. Purchases and Sales of Investments.

Purchases and sales of securities (including the Fixed-Income Central Funds), other than short-term securities, securities acquired in the merger and U.S. government securities, aggregated $10,442,213 and $11,428,587, respectively.

6. Fees and Other Transactions with Affiliates.

Management Fee. Fidelity Management & Research Company (the investment adviser) and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .45% of the Fund's average net assets and an annualized group fee rate that averaged .11% during the period. The group fee rate is based upon the average net assets of all the mutual funds advised by the investment adviser, including any mutual funds previously advised by the investment adviser that are currently advised by Fidelity SelectCo, LLC, an affiliate of the investment adviser. The group fee rate decreases as assets under management increase and increases as assets under management decrease. For the reporting period, the total annual management fee rate was .55% of the Fund's average net assets.

Distribution and Service Plan Fees. In accordance with Rule 12b-1 of the 1940 Act, the Fund has adopted separate Distribution and Service Plans for each class of shares. Certain classes pay Fidelity Distributors Corporation (FDC), an affiliate of the investment adviser, separate Distribution and Service Fees, each of which is based on an annual percentage of each class' average net assets. In addition, FDC may pay financial intermediaries for selling shares of the Fund and providing shareholder support services. For the period, the Distribution and Service Fee rates, total fees and amounts retained by FDC were as follows:

	Distribution Fee	Service Fee	Total Fees	Retained by FDC
Class A	-%	.25%	$4,500	$85
Class M	-%	.25%	2,047	26
Class C	.75%	.25%	11,817	815
			$18,364	$926

Sales Load. FDC may receive a front-end sales charge of up to 4.00% for selling Class A shares and Class M shares, some of which is paid to financial intermediaries for selling shares of the Fund. Depending on the holding period, FDC may receive contingent deferred sales charges levied on Class A, Class M and Class C redemptions. The deferred sales charges are 1.00% for Class C shares, 1.00% for certain purchases of Class A shares and .25% for certain purchases of Class M shares.

For the period, sales charge amounts retained by FDC were as follows:

Retained by FDC
Class A	$162
Class M	30
Class C(a)	71
$263

 (a) When Class C shares are initially sold, FDC pays commissions from its own resources to financial intermediaries through which the sales are made.

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc., (FIIOC), an affiliate of the investment adviser, is the transfer, dividend disbursing and shareholder servicing agent for each class of the Fund. FIIOC receives account fees and asset-based fees that vary according to the account size and type of account of the shareholders of the respective classes of the Fund, except for Class Z. FIIOC receives an asset-based fee of Class Z's average net assets. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements.

For the period, transfer agent fees for each class were as follows:

	Amount	% of Class-Level Average Net Assets
Class A	$2,869.16
Class M	1,254.15
Class C	1,782.15
Fidelity Strategic Income Fund	6,538	.11(a)
Class I	8,502.16
Class Z	12	.05(a)
	$20,957

 (a) Annualized

Accounting and Security Lending Fees. Fidelity Service Company, Inc. (FSC), an affiliate of the investment adviser, maintains the Fund's accounting records. The accounting fee is based on the level of average net assets for each month. Under a separate contract, FSC administers the security lending program. The security lending fee is based on the number and duration of lending transactions. For the period, the fees were equivalent to an annual rate of .01%.

Brokerage Commissions. The Fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of the investment adviser. Brokerage commissions are included in net realized gain (loss) and change in net unrealized appreciation (depreciation) in the Statement of Operations. The commissions paid to these affiliated firms were $16 for the period.

Interfund Trades. The Fund may purchase from or sell securities to other Fidelity Funds under procedures adopted by the Board. The procedures have been designed to ensure these interfund trades are executed in accordance with Rule 17a-7 of the 1940 Act. Interfund trades are included within the respective purchases and sales amounts shown in the Purchases and Sales of Investments note.

Other. During the period, the investment adviser reimbursed the Fund for certain losses in the amount of $127.

7. Committed Line of Credit.

The Fund participates with other funds managed by the investment adviser or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The Fund has agreed to pay commitment fees on its pro-rata portion of the line of credit, which amounted to $34 and is reflected in Miscellaneous expenses on the Statement of Operations. During the period, the Fund did not borrow on this line of credit.

8. Security Lending.

The Fund lends portfolio securities from time to time in order to earn additional income. For equity securities, a lending agent is used and may loan securities to certain qualified borrowers, including Fidelity Capital Markets (FCM), a broker-dealer affiliated with the Fund. On the settlement date of the loan, the Fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the Fund and any additional required collateral is delivered to the Fund on the next business day. The Fund or borrower may terminate the loan at any time, and if the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, the Fund may apply collateral received from the borrower against the obligation. The Fund may experience delays and costs in recovering the securities loaned. Any cash collateral received is maintained at the Fund's custodian and/or invested in cash equivalents and/or the Fidelity Securities Lending Cash Central Fund. The value of loaned securities and cash collateral at period end are disclosed on the Fund's Statement of Assets and Liabilities. At period end, there were no security loans outstanding with FCM. Security lending income represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities. Security lending income is presented in the Statement of Operations as a component of interest income. Total security lending income during the period, presented in the Statement of Operations as a component of interest income, amounted to $7. Net income from the Fidelity Securities Lending Cash Central Fund during the period, presented in the Statement of Operations as a component of income from Fidelity Central Funds, amounted to $24 (including less than five hundred dollars from securities loaned to FCM).

9. Expense Reductions.

Commissions paid to certain brokers with whom the investment adviser, or its affiliates, places trades on behalf of the Fund include an amount in addition to trade execution, which may be rebated back to the Fund to offset certain expenses. This amount totaled $78 for the period. In addition, through arrangements with the Fund's custodian and each class' transfer agent, credits realized as a result of certain uninvested cash balances were used to reduce the Fund's expenses. During the period, these credits reduced the Fund's custody expenses by $8. During the period, credits reduced each class' transfer agent expense as noted in the table below.

Transfer Agent expense reduction
Class C	$1

In addition, during the period the investment adviser reimbursed and/or waived a portion of fund-level operating expenses in the amount of $81.

10. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

	Year ended December 31, 2018(a)	Year ended December 31, 2017
Distributions to shareholders
Class A	$60,174	$–
Class M	27,451	–
Class C	30,587	–
Fidelity Strategic Income Fund	217,922	–
Class I	188,008	–
Class Z	1,213	–
Total	$525,355	$–
From net investment income
Class A	$–	$67,327
Class M	–	27,804
Class C	–	31,773
Class I	–	144,663
Total	$–	$271,567
From net realized gain
Class A	$–	$15,922
Class M	–	7,151
Class C	–	10,814
Class I	–	41,032
Total	$–	$74,918

 (a) Distributions for Fidelity Strategic Income Fund are for the period April 13, 2018 (commencement of sale of shares) to December 31, 2018. Distributions for Class Z are for the period October 2, 2018 (commencement of sale of shares) to December 31, 2018.

11. Share Transactions.

Share transactions for each class were as follows and may contain automatic conversions between classes or exchanges between affiliated funds:

	Shares	Shares	Dollars	Dollars
	Year ended December 31, 2018 (a)	Year ended December 31, 2017	Year ended December 31, 2018 (a)	Year ended December 31, 2017
Class A
Shares sold	20,485	27,580	$247,229	$336,996
Reinvestment of distributions	4,818	6,569	57,680	80,569
Shares redeemed	(40,154)	(138,920)	(483,015)	(1,686,483)
Net increase (decrease)	(14,851)	(104,771)	$(178,106)	$(1,268,918)
Class M
Shares sold	8,367	9,613	$100,834	$117,776
Reinvestment of distributions	2,238	2,773	26,771	34,035
Shares redeemed	(15,457)	(23,608)	(185,766)	(287,908)
Net increase (decrease)	(4,852)	(11,222)	$(58,161)	$(136,097)
Class C
Shares sold	9,451	11,502	$114,292	$140,589
Reinvestment of distributions	2,427	3,205	28,975	39,257
Shares redeemed	(30,574)	(24,793)	(366,646)	(302,783)
Net increase (decrease)	(18,696)	(10,086)	$(223,379)	$(122,937)
Fidelity Strategic Income Fund
Shares sold	120,847	–	$1,465,475	$–
Issued in exchange for the shares of Fidelity Strategic Income Fund	699,236	–	8,586,618	–
Reinvestment of distributions	17,984	–	217,097	–
Shares redeemed	(170,849)	–	(2,060,934)	–
Net increase (decrease)	667,218	–	$8,208,256	$–
Class I
Shares sold	142,304	236,266	$1,738,031	$2,921,087
Reinvestment of distributions	14,287	13,807	173,297	172,124
Shares redeemed	(147,928)	(81,126)	(1,787,845)	(1,007,029)
Net increase (decrease)	8,663	168,947	$123,483	$2,086,182
Class Z
Shares sold	14,833	–	$176,701	$–
Reinvestment of distributions	85	–	1,001	–
Shares redeemed	(790)	–	(9,317)	–
Net increase (decrease)	14,128	–	$168,385	$–

 (a) Share transactions for Fidelity Strategic Income Fund are for the period April 13, 2018 (commencement of sale of shares) to December 31, 2018. Share transactions for Class Z are for the period October 2, 2018 (commencement of sale of shares) to December 31, 2018.

12. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

13. Credit Risk.

The Fund's relatively large investment in countries with limited or developing capital markets may involve greater risks than investments in more developed markets and the prices of such investments may be volatile. The yields of emerging market debt obligations reflect, among other things, perceived credit risk. The consequences of political, social or economic changes in these markets may have disruptive effects on the market prices of the Fund's investments and the income they generate, as well as the Fund's ability to repatriate such amounts.

14. Merger Information.

On April 27, 2018, the Fund acquired all of the assets and assumed all of the liabilities of Fidelity Strategic Income Fund ("Target Fund") pursuant to Agreements and Plans of Reorganization approved by the Board of Trustees ("The Board"). The acquisition was accomplished by an exchange of shares of the Fund for corresponding shares then outstanding of the Target Fund at its net asset value on the acquisition date. In addition, the Board approved the creation of an additional class of shares that commenced sale of shares on April 13, 2018. The reorganization provides shareholders of the Target Fund access to a larger portfolio with a similar investment objective. The reorganization qualified as a tax-free reorganization for federal income tax purposes with no gain or loss recognized to the funds or their shareholders. The Target Fund's net assets of $8,586,618 including securities and derivatives of $8,042,146 and unrealized appreciation of $83,150 were combined with the Fund's net assets of $9,167,312 for total net assets after the acquisition of $17,753,930.

Pro forma results of operations of the combined entity for the entire period ended December 31, 2018, as though the acquisition had occurred as of the beginning of the year (rather than on the actual acquisition date), are as follows:

Net Investment income (loss)	$637,988
Total net realized gain (loss)	(19,160)
Total change in net unrealized appreciation (depreciation)	(1,119,312)
Net increase (decrease) in net assets resulting from operations	$(500,484)

Because the combined investment portfolios have been managed as a single portfolio since the acquisition was completed, it is not practicable to separate the amounts of revenue and earnings of the Target Fund that has been included in the Fund's accompanying Statement of Operations since April 27, 2018.

15. Litigation.

The Fund, the Target Fund and other entities managed by FMR or its affiliates were named as defendants in a lawsuit filed in the United States Bankruptcy Court for the Southern District of New York in 2009. The lawsuit was brought by creditors of Motors Liquidation Company (f/k/a General Motors), which went through Chapter 11 bankruptcy proceedings in 2009, and is captioned Official Committee of Unsecured Creditors of Motors Liquidation Company v. JPMorgan Chase Bank, N.A., et al., Adversary No. 09-00504 (REG). The plaintiffs are seeking an order that the Fund and other defendants return proceeds received in 2009 in full payment of the principal and interest on General Motors secured debt. The plaintiffs contend that the Fund and the other defendants were not secured creditors at the time of the 2009 payments and, thus, were not entitled to payment in full. In January 2015, the Court of Appeals ruled that JPMorgan, as administrative agent for all of the debtholders, released the security interest on certain collateral securing the debt prior to the 2009 payments. In September 2017, an opinion was issued in a trial intended to help determine the value of any remaining, unreleased collateral. In February 2019, the parties reached a preliminary settlement that remains subject to negotiation and final approval by the Bankruptcy Court. Given these contingencies, Management cannot determine at this time the amount of loss that may be realized, but expects the amount to be less than the $44,580 received by the Fund and the Target Fund in 2009. The Fund is also incurring legal costs in defending the case.

Report of Independent Registered Public Accounting Firm

To the Trustees of Fidelity Advisor Series II and Shareholders of Fidelity Advisor Strategic Income Fund:

Opinion on the Financial Statements and Financial Highlights

We have audited the accompanying statement of assets and liabilities of Fidelity Advisor Strategic Income Fund (the "Fund"), a fund of Fidelity Advisor Series II, including the schedule of investments, as of December 31, 2018, and the related statement of operations for the year then ended, the statement of changes in net assets for each of the two years in the period then ended, the financial highlights for each of the five years in the period then ended, and the related notes. In our opinion, the financial statements and financial highlights present fairly, in all material respects, the financial position of the Fund as of December 31, 2018, and the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America.

Basis for Opinion

These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on the Fund's financial statements and financial highlights based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement, whether due to error or fraud. The Fund is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. As part of our audits we are required to obtain an understanding of internal control over financial reporting but not for the purpose of expressing an opinion on the effectiveness of the Fund’s internal control over financial reporting. Accordingly, we express no such opinion.

Our audits included performing procedures to assess the risks of material misstatement of the financial statements and financial highlights, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements and financial highlights. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements and financial highlights. Our procedures included confirmation of securities owned as of December 31, 2018, by correspondence with the custodians and brokers; when replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.

/s/ Deloitte & Touche LLP

Boston, Massachusetts

February 19, 2019

We have served as the auditor of one or more of the Fidelity investment companies since 1999.

Trustees and Officers

The Trustees, Members of the Advisory Board (if any), and officers of the trust and fund, as applicable, are listed below. The Board of Trustees governs the fund and is responsible for protecting the interests of shareholders. The Trustees are experienced executives who meet periodically throughout the year to oversee the fund's activities, review contractual arrangements with companies that provide services to the fund, oversee management of the risks associated with such activities and contractual arrangements, and review the fund's performance.  Each of the Trustees oversees 260 funds.

The Trustees hold office without limit in time except that (a) any Trustee may resign; (b) any Trustee may be removed by written instrument, signed by at least two-thirds of the number of Trustees prior to such removal; (c) any Trustee who requests to be retired or who has become incapacitated by illness or injury may be retired by written instrument signed by a majority of the other Trustees; and (d) any Trustee may be removed at any special meeting of shareholders by a two-thirds vote of the outstanding voting securities of the trust.  Each Trustee who is not an interested person (as defined in the 1940 Act) of the trust and the fund is referred to herein as an Independent Trustee.  Each Independent Trustee shall retire not later than the last day of the calendar year in which his or her 75th birthday occurs.  The Independent Trustees may waive this mandatory retirement age policy with respect to individual Trustees.  Officers and Advisory Board Members hold office without limit in time, except that any officer or Advisory Board Member may resign or may be removed by a vote of a majority of the Trustees at any regular meeting or any special meeting of the Trustees. Except as indicated, each individual has held the office shown or other offices in the same company for the past five years.

The fund’s Statement of Additional Information (SAI) includes more information about the Trustees. To request a free copy, call Fidelity at 1-800-544-8544.

Experience, Skills, Attributes, and Qualifications of the Trustees. The Governance and Nominating Committee has adopted a statement of policy that describes the experience, qualifications, attributes, and skills that are necessary and desirable for potential Independent Trustee candidates (Statement of Policy). The Board believes that each Trustee satisfied at the time he or she was initially elected or appointed a Trustee, and continues to satisfy, the standards contemplated by the Statement of Policy. The Governance and Nominating Committee also engages professional search firms to help identify potential Independent Trustee candidates who have the experience, qualifications, attributes, and skills consistent with the Statement of Policy. From time to time, additional criteria based on the composition and skills of the current Independent Trustees, as well as experience or skills that may be appropriate in light of future changes to board composition, business conditions, and regulatory or other developments, have also been considered by the professional search firms and the Governance and Nominating Committee. In addition, the Board takes into account the Trustees' commitment and participation in Board and committee meetings, as well as their leadership of standing and ad hoc committees throughout their tenure.

In determining that a particular Trustee was and continues to be qualified to serve as a Trustee, the Board has considered a variety of criteria, none of which, in isolation, was controlling. The Board believes that, collectively, the Trustees have balanced and diverse experience, qualifications, attributes, and skills, which allow the Board to operate effectively in governing the fund and protecting the interests of shareholders. Information about the specific experience, skills, attributes, and qualifications of each Trustee, which in each case led to the Board's conclusion that the Trustee should serve (or continue to serve) as a trustee of the fund, is provided below.

Board Structure and Oversight Function. Abigail P. Johnson is an interested person and currently serves as Chairman. The Trustees have determined that an interested Chairman is appropriate and benefits shareholders because an interested Chairman has a personal and professional stake in the quality and continuity of services provided to the fund. Independent Trustees exercise their informed business judgment to appoint an individual of their choosing to serve as Chairman, regardless of whether the Trustee happens to be independent or a member of management. The Independent Trustees have determined that they can act independently and effectively without having an Independent Trustee serve as Chairman and that a key structural component for assuring that they are in a position to do so is for the Independent Trustees to constitute a substantial majority for the Board. The Independent Trustees also regularly meet in executive session. Arthur E. Johnson serves as Chairman of the Independent Trustees and as such (i) acts as a liaison between the Independent Trustees and management with respect to matters important to the Independent Trustees and (ii) with management prepares agendas for Board meetings.

Fidelity® funds are overseen by different Boards of Trustees. The fund's Board oversees Fidelity's investment-grade bond, money market, asset allocation and certain equity funds, and other Boards oversee Fidelity's high income and other equity funds. The asset allocation funds may invest in Fidelity® funds that are overseen by such other Boards. The use of separate Boards, each with its own committee structure, allows the Trustees of each group of Fidelity® funds to focus on the unique issues of the funds they oversee, including common research, investment, and operational issues. On occasion, the separate Boards establish joint committees to address issues of overlapping consequences for the Fidelity® funds overseen by each Board.

The Trustees operate using a system of committees to facilitate the timely and efficient consideration of all matters of importance to the Trustees, the fund, and fund shareholders and to facilitate compliance with legal and regulatory requirements and oversight of the fund's activities and associated risks.  The Board, acting through its committees, has charged FMR and its affiliates with (i) identifying events or circumstances the occurrence of which could have demonstrably adverse effects on the fund's business and/or reputation; (ii) implementing processes and controls to lessen the possibility that such events or circumstances occur or to mitigate the effects of such events or circumstances if they do occur; and (iii) creating and maintaining a system designed to evaluate continuously business and market conditions in order to facilitate the identification and implementation processes described in (i) and (ii) above.  Because the day-to-day operations and activities of the fund are carried out by or through FMR, its affiliates, and other service providers, the fund's exposure to risks is mitigated but not eliminated by the processes overseen by the Trustees.  While each of the Board's committees has responsibility for overseeing different aspects of the fund's activities, oversight is exercised primarily through the Operations and Audit Committees.  In addition, an ad hoc Board committee of Independent Trustees has worked with FMR to enhance the Board's oversight of investment and financial risks, legal and regulatory risks, technology risks, and operational risks, including the development of additional risk reporting to the Board.  Appropriate personnel, including but not limited to the fund's Chief Compliance Officer (CCO), FMR's internal auditor, the independent accountants, the fund's Treasurer and portfolio management personnel, make periodic reports to the Board's committees, as appropriate, including an annual review of Fidelity's risk management program for the Fidelity® funds.  The responsibilities of each standing committee, including their oversight responsibilities, are described further under "Standing Committees of the Trustees."

Interested Trustees*:

Correspondence intended for a Trustee who is an interested person may be sent to Fidelity Investments, 245 Summer Street, Boston, Massachusetts 02210.

Name, Year of Birth; Principal Occupations and Other Relevant Experience+

Abigail P. Johnson (1961)

Year of Election or Appointment: 2009

Trustee

Chairman of the Board of Trustees

Ms. Johnson also serves as Trustee of other Fidelity® funds. Ms. Johnson serves as Chairman (2016-present), Chief Executive Officer (2014-present), and Director (2007-present) of FMR LLC (diversified financial services company), President of Fidelity Financial Services (2012-present) and President of Personal, Workplace and Institutional Services (2005-present). Ms. Johnson is Chairman and Director of FMR Co., Inc. (investment adviser firm, 2011-present) and Chairman and Director of FMR (investment adviser firm, 2011-present). Previously, Ms. Johnson served as Vice Chairman (2007-2016) and President (2013-2016) of FMR LLC, President and a Director of FMR (2001-2005), a Trustee of other investment companies advised by FMR, Fidelity Investments Money Management, Inc. (investment adviser firm), and FMR Co., Inc. (2001-2005), Senior Vice President of the Fidelity® funds (2001-2005), and managed a number of Fidelity® funds. Ms. Abigail P. Johnson and Mr. Arthur E. Johnson are not related.

Jennifer Toolin McAuliffe (1959)

Year of Election or Appointment: 2016

Trustee

Ms. McAuliffe also serves as Trustee of other Fidelity® funds. Ms. McAuliffe previously served as a Member of the Advisory Board of certain Fidelity® funds (2016) and as Co-Head of Fixed Income of Fidelity Investments Limited (now known as FIL Limited (FIL)) (diversified financial services company). Earlier roles at FIL included Director of Research for FIL’s credit and quantitative teams in London, Hong Kong and Tokyo. Ms. McAuliffe also was the Director of Research for taxable and municipal bonds at Fidelity Investments Money Management, Inc. Ms. McAuliffe is also a director or trustee of several not-for-profit entities.

 * Determined to be an “Interested Trustee” by virtue of, among other things, his or her affiliation with the trust or various entities under common control with FMR.

 + The information includes the Trustee's principal occupation during the last five years and other information relating to the experience, attributes, and skills relevant to the Trustee's qualifications to serve as a Trustee, which led to the conclusion that the Trustee should serve as a Trustee for the fund.

Independent Trustees:

Correspondence intended for an Independent Trustee may be sent to Fidelity Investments, P.O. Box 55235, Boston, Massachusetts 02205-5235.

Name, Year of Birth; Principal Occupations and Other Relevant Experience+

Elizabeth S. Acton (1951)

Year of Election or Appointment: 2016

Trustee

Ms. Acton also serves as Trustee of other Fidelity® funds. Prior to her retirement in April 2012, Ms. Acton was Executive Vice President, Finance (2011-2012), Executive Vice President, Chief Financial Officer (2002-2011), and Treasurer (2004-2005) of Comerica Incorporated (financial services). Prior to joining Comerica, Ms. Acton held a variety of positions at Ford Motor Company (1983-2002), including Vice President and Treasurer (2000-2002) and Executive Vice President and Chief Financial Officer of Ford Motor Credit Company (1998-2000). Ms. Acton currently serves as a member of the Board of Directors and Audit and Finance Committees of Beazer Homes USA, Inc. (homebuilding, 2012-present). Previously, Ms. Acton served as a Member of the Advisory Board of certain Fidelity® funds (2013-2016).

Ann E. Dunwoody (1953)

Year of Election or Appointment: 2018

Trustee

General Dunwoody also serves as Trustee of other Fidelity® funds. General Dunwoody (United States Army, Retired) was the first woman in U.S. military history to achieve the rank of four-star general and prior to her retirement in 2012 held a variety of positions within the U.S. Army, including Commanding General, U.S. Army Material Command (2008-2012). She is the President of First to Four LLC (leadership and mentoring services, 2012-present). She also serves as a member of the Board of Directors and Nominating and Corporate Governance Committee of L3 Technologies, Inc. (communication, electronic, sensor, and aerospace systems, 2013-present), Board of Directors and Nomination and Corporate Governance Committees of Kforce Inc. (professional staffing services, 2016-present) and Board of Directors of Automattic Inc. (software engineering, 2018-present). Previously, General Dunwoody served as a Member of the Advisory Board of certain Fidelity® funds (2018), a member of the Board of Directors and Audit and Sustainability and Corporate Responsibility Committees of Republic Services, Inc. (waste collection, disposal and recycling, 2013-2016). Ms. Dunwoody also serves on several boards for non-profit organizations, including as a member of the Board of Directors, Chair of the Nomination and Governance Committee and member of the Audit Committee of Logistics Management Institute (consulting non-profit, 2012-present), a member of the Board of Directors of the Army Historical Foundation (2015-present), a member of the Council of Trustees for the Association of the United States Army (advocacy non-profit, 2013-present) and a member of the Board of Trustees of Florida Institute of Technology (2015-present) and ThanksUSA (military family education non-profit, 2014-present).

John Engler (1948)

Year of Election or Appointment: 2016

Trustee

Mr. Engler also serves as Trustee of other Fidelity® funds. He serves on the board of directors for Universal Forest Products (manufacturer and distributor of wood and wood-alternative products, 2003-present) and K12 Inc. (technology-based education company, 2012-present). Previously, Mr. Engler served as interim president of Michigan State University (2018-2019), a Member of the Advisory Board of certain Fidelity® funds (2014-2016), president of the Business Roundtable (2011-2017), a trustee of The Munder Funds (2003-2014), president and CEO of the National Association of Manufacturers (2004-2011), member of the Board of Trustees of the Annie E. Casey Foundation (2004-2015), and as governor of Michigan (1991-2003). He is a past chairman of the National Governors Association.

Robert F. Gartland (1951)

Year of Election or Appointment: 2010

Trustee

Mr. Gartland also serves as Trustee of other Fidelity® funds. Mr. Gartland is Chairman and an investor in Gartland & Mellina Group Corp. (consulting, 2009-present). Previously, Mr. Gartland served as a partner and investor of Vietnam Partners LLC (investments and consulting, 2008-2011). Prior to his retirement, Mr. Gartland held a variety of positions at Morgan Stanley (financial services, 1979-2007), including Managing Director (1987-2007), and Chase Manhattan Bank (1975-1978).

Arthur E. Johnson (1947)

Year of Election or Appointment: 2008

Trustee

Chairman of the Independent Trustees

Mr. Johnson also serves as Trustee of other Fidelity® funds. Mr. Johnson serves as a member of the Board of Directors of Eaton Corporation plc (diversified power management, 2009-present) and Booz Allen Hamilton (management consulting, 2011-present). Prior to his retirement, Mr. Johnson served as Senior Vice President of Corporate Strategic Development of Lockheed Martin Corporation (defense contractor, 1999-2009). He previously served on the Board of Directors of IKON Office Solutions, Inc. (1999-2008), AGL Resources, Inc. (holding company, 2002-2016), and Delta Airlines (2005-2007). Mr. Arthur E. Johnson is not related to Ms. Abigail P. Johnson.

Michael E. Kenneally (1954)

Year of Election or Appointment: 2009

Trustee

Vice Chairman of the Independent Trustees

Mr. Kenneally also serves as Trustee of other Fidelity® funds. Prior to his retirement, Mr. Kenneally served as Chairman and Global Chief Executive Officer of Credit Suisse Asset Management. Before joining Credit Suisse, he was an Executive Vice President and Chief Investment Officer for Bank of America Corporation. Earlier roles at Bank of America included Director of Research, Senior Portfolio Manager and Research Analyst, and Mr. Kenneally was awarded the Chartered Financial Analyst (CFA) designation in 1991.

Marie L. Knowles (1946)

Year of Election or Appointment: 2001

Trustee

Ms. Knowles also serves as Trustee of other Fidelity® funds. Prior to Ms. Knowles' retirement in June 2000, she served as Executive Vice President and Chief Financial Officer of Atlantic Richfield Company (ARCO) (diversified energy, 1996-2000). From 1993 to 1996, she was a Senior Vice President of ARCO and President of ARCO Transportation Company (pipeline and tanker operations). Ms. Knowles currently serves as a Director and Chairman of the Audit Committee of McKesson Corporation (healthcare service, since 2002). Ms. Knowles is a member of the Board of the Santa Catalina Island Company (real estate, 2009-present). Ms. Knowles is a Member of the Investment Company Institute Board of Governors and a Member of the Governing Council of the Independent Directors Council (2014-present). She also serves as a member of the Advisory Board for the School of Engineering of the University of Southern California. Previously, Ms. Knowles served as a Director of Phelps Dodge Corporation (copper mining and manufacturing, 1994-2007), URS Corporation (engineering and construction, 2000-2003) and America West (airline, 1999-2002). Ms. Knowles previously served as Chairman (2015-2018) and Vice Chairman (2012-2015) of the Independent Trustees of certain Fidelity® funds.

Mark A. Murray (1954)

Year of Election or Appointment: 2016

Trustee

Mr. Murray also serves as Trustee of other Fidelity® funds. Mr. Murray is Vice Chairman (2013-present) of Meijer, Inc. (regional retail chain). Previously, Mr. Murray served as a Member of the Advisory Board of certain Fidelity® funds (2016) and as Co-Chief Executive Officer (2013-2016) and President (2006-2013) of Meijer, Inc. Mr. Murray serves as a member of the Board of Directors and Nuclear Review and Public Policy and Responsibility Committees of DTE Energy Company (diversified energy company, 2009-present). Mr. Murray also serves as a member of the Board of Directors of Spectrum Health (not-for-profit health system, 2015-present). Mr. Murray previously served as President of Grand Valley State University (2001-2006), Treasurer for the State of Michigan (1999-2001), Vice President of Finance and Administration for Michigan State University (1998-1999), and a member of the Board of Directors and Audit Committee and Chairman of the Nominating and Corporate Governance Committee of Universal Forest Products, Inc. (manufacturer and distributor of wood and wood-alternative products, 2004-2016). Mr. Murray is also a director or trustee of many community and professional organizations.

 + The information includes the Trustee's principal occupation during the last five years and other information relating to the experience, attributes, and skills relevant to the Trustee's qualifications to serve as a Trustee, which led to the conclusion that the Trustee should serve as a Trustee for the fund.

Advisory Board Members and Officers:

Correspondence intended for an officer may be sent to Fidelity Investments, 245 Summer Street, Boston, Massachusetts 02210.  Officers appear below in alphabetical order.

Name, Year of Birth; Principal Occupation

Elizabeth Paige Baumann (1968)

Year of Election or Appointment: 2017

Anti-Money Laundering (AML) Officer

Ms. Baumann also serves as AML Officer of other funds. She is Chief AML Officer (2012-present) and Senior Vice President (2014-present) of FMR LLC (diversified financial services company) and is an employee of Fidelity Investments. Previously, Ms. Baumann served as AML Officer of the funds (2012-2016), and Vice President (2007-2014) and Deputy Anti-Money Laundering Officer (2007-2012) of FMR LLC.

Craig S. Brown (1977)

Year of Election or Appointment: 2019

Assistant Treasurer

Mr. Brown also serves as Assistant Treasurer of other funds. Mr. Brown is an employee of Fidelity Investments (2013-present).

John J. Burke III (1964)

Year of Election or Appointment: 2018

Chief Financial Officer

Mr. Burke also serves as Chief Financial Officer of other funds. Mr. Burke serves as Head of Investment Operations for Fidelity Fund and Investment Operations (2018-present) and is an employee of Fidelity Investments (1998-present). Previously Mr. Burke served as head of Asset Management Investment Operations (2012-2018).

William C. Coffey (1969)

Year of Election or Appointment: 2018

Secretary and Chief Legal Officer (CLO)

Mr. Coffey also serves as Secretary and CLO of other funds. Mr. Coffey serves as CLO, Secretary, and Senior Vice President of Fidelity Management & Research Company and FMR Co., Inc. (investment adviser firms, 2018-present); Secretary of Fidelity SelectCo, LLC and Fidelity Investments Money Management, Inc. (investment adviser firms, 2018-present); and CLO of Fidelity Management & Research (Hong Kong) Limited, FMR Investment Management (UK) Limited, and Fidelity Management & Research (Japan) Limited (investment adviser firms, 2018-present). He is Senior Vice President and Deputy General Counsel of FMR LLC (diversified financial services company, 2010-present), and is an employee of Fidelity Investments. Previously, Mr. Coffey served as Assistant Secretary of certain funds (2009-2018) and as Vice President and Associate General Counsel of FMR LLC (2005-2009).

Jonathan Davis (1968)

Year of Election or Appointment: 2010

Assistant Treasurer

Mr. Davis also serves as Assistant Treasurer of other funds. Mr. Davis serves as Assistant Treasurer of FMR Capital, Inc. (2017-present) and is an employee of Fidelity Investments. Previously, Mr. Davis served as Vice President and Associate General Counsel of FMR LLC (diversified financial services company, 2003-2010).

Adrien E. Deberghes (1967)

Year of Election or Appointment: 2010

Assistant Treasurer

Mr. Deberghes also serves as an officer of other funds. He serves as Assistant Treasurer of FMR Capital, Inc. (2017-present), Executive Vice President of Fidelity Investments Money Management, Inc. (FIMM) (investment adviser firm, 2016-present), and is an employee of Fidelity Investments (2008-present). Previously, Mr. Deberghes served as President and Treasurer of certain Fidelity® funds (2013-2018). Prior to joining Fidelity Investments, Mr. Deberghes was Senior Vice President of Mutual Fund Administration at State Street Corporation (2007-2008), Senior Director of Mutual Fund Administration at Investors Bank & Trust (2005-2007), and Director of Finance for Dunkin' Brands (2000-2005). Previously, Mr. Deberghes served in other fund officer roles.

Laura M. Del Prato (1964)

Year of Election or Appointment: 2018

President and Treasurer

Ms. Del Prato also serves as an officer of other funds. Ms. Del Prato is an employee of Fidelity Investments (2017-present). Prior to joining Fidelity Investments, Ms. Del Prato served as a Managing Director and Treasurer of the JPMorgan Mutual Funds (2014-2017). Prior to JPMorgan, Ms. Del Prato served as a partner at Cohen Fund Audit Services (accounting firm, 2012-2013) and KPMG LLP (accounting firm, 2004-2012).

Colm A. Hogan (1973)

Year of Election or Appointment: 2016

Assistant Treasurer

Mr. Hogan also serves as an officer of other funds. Mr. Hogan serves as Assistant Treasurer of FMR Capital, Inc. (2017-present) and is an employee of Fidelity Investments (2005-present). Previously, Mr. Hogan served as Assistant Treasurer of certain Fidelity® funds (2016-2018).

Chris Maher (1972)

Year of Election or Appointment: 2013

Assistant Treasurer

Mr. Maher serves as Assistant Treasurer of other funds. Mr. Maher is Vice President of Valuation Oversight, serves as Assistant Treasurer of FMR Capital, Inc. (2017-present), and is an employee of Fidelity Investments. Previously, Mr. Maher served as Vice President of Asset Management Compliance (2013), Vice President of the Program Management Group of FMR (investment adviser firm, 2010-2013), and Vice President of Valuation Oversight (2008-2010).

John B. McGinty, Jr. (1962)

Year of Election or Appointment: 2016

Chief Compliance Officer

Mr. McGinty also serves as Chief Compliance Officer of other funds. Mr. McGinty is Senior Vice President of Asset Management Compliance for Fidelity Investments and is an employee of Fidelity Investments (2016-present). Mr. McGinty previously served as Vice President, Senior Attorney at Eaton Vance Management (investment management firm, 2015-2016), and prior to Eaton Vance as global CCO for all firm operations and registered investment companies at GMO LLC (investment management firm, 2009-2015). Before joining GMO LLC, Mr. McGinty served as Senior Vice President, Deputy General Counsel for Fidelity Investments (2007-2009).

Jason P. Pogorelec (1975)

Year of Election or Appointment: 2015

Assistant Secretary

Mr. Pogorelec also serves as Assistant Secretary of other funds. Mr. Pogorelec serves as Vice President, Associate General Counsel (2010-present) and is an employee of Fidelity Investments (2006-present).

Nancy D. Prior (1967)

Year of Election or Appointment: 2014

Vice President

Ms. Prior also serves as Vice President of other funds. Ms. Prior serves as President Fixed Income, High Income/Emerging Market Debt and Multi Asset Class Strategies of FIAM LLC (2018-present), President (2016-present) and Director (2014-present) of Fidelity Investments Money Management, Inc. (FIMM) (investment adviser firm), President, Fixed Income (2014-present), and is an employee of Fidelity Investments (2002-present). Previously, Ms. Prior served as Vice Chairman of FIAM LLC (investment adviser firm, 2014-2018), a Director of FMR Investment Management (UK) Limited (investment adviser firm, 2015-2018), President Multi-Asset Class Strategies of FMR's Global Asset Allocation Division (2017-2018), Vice President of Fidelity's Money Market Funds (2012-2014), President, Money Market and Short Duration Bond Group of Fidelity Management & Research (FMR) (investment adviser firm, 2013-2014), President, Money Market Group of FMR (2011-2013), Managing Director of Research (2009-2011), Senior Vice President and Deputy General Counsel (2007-2009), and Assistant Secretary of certain Fidelity® funds (2008-2009).

Stacie M. Smith (1974)

Year of Election or Appointment: 2013

Assistant Treasurer

Ms. Smith also serves as an officer of other funds. Ms. Smith serves as Assistant Treasurer of FMR Capital, Inc. (2017-present), is an employee of Fidelity Investments (2009-present), and has served in other fund officer roles. Prior to joining Fidelity Investments, Ms. Smith served as Senior Audit Manager of Ernst & Young LLP (accounting firm, 1996-2009). Previously, Ms. Smith served as Assistant Treasurer (2013-2018) and Deputy Treasurer (2013-2016) of certain Fidelity® funds.

Marc L. Spector (1972)

Year of Election or Appointment: 2016

Deputy Treasurer

Mr. Spector also serves as an officer of other funds. Mr. Spector serves as Assistant Treasurer of FMR Capital, Inc. (2017-present) and is an employee of Fidelity Investments (2016-present). Prior to joining Fidelity Investments, Mr. Spector served as Director at the Siegfried Group (accounting firm, 2013-2016), and prior to Siegfried Group as audit senior manager at Deloitte & Touche (accounting firm, 2005-2013).

Jim Wegmann (1979)

Year of Election or Appointment: 2019

Assistant Treasurer

Mr. Wegmann also serves as Assistant Treasurer of other funds. Mr. Wegmann is an employee of Fidelity Investments (2011-present).

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs including sales charges (loads) on purchase payments or redemption proceeds, and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (July 1, 2018 to December 31, 2018) for Class A, Class M, Class C, Class I, and Fidelity Strategic Income Fund, and for the period (October 2, 2018 to December 31, 2018) for Class Z. The hypothetical expense Example is based on an investment of $1,000 invested for the one-half year period (October 2, 2018 to December 31, 208).

Actual Expenses

The first line of the accompanying table for each class of the Fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class of the Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table for each class of the Fund provides information about hypothetical account values and hypothetical expenses based on a Class' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Annualized Expense Ratio-A	Beginning Account Value	Ending Account Value December 31, 2018	Expenses Paid During Period
Class A	.98%
Actual		$1,000.00	$981.30	$4.89-B
Hypothetical-C		$1,000.00	$1,020.27	$4.99-D
Class M	.97%
Actual		$1,000.00	$980.50	$4.84-B
Hypothetical-C		$1,000.00	$1,020.32	$4.94-D
Class C	1.71%
Actual		$1,000.00	$977.60	$8.52-B
Hypothetical-C		$1,000.00	$1,016.59	$8.69-D
Fidelity Strategic Income Fund	.68%
Actual		$1,000.00	$982.40	$3.40-B
Hypothetical-C		$1,000.00	$1,021.78	$3.47-D
Class I	.73%
Actual		$1,000.00	$982.20	$3.65-B
Hypothetical-C		$1,000.00	$1,021.53	$3.72-D
Class Z	.62%
Actual		$1,000.00	$973.80	$1.53-B
Hypothetical-C		$1,000.00	$1,022.08	$3.16-D

 A Annualized expense ratio reflects expenses net of applicable fee waivers.

 B Actual expenses are equal to each Class' annualized expense ratio, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period) for Class A, Class M, Class C, Class I, and Fidelity Strategic Income Fund, and multiplied by 91/365 (to reflect the period October 2, 2018 to December 31, 2018) for Class Z. In addition to the expenses noted above, the Fund also indirectly bears its proportional share of the expenses of the underlying Fidelity Central Funds. Annualized expenses of the underlying non-money market Fidelity Central Funds as of their most recent fiscal half year were .01%.

 C 5% return per year before expenses

 D Hypothetical expenses are equal to each Class' annualized expense ratio, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period). In addition to the expenses noted above, the Fund also indirectly bears its proportional share of the expenses of the underlying Fidelity Central Funds. Annualized expenses of the underlying non-money market Fidelity Central Funds as of their most recent fiscal half year were .01%.

Distributions (Unaudited)

A total of 8.94% of the dividends distributed during the fiscal year was derived from interest on U.S. Government securities which is generally exempt from state income tax.

The fund designates $347,257,138 of distributions paid during the period January 1, 2018 to December 31, 2018 as qualifying to be taxed as interest-related dividends for nonresident alien shareholders.

The fund will notify shareholders in January 2019 of amounts for use in preparing 2018 income tax returns.

Board Approval of Investment Advisory Contracts and Management Fees

Fidelity Advisor Strategic Income Fund

Each year, the Board of Trustees, including the Independent Trustees (together, the Board), votes on the renewal of the management contract with Fidelity Management & Research Company (FMR) and the sub-advisory agreements (together, the Advisory Contracts) for the fund. FMR and the sub-advisers are referred to herein as the Investment Advisers. The Board, assisted by the advice of fund counsel and Independent Trustees' counsel, requests and considers a broad range of information relevant to the renewal of the Advisory Contracts throughout the year.

The Board meets regularly and, at each of its meetings, covers an extensive agenda of topics and materials and considers factors that are relevant to its annual consideration of the renewal of the fund's Advisory Contracts, including the services and support provided to the fund and its shareholders. The Board has established four standing committees (Committees) — Operations, Audit, Fair Valuation, and Governance and Nominating — each composed of and chaired by Independent Trustees with varying backgrounds, to which the Board has assigned specific subject matter responsibilities in order to enhance effective decision-making by the Board. The Operations Committee, of which all of the Independent Trustees are members, meets regularly throughout the year and considers, among other matters, information specifically related to the annual consideration of the renewal of the fund's Advisory Contracts. The Board, acting directly and through its Committees, requests and receives information concerning the annual consideration of the renewal of the fund's Advisory Contracts. The Board also meets as needed to review matters specifically related to the Board's annual consideration of the renewal of the Advisory Contracts. Members of the Board may also meet with trustees of other Fidelity funds through joint ad hoc committees to discuss certain matters relevant to all of the Fidelity funds.

At its September 2018 meeting, the Board unanimously determined to renew the fund's Advisory Contracts. In reaching its determination, the Board considered all factors it believed relevant, including (i) the nature, extent, and quality of the services to be provided to the fund and its shareholders (including the investment performance of the fund); (ii) the competitiveness of the fund's management fee and total expense ratio relative to peer funds; (iii) the total costs of the services to be provided by and the profits to be realized by Fidelity from its relationships with the fund; and (iv) the extent to which, if any, economies of scale exist and would be realized as the fund grows, and whether any economies of scale are appropriately shared with fund shareholders.

In considering whether to renew the Advisory Contracts for the fund, the Board reached a determination, with the assistance of fund counsel and Independent Trustees' counsel and through the exercise of its business judgment, that the renewal of the Advisory Contracts was in the best interests of the fund and its shareholders and that the compensation payable under the Advisory Contracts was fair and reasonable. The Board's decision to renew the Advisory Contracts was not based on any single factor, but rather was based on a comprehensive consideration of all the information provided to the Board at its meetings throughout the year. The Board, in reaching its determination to renew the Advisory Contracts, was aware that shareholders of the fund have a broad range of investment choices available to them, including a wide choice among funds offered by Fidelity's competitors, and that the fund's shareholders, who have the opportunity to review and weigh the disclosure provided by the fund in its prospectus and other public disclosures, have chosen to invest in this fund, which is part of the Fidelity family of funds.

Nature, Extent, and Quality of Services Provided.  The Board considered Fidelity's staffing as it relates to the fund, including the backgrounds of investment personnel of Fidelity, and also considered the fund's investment objective, strategies, and related investment philosophy. The Independent Trustees also had discussions with senior management of Fidelity's investment operations and investment groups. The Board considered the structure of the investment personnel compensation program and whether this structure provides appropriate incentives to act in the best interests of the fund. Additionally, the Board considered the portfolio managers' investments, if any, in the funds that they manage.

Resources Dedicated to Investment Management and Support Services.  The Board reviewed the general qualifications and capabilities of Fidelity's investment staff, including its size, education, experience, and resources, as well as Fidelity's approach to recruiting, managing, and compensating investment personnel. The Board noted that Fidelity has continued to increase the resources devoted to non-U.S. offices, including expansion of Fidelity's global investment organization. The Board also noted that Fidelity's analysts have extensive resources, tools and capabilities that allow them to conduct sophisticated quantitative and fundamental analysis, as well as credit analysis of issuers, counterparties and guarantors. Further, the Board considered that Fidelity's investment professionals have sufficient access to global information and data so as to provide competitive investment results over time, and that those professionals also have access to sophisticated tools that permit them to assess portfolio construction and risk and performance attribution characteristics continuously, as well as to transmit new information and research conclusions rapidly around the world. Additionally, in its deliberations, the Board considered Fidelity's trading, risk management, compliance, and technology and operations capabilities and resources, which are integral parts of the investment management process.

Shareholder and Administrative Services.  The Board considered (i) the nature, extent, quality, and cost of advisory, administrative, and shareholder services performed by the Investment Advisers and their affiliates under the Advisory Contracts and under separate agreements covering transfer agency, pricing and bookkeeping, and securities lending services for the fund; (ii) the nature and extent of the supervision of third party service providers, principally custodians, subcustodians, and pricing vendors; and (iii) the resources devoted to, and the record of compliance with, the fund's compliance policies and procedures. The Board also reviewed the allocation of fund brokerage, including allocations to brokers affiliated with the Investment Advisers, the use of brokerage commissions to pay fund expenses, and the use of "soft" commission dollars to pay for research services.

The Board noted that the growth of fund assets over time across the complex allows Fidelity to reinvest in the development of services designed to enhance the value and convenience of the Fidelity funds as investment vehicles. These services include 24-hour access to account information and market information through telephone representatives and over the Internet, investor education materials and asset allocation tools, and the expanded availability of Fidelity Investor Centers.

Investment in a Large Fund Family.  The Board considered the benefits to shareholders of investing in a Fidelity fund, including the benefits of investing in a fund that is part of a large family of funds offering a variety of investment disciplines and providing a large variety of mutual fund investor services. The Board noted that Fidelity had taken, or had made recommendations that resulted in the Fidelity funds taking, a number of actions over the previous year that benefited particular funds, including: (i) continuing to dedicate additional resources to Fidelity's investment research process, which includes meetings with management of issuers of securities in which the funds invest, and to the support of the senior management team that oversees asset management; (ii) continuing efforts to enhance Fidelity's global research capabilities; (iii) launching new funds and making other enhancements to meet client needs; (iv) launching new share classes of existing funds; (v) eliminating purchase minimums and broadening eligibility requirements for certain funds and share classes; (vi) reducing management fees and total expenses for certain growth equity funds and index funds; (vii) lowering expense caps for certain existing funds and classes, and converting certain voluntary expense caps to contractual caps, to reduce expenses borne by shareholders; (viii) eliminating short-term redemption fees for funds that had such fees; (ix) rationalizing product lines and gaining increased efficiencies from fund mergers and share class consolidations; (x) continuing to develop, acquire and implement systems and technology to improve services to the funds and shareholders, strengthen information security, and increase efficiency; and (xi) continuing to implement enhancements to further strengthen Fidelity's product line to increase investors' probability of success in achieving their investment goals, including retirement income goals.

Investment Performance.  The Board considered whether the fund has operated in accordance with its investment objective, as well as its record of compliance with its investment restrictions and its performance history. The Board noted that there was a portfolio management change for the fund in December 2017.

The Board took into account discussions that occur at Board meetings throughout the year with representatives of the Investment Advisers about fund investment performance. In this regard the Board noted that as part of regularly scheduled fund reviews and other reports to the Board on fund performance, the Board considers annualized return information for the fund for different time periods, measured against one or more appropriate securities market indices, including a customized blended index that reflects the respective weights of the fund's asset classes (each a "benchmark index") and a peer group of funds with similar objectives ("peer group"), if any. In its evaluation of fund investment performance at meetings throughout the year, the Board gave particular attention to information indicating underperformance of certain Fidelity funds for specific time periods and discussed with the Investment Advisers the reasons for such underperformance.

In addition to reviewing absolute and relative fund performance, the Independent Trustees periodically consider the appropriateness of fund performance metrics in evaluating the results achieved. In general, the Independent Trustees believe that fund performance should be evaluated based on gross performance (before fees and expenses but after transaction costs) compared to appropriate benchmark indices, over appropriate time periods that may include full market cycles, and on net performance (after fees and expenses) compared to peer groups, as applicable, over the same periods, taking into account relevant factors including the following: general market conditions; expectations for interest rate levels and credit conditions; issuer-specific information including credit quality; and fund cash flows and other factors. Depending on the circumstances, the Independent Trustees may be satisfied with a fund's performance notwithstanding that it lags its benchmark index or peer group for certain periods.

The Independent Trustees recognize that shareholders evaluate performance on a net basis over their own holding periods, for which one-, three-, and five-year periods are often used as a proxy. For this reason, the performance information reviewed by the Board also included net cumulative calendar year total return information for the fund and an appropriate benchmark index and peer group for the most recent one-, three-, and five-year periods.

Based on its review, the Board concluded that the nature, extent, and quality of services provided to the fund under the Advisory Contracts should continue to benefit the shareholders of the fund.

Competitiveness of Management Fee and Total Expense Ratio.  The Board considered the fund's management fee and total expense ratio compared to "mapped groups" of competitive funds and classes created for the purpose of facilitating the Trustees' competitive analysis of management fees and total expenses. Fidelity creates "mapped groups" by combining similar Lipper investment objective categories that have comparable investment mandates. Combining Lipper investment objective categories aids the Board's management fee and total expense ratio comparisons by broadening the competitive group used for comparison.

Management Fee.  The Board considered two proprietary management fee comparisons for the 12-month periods shown in basis points (BP) in the chart below. The group of Lipper funds used by the Board for management fee comparisons is referred to below as the "Total Mapped Group." The Total Mapped Group comparison focuses on a fund's standing in terms of gross management fees before expense reimbursements or caps relative to the total universe of funds with comparable investment mandates, regardless of whether their management fee structures also are comparable. Funds with comparable investment mandates offer exposure to similar types of securities. Funds with comparable management fee structures have similar management fee contractual arrangements (e.g., flat rate charged for advisory services, all-inclusive fee rate, etc.). "TMG %" represents the percentage of funds in the Total Mapped Group that had management fees that were lower than the fund's. For example, a hypothetical TMG % of 20% would mean that 80% of the funds in the Total Mapped Group had higher, and 20% had lower, management fees than the fund. The fund's actual TMG %s and the number of funds in the Total Mapped Group are in the chart below. The "Asset-Size Peer Group" (ASPG) comparison focuses on a fund's standing relative to a subset of non-Fidelity funds within the Total Mapped Group that are similar in size and management fee structure. For example, if a fund is in the first quartile of the ASPG, the fund's management fee ranks in the least expensive or lowest 25% of funds in the ASPG. The ASPG represents at least 15% of the funds in the Total Mapped Group with comparable asset size and management fee structures, subject to a minimum of 50 funds (or all funds in the Total Mapped Group if fewer than 50). Additional information, such as the ASPG quartile in which the fund's management fee rate ranked, is also included in the chart and was considered by the Board.

Fidelity Advisor Strategic Income Fund

The Board noted that the fund's management fee rate ranked below the median of its Total Mapped Group and equal to the median of its ASPG for 2017.

The Board noted that it and the boards of other Fidelity funds formed an ad hoc Committee on Group Fee, which meets periodically, to conduct an in-depth review of the "group fee" component of the management fee of funds with such management fee structures. The Committee's focus included the mechanics of the group fee, the competitive landscape of group fee structures, Fidelity funds with no group fee component and investment products not included in group fee assets. The Board also considered that, for funds subject to the group fee, FMR agreed to voluntarily waive fees over a specified period of time in amounts designed to account for assets converted from certain funds to certain collective investment trusts.

Based on its review, the Board concluded that the fund's management fee is fair and reasonable in light of the services that the fund receives and the other factors considered.

Total Expense Ratio.  In its review of each class's total expense ratio, the Board considered the fund's management fee rate as well as other fund or class expenses, as applicable, such as transfer agent fees, pricing and bookkeeping fees, fund-paid 12b-1 fees, and custodial, legal, and audit fees. The Board also noted that Fidelity may agree to waive fees and expenses from time to time, and the extent to which, if any, it has done so for the fund. As part of its review, the Board also considered the current and historical total expense ratios of each class of the fund compared to competitive fund median expenses. Each class of the fund is compared to those funds and classes in the Total Mapped Group (used by the Board for management fee comparisons) that have a similar sales load structure.

The Board noted that the total expense ratio of each of Class A and Class M ranked below the competitive median for 2017, and the total expense ratio of each of Class C and Class I ranked equal to the competitive median for 2017.

Fees Charged to Other Fidelity Clients.  The Board also considered Fidelity fee structures and other information with respect to clients of Fidelity, such as other funds advised or subadvised by Fidelity, pension plan clients, and other institutional clients with similar mandates. The Board noted that a joint ad hoc committee created by it and the boards of other Fidelity funds periodically reviews and compares Fidelity's institutional investment advisory business with its business of providing services to the Fidelity funds and also noted the most recent findings of the committee. The Board noted that the committee's review included a consideration of the differences in services provided, fees charged, and costs incurred, as well as competition in the markets serving the different categories of clients.

Based on its review of total expense ratios and fees charged to other Fidelity clients, the Board concluded that the total expense ratio of each class of the fund was reasonable in light of the services that the fund and its shareholders receive and the other factors considered.

Costs of the Services and Profitability.  The Board considered the revenues earned and the expenses incurred by Fidelity in conducting the business of developing, marketing, distributing, managing, administering and servicing the fund and servicing the fund's shareholders. The Board also considered the level of Fidelity's profits in respect of all the Fidelity funds.

On an annual basis, Fidelity presents to the Board information about the profitability of its relationships with the fund. Fidelity calculates profitability information for each fund, as well as aggregate profitability information for groups of Fidelity funds and all Fidelity funds, using a series of detailed revenue and cost allocation methodologies which originate with the books and records of Fidelity on which Fidelity's audited financial statements are based. The Audit Committee of the Board reviews any significant changes from the prior year's methodologies.

PricewaterhouseCoopers LLP (PwC), auditor to Fidelity and certain Fidelity funds, has been engaged annually by the Board as part of the Board's assessment of Fidelity's profitability analysis. PwC's engagement includes the review and assessment of the methodologies used by Fidelity in determining the revenues and expenses attributable to Fidelity's mutual fund business, and completion of agreed-upon procedures in respect of the mathematical accuracy of the fund profitability information and its conformity to established allocation methodologies. After considering PwC's reports issued under the engagement and information provided by Fidelity, the Board concluded that while other allocation methods may also be reasonable, Fidelity's profitability methodologies are reasonable in all material respects.

The Board also reviewed Fidelity's non-fund businesses and potential indirect benefits such businesses may have received as a result of their association with Fidelity's mutual fund business (i.e., fall-out benefits) as well as cases where Fidelity's affiliates may benefit from the fund's business. The Board noted that changes to fall-out benefits year-over-year reflect business developments at Fidelity's various businesses.

The Board considered the costs of the services provided by and the profits realized by Fidelity in connection with the operation of the fund and was satisfied that the profitability was not excessive.

Economies of Scale.  The Board considered whether there have been economies of scale in respect of the management of the Fidelity funds, whether the Fidelity funds (including the fund) have appropriately benefited from any such economies of scale, and whether there is potential for realization of any further economies of scale. The Board considered the extent to which the fund will benefit from economies of scale as assets grow through increased services to the fund, through waivers or reimbursements, or through fee or expense ratio reductions. The Board also noted that a committee (the Economies of Scale Committee) created by it and the boards of other Fidelity funds periodically analyzes whether Fidelity attains economies of scale in respect of the management and servicing of the Fidelity funds, whether the Fidelity funds have appropriately benefited from such economies of scale, and whether there is potential for realization of any further economies of scale.

The Board recognized that the fund's management contract incorporates a "group fee" structure, which provides for lower group fee rates as total group assets increase, and for higher group fee rates as total group assets decrease (with "group assets" defined to include fund assets under FMR's management plus the assets of sector funds previously under FMR's management). FMR calculates the group fee rates based on a tiered asset "breakpoint" schedule that varies based on asset class. The Board considered that the group fee is designed to deliver the benefits of economies of scale to fund shareholders when total Fidelity fund assets increase, even if assets of any particular fund are unchanged or have declined, because some portion of Fidelity's costs are attributable to services provided to all Fidelity funds, and all funds benefit if those costs can be allocated among more assets. The Board concluded that, given the group fee structure, fund shareholders will benefit from lower management fees as group assets increase at the fund complex level, regardless of whether Fidelity achieves any such economies of scale.

The Board concluded, taking into account the analysis of the Economies of Scale Committee, that economies of scale, if any, are being appropriately shared between fund shareholders and Fidelity.

Additional Information Requested by the Board.  In order to develop fully the factual basis for consideration of the Fidelity funds' advisory contracts, the Board requested and received additional information on certain topics, including: (i) Fidelity's fund profitability methodology, profitability trends for certain funds, the allocation of various costs to different funds, and the impact of certain factors on fund profitability results; (ii) portfolio manager changes that have occurred during the past year and the amount of the investment that each portfolio manager has made in the Fidelity fund(s) that he or she manages; (iii) Fidelity's compensation structure for portfolio managers, research analysts, and other key personnel, including its effects on fund profitability, the rationale for the compensation structure, and the extent to which current market conditions have affected retention and recruitment; (iv) the arrangements with and compensation paid to certain fund sub-advisers on behalf of the Fidelity funds and the treatment of such compensation within Fidelity's fund profitability methodology; (v) the terms of Fidelity's voluntary expense limitation agreements; (vi) the methodology with respect to competitive fund data and peer group classifications; (vii) Fidelity's transfer agent fee, expense, and service structures for different funds and classes relative to competitive trends, and the impact of the increased use of omnibus accounts; (viii) new developments in the retail and institutional marketplaces and the competitive positioning of the funds relative to other investment products and services; (ix) the impact of recent changes to the money market fund landscape, including the full implementation of money market fund reform and rising interest rates, on Fidelity's money market funds; (x) the funds' share class structures and distribution channels; and (xi) explanations regarding the relative total expense ratios of certain funds and classes, total expense competitive trends and methodologies for total expense competitive comparisons, and actions that might be taken by Fidelity to reduce total expense ratios for certain classes. In addition, the Board considered its discussions with Fidelity throughout the year regarding enhanced information security initiatives and the funds' fair valuation policies.

Based on its evaluation of all of the conclusions noted above, and after considering all factors it believed relevant, the Board concluded that the advisory fee arrangements are fair and reasonable, and that the fund's Advisory Contracts should be renewed.

Corporate Headquarters

245 Summer St.

Boston, MA 02210

www.fidelity.com

RSI-ANN-0219
1.9887398.100

Item 2.

Code of Ethics

As of the end of the period, December 31, 2018, Fidelity Advisor Series II (the trust) has adopted a code of ethics, as defined in Item 2 of Form N-CSR, that applies to its President and Treasurer and its Chief Financial Officer.  A copy of the code of ethics is filed as an exhibit to this Form N-CSR.

Item 3.

Audit Committee Financial Expert

The Board of Trustees of the trust has determined that Elizabeth S. Acton is an audit committee financial expert, as defined in Item 3 of Form N-CSR.   Ms. Acton is independent for purposes of Item 3 of Form N-CSR.

Item 4.

Principal Accountant Fees and Services

Fees and Services

The following table presents fees billed by Deloitte & Touche LLP, the member firms of Deloitte Touche Tohmatsu, and their respective affiliates (collectively, “Deloitte Entities”) in each of the last two fiscal years for services rendered to Fidelity Advisor Strategic Income Fund (the “Fund”):

Services Billed by Deloitte Entities

December 31, 2018 FeesA

	Audit Fees	Audit-Related Fees	Tax Fees	All Other Fees
Fidelity Advisor Strategic Income Fund	$109,000	$200	$6,300	$3,200

December 31, 2017 FeesA

	Audit Fees	Audit-Related Fees	Tax Fees	All Other Fees
Fidelity Advisor Strategic Income Fund	$208,000	$300	$6,500	$5,400

A Amounts may reflect rounding.

The following table presents fees billed by Deloitte Entities that were required to be approved by the Audit Committee for services that relate directly to the operations and financial reporting of the Fund and that are rendered on behalf of Fidelity Management & Research Company (“FMR”) and entities controlling, controlled by, or under common control with FMR (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser) that provide ongoing services to the Fund (“Fund Service Providers”):

Services Billed by Deloitte Entities

	December 31, 2018A	December 31, 2017A
Audit-Related Fees	$290,000	$-
Tax Fees	$5,000	$25,000
All Other Fees	$-	$-

A Amounts may reflect rounding.

“Audit-Related Fees” represent fees billed for assurance and related services that are reasonably related to the performance of the fund audit or the review of the fund's financial statements and that are not reported under Audit Fees.

“Tax Fees” represent fees billed for tax compliance, tax advice or tax planning that relate directly to the operations and financial reporting of the fund.

“All Other Fees” represent fees billed for services provided to the fund or Fund Service Provider, a significant portion of which are assurance related, that relate directly to the operations and financial reporting of the fund, excluding those services that are reported under Audit Fees, Audit-Related Fees or Tax Fees.

Assurance services must be performed by an independent public accountant.

* * *

The aggregate non-audit fees billed by Deloitte Entities for services rendered to the Fund, FMR (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any Fund Service Provider for each of the last two fiscal years of the Fund are as follows:

Billed By	December 31, 2018A	December 31, 2017A
Deloitte Entities	$765,000	$315,000

A Amounts may reflect rounding.

The trust's Audit Committee has considered non-audit services that were not pre-approved that were provided by Deloitte Entities to Fund Service Providers to be compatible with maintaining the independence of Deloitte Entities in its audit of the Fund, taking into account representations from Deloitte Entities, in accordance with Public Company Accounting Oversight Board rules, regarding its independence from the Fund and its related entities and FMR’s review of the appropriateness and permissibility under applicable law of such non-audit services prior to their provision to the Fund Service Providers.

Audit Committee Pre-Approval Policies and Procedures

The trust’s Audit Committee must pre-approve all audit and non-audit services provided by a fund’s independent registered public accounting firm relating to the operations or financial reporting of the fund. Prior to the commencement of any audit or non-audit services to a fund, the Audit Committee reviews the services to determine whether they are appropriate and permissible under applicable law.

The Audit Committee has adopted policies and procedures to, among other purposes, provide a framework for the Committee’s consideration of non-audit services by the audit firms that audit the Fidelity funds. The policies and procedures require that any non-audit service provided by a fund audit firm to a Fidelity fund and any non-audit service provided by a fund auditor to a Fund Service Provider that relates directly to the operations and financial reporting of a Fidelity fund (“Covered Service”) are subject to approval by the Audit Committee before such service is provided.

All Covered Services must be approved in advance of provision of the service either: (i) by formal resolution of the Audit Committee, or (ii) by oral or written approval of the service by the Chair of the Audit Committee (or if the Chair is unavailable, such other member of the Audit Committee as may be designated by the Chair to act in the Chair’s absence). The approval contemplated by (ii) above is permitted where the Treasurer determines that action on such an engagement is necessary before the next meeting of the Audit Committee.

Non-audit services provided by a fund audit firm to a Fund Service Provider that do not relate directly to the operations and financial reporting of a Fidelity fund are reported to the Audit Committee periodically.

Non-Audit Services Approved Pursuant to Rule 2-01(c)(7)(i)(C) and (ii) of Regulation S-X (“De Minimis Exception”)

There were no non-audit services approved or required to be approved by the Audit Committee pursuant to the De Minimis Exception during the Fund’s last two fiscal years relating to services provided to (i) the Fund or (ii) any Fund Service Provider that relate directly to the operations and financial reporting of the Fund.

Item 5.

Audit Committee of Listed Registrants

Not applicable.

Item 6.

Investments

(a)

Not applicable.

(b)

Not applicable

Item 7.

Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not applicable.

Item 8.

Portfolio Managers of Closed-End Management Investment Companies

Not applicable.

Item 9.

Purchase of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

Not applicable.

Item 10.

Submission of Matters to a Vote of Security Holders

There were no material changes to the procedures by which shareholders may recommend nominees to the trust’s Board of Trustees.

Item 11.

Controls and Procedures

(a)(i)  The President and Treasurer and the Chief Financial Officer have concluded that the trust’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act) provide reasonable assurances that material information relating to the trust is made known to them by the appropriate persons, based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(a)(ii)  There was no change in the trust’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the trust’s internal control over financial reporting.

Item 12.

Disclosure of Securities Lending Activities for Closed-End Management

Investment Companies

Not applicable.

Item 13.

Exhibits

(a)	(1)	Code of Ethics pursuant to Item 2 of Form N-CSR is filed and attached hereto as EX-99.CODE ETH.
(a)	(2)	Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.
(a)	(3)	Not applicable.
(b)		Certification pursuant to Rule 30a-2(b) under the Investment Company Act of 1940 (17 CFR 270.30a-2(b)) is furnished and attached hereto as Exhibit 99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Fidelity Advisor Series II

By:	/s/Laura M. Del Prato
Laura M. Del Prato
President and Treasurer

Date:	February 26, 2019

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/Laura M. Del Prato
Laura M. Del Prato
President and Treasurer

Date:	February 26, 2019

By:	/s/John J. Burke III
John J. Burke III
Chief Financial Officer

Date:	February 26, 2019